American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 96.56% Information technology 26.24%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	27,188,000	$ 216,565
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	13,722
ASML Holding NV	648,442	121,620
ASML Holding NV (New York registered)	517,300	97,278
Microsoft Corp.	1,583,100	186,711
Visa Inc., Class A	1,142,800	178,494
Broadcom Inc.	487,050	146,461
Temenos AG	637,000	93,911
Paycom Software, Inc.[1]	357,000	67,519
Adyen NV1	56,700	44,395
SimCorp AS	425,000	41,029
PagSeguro Digital Ltd., Class A1	1,340,900	40,026
Amadeus IT Group SA, Class A, non-registered shares	486,200	38,941
Largan Precision Co., Ltd.	255,000	38,059
Adobe Inc.[1]	135,000	35,976
Amphenol Corp., Class A	373,500	35,273
Intel Corp.	598,500	32,139
Zendesk, Inc.[1]	326,000	27,710
Samsung Electronics Co., Ltd., nonvoting preferred	792,250	25,301
Hexagon AB, Class B	477,200	24,893
EPAM Systems, Inc.[1]	122,000	20,634
AAC Technologies Holdings Inc.	3,395,040	20,089
Mastercard Inc., Class A	76,500	18,012
Jack Henry & Associates, Inc.	98,000	13,597
Autodesk, Inc.[1]	77,000	11,998
Keyence Corp.	19,000	11,824
Worldline SA, non-registered shares[1]	162,000	9,595
StoneCo Ltd., Class A1	208,000	8,551
		1,620,323
Consumer discretionary 20.28%
Amazon.com, Inc.[1]	228,600	407,079
Alibaba Group Holding Ltd. (ADR)[1]	931,050	169,870
Naspers Ltd., Class N	277,000	63,970
Takeaway.com NV1	740,000	56,197
Ocado Group PLC[1]	3,115,000	55,603
Just Eat PLC[1]	5,292,000	51,763
NIKE, Inc., Class B	562,500	47,368
Home Depot, Inc.	236,800	45,440
Moncler SpA	915,000	36,868
Tiffany & Co.	259,700	27,411
MGM China Holdings, Ltd.	12,708,000	26,582
Wynn Macau, Ltd.	10,510,400	24,770
Cie. Financière Richemont SA, Class A	320,350	23,337
LVMH Moët Hennessy-Louis Vuitton SE	59,000	21,702
Valeo SA, non-registered shares	727,000	21,081
McDonald’s Corp.	93,000	17,661
American Funds Insurance Series — Global Growth Fund — Page 1 of 193

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Nitori Holdings Co., Ltd.	135,000	$ 17,419
ASOS PLC[1]	370,000	15,421
Meituan Dianping, Class B1	2,180,200	14,692
Melco Resorts & Entertainment Ltd. (ADR)	606,000	13,690
EssilorLuxottica	124,835	13,636
Sodexo SA	122,000	13,434
Maruti Suzuki India Ltd.	120,000	11,558
GVC Holdings PLC	1,559,000	11,351
Sony Corp.	243,000	10,184
Marriott International, Inc., Class A	74,000	9,257
Cairn Homes PLC[1]	5,615,000	9,007
MGM Resorts International	320,000	8,211
Suzuki Motor Corp.	182,000	8,043
		1,252,605
Health care 11.39%
UnitedHealth Group Inc.	324,200	80,162
Merck & Co., Inc.	886,000	73,689
Sartorius AG, nonvoting preferred, non-registered shares	381,500	65,433
Boston Scientific Corp.[1]	1,638,200	62,874
AstraZeneca PLC	721,300	57,636
Mettler-Toledo International Inc.[1]	65,000	46,995
Fisher & Paykel Healthcare Corp. Ltd.	3,680,000	39,345
Hologic, Inc.[1]	800,000	38,720
Cigna Corp.	177,511	28,547
Regeneron Pharmaceuticals, Inc.[1]	64,200	26,362
DexCom, Inc.[1]	207,000	24,654
Pfizer Inc.	555,000	23,571
Bayer AG	363,860	23,510
Novartis AG	189,000	18,180
Straumann Holding AG	22,200	18,114
Vertex Pharmaceuticals Inc.[1]	89,000	16,371
Zoetis Inc., Class A	155,000	15,604
Biogen Inc.[1]	57,600	13,615
Sanofi	135,000	11,924
bioMérieux SA	135,000	11,161
Demant A/S1	228,540	6,758
		703,225
Financials 9.14%
AIA Group Ltd.	15,004,900	149,381
JPMorgan Chase & Co.	662,600	67,075
Kotak Mahindra Bank Ltd.	3,471,000	66,865
MarketAxess Holdings Inc.	211,000	51,923
AXA SA	966,000	24,305
Société Générale	818,650	23,670
GT Capital Holdings, Inc.[1]	1,295,075	22,974
Prudential PLC	1,141,962	22,868
SunTrust Banks, Inc.	317,000	18,782
Moscow Exchange MICEX-RTS PJSC	12,640,000	17,589
Berkshire Hathaway Inc., Class A1	54	16,266
CME Group Inc., Class A	97,200	15,997
ORIX Corp.	1,017,000	14,586
Banco Santander, SA	2,946,020	13,696
BlackRock, Inc.	30,600	13,077
American Funds Insurance Series — Global Growth Fund — Page 2 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Macquarie Group Ltd.	125,000	$ 11,487
Sberbank of Russia PJSC (ADR)	645,500	8,559
FinecoBank SpA	401,687	5,283
		564,383
Communication services 8.75%
Alphabet Inc., Class A1	116,500	137,108
Alphabet Inc., Class C1	71,052	83,366
Tencent Holdings Ltd.	1,800,000	82,778
SoftBank Group Corp.	776,000	75,233
Facebook, Inc., Class A1	414,800	69,143
Nintendo Co., Ltd.	165,100	47,014
Altice USA, Inc., Class A	800,000	17,184
CBS Corp., Class B	334,850	15,915
BT Group PLC	4,250,000	12,341
		540,082
Consumer staples 8.73%
British American Tobacco PLC	2,970,800	123,586
Nestlé SA	739,650	70,492
Coca-Cola European Partners PLC	1,194,500	61,803
Altria Group, Inc.	945,537	54,302
Philip Morris International Inc.	602,200	53,229
Walgreens Boots Alliance, Inc.	459,700	29,085
Uni-Charm Corp.	832,000	27,498
General Mills, Inc.	514,000	26,600
Keurig Dr Pepper Inc.	893,000	24,977
Associated British Foods PLC	595,000	18,901
Costco Wholesale Corp.	59,500	14,407
Coca-Cola FEMSA, SAB de CV, Series L	1,965,000	12,990
Coca-Cola HBC AG (CDI)	336,700	11,468
Lenta Ltd. (GDR)[1]	1,702,100	5,702
Lenta Ltd. (GDR)[1,2]	1,211,900	4,060
		539,100
Industrials 6.99%
Airbus SE, non-registered shares	1,093,500	144,620
MTU Aero Engines AG	167,000	37,804
ASSA ABLOY AB, Class B	1,677,000	36,201
Alliance Global Group, Inc.	111,060,000	34,179
Bunzl PLC	956,000	31,527
Geberit AG	65,000	26,568
Safran SA	164,000	22,490
Middleby Corp.[1]	159,900	20,792
Boeing Co.	51,300	19,567
IDEX Corp.	122,400	18,573
DSV A/S	183,500	15,176
General Electric Co.	1,260,000	12,587
NIBE Industrier AB, Class B	817,914	10,473
SMC Corp.	3,400	1,274
		431,831
American Funds Insurance Series — Global Growth Fund — Page 3 of 193

unaudited
Common stocks (continued) Materials 2.75%	Shares	Value (000)
Sherwin-Williams Co.	155,500	$ 66,975
Glencore PLC	6,150,000	25,468
Barrick Gold Corp. (GBP denominated)	1,532,000	21,002
CCL Industries Inc., Class B, nonvoting shares	375,000	15,181
Koninklijke DSM NV	124,000	13,515
Linde PLC (EUR denominated)	65,000	11,375
Air Liquide SA3	79,200	10,070
DowDuPont Inc.	123,027	6,559
		170,145
Energy 2.29%
Reliance Industries Ltd.	1,795,200	35,328
LUKOIL Oil Co. PJSC (ADR)	306,700	27,480
Gazprom PJSC (ADR)	4,173,000	18,837
Baker Hughes, a GE Co., Class A	470,000	13,028
Concho Resources Inc.	111,500	12,372
CNOOC Ltd.	6,600,000	12,359
Royal Dutch Shell PLC, Class B	381,000	12,049
Occidental Petroleum Corp.	153,000	10,129
		141,582
Total common stocks (cost: $3,869,725,000)		5,963,276
Short-term securities 3.82% Money market investments 3.82%
Capital Group Central Cash Fund	2,360,355	235,988
Total short-term securities (cost: $236,011,000)		235,988
Total investment securities 100.38% (cost: $4,105,736,000)		6,199,264
Other assets less liabilities (0.38)%		(23,373)
Net assets 100.00%		$6,175,891
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,060,000, which represented .07% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $10,070,000, which represented .16% of the net assets of the fund.
Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
American Funds Insurance Series — Global Growth Fund — Page 4 of 193

Global Small Capitalization Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 89.90% Health care 20.87%	Shares	Value (000)
GW Pharmaceuticals PLC (ADR)[1]	823,718	$ 138,854
Insulet Corp.[1]	1,054,455	100,268
Integra LifeSciences Holdings Corp.[1]	828,165	46,145
iRhythm Technologies, Inc.[1]	614,905	46,093
Molina Healthcare, Inc.[1]	306,000	43,440
CONMED Corp.	452,000	37,597
Allakos Inc.[1,2]	886,580	35,907
NuCana PLC (ADR)[1,2,3]	2,067,724	35,151
China Biologic Products Holdings, Inc.[1]	360,000	32,850
Allogene Therapeutics, Inc.[1,4,5]	653,594	18,328
Allogene Therapeutics, Inc.[1,2]	304,589	8,806
Notre Dame Intermédica Participações S.A.	2,891,000	24,219
PRA Health Sciences, Inc.[1]	215,800	23,801
Madrigal Pharmaceuticals, Inc.[1]	177,800	22,271
Bluebird Bio, Inc.[1]	135,415	21,305
Haemonetics Corp.[1]	242,825	21,242
Wright Medical Group NV1,2	656,400	20,644
Ultragenyx Pharmaceutical Inc.[1]	283,374	19,655
Osstem Implant Co., Ltd.[1]	412,245	19,648
CryoLife, Inc.[1]	661,000	19,281
LivaNova PLC[1]	193,100	18,779
Nakanishi Inc.	829,000	16,179
BioMarin Pharmaceutical Inc.[1]	172,000	15,279
Divi’s Laboratories Ltd.	584,864	14,379
WuXi Biologics (Cayman) Inc.[1]	1,412,000	13,733
Hikma Pharmaceuticals PLC	580,000	13,533
Encompass Health Corp.	219,000	12,790
Evolent Health, Inc., Class A1	994,867	12,515
Fleury SA, ordinary nominative	2,354,000	12,265
NuVasive, Inc.[1]	200,000	11,358
Cansino Biologics Inc., Class H1	1,735,600	7,650
Mani, Inc.	120,300	5,872
Piramal Enterprises Ltd.	127,741	5,095
Tabula Rasa HealthCare, Inc.[1]	79,130	4,465
Guardant Health, Inc.[1,2]	57,027	4,374
Genomma Lab Internacional, SAB de CV, Series B1,2	5,400,000	3,887
Neuronetics, Inc.[1]	225,743	3,443
		911,101
Information technology 18.23%
Paycom Software, Inc.[1]	428,885	81,115
Ceridian HCM Holding Inc.[1]	842,177	43,204
Cree, Inc.[1]	711,507	40,712
HubSpot, Inc.[1]	229,100	38,079
Qorvo, Inc.[1]	510,300	36,604
SimCorp AS	308,723	29,804
American Funds Insurance Series — Global Small Capitalization Fund — Page 5 of 193

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Net One Systems Co., Ltd.	1,178,731	$ 29,641
Kingdee International Software Group Co. Ltd.	22,773,374	26,342
Bechtle AG, non-registered shares	247,105	22,882
WIN Semiconductors Corp.	2,984,489	21,062
Everbridge, Inc.[1]	276,000	20,703
Nuance Communications, Inc.[1]	1,196,232	20,252
Hamamatsu Photonics KK	495,453	19,133
Alteryx, Inc., Class A1	223,100	18,711
Mellanox Technologies, Ltd.[1]	150,000	17,754
Euronet Worldwide, Inc.[1]	124,200	17,710
Topcon Corp.	1,287,510	15,172
Carel Industries SpA[1]	1,322,251	14,537
Zebra Technologies Corp., Class A1	66,629	13,961
DocuSign, Inc.[1]	266,067	13,793
Cognex Corp.	250,000	12,715
Jenoptik AG	337,132	12,556
Avast PLC	3,255,000	12,010
Coupa Software Inc.[1]	126,000	11,463
BE Semiconductor Industries, NV	425,485	11,321
Endurance International Group Holdings, Inc.[1]	1,522,756	11,040
VTech Holdings Ltd.	1,010,000	10,325
Maxlinear, Inc.[1]	400,000	10,212
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	3,786,000	10,152
Inphi Corp.[1]	229,100	10,021
Silicon Laboratories Inc.[1]	122,000	9,865
Cypress Semiconductor Corp.	600,000	8,952
Lumentum Holdings Inc.[1]	142,000	8,029
AAC Technologies Holdings Inc.	1,305,561	7,725
Elastic NV, non-registered shares[1,2]	95,710	7,644
Faraday Technology Corp.	5,275,000	7,625
X-FAB Silicon Foundries SE1	1,528,947	7,435
Verint Systems Inc.[1]	123,000	7,363
Kingboard Holdings Ltd.	2,039,000	7,234
MACOM Technology Solutions Holdings, Inc.[1]	421,000	7,035
InterXion Holding NV, non-registered shares[1]	100,000	6,673
SUNeVision Holdings Ltd.[2]	7,500,000	6,392
Megaport Ltd.[1,2]	1,250,000	3,630
Megaport Ltd.[1]	850,000	2,469
j2 Global, Inc.	70,000	6,062
Vanguard International Semiconductor Corp.	2,615,000	5,642
Instructure, Inc.[1]	106,000	4,995
Nordic Semiconductor ASA[1,2]	1,057,230	4,425
MongoDB, Inc., Class A1,2	25,000	3,675
Nohmi Bosai Ltd.	184,800	3,016
INFICON Holding AG	4,673	2,602
Viavi Solutions Inc.[1]	207,700	2,571
Tenable Holdings, Inc.[1]	72,667	2,301
Okta, Inc., Class A1	27,263	2,255
Lightspeed POS Inc., subordinate voting shares[1]	136,300	2,102
Anaplan, Inc.[1]	46,033	1,812
Maruwa Co Ltd	33,200	1,564
AGTech Holdings Ltd.[1]	23,044,000	1,497
		795,576
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 193

unaudited
Common stocks (continued) Industrials 14.32%	Shares	Value (000)
International Container Terminal Services, Inc.	22,581,620	$ 56,207
Nihon M&A Center Inc.	1,741,192	47,603
frontdoor, inc.[1]	958,700	32,998
Bravida Holding AB	3,229,000	28,462
Tomra Systems ASA	884,334	26,351
Rheinmetall AG	226,000	23,546
Marel hf., non-registered shares	5,419,903	23,447
Curtiss-Wright Corp.	185,484	21,023
Nabtesco Corp.	715,696	20,826
Advanced Disposal Services, Inc.[1]	712,501	19,950
Grafton Group PLC, units	1,557,000	16,416
Meggitt PLC	2,421,800	15,860
Azul SA, preference shares (ADR)[1]	480,400	14,033
Azul SA, preference shares[1]	154,000	1,505
Tsubaki Nakashima Co., Ltd.	828,361	14,851
Nolato AB, Class B	348,000	14,467
Matson, Inc.	397,000	14,328
ManpowerGroup Inc.	160,000	13,230
Trust Tech Inc.	378,800	12,526
IMCD NV	160,400	12,208
Johnson Electric Holdings Ltd.	5,162,000	11,955
VAT Group AG	112,500	11,829
BWX Technologies, Inc.	235,665	11,684
Havells India Ltd.	977,874	10,904
Aerojet Rocketdyne Holdings, Inc.[1]	295,000	10,481
NORMA Group SE, non-registered shares	215,718	10,468
Carborundum Universal Ltd.	1,740,000	10,307
Aalberts Industries NV, non-registered shares	250,000	8,646
Greaves Cotton Ltd.	4,244,540	8,529
Coor Service Management Holding AB	955,000	8,505
Nexans SA2	257,706	7,669
Instalco Intressenter AB (publ)	857,000	7,282
J. Kumar Infraprojects Ltd.	2,901,000	6,727
KeyW Holding Corp.[1]	750,000	6,465
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	236,409	5,569
Fluidra, SA, non-registered shares[1]	480,060	5,514
VARTA AG, non-registered shares[1]	128,013	5,462
PayPoint PLC	476,000	5,313
Sunny Friend Environmental Technology Co., Ltd.	660,000	5,161
Avon Rubber PLC	300,121	5,082
Europcar Mobility Group SA	604,040	4,899
Diploma PLC	221,000	4,197
Klingelnberg AG1	122,000	4,123
BELIMO Holding AG	825	4,122
I.M.A. Industria Macchine Automatiche SpA	54,606	4,076
Middleby Corp.[1]	31,000	4,031
Addtech AB, Class B	81,800	1,698
Kratos Defense & Security Solutions, Inc.[1]	92,100	1,440
va-Q-tec AG1,2	202,285	1,439
Spirax-Sarco Engineering PLC	7,900	740
Amara Raja Batteries Ltd.	55,606	578
King Slide Works Co., Ltd.	18,000	201
		624,933
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 193

unaudited
Common stocks (continued) Consumer discretionary 13.15%	Shares	Value (000)
Five Below, Inc.[1]	350,200	$ 43,512
Mattel, Inc.[1]	3,238,800	42,104
Melco International Development Ltd.	15,579,000	36,517
ServiceMaster Global Holdings, Inc.[1]	658,750	30,764
Cedar Fair, LP	500,000	26,310
Hilton Grand Vacations Inc.[1]	851,000	26,253
Domino’s Pizza, Inc.	100,000	25,810
GVC Holdings PLC	3,356,000	24,434
Seria Co., Ltd.	619,426	21,322
Takeaway.com NV1	271,800	20,641
Grand Canyon Education, Inc.[1]	141,000	16,146
Vivo Energy PLC	8,560,800	14,308
Tongcheng-Elong Holdings Ltd.[1,2]	5,232,000	11,610
Tongcheng-Elong Holdings Ltd.[1]	567,200	1,259
National Vision Holdings, Inc.[1]	397,500	12,493
Xinyi Glass Holdings Ltd.	9,585,000	10,989
Vail Resorts, Inc.	49,673	10,794
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	765,000	10,697
Casio Computer Co., Ltd.[2]	814,000	10,613
Brembo SpA	920,000	10,434
Thor Industries, Inc.	156,000	9,730
Brunello Cucinelli SpA	280,865	9,657
Melco Resorts & Entertainment Ltd. (ADR)	425,000	9,601
Zhongsheng Group Holdings Ltd.	3,419,000	8,484
Man Wah Holdings Ltd.[2]	14,118,400	8,273
Mercari, Inc.[1,2]	258,806	7,939
Cie. Plastic Omnium SA	297,000	7,906
Dine Brands Global, Inc.	84,920	7,752
TopBuild Corp.[1]	113,600	7,364
Texas Roadhouse, Inc.	110,000	6,841
zooplus AG, non-registered shares[1,2]	55,600	6,337
B2W - Cia. Digital, ordinary nominative[1]	560,000	6,039
Thule Group AB	265,000	5,986
Hoteles City Express, SAB de CV1	5,567,600	5,949
Just Eat PLC[1]	575,000	5,624
Gestamp Automocion SA, non-registered shares[2]	945,000	5,454
Cuckoo Homesys Co., Ltd.	28,563	4,907
Hyundai Wia Corp.	131,600	4,695
Canada Goose Holdings Inc., subordinate voting shares[1,2]	97,500	4,682
Shop Apotheke Europe NV, non-registered shares[1,2]	112,000	4,611
William Hill PLC	2,059,300	4,306
Wyndham Hotels & Resorts, Inc.	86,000	4,299
Cuckoo Holdings Co., Ltd.	33,836	4,188
Viomi Technology Co., Ltd. (ADR)[2]	361,700	4,004
Cox & Kings Ltd.	1,420,000	2,867
Chow Sang Sang Holdings International Ltd.	1,534,000	2,384
ElringKlinger AG2	337,587	2,295
ASOS PLC[1,2]	46,400	1,934
Relaxo Footwears Ltd.	105,000	1,168
POLYTEC Holding AG, non-registered shares[2]	81,244	772
WE Solutions Ltd.[1,2]	11,376,000	717
China Zenix Auto International Ltd. (ADR)[1]	428,500	257
		574,032
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 193

unaudited
Common stocks (continued) Financials 8.62%	Shares	Value (000)
Kotak Mahindra Bank Ltd.	3,135,263	$ 60,397
Essent Group Ltd.[1]	1,018,841	44,269
Cannae Holdings, Inc.[1]	1,625,000	39,423
Trupanion, Inc.[1,2]	1,140,800	37,350
Bharat Financial Inclusion Ltd.[1]	2,123,560	34,645
NMI Holdings, Inc.[1]	928,075	24,009
Webster Financial Corp.	423,000	21,433
Avanza Bank Holding AB2	413,640	17,752
EFG International AG	2,231,703	14,120
L&T Finance Holdings Ltd.	5,589,154	12,308
Shriram Transport Finance Co. Ltd.	665,912	12,279
HDFC Asset Management Co., Ltd.	450,037	9,965
Close Brothers Group PLC	500,000	9,475
Fanhua Inc. (ADR)[2]	330,900	8,689
Indian Energy Exchange Ltd.	3,150,000	7,503
Texas Capital Bancshares, Inc.[1]	110,000	6,005
Bolsa Mexicana de Valores, SAB de CV, Series A	2,540,800	5,257
Moelis & Co., Class A	81,000	3,370
Eagle Bancorp, Inc.[1]	62,000	3,112
Bank of Ireland Group PLC	469,984	2,794
VZ Holding AG	4,810	1,258
IIFL Holdings Ltd.	136,731	847
Cox & Kings Financial Service Ltd.[1,4,6]	473,333	93
		376,353
Materials 4.08%
Allegheny Technologies Inc.[1]	1,335,950	34,160
Lundin Mining Corp.	5,060,000	23,476
Loma Negra Compania Industrial Argentina SA (ADR)[1]	1,558,000	17,060
UPL Ltd.	913,789	12,648
Taiyo Nippon Sanso Corp.	782,900	11,910
Sirius Minerals PLC[1,2]	44,273,655	11,556
Valvoline Inc.	489,000	9,076
SIG Combibloc Group AG1	740,000	7,580
PolyOne Corp.	250,000	7,328
Scapa Group PLC	1,715,000	6,344
Indorama Ventures PCL, foreign registered	3,658,000	5,735
Steel Dynamics, Inc.	148,300	5,231
Vidrala, SA, non-registered shares	53,300	4,658
Navin Fluorine International Ltd.	445,388	4,549
CPMC Holdings Ltd.[2]	11,300,000	4,534
Tokai Carbon Co., Ltd.[2]	312,000	3,890
LANXESS AG	71,000	3,786
Arkema SA	27,400	2,608
Nevada Copper Corp.[1]	7,120,000	2,078
		178,207
Communication services 2.77%
Entertainment One Ltd.	4,614,389	26,853
Vonage Holdings Corp.[1]	2,433,400	24,431
Care.com, Inc.[1]	914,100	18,063
Bandwidth Inc., Class A1	161,900	10,841
Elang Mahkota Teknologi Tbk PT	13,385,800	7,520
YY Inc., Class A (ADR)[1]	76,000	6,385
Euskaltel, SA, non-registered shares	630,178	5,871
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 193

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Megacable Holdings, SAB de CV, ordinary participation certificates[2]	1,224,700	$ 5,683
ProSiebenSat.1 Media SE	295,000	4,209
Lions Gate Entertainment Corp., Class A2	250,000	3,910
Tele Columbus AG1	2,000,500	3,635
THQ Nordic AB, Class B1	159,775	3,566
HKBN Ltd.	55,500	88
		121,055
Consumer staples 2.71%
Treasury Wine Estates Ltd.	1,834,975	19,453
Varun Beverages Ltd.	1,544,987	19,328
GRUMA, SAB de CV, Series B	1,574,293	16,075
Century Pacific Food, Inc.	32,693,000	9,737
BGFretail Co., Ltd.	37,400	7,199
Emperador Inc.	45,300,000	6,367
Kernel Holding SA	493,041	6,318
TCI Co., Ltd.	396,000	5,422
CCL Products (India) Ltd.	1,250,000	5,143
HITEJINRO Co., Ltd.	305,000	4,971
Chongqing Fuling Zhacai Group Co., Ltd., Class A	999,945	4,616
Primo Water Corp.[1]	252,000	3,896
Sligro Food Group NV, non-registered shares	91,158	3,267
Pola Orbis Holdings Inc.	61,000	1,943
Morinaga & Co., Ltd.	35,700	1,548
Philip Morris CR AS	2,126	1,460
MTG Co., Ltd.	64,066	1,329
		118,072
Real estate 2.22%
WHA Corp. PCL	229,577,250	30,528
MGM Growth Properties LLC REIT, Class A	892,500	28,783
Embassy Office Parks REIT[1,4,5,6]	3,162,000	13,693
DoubleDragon Properties Corp.[1]	22,531,700	9,783
KKR Real Estate Finance Trust Inc. REIT	423,700	8,483
K. Wah International Holdings Ltd.	8,789,639	5,420
		96,690
Energy 1.89%
Saipem SpA, Class S1	4,029,000	21,310
SM Energy Co.	1,056,000	18,469
Venture Global LNG, Inc., Series C1,4,5,6,7	2,760	16,560
Whitecap Resources Inc.	3,450,880	11,905
Altus Midstream Co., Class A1	917,000	5,410
NuVista Energy Ltd.[1]	1,325,000	4,263
Concho Resources Inc.	35,200	3,906
Independence Contract Drilling, Inc.[1]	285,871	792
		82,615
Utilities 1.04%
ENN Energy Holdings Ltd.	4,686,900	45,317
Total common stocks (cost: $3,149,635,000)		3,923,951
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 193

unaudited
Short-term securities 11.90% Money market investments 11.90%	Shares	Value (000)
Capital Group Central Cash Fund	4,357,994	$ 435,712
Invesco Short-Term Investments Trust - Government & Agency Portfolio[8]	29,636,227	29,636
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[8]	21,372,664	21,373
Goldman Sachs Financial Square Government Fund[8]	20,435,748	20,436
Fidelity Institutional Money Market Funds - Government Portfolio[8]	12,533,362	12,533
		519,690
Total short-term securities (cost: $519,732,000)		519,690
Total investment securities 101.80% (cost: $3,669,367,000)		4,443,641
Other assets less liabilities (1.80)%		(78,686)
Net assets 100.00%		$4,364,955
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on this holding and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 0.81%
Health care 0.81%
NuCana PLC (ADR)[1,2]	2,067,724	—	—	2,067,724	$—	$5,169	$—	$35,151
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $105,834,000, which represented 2.42% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $48,674,000, which represented 1.12% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,581,000, which represented 1.11% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[8]	Security purchased with cash collateral from securities on loan.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C	5/1/2015	$8,280	$16,560.38%
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 193

Growth Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 95.16% Information technology 23.04%	Shares	Value (000)
Microsoft Corp.	10,468,400	$ 1,234,643
Broadcom Inc.	2,669,200	802,655
ASML Holding NV (New York registered)	1,278,400	240,403
ASML Holding NV	985,000	184,743
Visa Inc., Class A	2,650,400	413,966
ServiceNow, Inc.[1]	1,653,000	407,448
Taiwan Semiconductor Manufacturing Co., Ltd.	29,310,000	233,468
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	99,107
Intel Corp.	5,033,000	270,272
Workday, Inc., Class A1	1,296,000	249,934
Paycom Software, Inc.[1]	1,028,500	194,520
RingCentral, Inc., Class A1	1,433,100	154,488
Samsung Electronics Co., Ltd.	3,901,400	153,464
Fiserv, Inc.[1]	1,573,600	138,917
Mastercard Inc., Class A	538,000	126,672
Autodesk, Inc.[1]	634,000	98,790
Hexagon AB, Class B	1,788,300	93,288
MongoDB, Inc., Class A1	600,521	88,289
Jack Henry & Associates, Inc.	536,000	74,365
Keyence Corp.	118,400	73,681
FleetCor Technologies, Inc.[1]	271,000	66,826
Apple Inc.	314,600	59,758
Analog Devices, Inc.	563,000	59,267
Atlassian Corp. PLC, Class A1	516,800	58,083
PayPal Holdings, Inc.[1]	513,000	53,270
SK hynix, Inc.	732,000	47,850
Global Payments Inc.	319,100	43,564
2U, Inc.[1]	600,000	42,510
Amphenol Corp., Class A	440,000	41,554
Alteryx, Inc., Class A1	437,213	36,669
Texas Instruments Inc.	300,500	31,874
HubSpot, Inc.[1]	184,200	30,616
Adobe Inc.[1]	109,600	29,207
DocuSign, Inc.[1]	510,000	26,438
NetApp, Inc.	289,900	20,102
QUALCOMM Inc.	208,800	11,908
Intuit Inc.	42,000	10,979
Trimble Inc.[1]	257,000	10,383
MKS Instruments, Inc.	77,200	7,183
LiveRamp Holdings, Inc.[1]	79,000	4,311
		6,025,465
Health care 16.25%
UnitedHealth Group Inc.	3,381,300	836,060
Regeneron Pharmaceuticals, Inc.[1]	1,341,000	550,641
Intuitive Surgical, Inc.[1]	940,500	536,631
American Funds Insurance Series — Growth Fund — Page 12 of 193

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Humana Inc.	1,056,200	$ 280,949
Vertex Pharmaceuticals Inc.[1]	1,400,900	257,696
Centene Corp.[1]	4,065,400	215,873
Boston Scientific Corp.[1]	4,711,000	180,808
Thermo Fisher Scientific Inc.	558,100	152,763
Pfizer Inc.	3,140,000	133,356
Cigna Corp.	739,902	118,991
Hologic, Inc.[1]	1,885,000	91,234
Johnson & Johnson	648,100	90,598
DexCom, Inc.[1]	721,900	85,978
Merck & Co., Inc.	996,000	82,837
ResMed Inc.	755,000	78,497
Eli Lilly and Co.	550,800	71,472
Bluebird Bio, Inc.[1]	346,600	54,531
CVS Health Corp.	862,934	46,538
Verily Life Sciences LLC[1,2,3,4]	300,178	37,000
Biogen Inc.[1]	156,000	36,875
Teva Pharmaceutical Industries Ltd. (ADR)[1]	2,053,000	32,191
Danaher Corp.	242,600	32,028
Incyte Corp.[1]	368,800	31,720
Abbott Laboratories	375,900	30,049
Seattle Genetics, Inc.[1]	340,600	24,946
AstraZeneca PLC	290,900	23,244
Amgen Inc.	120,000	22,798
Illumina, Inc.[1]	66,600	20,692
Neurocrine Biosciences, Inc.[1]	223,800	19,717
BioMarin Pharmaceutical Inc.[1]	191,800	17,038
Stryker Corp.	84,000	16,592
Ultragenyx Pharmaceutical Inc.[1]	175,400	12,166
Agios Pharmaceuticals, Inc.[1]	132,000	8,902
Molina Healthcare, Inc.[1]	58,100	8,248
Allogene Therapeutics, Inc.[1]	145,800	4,215
Allakos Inc.[1]	102,000	4,131
		4,248,005
Communication services 16.08%
Facebook, Inc., Class A1	7,683,400	1,280,746
Netflix, Inc.[1]	2,493,060	888,925
Alphabet Inc., Class C1	576,900	676,883
Alphabet Inc., Class A1	157,500	185,360
Charter Communications, Inc., Class A1	1,006,280	349,089
T-Mobile US, Inc.[1]	3,767,000	260,300
Comcast Corp., Class A	5,886,400	235,338
Activision Blizzard, Inc.	4,958,300	225,751
Snap Inc., Class A1	5,400,000	59,508
Spotify Technology SA1	160,000	22,208
CBS Corp., Class B	461,600	21,940
		4,206,048
Consumer discretionary 12.43%
Amazon.com, Inc.[1]	523,016	931,361
Tesla, Inc.[1]	1,908,500	534,113
Home Depot, Inc.	2,545,237	488,406
NIKE, Inc., Class B	2,364,800	199,140
Ulta Beauty, Inc.[1]	350,000	122,055
American Funds Insurance Series — Growth Fund — Page 13 of 193

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LKQ Corp.[1]	3,125,000	$ 88,687
MGM Resorts International	2,435,000	62,482
Hilton Worldwide Holdings Inc.	693,400	57,628
Grand Canyon Education, Inc.[1]	500,000	57,255
LVMH Moët Hennessy-Louis Vuitton SE	154,000	56,645
Hermès International	81,000	53,445
ServiceMaster Global Holdings, Inc.[1]	1,095,000	51,136
General Motors Co.	1,250,000	46,375
Restaurant Brands International Inc.	700,000	45,577
Bright Horizons Family Solutions Inc.[1]	350,000	44,488
Etsy, Inc.[1]	650,000	43,693
Booking Holdings Inc.[1]	24,000	41,878
Ollie’s Bargain Outlet Holdings, Inc.[1]	478,000	40,788
Norwegian Cruise Line Holdings Ltd.[1]	670,000	36,823
Domino’s Pizza, Inc.	131,000	33,811
Toll Brothers, Inc.	859,000	31,096
Marriott International, Inc., Class A	235,000	29,396
Floor & Decor Holdings, Inc., Class A1	617,000	25,433
Five Below, Inc.[1]	195,000	24,229
Sturm, Ruger & Co., Inc.	357,788	18,970
Paddy Power Betfair PLC	220,000	16,966
Wynn Resorts, Ltd.	141,200	16,848
Ross Stores, Inc.	153,800	14,319
Chipotle Mexican Grill, Inc.[1]	17,400	12,359
Las Vegas Sands Corp.	152,000	9,266
YUM! Brands, Inc.	92,000	9,183
EssilorLuxottica	54,800	5,986
		3,249,837
Financials 8.60%
Wells Fargo & Co.	6,015,254	290,657
Goldman Sachs Group, Inc.	1,052,400	202,050
Legal & General Group PLC	40,158,246	143,993
BlackRock, Inc.	335,500	143,383
JPMorgan Chase & Co.	1,370,000	138,685
PNC Financial Services Group, Inc.	1,121,600	137,576
Berkshire Hathaway Inc., Class A1	401	120,787
Berkshire Hathaway Inc., Class B1	49,700	9,984
Intercontinental Exchange, Inc.	1,699,900	129,430
Bank of America Corp.	4,015,000	110,774
First Republic Bank	939,000	94,332
Onex Corp.	1,342,800	75,744
Capital One Financial Corp.	911,100	74,428
T. Rowe Price Group, Inc.	627,500	62,825
SVB Financial Group[1]	280,700	62,416
Moody’s Corp.	339,000	61,390
CME Group Inc., Class A	370,100	60,911
Oaktree Capital Group, LLC	1,162,000	57,693
Marsh & McLennan Companies, Inc.	553,000	51,927
MarketAxess Holdings Inc.	180,000	44,294
State Street Corp.	486,100	31,990
Chubb Ltd.	207,000	28,997
Fifth Third Bancorp	980,000	24,716
Bank of New York Mellon Corp.	467,000	23,551
Aon PLC, Class A	110,000	18,777
American Funds Insurance Series — Growth Fund — Page 14 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Morgan Stanley	411,000	$ 17,344
Nasdaq, Inc.	198,000	17,323
RenaissanceRe Holdings Ltd.	57,100	8,194
London Stock Exchange Group PLC	66,000	4,084
		2,248,255
Industrials 6.24%
TransDigm Group Inc.[1]	696,000	315,977
MTU Aero Engines AG	924,304	209,234
Boeing Co.	270,200	103,060
CSX Corp.	1,325,700	99,189
Norfolk Southern Corp.	490,200	91,613
Raytheon Co.	458,025	83,397
Northrop Grumman Corp.	282,500	76,162
ASGN Inc.[1]	1,074,125	68,196
Deere & Co.	399,100	63,792
Grafton Group PLC, units	5,926,200	62,482
Airbus SE, non-registered shares	462,900	61,221
Union Pacific Corp.	306,000	51,163
Safran SA	339,375	46,540
Waste Connections, Inc.	506,900	44,906
Equifax Inc.	363,900	43,122
Parker-Hannifin Corp.	225,000	38,615
Fortive Corp.	403,000	33,808
Honeywell International Inc.	201,700	32,054
Masco Corp.	722,000	28,382
Westinghouse Air Brake Technologies Corp.	319,244	23,535
Lockheed Martin Corp.	76,000	22,812
Lyft, Inc.[1]	235,200	16,934
General Electric Co.	920,500	9,196
Spirit Airlines, Inc.[1]	138,200	7,305
		1,632,695
Energy 4.31%
Concho Resources Inc.	2,438,260	270,549
Diamondback Energy, Inc.	1,234,000	125,288
Chevron Corp.	1,000,000	123,180
Suncor Energy Inc.	3,588,116	116,288
EOG Resources, Inc.	937,300	89,212
Noble Energy, Inc.	3,235,000	80,001
Royal Dutch Shell PLC, Class B (ADR)	760,100	48,608
Royal Dutch Shell PLC, Class B	632,900	20,015
Royal Dutch Shell PLC, Class A (ADR)	70,279	4,399
Cabot Oil & Gas Corp.	1,850,900	48,308
Enbridge Inc. (CAD denominated)	1,147,900	41,575
Murphy Oil Corp.	1,043,200	30,566
Schlumberger Ltd.	607,800	26,482
Halliburton Co.	796,300	23,332
Pioneer Natural Resources Co.	140,400	21,380
Equitrans Midstream Corp.	713,300	15,536
Parsley Energy, Inc., Class A1	567,000	10,943
Williams Companies, Inc.	329,000	9,449
Centennial Resource Development, Inc., Class A1	1,050,200	9,231
American Funds Insurance Series — Growth Fund — Page 15 of 193

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Canadian Natural Resources, Ltd. (CAD denominated)	329,100	$ 9,035
Ensco PLC, Class A	1,151,800	4,527
		1,127,904
Consumer staples 3.18%
Altria Group, Inc.	4,812,816	276,400
Costco Wholesale Corp.	616,500	149,279
Kerry Group PLC, Class A	1,100,000	122,776
Philip Morris International Inc.	924,000	81,672
British American Tobacco PLC	1,563,800	65,054
Coca-Cola European Partners PLC	516,000	26,698
Constellation Brands, Inc., Class A	139,000	24,371
Coca-Cola Co.	502,000	23,524
Mondelez International, Inc.	395,000	19,718
Walgreens Boots Alliance, Inc.	285,500	18,064
Reckitt Benckiser Group PLC	93,700	7,789
Church & Dwight Co., Inc.	108,700	7,743
The Estée Lauder Companies Inc., Class A	43,800	7,251
		830,339
Materials 2.90%
DowDuPont Inc.	2,388,310	127,321
Linde PLC	694,000	122,095
Sherwin-Williams Co.	252,000	108,539
Alcoa Corp.[1]	2,460,200	69,279
Goldcorp Inc.	5,095,000	58,287
Barrick Gold Corp.	3,758,000	51,522
Franco-Nevada Corp.	674,270	50,552
Norsk Hydro ASA	10,476,706	42,454
LyondellBasell Industries NV	451,000	37,920
Grupo México, SAB de CV, Series B	13,785,000	37,896
Celanese Corp.	287,300	28,331
Vale SA, ordinary nominative (ADR)	1,578,400	20,614
Royal Gold, Inc.	51,200	4,655
		759,465
Real estate 1.80%
Equinix, Inc. REIT	464,000	210,266
American Tower Corp. REIT	617,000	121,586
Iron Mountain Inc. REIT	2,000,000	70,920
Crown Castle International Corp. REIT	303,900	38,899
Digital Realty Trust, Inc. REIT	245,000	29,155
		470,826
Utilities 0.33%
Exelon Corp.	1,705,000	85,472
Total common stocks (cost: $15,443,645,000)		24,884,311
Convertible stocks 0.05% Consumer discretionary 0.05%
Uber Technologies, Inc., Series F, noncumulative convertible preferred[2,3,4]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
American Funds Insurance Series — Growth Fund — Page 16 of 193

unaudited
Short-term securities 5.03% Money market investments 5.03%	Shares	Value (000)
Capital Group Central Cash Fund	13,152,306	$ 1,314,967
Total short-term securities (cost: $1,315,096,000)		1,314,967
Total investment securities 100.24% (cost: $16,769,391,000)		26,212,382
Other assets less liabilities (0.24)%		(62,630)
Net assets 100.00%		$26,149,752
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $50,104,000, which represented .19% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$ 37,000	$ 37,000.14%
Uber Technologies, Inc., Series F, noncumulative convertible preferred	5/22/2015	10,650	13,104.05
Total private placement securities		$ 47,650	$ 50,104.19%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 17 of 193

International Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 91.44% Financials 15.51%	Shares	Value (000)
AIA Group Ltd.	40,985,700	$ 408,032
HDFC Bank Ltd.	7,804,100	261,233
HDFC Bank Ltd. (ADR)	498,647	57,798
Kotak Mahindra Bank Ltd.	8,121,048	156,442
Axis Bank Ltd.[1]	6,889,300	77,296
Axis Bank Ltd.[1,2,3,4]	3,222,055	33,259
Prudential PLC	3,810,265	76,301
BNP Paribas SA	1,124,058	53,728
Barclays PLC	24,303,805	48,963
Sberbank of Russia PJSC (ADR)	2,593,300	34,387
PICC Property and Casualty Co. Ltd., Class H	25,490,000	28,965
HSBC Holdings PLC (HKD denominated)	3,157,616	25,704
Banco Santander, SA	5,205,000	24,199
UBS Group AG	1,827,927	22,157
Metropolitan Bank & Trust Co.	13,401,184	20,391
China Construction Bank Corp., Class H	23,538,000	20,180
ING Groep NV	1,486,000	17,976
Credit Suisse Group AG	1,255,303	14,630
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,575,000	13,876
FinecoBank SpA	1,037,559	13,647
London Stock Exchange Group PLC	217,000	13,428
Intesa Sanpaolo SpA	4,735,000	11,531
Royal Bank of Canada	135,000	10,185
Bharat Financial Inclusion Ltd.[1]	590,000	9,626
Hiscox Ltd.	468,434	9,518
Capitec Bank Holdings Ltd.	99,000	9,263
The People’s Insurance Co. (Group) of China Ltd., Class H	20,604,000	8,819
KB Financial Group Inc.	218,000	8,037
Türkiye Garanti Bankasi AS	4,881,000	7,301
Société Générale	245,575	7,100
Hana Financial Group Inc.	169,961	5,450
RSA Insurance Group PLC	723,000	4,782
Akbank TAS[1]	3,770,000	4,273
Bank of China Ltd., Class H	3,314,000	1,503
		1,519,980
Industrials 14.65%
Airbus SE, non-registered shares	2,940,849	388,940
Rolls-Royce Holdings PLC[1]	11,044,688	129,927
Yamato Holdings Co., Ltd.	4,239,395	109,360
SMC Corp.	265,400	99,450
Melrose Industries PLC	37,132,733	88,578
Adani Ports & Special Economic Zone Ltd.	14,643,483	79,934
Safran SA	533,200	73,120
Rheinmetall AG	639,400	66,618
Komatsu Ltd.	2,435,500	56,487
American Funds Insurance Series — International Fund — Page 18 of 193

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Nidec Corp.	395,000	$ 49,985
Jardine Matheson Holdings Ltd.	646,600	40,322
Recruit Holdings Co., Ltd.	1,405,300	40,081
Airports of Thailand PCL, foreign registered	18,157,000	38,906
International Container Terminal Services, Inc.	12,890,350	32,085
Thales	253,200	30,320
Eiffage SA	300,900	28,913
Knorr-Bremse AG, non-registered shares[1]	236,105	23,447
Shanghai International Airport Co., Ltd., Class A	1,840,685	17,023
DP World PLC	980,000	15,680
Babcock International Group PLC	1,574,000	10,117
Kawasaki Heavy Industries, Ltd.	300,000	7,390
Alliance Global Group, Inc.	20,000,000	6,155
BAE Systems PLC	555,300	3,489
		1,436,327
Health care 12.31%
Novartis AG	3,268,100	314,354
Takeda Pharmaceutical Co. Ltd.	3,785,165	154,405
Teva Pharmaceutical Industries Ltd. (ADR)[1]	7,216,598	113,156
Daiichi Sankyo Co., Ltd.[2]	2,160,000	109,380
Fresenius SE & Co. KGaA	1,819,000	101,534
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,026,230	60,018
Grifols, SA, Class A, non-registered shares	881,000	24,667
Grifols, SA, Class B (ADR)	793,690	15,961
Chugai Pharmaceutical Co., Ltd.	1,434,500	98,498
Hikma Pharmaceuticals PLC	2,761,980	64,446
Merck KGaA	562,900	64,185
NMC Health PLC	1,353,000	40,249
Fresenius Medical Care AG & Co. KGaA	351,000	28,310
Aier Eye Hospital Group Co., Ltd., Class A	2,350,700	11,893
Sysmex Corp.	101,300	6,115
		1,207,171
Consumer discretionary 12.25%
Alibaba Group Holding Ltd. (ADR)[1]	1,438,000	262,363
Galaxy Entertainment Group Ltd.	18,284,000	124,495
Kering SA	180,151	103,305
Ryohin Keikaku Co., Ltd.	331,900	83,971
Hyundai Motor Co.	546,200	57,502
Sands China Ltd.	11,098,000	55,773
Sony Corp.	1,262,800	52,925
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	52,745
Just Eat PLC[1]	5,333,000	52,164
Industria de Diseño Textil, SA	1,744,944	51,284
Naspers Ltd., Class N	218,200	50,391
Meituan Dianping, Class B1	7,134,401	48,078
EssilorLuxottica	348,583	38,078
Nitori Holdings Co., Ltd.	286,000	36,901
MercadoLibre, Inc.[1]	53,000	26,910
Merlin Entertainments PLC	5,390,000	24,100
William Hill PLC	6,980,000	14,596
Midea Group Co., Ltd., Class A	1,907,940	13,835
LVMH Moët Hennessy-Louis Vuitton SE	35,550	13,076
Hyundai Mobis Co., Ltd.	60,951	11,196
American Funds Insurance Series — International Fund — Page 19 of 193

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Toyota Motor Corp.	180,000	$ 10,536
Li & Fung Ltd.	58,132,000	10,442
Fast Retailing Co., Ltd.	12,300	5,774
		1,200,440
Consumer staples 6.81%
Pernod Ricard SA	929,337	166,797
Nestlé SA	1,003,500	95,638
Kirin Holdings Co., Ltd.	3,139,000	74,843
British American Tobacco PLC	1,246,000	51,834
Thai Beverage PCL	79,160,000	49,356
Treasury Wine Estates Ltd.	4,486,300	47,559
Philip Morris International Inc.	363,694	32,147
Imperial Brands PLC	760,000	25,979
JBS SA, ordinary nominative	5,839,056	23,742
LG Household & Health Care Ltd.	19,000	23,719
Glanbia PLC	750,000	14,672
Kao Corp.	184,000	14,474
Meiji Holdings Co., Ltd.	162,100	13,149
Kweichow Moutai Co., Ltd., Class A	99,000	12,581
Wal-Mart de México, SAB de CV, Series V	4,463,900	11,940
KOSÉ Corp.	48,000	8,805
		667,235
Information technology 6.37%
Samsung Electronics Co., Ltd.	5,009,504	197,052
ASML Holding NV	567,140	106,371
Worldpay, Inc., Class A (GBP denominated)[1]	512,797	57,379
Keyence Corp.	61,200	38,085
SK hynix, Inc.	536,000	35,038
PagSeguro Digital Ltd., Class A1	1,150,000	34,327
Lenovo Group Ltd.	35,002,000	31,480
Tokyo Electron Ltd.	212,200	30,634
Taiwan Semiconductor Manufacturing Co., Ltd.	3,753,000	29,894
Hamamatsu Photonics KK	702,688	27,136
Xiaomi Corp., Class B1	9,538,400	13,828
OBIC Co., Ltd.	95,800	9,647
Amadeus IT Group SA, Class A, non-registered shares	100,965	8,087
Murata Manufacturing Co., Ltd.	57,800	2,875
AAC Technologies Holdings Inc.	432,000	2,556
		624,389
Materials 6.28%
Vale SA, ordinary nominative (ADR)	12,192,266	159,231
Vale SA, ordinary nominative	102,481	1,333
Asahi Kasei Corp.	11,980,780	123,451
Teck Resources Ltd., Class B	3,152,000	72,930
First Quantum Minerals Ltd.	5,407,000	61,298
Glencore PLC	11,265,000	46,650
ArcelorMittal SA	1,582,000	32,046
Linde PLC (EUR denominated)	146,300	25,601
Fortescue Metals Group Ltd.	3,633,789	18,345
CRH PLC	532,291	16,510
BASF SE	160,500	11,798
Akzo Nobel NV	118,578	10,507
American Funds Insurance Series — International Fund — Page 20 of 193

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
LafargeHolcim Ltd.	196,000	$ 9,682
Evonik Industries AG	319,010	8,689
Hindalco Industries Ltd.	2,167,000	6,428
Koninklijke DSM NV	54,300	5,918
Aluminum Corp. of China Ltd., Class H1	15,036,000	5,536
		615,953
Communication services 5.27%
Tencent Holdings Ltd.	4,596,187	211,367
SoftBank Group Corp.	1,283,900	124,475
Altice Europe NV, Class A1	16,758,527	44,008
Altice Europe NV, Class B1	1,077,927	2,810
Nintendo Co., Ltd.	104,542	29,769
Nippon Telegraph and Telephone Corp.	644,600	27,353
United Internet AG	580,000	21,165
ITV PLC	8,441,291	13,974
América Móvil, SAB de CV, Series L (ADR)	667,857	9,537
América Móvil, SAB de CV, Series L	2,139,900	1,530
Intouch Holdings PCL, foreign registered	4,925,000	8,924
TalkTalk Telecom Group PLC	5,624,000	8,079
LG Uplus Corp.	577,000	7,854
ProSiebenSat.1 Media SE	368,600	5,259
		516,104
Utilities 4.90%
ENN Energy Holdings Ltd.	14,004,000	135,403
Ørsted AS	1,201,208	91,037
China Gas Holdings Ltd.	24,134,000	84,854
China Resources Gas Group Ltd.	9,516,000	44,853
ENGIE SA, bonus shares[2]	1,845,300	27,489
ENGIE SA	1,128,715	16,814
SSE PLC	2,555,455	39,508
Naturgy Energy Group, SA	830,000	23,211
E.ON SE	1,549,000	17,223
		480,392
Energy 4.84%
Royal Dutch Shell PLC, Class B	3,191,000	100,911
Royal Dutch Shell PLC, Class A (GBP denominated)	1,440,256	45,274
Oil Search Ltd.	12,022,600	67,013
Suncor Energy Inc.	1,365,200	44,245
TOTAL SA	760,780	42,261
Reliance Industries Ltd.	2,023,000	39,810
Canadian Natural Resources, Ltd. (CAD denominated)	1,380,000	37,888
BP PLC	4,384,761	31,896
Cenovus Energy Inc.	3,412,000	29,617
Saipem SpA, Class S1	4,409,000	23,319
Ultrapar Participacoes SA, ordinary nominative	1,055,000	12,664
		474,898
Real estate 2.25%
China Overseas Land & Investment Ltd.	21,924,000	83,228
Sun Hung Kai Properties Ltd.	2,951,666	50,649
Ayala Land, Inc.	58,363,700	49,905
China Resources Land Ltd.	3,310,000	14,842
American Funds Insurance Series — International Fund — Page 21 of 193

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
CK Asset Holdings Ltd.	1,442,000	$ 12,822
Vonovia SE	168,148	8,718
		220,164
Total common stocks (cost: $7,242,356,000)		8,963,053
Rights & warrants 0.20% Financials 0.12%
Axis Bank Ltd., warrants, expire 2019[1,2]	2,466,000	11,494
Real estate 0.08%
Vinhomes JSC, warrants, expire 2019[1,2]	2,008,487	7,920
Total rights & warrants (cost: $13,714,000)		19,414
Bonds, notes & other debt instruments 0.78% Corporate bonds & notes 0.45% Materials 0.28%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[4]	$ 997	1,016
First Quantum Minerals Ltd. 7.25% 2022[4]	25,720	25,977
		26,993
Financials 0.09%
Turkiye Garanti Bankasi AS 5.875% 2023	1,700	1,584
Turkiye Garanti Bankasi AS 6.125% 2027[5]	9,000	7,623
		9,207
Consumer staples 0.08%
JBS Investments GmbH II 6.25% 2023	6,155	6,278
JBS Investments GmbH II 7.25% 2024	1,845	1,912
		8,190
Total corporate bonds & notes		44,390
Bonds & notes of governments & government agencies outside the U.S. 0.33%
Brazil (Federative Republic of) 0% 2021	BRL42,802	9,298
Brazil (Federative Republic of) 0% 2022	4,000	831
Brazil (Federative Republic of) 10.00% 2027	8,345	2,264
Turkey (Republic of) 7.10% 2023	TRY71,125	8,158
Turkey (Republic of) 9.00% 2024	9,100	1,081
United Mexican States, Series M, 8.00% 2023	MXN203,000	10,536
		32,168
Total bonds, notes & other debt instruments (cost: $68,759,000)		76,558
American Funds Insurance Series — International Fund — Page 22 of 193

unaudited
Short-term securities 7.77% Money market investments 7.77%	Shares	Value (000)
Capital Group Central Cash Fund	7,621,383	$ 761,986
Total short-term securities (cost: $762,060,000)		761,986
Total investment securities 100.19% (cost: $8,086,889,000)		9,821,011
Other assets less liabilities (0.19)%		(18,625)
Net assets 100.00%		$9,802,386
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD39,534	INR2,825,000	JPMorgan Chase	4/8/2019	$(1,182)
USD46,773	GBP35,228	Bank of New York Mellon	4/26/2019	826
				$(356)
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $189,542,000, which represented 1.93% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,252,000, which represented .61% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017	$17,232	$33,259.34%
Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
INR = Indian rupees
MXN = Mexican pesos
TRY = Turkish lira
USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 23 of 193

New World Fund®
Investment portfolio
March 31, 2019
unaudited
Common stocks 89.76% Information technology 19.93%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	10,110,000	$ 80,531
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	400,000	16,384
PagSeguro Digital Ltd., Class A1	2,774,623	82,823
Broadcom Inc.	167,150	50,264
Microsoft Corp.	393,700	46,433
StoneCo Ltd., Class A1	1,055,226	43,380
Kingdee International Software Group Co. Ltd.	26,128,917	30,223
EPAM Systems, Inc.[1]	167,200	28,279
Keyence Corp.	44,500	27,693
Visa Inc., Class A	165,800	25,896
Mastercard Inc., Class A	85,500	20,131
Temenos AG	129,800	19,136
Amphenol Corp., Class A	190,000	17,944
Samsung Electronics Co., Ltd.	305,000	11,998
Samsung Electronics Co., Ltd., nonvoting preferred	149,500	4,774
Amadeus IT Group SA, Class A, non-registered shares	191,300	15,322
Adobe Inc.[1]	50,400	13,431
Accenture PLC, Class A	75,000	13,202
PayPal Holdings, Inc.[1]	125,000	12,980
Largan Precision Co., Ltd.	73,000	10,895
TravelSky Technology Ltd., Class H	3,818,448	10,093
Infineon Technologies AG	493,600	9,792
Murata Manufacturing Co., Ltd.	156,900	7,803
Halma PLC	357,600	7,787
AAC Technologies Holdings Inc.	1,282,600	7,589
NVIDIA Corp.	42,000	7,542
Globant SA1	105,000	7,497
Hexagon AB, Class B	124,840	6,512
ASML Holding NV	33,500	6,283
Acacia Communications, Inc.[1]	105,500	6,050
Sunny Optical Technology (Group) Co., Ltd.	469,000	5,601
VeriSign, Inc.[1]	18,000	3,268
Intel Corp.	56,460	3,032
Tokyo Electron Ltd.	21,000	3,032
Inphi Corp.[1]	65,000	2,843
Western Union Co.	124,000	2,290
Micron Technology, Inc.[1]	54,200	2,240
TE Connectivity Ltd.	27,500	2,221
Xiaomi Corp., Class B1	898,000	1,302
Renesas Electronics Corp.[1]	109,100	504
		675,000
Financials 11.67%
HDFC Bank Ltd.	2,702,450	90,461
AIA Group Ltd.	6,477,600	64,488
B3 SA - Brasil, Bolsa, Balcao	6,435,200	52,792
American Funds Insurance Series — New World Fund — Page 24 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Sberbank of Russia PJSC (ADR)	1,889,500	$ 25,000
Shriram Transport Finance Co. Ltd.	1,150,000	21,205
Kotak Mahindra Bank Ltd.	853,000	16,432
Bank Central Asia Tbk PT	7,224,000	14,078
Capitec Bank Holdings Ltd.	148,876	13,929
IndusInd Bank Ltd.	475,000	12,205
Itaú Unibanco Holding SA, preferred nominative (ADR)	848,500	7,475
Itaú Unibanco Holding SA, preferred nominative	457,000	4,019
PICC Property and Casualty Co. Ltd., Class H	9,880,000	11,227
Credicorp Ltd.	44,900	10,774
UniCredit SpA	616,305	7,901
Vietnam Technological and Commercial Joint Stock Bank[1,2]	5,805,516	6,830
Grupo Financiero Galicia SA, Class B (ADR)	235,000	5,997
The People’s Insurance Co. (Group) of China Ltd., Class H	10,780,000	4,614
Prudential PLC	197,000	3,945
China Construction Bank Corp., Class H	4,281,000	3,670
Bank of China Ltd., Class H	6,952,000	3,153
Türkiye Garanti Bankasi AS	1,903,700	2,848
Akbank TAS[1]	2,210,000	2,505
Agricultural Bank of China Ltd., Class H	3,992,000	1,841
Bharat Financial Inclusion Ltd.[1]	108,000	1,762
Old Mutual Ltd. Group	1,140,000	1,728
Metropolitan Bank & Trust Co.	1,117,740	1,701
Ayala Corp.	89,000	1,593
Moscow Exchange MICEX-RTS PJSC	783,000	1,089
		395,262
Energy 11.43%
Reliance Industries Ltd.	11,548,513	227,261
Royal Dutch Shell PLC, Class B	1,284,000	40,605
Royal Dutch Shell PLC, Class A (GBP denominated)	68,628	2,157
LUKOIL Oil Co. PJSC (ADR)	303,000	27,149
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,000,000	15,920
Ultrapar Participacoes SA, ordinary nominative	947,803	11,377
BP PLC	1,408,000	10,242
Halliburton Co.	325,000	9,523
Novatek PJSC (GDR)	55,000	9,427
CNOOC Ltd.	4,303,000	8,058
Occidental Petroleum Corp.	87,000	5,759
China Petroleum & Chemical Corp., Class H	6,830,000	5,386
Baker Hughes, a GE Co., Class A	190,000	5,267
Oil Search Ltd.	565,000	3,149
Exxon Mobil Corp.	32,000	2,586
Noble Energy, Inc.	82,000	2,028
TOTAL SA	20,259	1,125
		387,019
Consumer discretionary 9.92%
Alibaba Group Holding Ltd. (ADR)[1]	440,037	80,285
Meituan Dianping, Class B1	3,508,200	23,641
Meituan Dianping, Class B1,3	239,754	1,616
Melco Resorts & Entertainment Ltd. (ADR)	931,500	21,043
General Motors Co.	542,000	20,108
MakeMyTrip Ltd., non-registered shares[1]	672,500	18,561
Marriott International, Inc., Class A	144,800	18,113
American Funds Insurance Series — New World Fund — Page 25 of 193

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.	2,395,000	$ 16,308
Sony Corp.	385,000	16,136
Volkswagen AG, nonvoting preferred	95,000	14,953
Naspers Ltd., Class N	57,600	13,302
Maruti Suzuki India Ltd.	132,500	12,762
Ferrari NV	81,300	10,898
Domino’s Pizza, Inc.	42,100	10,866
Hermès International	11,700	7,720
NIKE, Inc., Class B	54,000	4,547
Ryohin Keikaku Co., Ltd.	17,300	4,377
MercadoLibre, Inc.[1]	8,000	4,062
Ctrip.com International, Ltd. (ADR)[1]	92,000	4,020
Samsonite International SA	1,221,000	3,912
Zhongsheng Group Holdings Ltd.	1,003,000	2,489
LVMH Moët Hennessy-Louis Vuitton SE	6,700	2,464
Industria de Diseño Textil, SA	83,027	2,440
Kering SA	4,100	2,351
InterContinental Hotels Group PLC	38,950	2,341
Hyundai Motor Co.	20,000	2,106
Hyundai Mobis Co., Ltd.	11,406	2,095
Suzuki Motor Corp.	47,000	2,077
Eicher Motors Ltd.	6,100	1,809
Motherson Sumi Systems Ltd.	801,061	1,731
MGM Resorts International	60,000	1,540
Vivo Energy PLC	670,000	1,120
Midea Group Co., Ltd., Class A	150,067	1,088
Fast Retailing Co., Ltd.	2,300	1,080
Valeo SA, non-registered shares	35,000	1,015
GVC Holdings PLC	115,000	837
		335,813
Materials 8.18%
Vale SA, ordinary nominative	3,452,660	44,911
Vale SA, ordinary nominative (ADR)	1,976,000	25,807
Freeport-McMoRan Inc.	3,945,000	50,851
First Quantum Minerals Ltd.	3,305,000	37,468
Fortescue Metals Group Ltd.	4,618,395	23,316
Rio Tinto PLC	290,000	16,850
UPL Ltd.	1,155,000	15,986
En+ Group PLC (GDR)[1,3]	1,886,800	15,453
CCL Industries Inc., Class B, nonvoting shares	295,000	11,943
Koninklijke DSM NV	89,000	9,700
Glencore PLC	999,000	4,137
Air Products and Chemicals, Inc.	17,000	3,246
Teck Resources Ltd., Class B	121,000	2,800
International Flavors & Fragrances Inc.	20,000	2,576
SIG Combibloc Group AG1	242,000	2,479
Celanese Corp.	22,000	2,169
Tata Steel Ltd.	272,435	2,049
Klabin SA, units	451,400	1,963
BASF SE	21,700	1,595
Arkema SA	16,300	1,552
		276,851
American Funds Insurance Series — New World Fund — Page 26 of 193

unaudited
Common stocks (continued) Health care 8.03%	Shares	Value (000)
Yunnan Baiyao Group Co., Ltd., Class A	2,730,912	$ 34,745
BioMarin Pharmaceutical Inc.[1]	318,000	28,248
AstraZeneca PLC	269,700	21,549
Abbott Laboratories	263,000	21,024
Carl Zeiss Meditec AG, non-registered shares	216,552	18,085
Notre Dame Intermédica Participações S.A.	2,087,000	17,483
Thermo Fisher Scientific Inc.	49,200	13,467
Asahi Intecc Co., Ltd.	270,300	12,682
Koninklijke Philips NV	294,500	11,997
bioMérieux SA	134,200	11,095
OdontoPrev SA, ordinary nominative	2,385,000	9,990
AbbVie Inc.	111,000	8,946
Novartis AG	86,850	8,354
Teva Pharmaceutical Industries Ltd. (ADR)[1]	465,000	7,291
CSL Ltd.	42,500	5,883
Merck & Co., Inc.	62,000	5,157
Pfizer Inc.	115,500	4,905
Boston Scientific Corp.[1]	109,000	4,183
Zoetis Inc., Class A	40,000	4,027
HOYA Corp.	52,000	3,429
Grifols, SA, Class B, nonvoting preferred, non-registered shares	172,000	3,411
WuXi AppTec Co., Ltd. Class H1	218,000	2,654
NMC Health PLC	85,000	2,529
IHH Healthcare Bhd.	1,608,000	2,273
Straumann Holding AG	2,700	2,203
Hikma Pharmaceuticals PLC	87,000	2,030
PerkinElmer, Inc.	19,810	1,909
Hypera SA, ordinary nominative	249,200	1,648
Berry Genomics Co., Ltd., Class A1	107,500	697
		271,894
Consumer staples 6.40%
Treasury Wine Estates Ltd.	3,700,000	39,224
JBS SA, ordinary nominative	9,595,600	39,016
Kweichow Moutai Co., Ltd., Class A	244,699	31,096
Nestlé SA	258,196	24,607
Kirin Holdings Co., Ltd.	621,000	14,806
British American Tobacco PLC	335,000	13,936
Pigeon Corp.	230,600	9,415
a2 Milk Co., Ltd.[1]	713,228	6,898
Godrej Consumer Products Ltd.	589,961	5,842
Chongqing Fuling Zhacai Group Co., Ltd., Class A	1,122,000	5,179
Herbalife Nutrition Ltd.[1]	77,000	4,080
Pernod Ricard SA	22,330	4,008
Thai Beverage PCL	6,250,000	3,897
Fomento Económico Mexicano, SAB de CV	302,000	2,787
Anheuser-Busch InBev SA/NV	31,000	2,600
Coca-Cola HBC AG (CDI)	67,000	2,282
Coca-Cola FEMSA, SAB de CV, Series L	329,000	2,175
Kao Corp.	24,000	1,888
CP ALL PCL, foreign registered	768,000	1,809
Mondelez International, Inc.	21,800	1,088
		216,633
American Funds Insurance Series — New World Fund — Page 27 of 193

unaudited
Common stocks (continued) Communication services 6.35%	Shares	Value (000)
Alphabet Inc., Class C1	37,300	$ 43,765
Alphabet Inc., Class A1	16,900	19,889
Facebook, Inc., Class A1	265,700	44,289
Tencent Holdings Ltd.	535,600	24,631
YY Inc., Class A (ADR)[1]	274,000	23,019
Activision Blizzard, Inc.	391,900	17,843
Yandex NV, Class A1	384,500	13,204
HUYA, Inc. (ADR)[1]	329,600	9,272
SoftBank Group Corp.	61,000	5,914
Electronic Arts Inc.[1]	38,400	3,903
Baidu, Inc., Class A (ADR)[1]	15,800	2,605
América Móvil, SAB de CV, Series L (ADR)	150,000	2,142
América Móvil, SAB de CV, Series L	525,000	375
Intouch Holdings PCL, foreign registered	1,192,000	2,160
Spotify Technology SA1	11,000	1,527
Fox Corp., Class A1	17,066	626
Walt Disney Co.	299	33
		215,197
Industrials 5.28%
Airbus SE, non-registered shares	286,029	37,829
Azul SA, preference shares (ADR)[1]	866,446	25,309
Azul SA, preference shares[1]	838,500	8,196
Shanghai International Airport Co., Ltd., Class A	2,200,532	20,351
Nidec Corp.	154,100	19,501
Rumo SA1	2,344,000	11,464
Rational AG	16,300	10,056
Edenred SA	211,700	9,634
Knorr-Bremse AG, non-registered shares[1]	93,000	9,236
Boeing Co.	21,500	8,201
Safran SA	41,000	5,622
MTU Aero Engines AG	20,500	4,641
Ryanair Holdings PLC (ADR)[1]	30,000	2,248
SMC Corp.	5,900	2,211
Komatsu Ltd.	67,000	1,554
Johnson Controls International PLC	37,000	1,367
Caterpillar Inc.	9,000	1,219
Guangzhou Baiyun International Airport Co. Ltd., Class A	147,950	325
		178,964
Real estate 1.57%
American Tower Corp. REIT	176,800	34,840
Vinhomes JSC[1]	1,706,225	6,728
Embassy Office Parks REIT[1,2,3,4]	717,600	3,108
Longfor Group Holdings Ltd.	677,000	2,384
Ayala Land, Inc.	2,614,000	2,235
Ayala Land, Inc., preference shares[1,2,4]	15,000,000	26
Central Pattana PCL, foreign registered	820,000	1,893
China Overseas Land & Investment Ltd.	270,000	1,025
Fibra Uno Administración, SA de CV REIT	580,296	802
		53,041
American Funds Insurance Series — New World Fund — Page 28 of 193

unaudited
Common stocks (continued) Utilities 1.00%	Shares	Value (000)
ENN Energy Holdings Ltd.	1,580,000	$ 15,277
Pampa Energía SA (ADR)[1]	310,000	8,546
China Resources Gas Group Ltd.	1,602,000	7,551
Infraestructura Energética Nova, SAB de CV	599,863	2,411
		33,785
Total common stocks (cost: $2,383,946,000)		3,039,459
Rights & warrants 0.14% Consumer staples 0.14%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[2,3]	348,300	4,493
Total rights & warrants (cost: $3,452,000)		4,493
Bonds, notes & other debt instruments 2.72% Bonds & notes of governments & government agencies outside the U.S. 2.35%	Principal amount (000)
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 54.47% 2020[5]	ARS4,161	107
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 51.542% 2022[5]	14,766	331
Argentine Republic 7.50% 2026	$ 1,725	1,468
Argentine Republic 8.28% 2033[6]	1,318	1,097
Argentine Republic 0% 2035	5,800	234
Argentine Republic 2.50% 2038 (5.25% on 3/31/2029)[7]	1,700	988
Bahrain (Kingdom of) 6.75% 2029[3]	500	528
Brazil (Federative Republic of) 10.00% 2025	BRL5,320	1,447
Brazil (Federative Republic of) Global 5.625% 2047	$ 1,995	1,986
Buenos Aires (City of) 8.95% 2021	707	703
Colombia (Republic of) 4.50% 2026	250	264
Columbia (Republic of) 4.50% 2029	1,000	1,058
Cote d’Ivoire (Republic of) 5.75% 2032[7]	905	860
Dominican Republic 7.50% 2021	800	832
Dominican Republic 5.50% 2025[3]	970	1,000
Dominican Republic 10.375% 2026	DOP24,000	488
Dominican Republic 8.625% 2027[3]	$ 575	676
Dominican Republic 11.25% 2027	DOP22,900	485
Dominican Republic 7.45% 2044[3]	$ 1,125	1,273
Dominican Republic 7.45% 2044	1,100	1,244
Dominican Republic 6.85% 2045[3]	500	537
Egypt (Arab Republic of) 7.50% 2027[3]	640	672
Egypt (Arab Republic of) 8.50% 2047	1,000	1,023
Greece (Hellenic Republic of) 3.375% 2025	€ 1,100	1,260
Guatemala (Republic of) 4.375% 2027	$ 1,100	1,060
Honduras (Republic of) 7.50% 2024	500	551
Honduras (Republic of) 6.25% 2027	1,000	1,061
Indonesia (Republic of) 4.875% 2021	1,500	1,557
Indonesia (Republic of) 3.75% 2022	2,100	2,130
Indonesia (Republic of) 4.75% 2026[3]	2,100	2,223
Indonesia (Republic of) 5.25% 2042	550	593
Iraq (Republic of) 6.752% 2023	1,520	1,544
Iraq (Republic of) 5.80% 2028	455	438
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	230	232
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	1,530	1,503
Kazahkstan (Republic of) 1.55% 2023	€ 110	128
Kazakhstan (Republic of) 5.125% 2025[3]	$ 900	983
American Funds Insurance Series — New World Fund — Page 29 of 193

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kazakhstan (Republic of) 2.375% 2028	€ 295	$ 343
Kazakhstan (Republic of) 6.50% 2045[3]	$ 800	1,029
Kenya (Republic of) 6.875% 2024	1,350	1,389
Kenya (Republic of) 6.875% 2024[3]	900	926
Kuwait (State of) 2.75% 2022[3]	550	550
Nigeria (Republic of) 6.375% 2023	1,525	1,578
Pakistan (Islamic Republic of) 5.50% 2021[3]	900	901
Pakistan (Islamic Republic of) 8.25% 2024	300	321
Pakistan (Islamic Republic of) 8.25% 2025[3]	410	440
Pakistan (Islamic Republic of) 6.875% 2027[3]	500	495
Panama (Republic of) 4.50% 2047	2,075	2,196
Paraguay (Republic of) 5.00% 2026[3]	500	527
Paraguay (Republic of) 5.00% 2026	500	527
Paraguay (Republic of) 4.70% 2027[3]	800	835
Paraguay (Republic of) 4.70% 2027	500	522
Peru (Republic of) 2.75% 2026	€ 855	1,069
Peru (Republic of) 6.15% 2032	PEN5,000	1,588
Poland (Republic of) 3.25% 2026	$ 300	305
Qatar (State of) 4.50% 2028[3]	1,500	1,606
Romania 2.875% 2029	€1,350	1,535
Romania 5.125% 2048[3]	$1,500	1,500
Russian Federation 6.50% 2024	RUB70,000	1,008
Russian Federation 4.375% 2029[3]	$1,000	990
Russian Federation 6.90% 2029	RUB73,500	1,018
Saudi Arabia (Kingdom of) 2.375% 2021[3]	$ 375	369
Saudi Arabia (Kingdom of) 2.894% 2022[3]	1,000	995
Saudi Arabia (Kingdom of) 3.25% 2026[3]	810	790
Saudi Arabia (Kingdom of) 3.625% 2028[3]	800	795
Senegal (Republic of) 4.75% 2028	€1,000	1,111
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR6,600	505
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	710
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$ 250	250
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	200	201
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	400
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	202
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,010	1,015
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	600	577
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[3]	200	193
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[3]	500	495
Turkey (Republic of) 23.00% 2020	TRY2,254	410
Turkey (Republic of) 10.70% 2022	1,030	137
Turkey (Republic of) 7.10% 2023	2,120	243
Turkey (Republic of) 7.25% 2023	$ 900	909
Turkey (Republic of) 8.80% 2023	TRY1,850	215
Turkey (Republic of) 4.875% 2026	$1,820	1,575
Turkey (Republic of) 6.75% 2040	1,000	889
Turkey (Republic of) 6.00% 2041	650	536
Turkey (Republic of) 4.875% 2043	300	223
Ukraine Government 7.75% 2022	2,000	1,984
Ukraine Government 7.75% 2027	1,700	1,590
Ukraine Government 7.375% 2032	1,200	1,073
United Mexican States 4.00% 2023	932	959
United Mexican States 4.15% 2027	700	713
United Mexican States 4.35% 2047	540	507
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	64	18
American Funds Insurance Series — New World Fund — Page 30 of 193

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	$ 1,149	$ 335
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	950	281
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	85	26
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,383	420
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	299	90
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	129	38
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	64	20
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	170	54
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	319	95
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	106	33
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	107	31
		79,774
Corporate bonds & notes 0.37% Energy 0.18%
Gazprom OJSC 6.51% 2022[3]	600	641
Petrobras Global Finance Co. 8.75% 2026	850	1,007
Petrobras Global Finance Co. 5.75% 2029	1,095	1,087
Petrobras Global Finance Co. 6.85% 2115	314	305
Petróleos Mexicanos 7.65% 2021	MXN16,410	799
Petróleos Mexicanos 7.19% 2024	40,658	1,765
Petróleos Mexicanos 7.19% 2024	10,880	472
Petróleos Mexicanos 7.47% 2026	4,865	202
		6,278
Utilities 0.07%
Cemig Geração e Transmissão SA 9.25% 2024[3]	$ 480	522
Eskom Holdings Ltd. 5.75% 2021[3]	985	973
State Grid Overseas Investment Ltd. 3.50% 2027[3]	900	904
		2,399
Financials 0.07%
BBVA Bancomer SA 6.50% 2021[3]	525	552
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,180
VEB Finance Ltd. 6.902% 2020	600	616
		2,348
Industrials 0.03%
DP World Crescent 4.848% 2028[3]	835	874
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 2021[3]	590	565
Total corporate bonds & notes		12,464
Total bonds, notes & other debt instruments (cost: $92,246,000)		92,238
Short-term securities 7.58% Money market investments 6.86%	Shares
Capital Group Central Cash Fund	2,322,250	232,179
American Funds Insurance Series — New World Fund — Page 31 of 193

unaudited
Short-term securities (continued) Bonds & notes of governments & government agencies outside the U.S. 0.72%	Principal amount (000)	Value (000)
Argentinian Treasury Bills (49.66%)-2.81% due 4/30/2019-4/30/2020	ARS704,336,542	$ 19,195
Egyptian Treasury Bills 15.48%-17.25% due 4/9/2019-6/4/2019	EGP92,100,000	5,230
Nigerian Treasury Bill 14.18% due 10/10/2019	NGN52,000	134
		24,559
Total short-term securities (cost: $260,408,000)		256,738
Total investment securities 100.20% (cost: $2,740,052,000)		3,392,928
Other assets less liabilities (0.20)%		(6,804)
Net assets 100.00%		$3,386,124
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,457,000, which represented .43% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,944,000, which represented 1.59% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Coupon rate may change periodically.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
DOP = Dominican pesos
EGP = Egyptian pounds
€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
NGN = Nigerian naira
PEN = Peruvian nuevos soles
RUB = Russian rubles
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 32 of 193

Blue Chip Income and Growth Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 96.59% Health care 22.22%	Shares	Value (000)
AbbVie Inc.	5,994,200	$ 483,073
Abbott Laboratories	5,764,000	460,774
Amgen Inc.	1,416,510	269,108
Gilead Sciences, Inc.	3,936,212	255,893
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,833,800	169,874
Medtronic PLC	900,000	81,972
Thermo Fisher Scientific Inc.	209,600	57,372
UnitedHealth Group Inc.	211,000	52,172
Stryker Corp.	250,800	49,538
Merck & Co., Inc.	500,000	41,585
Humana Inc.	119,000	31,654
Bristol-Myers Squibb Co.	400,000	19,084
		1,972,099
Information technology 14.91%
Intel Corp.	5,315,000	285,415
QUALCOMM Inc.	4,784,000	272,831
Microsoft Corp.	2,234,000	263,478
Broadcom Inc.	411,000	123,592
Texas Instruments Inc.	780,000	82,735
Mastercard Inc., Class A	337,000	79,347
Apple Inc.	400,000	75,980
Accenture PLC, Class A	400,000	70,408
Automatic Data Processing, Inc.	280,000	44,727
Applied Materials, Inc.	619,000	24,550
		1,323,063
Consumer staples 13.36%
Philip Morris International Inc.	3,814,900	337,199
British American Tobacco PLC (ADR)	5,622,007	234,550
Costco Wholesale Corp.	591,255	143,166
Altria Group, Inc.	2,045,800	117,490
Coca-Cola Co.	2,175,000	101,921
Kimberly-Clark Corp.	500,000	61,950
PepsiCo, Inc.	400,000	49,020
Kellogg Co.	792,000	45,445
Mondelez International, Inc.	887,000	44,279
Lamb Weston Holdings, Inc.	400,000	29,976
Kraft Heinz Co.	456,012	14,889
Constellation Brands, Inc., Class A	33,300	5,839
		1,185,724
Energy 11.90%
Exxon Mobil Corp.	4,273,800	345,323
EOG Resources, Inc.	2,813,800	267,817
Halliburton Co.	2,704,730	79,249
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 193

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Canadian Natural Resources, Ltd.	2,673,000	$ 73,508
Noble Energy, Inc.	2,862,000	70,777
Schlumberger Ltd.	1,473,000	64,179
Royal Dutch Shell PLC, Class B (ADR)	987,000	63,119
Williams Companies, Inc.	1,792,000	51,466
Concho Resources Inc.	370,000	41,055
		1,056,493
Industrials 8.91%
General Dynamics Corp.	1,256,000	212,616
CSX Corp.	2,726,000	203,959
Illinois Tool Works Inc.	650,000	93,295
Union Pacific Corp.	400,000	66,880
United Technologies Corp.	500,000	64,445
Northrop Grumman Corp.	174,300	46,991
Airbus Group SE (ADR)	1,401,000	46,387
J.B. Hunt Transport Services, Inc.	265,000	26,842
General Electric Co.	2,400,000	23,976
Rolls-Royce Holdings PLC (ADR)	356,800	4,221
Westinghouse Air Brake Technologies Corp.	12,890	950
		790,562
Consumer discretionary 8.14%
Lowe’s Companies, Inc.	3,111,572	340,624
Marriott International, Inc., Class A	952,500	119,148
McDonald’s Corp.	500,000	94,950
General Motors Co.	1,882,800	69,852
Williams-Sonoma, Inc.	705,000	39,670
NIKE, Inc., Class B	450,000	37,894
TJX Companies, Inc.	380,000	20,220
		722,358
Communication services 6.88%
Alphabet Inc., Class A1	175,650	206,721
Alphabet Inc., Class C1	20,500	24,053
Facebook, Inc., Class A1	1,192,000	198,694
Verizon Communications Inc.	2,878,500	170,206
Netflix, Inc.[1]	30,200	10,768
		610,442
Financials 3.34%
JPMorgan Chase & Co.	1,504,000	152,250
U.S. Bancorp	1,000,000	48,190
AIA Group Ltd. (ADR)	782,000	31,307
PNC Financial Services Group, Inc.	230,000	28,212
Charles Schwab Corp.	578,000	24,715
American International Group, Inc.	282,000	12,143
		296,817
Materials 3.15%
Linde PLC	985,700	173,414
Freeport-McMoRan Inc.	6,972,000	89,869
Vale SA, ordinary nominative (ADR)	1,219,000	15,920
		279,203
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 193

unaudited
Common stocks (continued) Real estate 1.97%	Shares	Value (000)
Kimco Realty Corp. REIT	2,944,000	$ 54,464
SBA Communications Corp. REIT[1]	180,000	35,939
Crown Castle International Corp. REIT	263,000	33,664
HCP, Inc. REIT	954,000	29,860
Alexandria Real Estate Equities, Inc. REIT	148,000	21,099
		175,026
Utilities 1.81%
Public Service Enterprise Group Inc.	1,000,000	59,410
American Electric Power Co., Inc.	600,000	50,250
Sempra Energy	331,000	41,660
NextEra Energy, Inc.	50,000	9,666
		160,986
Total common stocks (cost: $7,018,281,000)		8,572,773
Rights & warrants 0.04% Financials 0.04%
American International Group, Inc., warrants, expire 2021[1]	647,000	3,629
Total rights & warrants (cost: $10,088,000)		3,629
Short-term securities 3.34% Money market investments 3.34%
Capital Group Central Cash Fund	2,965,742	296,515
Total short-term securities (cost: $296,545,000)		296,515
Total investment securities 99.97% (cost: $7,324,914,000)		8,872,917
Other assets less liabilities 0.03%		2,825
Net assets 100.00%		$8,875,742
[1]	Security did not produce income during the last 12 months.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 193

Global Growth and Income Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 94.48% Information technology 16.72%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	9,161,800	$ 72,978
Microsoft Corp.	414,300	48,863
Broadcom Inc.	127,500	38,341
PagSeguro Digital Ltd., Class A1	1,208,752	36,081
Murata Manufacturing Co., Ltd.	482,000	23,972
Apple Inc.	119,000	22,604
Halma PLC	610,000	13,284
Tableau Software, Inc., Class A1	104,000	13,237
ASML Holding NV	70,000	13,129
GoDaddy Inc., Class A1	142,000	10,677
Temenos AG	60,000	8,846
Amadeus IT Group SA, Class A, non-registered shares	83,500	6,688
Intel Corp.	120,600	6,476
Fiserv, Inc.[1]	64,000	5,650
TravelSky Technology Ltd., Class H	2,065,000	5,458
Afterpay Touch Group Ltd.[1]	230,000	3,421
AAC Technologies Holdings Inc.	447,500	2,648
		332,353
Industrials 12.38%
Airbus SE, non-registered shares	631,200	83,479
Lockheed Martin Corp.	66,000	19,810
Safran SA	143,000	19,610
Boeing Co.	45,900	17,507
Rheinmetall AG	151,500	15,784
Stanley Black & Decker, Inc.	100,000	13,617
CCR SA, ordinary nominative	4,025,000	12,069
Fosun International Ltd.	6,310,000	10,691
BAE Systems PLC	1,661,966	10,442
Illinois Tool Works Inc.	54,000	7,751
ACS, Actividades de Construcción y Servicios, SA	153,846	6,758
Honeywell International Inc.	35,500	5,642
DCC PLC	45,600	3,941
MTU Aero Engines AG	16,300	3,690
Vinci SA	37,128	3,612
Watsco, Inc.	23,500	3,365
Rockwool International A/S, Class B	12,500	2,928
International Consolidated Airlines Group, SA (CDI)	427,994	2,854
Union Pacific Corp.	15,000	2,508
		246,058
Financials 11.56%
AIA Group Ltd.	3,005,000	29,916
Sberbank of Russia PJSC (ADR)	1,460,000	19,360
CME Group Inc., Class A	100,000	16,458
Toronto-Dominion Bank (CAD denominated)	292,000	15,846
American Funds Insurance Series — Global Growth and Income Fund — Page 36 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
HDFC Bank Ltd.	444,000	$ 14,862
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,195,000	13,381
DBS Group Holdings Ltd.	705,000	13,125
Blackstone Group LP	355,000	12,414
B3 SA - Brasil, Bolsa, Balcao	1,500,000	12,305
CIT Group Inc.	201,750	9,678
JPMorgan Chase & Co.	92,000	9,313
Bank Central Asia Tbk PT	4,775,000	9,305
Bank Leumi le-Israel BM	1,409,898	9,202
Itaú Unibanco Holding SA, preferred nominative (ADR)	862,500	7,599
Wells Fargo & Co.	122,000	5,895
BlackRock, Inc.	13,500	5,770
BB Seguridade Participações SA	765,000	5,182
National Australia Bank Ltd.	260,000	4,665
ABN AMRO Group NV, depository receipts	197,000	4,442
Macquarie Group Ltd.	46,000	4,227
Prudential PLC	177,000	3,545
Capital One Financial Corp.	32,000	2,614
UniCredit SpA	56,319	722
		229,826
Communication services 9.75%
Nintendo Co., Ltd.	266,500	75,889
Alphabet Inc., Class A1	26,500	31,187
Alphabet Inc., Class C1	9,000	10,560
Vivendi SA	715,200	20,723
Comcast Corp., Class A	296,000	11,834
Nexon Co., Ltd.[1]	585,000	9,153
SK Telecom Co., Ltd.	37,500	8,309
Facebook, Inc., Class A1	44,000	7,334
Verizon Communications Inc.	110,000	6,504
Advanced Info Service PCL, foreign registered	820,000	4,754
Activision Blizzard, Inc.	101,000	4,599
Netflix, Inc.[1]	8,700	3,102
		193,948
Health care 9.72%
UnitedHealth Group Inc.	184,825	45,700
Merck & Co., Inc.	267,350	22,235
Novartis AG	148,000	14,236
Abbott Laboratories	171,000	13,670
Boston Scientific Corp.[1]	351,000	13,471
AstraZeneca PLC	167,000	13,344
Fleury SA, ordinary nominative	2,178,600	11,351
Centene Corp.[1]	202,000	10,726
Hikma Pharmaceuticals PLC	340,000	7,933
HOYA Corp.	117,000	7,716
AbbVie Inc.	90,000	7,253
Eli Lilly and Co.	45,000	5,839
CSL Ltd.	32,300	4,471
Koninklijke Philips NV	100,000	4,074
Hypera SA, ordinary nominative	562,000	3,718
Demant A/S1	102,000	3,016
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 193

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Teladoc Health, Inc.[1]	47,000	$ 2,613
DexCom, Inc.[1]	16,000	1,906
		193,272
Consumer discretionary 9.45%
Home Depot, Inc.	146,000	28,016
LVMH Moët Hennessy-Louis Vuitton SE	56,200	20,671
Alibaba Group Holding Ltd. (ADR)[1]	89,800	16,384
Carnival Corp., units	319,000	16,180
Norwegian Cruise Line Holdings Ltd.[1]	275,000	15,114
Daimler AG	222,000	13,012
Restaurant Brands International Inc. (CAD denominated)	175,000	11,385
Royal Caribbean Cruises Ltd.	93,000	10,660
General Motors Co.	275,000	10,202
Bayerische Motoren Werke AG	114,000	8,792
Paddy Power Betfair PLC	90,000	6,941
adidas AG	28,000	6,803
NIKE, Inc., Class B	80,000	6,737
Accor SA	163,500	6,623
Amazon.com, Inc.[1]	3,400	6,054
Melco Resorts & Entertainment Ltd. (ADR)	193,000	4,360
		187,934
Energy 6.64%
Reliance Industries Ltd.	3,195,148	62,877
Royal Dutch Shell PLC, Class B	550,000	17,393
EOG Resources, Inc.	125,000	11,898
Galp Energia, SGPS, SA, Class B	708,000	11,341
ConocoPhillips	156,000	10,411
Canadian Natural Resources, Ltd. (CAD denominated)	136,000	3,734
Canadian Natural Resources, Ltd.	120,000	3,300
Chevron Corp.	51,000	6,282
WorleyParsons Ltd.	483,919	4,865
		132,101
Materials 6.50%
Vale SA, ordinary nominative	2,395,000	31,154
Freeport-McMoRan Inc.	1,639,000	21,127
Fortescue Metals Group Ltd.	3,731,816	18,840
Koninklijke DSM NV	109,000	11,880
Allegheny Technologies Inc.[1]	415,000	10,611
BHP Group PLC	350,000	8,427
CCL Industries Inc., Class B, nonvoting shares	192,500	7,793
Rio Tinto PLC	115,000	6,682
LafargeHolcim Ltd.	110,000	5,434
Barrick Gold Corp. (GBP denominated)	297,208	4,074
DowDuPont Inc.	60,000	3,198
		129,220
Consumer staples 4.40%
Nestlé SA	434,700	41,429
Treasury Wine Estates Ltd.	1,100,000	11,661
Keurig Dr Pepper Inc.	235,000	6,573
Walgreens Boots Alliance, Inc.	100,000	6,327
Coca-Cola European Partners PLC	95,000	4,915
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 193

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC	117,000	$ 4,867
Coca-Cola FEMSA, SAB de CV, Series L	710,000	4,694
Sysco Corp.	62,000	4,139
a2 Milk Co., Ltd.[1]	295,000	2,853
		87,458
Real estate 3.82%
MGM Growth Properties LLC REIT, Class A	676,200	21,808
Gaming and Leisure Properties, Inc. REIT	425,000	16,392
Digital Realty Trust, Inc. REIT	72,000	8,568
Daito Trust Construction Co., Ltd.	60,000	8,353
Prologis, Inc. REIT	90,000	6,476
Vonovia SE	104,442	5,415
Crown Castle International Corp. REIT	37,000	4,736
Iron Mountain Inc. REIT	118,000	4,184
		75,932
Utilities 3.54%
Ørsted AS	491,552	37,254
Enel SpA	2,780,000	17,788
Naturgy Energy Group, SA	370,000	10,347
Public Service Enterprise Group Inc.	85,000	5,050
		70,439
Total common stocks (cost: $1,472,597,000)		1,878,541
Bonds, notes & other debt instruments 2.05% Corporate bonds & notes 2.05% Communication services 1.75%	Principal amount (000)
Sprint Corp. 7.25% 2021	$ 33,000	34,733
Health care 0.30%
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,225	5,914
Total bonds, notes & other debt instruments (cost: $38,424,000)		40,647
Short-term securities 2.55% Money market investments 2.55%	Shares
Capital Group Central Cash Fund	507,510	50,741
Total short-term securities (cost: $50,746,000)		50,741
Total investment securities 99.08% (cost: $1,561,767,000)		1,969,929
Other assets less liabilities 0.92%		18,352
Net assets 100.00%		$1,988,281
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 193

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD7,440	AUD10,500	Goldman Sachs	4/15/2019	$(19)
[1]	Security did not produce income during the last 12 months.
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 193

Growth-Income Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 91.41% Health care 14.95%	Shares	Value (000)
UnitedHealth Group Inc.	2,329,268	$ 575,935
AbbVie Inc.	5,614,841	452,500
Amgen Inc.	2,189,200	415,904
Gilead Sciences, Inc.	6,325,600	411,227
Abbott Laboratories	4,812,269	384,693
Merck & Co., Inc.	3,714,380	308,925
Cigna Corp.	1,277,418	205,434
Eli Lilly and Co.	1,567,600	203,412
Stryker Corp.	802,523	158,514
AstraZeneca PLC	1,263,700	100,903
AstraZeneca PLC (ADR)	1,228,600	49,672
Johnson & Johnson	1,013,000	141,607
Novartis AG	1,413,000	135,915
Thermo Fisher Scientific Inc.	458,000	125,364
Hologic, Inc.[1]	2,573,300	124,548
Incyte Corp.[1]	1,330,900	114,471
Seattle Genetics, Inc.[1]	1,536,306	112,519
PerkinElmer, Inc.	1,000,000	96,360
GlaxoSmithKline PLC	4,162,400	86,568
Novo Nordisk A/S, Class B	1,611,056	84,336
Edwards Lifesciences Corp.[1]	432,300	82,712
Illumina, Inc.[1]	260,500	80,935
Pfizer Inc.	1,877,251	79,727
Elanco Animal Health Inc.[1]	2,291,100	73,476
Daiichi Sankyo Co., Ltd.[2]	1,392,000	70,489
Humana Inc.	253,000	67,298
Bluebird Bio, Inc.[1]	412,200	64,851
Ultragenyx Pharmaceutical Inc.[1]	822,800	57,069
Agios Pharmaceuticals, Inc.[1]	612,920	41,335
Gossamer Bio, Inc.[1]	1,325,000	28,713
Allakos Inc.[1]	506,625	20,518
Allogene Therapeutics, Inc.[1]	458,500	13,255
Neurocrine Biosciences, Inc.[1]	140,600	12,387
CVS Health Corp.	161,300	8,699
		4,990,271
Information technology 14.48%
Microsoft Corp.	9,710,500	1,145,256
Broadcom Inc.	1,838,034	552,715
Intel Corp.	10,004,800	537,258
Texas Instruments Inc.	3,389,582	359,533
Accenture PLC, Class A	1,510,900	265,949
Mastercard Inc., Class A	791,000	186,241
Visa Inc., Class A	1,160,200	181,212
QUALCOMM Inc.	2,989,775	170,507
GoDaddy Inc., Class A1	1,430,370	107,549
American Funds Insurance Series — Growth-Income Fund — Page 41 of 193

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Euronet Worldwide, Inc.[1]	744,400	$ 106,144
Ceridian HCM Holding Inc.[1]	2,005,900	102,903
Apple Inc.	481,900	91,537
Amphenol Corp., Class A	921,000	86,979
NetApp, Inc.	1,244,000	86,259
Taiwan Semiconductor Manufacturing Co., Ltd.	10,637,000	84,729
International Business Machines Corp.	500,000	70,550
Xilinx, Inc.	552,000	69,988
Teradata Corp.[1]	1,587,757	69,305
Global Payments Inc.	498,100	68,001
Automatic Data Processing, Inc.	390,000	62,299
Fiserv, Inc.[1]	536,700	47,380
Motorola Solutions, Inc.	300,000	42,126
ASML Holding NV (New York registered)	112,700	21,193
ASML Holding NV	111,000	20,819
Atlassian Corp. PLC, Class A1	365,200	41,045
First Data Corp., Class A1	1,399,541	36,766
StoneCo Ltd., Class A1	797,000	32,765
TE Connectivity Ltd.	391,000	31,573
SAP SE	239,500	27,672
ON Semiconductor Corp.[1]	1,135,200	23,351
MKS Instruments, Inc.	244,800	22,779
Micron Technology, Inc.[1]	518,000	21,409
Arista Networks, Inc.[1]	63,500	19,968
Worldpay, Inc., Class A1	175,000	19,862
Trimble Inc.[1]	413,300	16,697
Carbon Black, Inc.[1]	153,723	2,144
		4,832,463
Financials 10.66%
JPMorgan Chase & Co.	5,027,030	508,886
Bank of New York Mellon Corp.	6,667,700	336,252
CME Group Inc., Class A	1,950,500	321,013
Intercontinental Exchange, Inc.	3,183,555	242,396
Aon PLC, Class A	1,214,800	207,366
Chubb Ltd.	1,095,100	153,402
Marsh & McLennan Companies, Inc.	1,580,200	148,381
Moody’s Corp.	817,558	148,052
Wells Fargo & Co.	3,036,200	146,709
American International Group, Inc.	3,207,141	138,099
State Street Corp.	1,795,500	118,162
Willis Towers Watson PLC	662,500	116,368
Berkshire Hathaway Inc., Class B1	572,500	115,010
EXOR NV	1,600,000	103,919
UniCredit SpA	6,968,000	89,325
Banco Santander, SA	16,095,805	74,831
Charles Schwab Corp.	1,566,000	66,962
Kotak Mahindra Bank Ltd.	3,417,778	65,839
Nasdaq, Inc.	703,300	61,532
M&T Bank Corp.	333,600	52,382
PNC Financial Services Group, Inc.	410,900	50,401
HDFC Bank Ltd.	1,290,000	43,181
AIA Group Ltd.	4,300,000	42,809
London Stock Exchange Group PLC	665,000	41,150
Toronto-Dominion Bank	750,000	40,748
American Funds Insurance Series — Growth-Income Fund — Page 42 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of Montreal	461,200	$ 34,508
SunTrust Banks, Inc.	428,200	25,371
UBS Group AG	1,343,666	16,287
Huntington Bancshares Inc.	936,100	11,870
OFG Bancorp	518,535	10,262
Fannie Mae[1]	3,629,600	10,163
Progressive Corp.	119,100	8,586
SVB Financial Group[1]	33,200	7,382
Federal Home Loan Mortgage Corp.[1]	666,200	1,792
		3,559,396
Industrials 10.28%
Airbus SE, non-registered shares	2,824,564	373,561
General Dynamics Corp.	2,033,000	344,146
BWX Technologies, Inc.[3]	5,373,948	266,440
TransDigm Group Inc.[1]	485,800	220,548
Textron Inc.	3,831,077	194,082
Equifax Inc.	1,406,200	166,635
Norfolk Southern Corp.	840,000	156,988
CSX Corp.	1,996,600	149,386
Northrop Grumman Corp.	544,900	146,905
L3 Technologies, Inc.	707,000	145,904
Safran SA	1,054,103	144,553
Waste Connections, Inc.	1,309,600	116,017
United Technologies Corp.	787,300	101,475
Harris Corp.	600,000	95,826
Union Pacific Corp.	490,077	81,941
Waste Management, Inc.	767,700	79,772
BAE Systems PLC	12,317,000	77,388
Boeing Co.	195,450	74,548
Westinghouse Air Brake Technologies Corp.	750,379	55,318
General Electric Co.	5,227,900	52,227
Meggitt PLC	6,667,952	43,667
Middleby Corp.[1]	306,000	39,789
Old Dominion Freight Line, Inc.	270,000	38,985
Masco Corp.	954,000	37,502
Stanley Black & Decker, Inc.	271,000	36,902
Deere & Co.	224,300	35,852
Covanta Holding Corp.	2,019,800	34,963
Huntington Ingalls Industries, Inc.	163,500	33,877
Lockheed Martin Corp.	109,900	32,988
Nielsen Holdings PLC	856,400	20,271
Caterpillar Inc.	129,000	17,478
RELX PLC	535,800	11,455
CAE Inc.	92,015	2,039
		3,429,428
Communication services 10.04%
Facebook, Inc., Class A1	5,155,927	859,442
Alphabet Inc., Class C1	348,784	409,232
Alphabet Inc., Class A1	314,300	369,896
Netflix, Inc.[1]	1,176,777	419,592
Verizon Communications Inc.	4,104,100	242,675
Comcast Corp., Class A	5,903,800	236,034
Charter Communications, Inc., Class A1	458,369	159,013
American Funds Insurance Series — Growth-Income Fund — Page 43 of 193

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
CBS Corp., Class B	2,481,600	$ 117,950
Activision Blizzard, Inc.	2,457,100	111,872
Vodafone Group PLC	55,226,321	100,558
IAC/InterActiveCorp [1]	438,800	92,196
Electronic Arts Inc.[1]	599,000	60,876
Tencent Holdings Ltd.	1,295,500	59,577
Fox Corp., Class A1	1,598,666	58,687
Inmarsat PLC	4,204,061	30,389
Viacom Inc., Class B	708,400	19,885
Walt Disney Co.	28,019	3,111
		3,350,985
Consumer staples 8.72%
Coca-Cola Co.	8,313,100	389,552
British American Tobacco PLC	8,635,660	359,246
British American Tobacco PLC (ADR)	479,440	20,002
Philip Morris International Inc.	2,807,440	248,150
Pernod Ricard SA	1,226,764	220,180
Costco Wholesale Corp.	832,200	201,509
Mondelez International, Inc.	3,567,400	178,085
Carlsberg A/S, Class B	1,390,224	173,627
Nestlé SA	1,606,846	153,140
Procter & Gamble Co.	1,353,178	140,798
L’Oréal SA, non-registered shares	470,000	126,428
Walgreens Boots Alliance, Inc.	1,845,600	116,771
Keurig Dr Pepper Inc.	3,832,300	107,189
Herbalife Nutrition Ltd.[1]	1,639,000	86,851
Kirin Holdings Co., Ltd.	3,380,000	80,589
PepsiCo, Inc.	498,419	61,081
Reckitt Benckiser Group PLC	690,000	57,354
Diageo PLC	1,220,000	49,862
Avon Products, Inc.[1]	13,199,000	38,805
Lamb Weston Holdings, Inc.	500,000	37,470
Church & Dwight Co., Inc.	446,400	31,797
Hormel Foods Corp.	508,800	22,774
Kroger Co.	360,000	8,856
		2,910,116
Energy 7.43%
Exxon Mobil Corp.	5,570,200	450,072
Chevron Corp.	2,755,900	339,472
Enbridge Inc. (CAD denominated)	5,893,659	213,457
Enbridge Inc. (CAD denominated)[4]	1,340,553	48,552
EOG Resources, Inc.	2,406,800	229,079
Schlumberger Ltd.	4,270,400	186,061
Royal Dutch Shell PLC, Class B (ADR)	1,415,800	90,541
Royal Dutch Shell PLC, Class B	1,800,000	56,922
Royal Dutch Shell PLC, Class A (ADR)	305,348	19,112
Equitrans Midstream Corp.	6,125,179	133,406
Canadian Natural Resources, Ltd. (CAD denominated)	4,464,200	122,566
Williams Companies, Inc.	4,043,200	116,121
ConocoPhillips	1,644,010	109,721
Concho Resources Inc.	943,800	104,724
Kinder Morgan, Inc.	3,264,200	65,317
ONEOK, Inc.	500,000	34,920
American Funds Insurance Series — Growth-Income Fund — Page 44 of 193

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Baker Hughes, a GE Co., Class A	1,197,600	$ 33,198
BP PLC	4,324,000	31,454
Ensco PLC, Class A	7,215,100	28,355
Occidental Petroleum Corp.	285,200	18,880
Tullow Oil PLC	3,674,051	11,513
TOTAL SA	185,375	10,297
TransCanada Corp.	170,673	7,666
Suncor Energy Inc.	213,650	6,924
Halliburton Co.	202,800	5,942
Whitecap Resources Inc.	1,578,200	5,444
Golar LNG Ltd.	22,600	477
		2,480,193
Consumer discretionary 6.10%
Amazon.com, Inc.[1]	290,400	517,130
Lowe’s Companies, Inc.	2,000,000	218,940
Marriott International, Inc., Class A	1,073,700	134,309
NIKE, Inc., Class B	1,585,000	133,473
Hasbro, Inc.	1,400,000	119,028
Home Depot, Inc.	599,000	114,942
Booking Holdings Inc.[1]	57,000	99,460
Hilton Worldwide Holdings Inc.	1,032,720	85,829
Toyota Motor Corp.	1,050,000	61,458
Tiffany & Co.	561,900	59,309
Wynn Resorts, Ltd.	490,966	58,582
McDonald’s Corp.	300,000	56,970
Ferrari NV	390,000	52,279
Six Flags Entertainment Corp.	1,019,500	50,312
Starbucks Corp.	612,000	45,496
Signet Jewelers Ltd.	1,674,500	45,479
Chipotle Mexican Grill, Inc.[1]	59,710	42,413
Wyndham Hotels & Resorts, Inc.	665,000	33,243
Ross Stores, Inc.	334,200	31,114
InterContinental Hotels Group PLC	491,530	29,545
Newell Brands Inc.	1,725,000	26,462
YUM! Brands, Inc.	205,630	20,524
		2,036,297
Materials 4.71%
Celanese Corp.	3,329,233	328,296
Vale SA, ordinary nominative (ADR)	14,557,884	190,126
Vale SA, ordinary nominative	3,570,848	46,449
Linde PLC	1,152,000	202,671
DowDuPont Inc.	3,779,100	201,464
International Flavors & Fragrances Inc.	1,514,000	194,988
Freeport-McMoRan Inc.	9,625,000	124,066
Mosaic Co.	2,522,400	68,887
Air Products and Chemicals, Inc.	312,100	59,599
Rio Tinto PLC	1,020,655	59,302
Tata Steel Ltd.	6,775,000	50,953
Centerra Gold Inc.[1]	2,917,909	15,306
Allegheny Technologies Inc.[1]	455,160	11,638
American Funds Insurance Series — Growth-Income Fund — Page 45 of 193

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Alcoa Corp.[1]	372,000	$ 10,476
Asahi Kasei Corp.	619,000	6,378
		1,570,599
Real estate 2.00%
Crown Castle International Corp. REIT	1,827,000	233,856
American Tower Corp. REIT	593,200	116,896
Iron Mountain Inc. REIT	3,134,721	111,157
Equinix, Inc. REIT	223,800	101,417
MGM Growth Properties LLC REIT, Class A	1,789,500	57,712
Weyerhaeuser Co. REIT[1]	1,712,541	45,108
		666,146
Utilities 1.87%
Sempra Energy	2,295,700	288,937
American Electric Power Co., Inc.	1,598,000	133,832
Edison International	1,639,900	101,543
E.ON SE	5,598,029	62,243
AES Corp.	2,000,000	36,160
		622,715
Mutual funds 0.17%
Altaba Inc.[1]	789,243	58,499
Total common stocks (cost: $22,748,273,000)		30,507,108
Convertible stocks 0.24% Real estate 0.13%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	36,900	43,719
Health care 0.11%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	35,000	36,855
Total convertible stocks (cost: $74,390,000)		80,574
Convertible bonds 0.01% Energy 0.01%	Principal amount (000)
Weatherford International PLC, convertible notes, 5.875% 2021	$ 4,593	3,732
Total convertible bonds (cost: $4,594,000)		3,732
Short-term securities 8.37% Money market investments 8.37%	Shares
Capital Group Central Cash Fund	27,930,959	2,792,537
Total short-term securities (cost: $2,792,813,000)		2,792,537
Total investment securities 100.03% (cost: $25,620,070,000)		33,383,951
Other assets less liabilities (0.03)%		(10,689)
Net assets 100.00%		$33,373,262
American Funds Insurance Series — Growth-Income Fund — Page 46 of 193

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on this holding and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 0.80%
Industrials 0.80%
BWX Technologies, Inc.	5,290,948	83,000	—	5,373,948	$—	$60,363	$914	$266,440
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $70,489,000, which represented .21% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,552,000, which represented .15% of the net assets of the fund.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 47 of 193

International Growth and Income Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 94.41% Financials 18.39%	Shares	Value (000)
HDFC Bank Ltd.	1,228,800	$ 41,133
Zurich Insurance Group AG	92,200	30,519
AIA Group Ltd.	1,833,000	18,248
ING Groep NV	1,367,000	16,537
Prudential PLC	738,000	14,779
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,486,950	13,100
Banco Santander, SA	2,611,538	12,141
Sumitomo Mitsui Financial Group, Inc.	308,000	10,771
Haci Ömer Sabanci Holding AS	6,520,900	9,169
PICC Property and Casualty Co. Ltd., Class H	7,905,000	8,983
GT Capital Holdings, Inc.[1]	501,049	8,888
Swedbank AB, Class A	611,000	8,632
Moscow Exchange MICEX-RTS PJSC	5,665,000	7,883
St. James’s Place PLC	524,000	7,016
Credit Suisse Group AG	576,077	6,714
Banco Bilbao Vizcaya Argentaria, SA	825,000	4,713
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	1,935
BNP Paribas SA	137,300	6,563
Axis Bank Ltd.[1]	565,899	6,349
Sampo Oyj, Class A	138,000	6,255
Bank Rakyat Indonesia (Persero) Tbk PT	20,420,000	5,908
KB Financial Group Inc.	140,500	5,180
Sony Financial Holdings Inc.	250,000	4,710
ABN AMRO Group NV, depository receipts	188,000	4,239
		260,365
Health care 13.85%
Novartis AG	502,545	48,339
Takeda Pharmaceutical Co. Ltd.	1,043,753	42,577
Fresenius SE & Co. KGaA	551,600	30,789
Daiichi Sankyo Co., Ltd.[2]	561,000	28,409
China Biologic Products Holdings, Inc.[1]	115,700	10,558
Teva Pharmaceutical Industries Ltd. (ADR)[1]	662,000	10,380
Merck KGaA	63,950	7,292
Hikma Pharmaceuticals PLC	278,771	6,505
NMC Health PLC	205,000	6,098
Chugai Pharmaceutical Co., Ltd.	76,300	5,239
		196,186
Industrials 9.81%
Airbus SE, non-registered shares	253,960	33,587
Shanghai International Airport Co., Ltd., Class A	2,855,033	26,404
ASSA ABLOY AB, Class B	681,100	14,703
Airports of Thailand PCL, foreign registered	5,250,000	11,249
Adani Ports & Special Economic Zone Ltd.	2,008,779	10,965
Rolls-Royce Holdings PLC[1]	838,400	9,863
American Funds Insurance Series — International Growth and Income Fund — Page 48 of 193

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Aena SME, SA, non-registered shares	52,450	$ 9,443
SMC Corp.	23,300	8,731
ALD SA	513,000	7,165
Komatsu Ltd.	184,600	4,282
International Container Terminal Services, Inc.	1,000,000	2,489
		138,881
Real estate 8.25%
Sun Hung Kai Properties Ltd.	2,227,000	38,214
CK Asset Holdings Ltd.	3,939,348	35,028
Daito Trust Construction Co., Ltd.	144,800	20,159
China Resources Land Ltd.	3,162,000	14,179
China Overseas Land & Investment Ltd.	2,444,000	9,278
		116,858
Energy 7.72%
Royal Dutch Shell PLC, Class A (GBP denominated)	2,147,691	67,512
Royal Dutch Shell PLC, Class B	138,000	4,364
TOTAL SA	404,534	22,471
Cenovus Energy Inc.	645,000	5,599
Canadian Natural Resources, Ltd. (CAD denominated)	197,000	5,409
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	201,000	2,874
Petróleo Brasileiro SA (Petrobras), preferred nominative	143,000	1,025
		109,254
Consumer staples 7.12%
British American Tobacco PLC	852,402	35,460
Pernod Ricard SA	128,650	23,090
Coca-Cola Icecek AS, Class C	2,631,000	14,317
Imperial Brands PLC	316,016	10,802
Philip Morris International Inc.	109,400	9,670
Kirin Holdings Co., Ltd.	313,000	7,463
		100,802
Materials 7.03%
Rio Tinto PLC	874,100	50,787
Yara International ASA	343,000	14,030
Vale SA, ordinary nominative (ADR)	730,000	9,534
Air Liquide SA, non-registered shares	72,000	9,155
Akzo Nobel NV	93,955	8,325
Glencore PLC	1,880,000	7,786
		99,617
Consumer discretionary 6.78%
Sony Corp.	430,000	18,022
LVMH Moët Hennessy-Louis Vuitton SE	48,000	17,655
Just Eat PLC[1]	1,215,000	11,884
EssilorLuxottica	105,000	11,470
Kering SA	16,600	9,519
Galaxy Entertainment Group Ltd.	1,100,000	7,490
Alibaba Group Holding Ltd. (ADR)[1]	28,600	5,218
Sands China Ltd.	972,000	4,885
Inchcape PLC	589,000	4,380
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 193

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Hyundai Motor Co.	28,300	$ 2,979
Hyundai Mobis Co., Ltd.	13,875	2,549
		96,051
Utilities 6.41%
Ørsted AS	441,200	33,438
ENN Energy Holdings Ltd.	1,658,000	16,031
Naturgy Energy Group, SA	400,000	11,186
ENGIE SA, bonus shares[2]	498,000	7,419
Iberdrola, SA, non-registered shares	807,869	7,092
E.ON SE	611,000	6,793
SSE PLC	320,000	4,947
National Grid PLC	345,970	3,834
		90,740
Communication services 4.54%
Yandex NV, Class A1	470,000	16,140
Tencent Holdings Ltd.	185,700	8,540
SoftBank Group Corp.	85,000	8,241
LG Uplus Corp.	479,000	6,520
1&1 Drillisch AG	172,000	6,124
Nippon Telegraph and Telephone Corp.	125,800	5,338
Singapore Telecommunications Ltd.	2,011,000	4,481
ProSiebenSat.1 Media SE	282,000	4,024
BT Group PLC	1,081,461	3,140
RTL Group SA, non-registered shares	32,100	1,753
		64,301
Information technology 4.51%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,804,000	22,335
Tokyo Electron Ltd.	96,500	13,931
Samsung Electronics Co., Ltd.	335,000	13,178
Lenovo Group Ltd.	8,290,000	7,456
ASML Holding NV	37,500	7,033
		63,933
Total common stocks (cost: $1,213,415,000)		1,336,988
Bonds, notes & other debt instruments 1.13% Bonds & notes of governments & government agencies outside the U.S. 0.58%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	5,984
Portuguese Republic 3.875% 2030	€ 1,640	2,309
		8,293
Corporate bonds & notes 0.55% Energy 0.30%
Petróleos Mexicanos 6.875% 2026	$ 3,617	3,779
Petróleos Mexicanos 6.35% 2048	454	402
		4,181
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 0.25%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$ 1,060	$ 868
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	827
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,865	1,851
		3,546
Total corporate bonds & notes		7,727
Total bonds, notes & other debt instruments (cost: $15,592,000)		16,020
Short-term securities 3.80% Money market investments 3.80%	Shares
Capital Group Central Cash Fund	537,523	53,742
Total short-term securities (cost: $53,747,000)		53,742
Total investment securities 99.34% (cost: $1,282,754,000)		1,406,750
Other assets less liabilities 0.66%		9,387
Net assets 100.00%		$1,416,137
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD1,624	GBP1,223	Bank of New York Mellon	4/26/2019	$29
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $35,828,000, which represented 2.53% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,851,000, which represented .13% of the net assets of the fund.
Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
€ = Euros
GBP = British pounds
USD/$ = U.S. dollars
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 193

Capital Income Builder®
Investment portfolio
March 31, 2019
unaudited
Common stocks 66.97% Consumer staples 9.95%	Shares	Value (000)
Philip Morris International Inc.	145,220	$ 12,836
Diageo PLC	286,100	11,693
British American Tobacco PLC	216,900	9,023
Altria Group, Inc.	150,370	8,636
Coca-Cola Co.	177,700	8,327
Nestlé SA	69,277	6,602
Carlsberg A/S, Class B	38,746	4,839
Imperial Brands PLC	141,500	4,837
Danone SA	42,644	3,286
Reckitt Benckiser Group PLC	39,200	3,258
Walgreens Boots Alliance, Inc.	41,000	2,594
Japan Tobacco Inc.	59,500	1,474
		77,405
Information technology 9.09%
Broadcom Inc.	50,300	15,126
Microsoft Corp.	99,520	11,737
Intel Corp.	198,400	10,654
Taiwan Semiconductor Manufacturing Co., Ltd.	1,277,800	10,178
QUALCOMM Inc.	140,900	8,036
VTech Holdings Ltd.	328,400	3,357
HP Inc.	170,500	3,313
Vanguard International Semiconductor Corp.	1,510,700	3,260
Delta Electronics, Inc.	482,200	2,488
MediaTek Inc.	185,300	1,698
NetApp, Inc.	12,900	894
		70,741
Real estate 8.34%
Crown Castle International Corp. REIT	130,300	16,678
American Tower Corp. REIT	75,669	14,911
Link Real Estate Investment Trust REIT	582,500	6,812
Unibail-Rodamco-Westfield, non-registered shares REIT	32,500	5,328
Digital Realty Trust, Inc. REIT	43,000	5,117
Iron Mountain Inc. REIT	124,500	4,415
Nexity SA, Class A, non-registered shares	81,189	3,962
CK Asset Holdings Ltd.	432,000	3,841
Longfor Group Holdings Ltd.	644,000	2,268
TAG Immobilien AG	63,600	1,570
		64,902
Financials 7.93%
CME Group Inc., Class A	59,566	9,803
Zurich Insurance Group AG	23,867	7,900
Sampo Oyj, Class A	130,569	5,919
SunTrust Banks, Inc.	93,200	5,522
American Funds Insurance Series — Capital Income Builder — Page 52 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
DBS Group Holdings Ltd.	293,600	$ 5,466
Svenska Handelsbanken AB, Class A	475,408	5,016
JPMorgan Chase & Co.	38,000	3,847
Lloyds Banking Group PLC	4,434,000	3,588
Swedbank AB, Class A	241,152	3,407
PNC Financial Services Group, Inc.	22,800	2,797
Intesa Sanpaolo SpA	1,099,089	2,677
Oversea-Chinese Banking Corp. Ltd.	327,796	2,673
Nasdaq, Inc.	16,200	1,417
Bank of China Ltd., Class H	1,894,000	859
MONETA Money Bank, AS, non-registered shares	137,053	473
Huntington Bancshares Inc.	27,978	355
		61,719
Energy 7.06%
Enbridge Inc. (CAD denominated)	361,470	13,092
Royal Dutch Shell PLC, Class B	321,740	10,174
Royal Dutch Shell PLC, Class B (ADR)	8,500	544
Royal Dutch Shell PLC, Class A (GBP denominated)	101	3
Williams Companies, Inc.	231,200	6,640
Occidental Petroleum Corp.	82,400	5,455
Helmerich & Payne, Inc.	90,500	5,028
Inter Pipeline Ltd.	297,600	4,924
Schlumberger Ltd.	83,400	3,634
Chevron Corp.	22,600	2,784
Equitrans Midstream Corp.	124,100	2,703
		54,981
Communication services 5.56%
Vodafone Group PLC	5,377,800	9,792
Koninklijke KPN NV	2,452,045	7,773
Verizon Communications Inc.	119,950	7,093
HKT Trust and HKT Ltd., units	3,699,240	5,947
Nintendo Co., Ltd.	10,400	2,961
NTT DoCoMo, Inc.	121,700	2,692
Nordic Entertainment Group AB, Class B1	104,880	2,459
SES SA, Class A (FDR)	118,666	1,846
Gannett Co., Inc.	132,999	1,402
Modern Times Group MTG AB, Class B	104,880	1,344
		43,309
Utilities 5.07%
Enel SpA	1,398,768	8,950
Edison International	135,100	8,365
SSE PLC	490,108	7,577
Iberdrola, SA, non-registered shares	495,604	4,351
National Grid PLC	357,100	3,957
Infratil Ltd.	1,291,737	3,668
AES Corp.	143,900	2,602
		39,470
Health care 4.96%
AstraZeneca PLC	105,100	8,398
AstraZeneca PLC (ADR)	145,100	5,866
GlaxoSmithKline PLC	384,900	8,005
American Funds Insurance Series — Capital Income Builder — Page 53 of 193

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer Inc.	158,900	$ 6,749
Eli Lilly and Co.	26,600	3,452
Merck & Co., Inc.	30,700	2,553
Roche Holding AG, nonvoting, non-registered shares	7,627	2,101
Koninklijke Philips NV	35,323	1,439
		38,563
Consumer discretionary 3.75%
Las Vegas Sands Corp.	168,600	10,278
Sands China Ltd.	1,308,000	6,573
Greene King PLC	610,500	5,291
InterContinental Hotels Group PLC	64,695	3,889
Burberry Group PLC	78,200	1,990
BCA Marketplace PLC	460,000	1,184
		29,205
Industrials 3.58%
Airbus SE, non-registered shares	80,530	10,651
Boeing Co.	17,900	6,827
United Technologies Corp.	23,700	3,055
Air New Zealand Ltd.	1,738,359	3,001
BOC Aviation Ltd.	340,400	2,777
Kühne + Nagel International AG	11,185	1,534
		27,845
Materials 1.68%
DowDuPont Inc.	58,900	3,140
Givaudan SA1	1,202	3,071
Air Products and Chemicals, Inc.	15,700	2,998
Nutrien Ltd.	48,020	2,534
Asahi Kasei Corp.	131,900	1,359
		13,102
Total common stocks (cost: $491,580,000)		521,242
Rights & warrants 0.00% Energy 0.00%
Ultra Petroleum Corp., warrants, expire 2025[1]	1,750	— [2]
Total rights & warrants (cost: $0)		— [2]
Convertible stocks 1.16% Utilities 0.68%
Sempra Energy, Series A, 6.00% convertible preferred 2021	49,700	5,254
Real estate 0.48%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	3,150	3,732
Total convertible stocks (cost: $8,227,000)		8,986
American Funds Insurance Series — Capital Income Builder — Page 54 of 193

unaudited
Bonds, notes & other debt instruments 22.32% U.S. Treasury bonds & notes 10.53% U.S. Treasury 9.81%	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2021	$ 2,000	$ 2,032
U.S. Treasury 1.625% 2022	3,550	3,480
U.S. Treasury 1.875% 2022	1,000	989
U.S. Treasury 2.00% 2022[3]	15,000	14,887
U.S. Treasury 2.00% 2022	3,000	2,977
U.S. Treasury 2.125% 2022	8,800	8,768
U.S. Treasury 2.50% 2022	240	242
U.S. Treasury 1.75% 2023	4,000	3,925
U.S. Treasury 2.625% 2023	4,060	4,121
U.S. Treasury 2.75% 2023	3,770	3,846
U.S. Treasury 2.875% 2023	3,100	3,186
U.S. Treasury 2.375% 2024	175	176
U.S. Treasury 2.00% 2025	13,200	12,963
U.S. Treasury 2.625% 2025	5	5
U.S. Treasury 2.00% 2026	7,500	7,323
U.S. Treasury 2.875% 2028	1,500	1,560
U.S. Treasury 2.625% 2029	152	154
U.S. Treasury 2.875% 2045	200	203
U.S. Treasury, principal only, 0% 2047[3]	6,535	2,910
U.S. Treasury 3.125% 2048[3]	2,000	2,125
U.S. Treasury 3.375% 2048	441	492
		76,364
U.S. Treasury inflation-protected securities 0.72%
U.S. Treasury Inflation-Protected Security 0.625% 2023[4]	5,573	5,616
Total U.S. Treasury bonds & notes		81,980
Mortgage-backed obligations 6.94% Federal agency mortgage-backed obligations 6.70%
Fannie Mae 4.00% 2046[5]	1,029	1,064
Fannie Mae 4.00% 2047[5]	8,980	9,286
Fannie Mae 4.00% 2047[5]	779	806
Fannie Mae 4.50% 2048[5,6]	6,641	6,948
Fannie Mae 4.50% 2048[5]	5,674	5,939
Fannie Mae 4.50% 2048[5]	5,571	5,831
Fannie Mae 3.50% 2049[5,6]	304	309
Fannie Mae 3.50% 2049[5]	187	189
Freddie Mac 2.50% 2032[5]	92	91
Freddie Mac 2.50% 2033[5]	137	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[5]	505	503
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[5,7]	251	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[5]	481	475
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[5,7]	197	195
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[5]	2,965	2,978
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[5]	155	156
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[5]	1,909	1,952
Government National Mortgage Assn. 5.00% 2048[5]	2,461	2,583
Government National Mortgage Assn. 4.50% 2049[5]	4,036	4,198
Government National Mortgage Assn. 4.50% 2049[5]	448	467
Government National Mortgage Assn. 4.50% 2049[5,6]	38	40
Government National Mortgage Assn. 5.00% 2049[5,6]	6,324	6,607
Government National Mortgage Assn. 5.00% 2049[5]	482	506
Government National Mortgage Assn. 5.00% 2049[5]	237	248
Government National Mortgage Assn. 5.646% 2059[5]	1	1
American Funds Insurance Series — Capital Income Builder — Page 55 of 193

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.46% 2060[5]	$ 17	$ 17
Government National Mortgage Assn. 4.416% 2061[5]	2	2
Government National Mortgage Assn. 4.81% 2061[5]	1	1
Government National Mortgage Assn. 6.87% 2061[5]	2	2
Government National Mortgage Assn. 4.557% 2062[5]	27	27
Government National Mortgage Assn. 4.256% 2063[5]	82	83
Government National Mortgage Assn. 4.444% 2063[5]	40	40
Government National Mortgage Assn. 4.561% 2063[5]	104	106
Government National Mortgage Assn. 5.20% 2064[5]	3	3
Government National Mortgage Assn. 6.64% 2064[5]	8	9
Government National Mortgage Assn. Pool #766524 4.595% 2062[5]	139	139
		52,185
Collateralized mortgage-backed obligations (privately originated) 0.24%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[5,7,8]	842	853
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[5,7,8]	580	584
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[5,7,8]	205	207
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[5,7,8,9]	183	184
		1,828
Total mortgage-backed obligations		54,013
Corporate bonds & notes 3.82% Financials 0.92%
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[10]	310	314
BB&T Corp. 6.85% 2019	100	100
BNP Paribas 3.375% 2025[8]	250	245
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[10]	175	179
Danske Bank AS 2.80% 2021[8]	250	247
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[10]	303	310
Groupe BPCE SA 2.75% 2023[8]	250	247
Groupe BPCE SA 4.00% 2024	285	294
HSBC Holdings PLC 3.803% 2025[10]	420	427
JPMorgan Chase & Co. 6.30% 2019	200	200
JPMorgan Chase & Co. 4.25% 2020	300	307
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[10]	266	278
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[10]	428	457
Marsh & McLennan Companies, Inc. 4.375% 2029	175	186
Metropolitan Life Global Funding I 2.40% 2021[8]	225	224
Mitsubishi UFJ Financial Group, Inc. 3.407% 2024	300	304
Morgan Stanley 5.50% 2020	300	310
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[10]	489	517
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	90	94
New York Life Global Funding 3.00% 2028[8]	150	149
Prudential Financial, Inc. 4.35% 2050	90	93
Toronto-Dominion Bank 3.25% 2024	370	375
Travelers Companies, Inc. 4.10% 2049	200	208
Wells Fargo & Co. 4.60% 2021	300	310
Wells Fargo & Co. 3.75% 2024	745	767
		7,142
American Funds Insurance Series — Capital Income Builder — Page 56 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities 0.75%	Principal amount (000)	Value (000)
AEP Transmission Co. LLC 4.25% 2048	$ 45	$ 48
American Electric Power Co., Inc. 3.65% 2021	300	306
American Electric Power Co., Inc. 4.30% 2028	530	563
CenterPoint Energy, Inc. 3.85% 2024	160	163
Consolidated Edison Co. of New York, Inc. 4.65% 2048	140	155
DTE Electric Co. 3.95% 2049	35	36
DTE Energy Co. 3.70% 2023	203	208
Duke Energy Corp. 2.65% 2026	115	110
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	120	128
Emera US Finance LP 4.75% 2046	120	125
Enel Finance International SA 3.625% 2027[8]	285	273
Entergy Corp. 5.125% 2020	200	204
Entergy Corp. 2.95% 2026	280	270
FirstEnergy Corp. 3.90% 2027	250	254
Jersey Central Power & Light Co. 4.30% 2026[8]	115	120
Mississippi Power Co. 4.25% 2042	335	324
NextEra Energy Capital Holdings, Inc. 2.90% 2022	621	622
NextEra Energy Capital Holdings, Inc. 3.15% 2024	95	96
NextEra Energy, Inc. 3.50% 2029	60	60
Pacific Gas and Electric Co. 2.45% 2022[11]	210	187
Pacific Gas and Electric Co. 4.65% 2028[8,11]	284	263
Public Service Co. of Colorado 4.10% 2048	100	106
SCANA Corp. 6.25% 2020	176	180
SCANA Corp. 4.75% 2021	108	110
SCANA Corp. 4.125% 2022	71	72
South Carolina Electric & Gas Co. 4.25% 2028	225	243
Southern California Edison Co. 4.20% 2029	55	56
Southern California Edison Co. 4.65% 2043	55	56
Southern California Edison Co. 4.00% 2047	50	47
Southern California Edison Co. 4.125% 2048	235	226
Southern California Edison Co. 4.875% 2049	45	48
Tampa Electric Co. 4.45% 2049	30	31
Virginia Electric and Power Co. 4.60% 2048	110	122
		5,812
Health care 0.50%
AbbVie Inc. 4.45% 2046	102	95
AstraZeneca PLC 3.375% 2025	200	202
Bayer US Finance II LLC 4.25% 2025[8]	420	425
Becton, Dickinson and Co. 3.70% 2027	130	130
Boston Scientific Corp. 3.75% 2026	170	174
Boston Scientific Corp. 4.70% 2049	15	16
Centene Corp. 5.375% 2026[8]	100	104
Cigna Corp. 3.75% 2023[8]	110	113
Cigna Corp. 4.375% 2028[8]	100	104
Cigna Corp. 4.80% 2038[8]	130	134
Cigna Corp. 4.90% 2048[8]	60	62
CVS Health Corp. 4.30% 2028	174	177
CVS Health Corp. 4.78% 2038	197	196
Eli Lilly and Co. 3.375% 2029	150	154
EMD Finance LLC 3.25% 2025[8]	300	296
GlaxoSmithKline PLC 3.00% 2024	50	50
Merck & Co., Inc. 2.90% 2024	108	109
Pfizer Inc. 4.00% 2049	50	52
American Funds Insurance Series — Capital Income Builder — Page 57 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[8]	$360	$ 379
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[8]	800	869
UnitedHealth Group Inc. 4.45% 2048	70	76
		3,917
Communication services 0.42%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[7]	260	258
AT&T Inc. 4.35% 2029	320	327
AT&T Inc. 4.85% 2039	70	71
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	310	308
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	180	189
Comcast Corp. 4.60% 2038	60	64
Comcast Corp. 4.00% 2047	100	98
Comcast Corp. 4.00% 2048	50	49
Deutsche Telekom International Finance BV 4.375% 2028[8]	150	156
Fox Corp. 4.709% 2029[8]	115	123
Fox Corp. 5.576% 2049[8]	25	28
NBCUniversal Enterprise, Inc. 5.25% 2049[8]	300	305
Verizon Communications Inc. 4.329% 2028	312	331
Verizon Communications Inc. 4.016% 2029[8]	350	363
Vodafone Group PLC 3.75% 2024	300	303
Vodafone Group PLC 4.375% 2028	100	102
Vodafone Group PLC 5.25% 2048	200	200
		3,275
Consumer staples 0.36%
Altria Group, Inc. 5.80% 2039	100	106
Altria Group, Inc. 5.95% 2049	410	441
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[8]	20	20
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[8]	200	201
Anheuser-Busch InBev NV 5.45% 2039	120	130
British American Tobacco PLC 3.557% 2027	770	730
British American Tobacco PLC 4.54% 2047	150	132
Conagra Brands, Inc. 4.30% 2024	70	73
Conagra Brands, Inc. 4.85% 2028	100	105
Constellation Brands, Inc. 3.60% 2028	105	103
Keurig Dr Pepper Inc. 4.057% 2023[8]	620	638
Keurig Dr Pepper Inc. 4.417% 2025[8]	30	31
Keurig Dr Pepper Inc. 5.085% 2048[8]	64	66
Molson Coors Brewing Co. 4.20% 2046	65	58
		2,834
Industrials 0.24%
3M Co. 3.25% 2024	490	505
CSX Corp. 3.80% 2028	145	149
CSX Corp. 4.25% 2029	335	356
CSX Corp. 4.75% 2048	50	55
Union Pacific Corp. 3.95% 2028	50	53
Union Pacific Corp. 4.50% 2048	80	85
Union Pacific Corp. 4.30% 2049	110	114
United Parcel Service, Inc. 3.40% 2029	110	112
American Funds Insurance Series — Capital Income Builder — Page 58 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Parcel Service, Inc. 4.25% 2049	$ 60	$ 63
Westinghouse Air Brake Technologies Corp. 4.15% 2024	360	366
		1,858
Consumer discretionary 0.17%
DaimlerChrysler North America Holding Corp. 3.35% 2023[8]	350	354
General Motors Co. 5.95% 2049	90	88
Home Depot, Inc. 4.50% 2048	217	241
Starbucks Corp. 3.80% 2025	435	449
Volkswagen Group of America Finance, LLC 4.25% 2023[8]	200	206
		1,338
Energy 0.16%
BP Capital Markets PLC 4.234% 2028	175	187
Cenovus Energy Inc. 5.40% 2047	155	154
Enbridge Energy Partners, LP 7.375% 2045	106	148
Energy Transfer Partners, LP 6.00% 2048	161	174
Energy Transfer Partners, LP 6.25% 2049	150	168
EnLink Midstream Partners, LP 5.45% 2047	55	49
Equinor ASA 3.625% 2028	95	99
Total Capital International 3.455% 2029	145	149
TransCanada PipeLines Ltd. 4.25% 2028	60	63
Ultra Petroleum Corp. 11.00% 2024[12]	90	54
		1,245
Information technology 0.14%
Broadcom Inc. 4.75% 2029[8]	530	527
Broadcom Ltd. 3.625% 2024	100	100
Broadcom Ltd. 3.875% 2027	200	191
Broadcom Ltd. 3.50% 2028	128	118
KLA-Tencor Corp. 5.00% 2049	160	170
		1,106
Materials 0.10%
Dow Chemical Co. 4.80% 2028[8]	300	323
DowDuPont Inc. 4.725% 2028	110	119
DowDuPont Inc. 5.419% 2048	60	68
Sherwin-Williams Co. 3.45% 2027	230	227
		737
Real estate 0.06%
Alexandria Real Estate Equities, Inc. 3.80% 2026	65	66
Equinix, Inc. 5.375% 2027	300	315
Essex Portfolio LP 4.00% 2029	85	87
		468
Total corporate bonds & notes		29,732
Asset-backed obligations 1.00%
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[5,8]	6,959	6,923
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[5,8]	72	72
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[5,8]	770	771
		7,766
American Funds Insurance Series — Capital Income Builder — Page 59 of 193

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments outside the U.S. 0.03%	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 4.375% 2029[8]	$ 235	$ 245
Total bonds, notes & other debt instruments (cost: $171,806,000)		173,736
Short-term securities 10.37% Money market investments 10.37%	Shares
Capital Group Central Cash Fund	807,345	80,718
Total short-term securities (cost: $80,726,000)		80,718
Total investment securities 100.82% (cost: $752,339,000)		784,682
Other assets less liabilities (0.82)%		(6,366)
Net assets 100.00%		$778,316
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 3/31/2019[14] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
90 Day Euro Dollar Futures	Long	100	December 2019	$ 25,000	$ 24,392	$ 206
2 Year U.S. Treasury Note Futures	Long	458	July 2019	91,600	97,597	292
5 Year U.S. Treasury Note Futures	Short	92	July 2019	(9,200)	(10,656)	(79)
10 Year Ultra U.S. Treasury Note Futures	Short	297	June 2019	(29,700)	(39,436)	(805)
20 Year U.S. Treasury Bond Futures	Long	49	June 2019	4,900	7,333	208
30 Year Ultra U.S. Treasury Bond Futures	Long	28	June 2019	2,800	4,704	179
						$1
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 3/31/2019 (000)
2.3995%	U.S. EFFR	1/11/2021	$41,240	$182	$ —	$ 182
2.4035%	U.S. EFFR	1/11/2021	30,760	138	—	138
2.3755%	U.S. EFFR	2/6/2021	29,000	126	—	126
2.37%	U.S. EFFR	3/8/2021	15,000	69	—	69
3-month USD-LIBOR	2.348%	4/1/2021	47,000	41	—	41
2.21875%	U.S. EFFR	3/14/2024	9,000	84	—	84
					$—	$640
American Funds Insurance Series — Capital Income Builder — Page 60 of 193

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $684,000, which represented .09% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,434,000, which represented 2.24% of the net assets of the fund.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $184,000, which represented .02% of the net assets of the fund.
[10]	Step bond; coupon rate may change at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
FDR = Fiduciary Depositary Receipts
GBP = British pounds
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 61 of 193

Asset Allocation Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 62.76% Information technology 15.91%	Shares	Value (000)
Microsoft Corp.	6,500,000	$ 766,610
Broadcom Inc.	1,995,000	599,917
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	14,016,000	574,095
VeriSign, Inc.[1]	2,000,000	363,120
ASML Holding NV (New York registered)	1,865,000	350,713
Intel Corp.	5,820,000	312,534
Intuit Inc.	1,000,000	261,410
Visa Inc., Class A	1,032,000	161,188
MKS Instruments, Inc.	1,468,604	136,654
Mastercard Inc., Class A	451,000	106,188
RingCentral, Inc., Class A1	652,300	70,318
Paycom Software, Inc.[1]	357,800	67,671
MongoDB, Inc., Class A1	446,940	65,709
Largan Precision Co., Ltd.	340,000	50,745
ServiceNow, Inc.[1]	201,700	49,717
HP Inc.	1,908,100	37,074
Corporate Risk Holdings I, Inc.[1,2,3]	168,812	20
Corporate Risk Holdings Corp.[1,2,3,4]	854	— [5]
		3,973,683
Health care 10.32%
Johnson & Johnson	3,672,000	513,309
UnitedHealth Group Inc.	2,016,300	498,550
Humana Inc.	965,000	256,690
Bluebird Bio, Inc.[1]	1,617,100	254,418
AbbVie Inc.	2,835,800	228,537
Merck & Co., Inc.	2,420,300	201,296
Cigna Corp.	1,250,000	201,025
Gilead Sciences, Inc.	1,500,000	97,515
Thermo Fisher Scientific Inc.	296,000	81,021
Pfizer Inc.	1,815,000	77,083
Eli Lilly and Co.	474,700	61,597
Daiichi Sankyo Co., Ltd.[2]	1,031,300	52,224
Vertex Pharmaceuticals Inc.[1]	260,000	47,827
Advanz Pharma Corp.[1,4]	175,310	3,047
Advanz Pharma Corp.[1]	41,857	728
Rotech Healthcare Inc.[1,2,3,4]	184,138	1,105
		2,575,972
Financials 9.52%
Chubb Ltd.	2,450,000	343,196
First Republic Bank	2,580,000	259,187
Arch Capital Group Ltd.[1]	7,631,500	246,650
Wells Fargo & Co.	3,500,000	169,120
Bank of America Corp.	6,000,000	165,540
JPMorgan Chase & Co.	1,600,000	161,968
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Citigroup Inc.	2,500,000	$ 155,550
Capital One Financial Corp.	1,750,000	142,957
CME Group Inc., Class A	867,200	142,724
Oaktree Capital Group, LLC	2,610,000	129,586
BlackRock, Inc.	229,000	97,868
PNC Financial Services Group, Inc.	500,000	61,330
Intercontinental Exchange, Inc.	800,000	60,912
Apollo Global Management, LLC, Class A	2,083,000	58,845
Nasdaq, Inc.	638,000	55,819
RenaissanceRe Holdings Ltd.	357,000	51,229
Aon PLC, Class A	205,000	34,994
Berkshire Hathaway Inc., Class A1	61	18,374
First Hawaiian, Inc.	400,000	10,420
HDFC Bank Ltd.	297,000	9,942
		2,376,211
Industrials 5.34%
Boeing Co.	1,177,500	449,122
Northrop Grumman Corp.	1,349,400	363,798
Lockheed Martin Corp.	847,200	254,296
Airbus SE, non-registered shares	835,249	110,465
CSX Corp.	1,456,400	108,968
Waste Management, Inc.	214,000	22,237
TransDigm Group Inc.[1]	45,000	20,430
CEVA Logistics AG1	157,127	4,726
NCI Building Systems, Inc.[1,2,4,6]	2,283	13
		1,334,055
Energy 4.89%
Noble Energy, Inc.	12,000,000	296,760
Cenovus Energy Inc.	28,000,000	243,050
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	175,543
Cabot Oil & Gas Corp.	5,000,000	130,500
Suncor Energy Inc.	4,000,000	129,637
Chevron Corp.	875,000	107,782
Exxon Mobil Corp.	640,000	51,712
Weatherford International PLC[1,7]	60,000,000	41,880
ConocoPhillips	335,000	22,358
Diamondback Energy, Inc.	175,000	17,768
Tribune Resources, Inc.[1,2]	926,514	2,594
		1,219,584
Consumer staples 4.20%
Philip Morris International Inc.	5,430,000	479,958
Nestlé SA	3,183,233	303,378
Nestlé SA (ADR)	900,000	85,788
Altria Group, Inc.	2,500,000	143,575
British American Tobacco PLC	875,000	36,400
		1,049,099
Consumer discretionary 4.20%
Home Depot, Inc.	1,125,000	215,876
Amazon.com, Inc.[1]	103,000	183,417
General Motors Co.	4,100,000	152,110
VF Corp.	1,600,000	139,056
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 193

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Dillard’s, Inc., Class A (USA)[7]	1,700,000	$ 122,434
LVMH Moët Hennessy-Louis Vuitton SE	179,197	65,913
NIKE, Inc., Class B	731,400	61,591
Marriott International, Inc., Class A	376,000	47,034
Kindred Group PLC (SDR)	4,602,522	46,088
Tesla, Inc.[1]	52,000	14,553
		1,048,072
Communication services 3.90%
Comcast Corp., Class A	8,250,000	329,835
Alphabet Inc., Class A1	111,200	130,870
Alphabet Inc., Class C1	108,600	127,422
Facebook, Inc., Class A1	1,077,100	179,542
Verizon Communications Inc.	2,040,000	120,625
Netflix, Inc.[1]	148,600	52,985
Activision Blizzard, Inc.	519,500	23,653
Charter Communications, Inc., Class A1	27,126	9,410
Cumulus Media Inc., Class B1,2	10,599	191
Cumulus Media Inc., Class A1	8,723	157
		974,690
Materials 2.99%
DowDuPont Inc.	6,965,000	371,304
LyondellBasell Industries NV	1,200,000	100,896
Alcoa Corp.[1]	2,500,000	70,400
Royal Gold, Inc.	695,000	63,196
WestRock Co.	1,362,700	52,260
First Quantum Minerals Ltd.	3,861,222	43,774
Newmont Mining Corp.	620,000	22,177
Franco-Nevada Corp.	292,832	21,955
		745,962
Real estate 0.87%
Crown Castle International Corp. REIT	755,000	96,640
Digital Realty Trust, Inc. REIT	525,000	62,475
American Tower Corp. REIT	296,000	58,330
		217,445
Utilities 0.62%
CMS Energy Corp.	2,284,700	126,892
DTE Energy Co.	226,000	28,191
		155,083
Total common stocks (cost: $11,162,792,000)		15,669,856
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[1,2,3]	311,755	76
Tribune Resources, Inc., Class B, warrants, expire 2023[1,2,3]	242,476	44
Tribune Resources, Inc., Class C, warrants, expire 2023[1,2,3]	227,540	32
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 193

unaudited
Rights & warrants (continued) Industrials 0.00%	Shares	Value (000)
Associated Materials, LLC, warrants, expire 2023[1,2,3]	71,030	$ —[5]
Total rights & warrants (cost: $47,000)		152
Convertible stocks 0.05% Health care 0.03%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	8,400	8,845
Industrials 0.02%
Associated Materials, LLC, 14.00% convertible preferred 2020[2,3]	5,000	4,983
		4,983
Total convertible stocks (cost: $13,200,000)		13,828
Convertible bonds 0.01% Communication services 0.01%	Principal amount (000)
Gogo Inc., convertible notes, 6.00% 2022[6]	1,390	1,353
Total convertible bonds (cost: $1,390,000)		1,353
Bonds, notes & other debt instruments 29.11% U.S. Treasury bonds & notes 11.51% U.S. Treasury 9.22%
U.S. Treasury 1.50% 2019	$ 39,825	39,585
U.S. Treasury 1.25% 2020[8]	278,117	275,472
U.S. Treasury 1.25% 2020	78,000	77,196
U.S. Treasury 1.375% 2020	46,500	46,031
U.S. Treasury 1.375% 2020	35,000	34,690
U.S. Treasury 1.50% 2020	500	495
U.S. Treasury 1.625% 2020	125,000	123,786
U.S. Treasury 1.625% 2020	10,000	9,928
U.S. Treasury 2.50% 2020	15,000	15,023
U.S. Treasury 1.125% 2021	32,000	31,165
U.S. Treasury 1.375% 2021	49,410	48,594
U.S. Treasury 1.75% 2021	9,500	9,383
U.S. Treasury 2.25% 2021	9,730	9,730
U.S. Treasury 2.50% 2021	200,000	200,744
U.S. Treasury 2.75% 2021	19,232	19,466
U.S. Treasury 1.875% 2022	100,000	99,022
U.S. Treasury 1.875% 2022	8,000	7,909
U.S. Treasury 1.875% 2022	5,000	4,944
U.S. Treasury 2.00% 2022	25,000	24,805
U.S. Treasury 2.125% 2022	37,000	36,867
U.S. Treasury 2.50% 2022	715	721
U.S. Treasury 1.625% 2023	18,000	17,577
U.S. Treasury 1.625% 2023	5,000	4,880
U.S. Treasury 2.25% 2023	5,000	5,003
U.S. Treasury 2.375% 2023	5,000	5,028
U.S. Treasury 2.50% 2023	29,000	29,306
U.S. Treasury 2.75% 2023[8]	76,600	78,238
U.S. Treasury 2.75% 2023	31,326	31,959
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 193

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2024	$ 7,500	$ 7,406
U.S. Treasury 2.125% 2024	52,500	52,221
U.S. Treasury 2.125% 2024	10,250	10,176
U.S. Treasury 2.125% 2024	10,000	9,951
U.S. Treasury 2.125% 2024	5,000	4,967
U.S. Treasury 2.25% 2024	5,000	5,003
U.S. Treasury 2.375% 2024	70,000	70,398
U.S. Treasury 2.375% 2024	36,812	37,072
U.S. Treasury 2.50% 2024	225,000	227,732
U.S. Treasury 2.50% 2024	700	708
U.S. Treasury 2.00% 2025	44,800	43,994
U.S. Treasury 2.50% 2025	3,500	3,543
U.S. Treasury 2.625% 2025	28,900	29,472
U.S. Treasury 2.625% 2025	4,966	5,060
U.S. Treasury 2.75% 2025	3,229	3,314
U.S. Treasury 1.50% 2026	500	472
U.S. Treasury 1.625% 2026	7,000	6,693
U.S. Treasury 1.625% 2026	1,500	1,432
U.S. Treasury 2.00% 2026	8,000	7,812
U.S. Treasury 2.50% 2026	14,549	14,723
U.S. Treasury 2.25% 2027	126,075	125,225
U.S. Treasury 2.375% 2027	880	882
U.S. Treasury 2.875% 2028	5,217	5,425
U.S. Treasury 2.625% 2029	63,795	65,040
U.S. Treasury 4.75% 2041[8]	15,000	20,102
U.S. Treasury 2.50% 2046[8]	5,000	4,710
U.S. Treasury 2.875% 2046[8]	103,550	105,037
U.S. Treasury 3.00% 2047	70,000	72,774
U.S. Treasury 3.00% 2047[8]	12,460	12,936
U.S. Treasury 3.00% 2048	451	468
U.S. Treasury 3.375% 2048[8]	52,977	59,065
		2,301,360
U.S. Treasury inflation-protected securities 2.29%
U.S. Treasury Inflation-Protected Security 0.125% 2021[9]	39,718	39,424
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	689	681
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]	220,262	222,550
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]	1,695	1,679
U.S. Treasury Inflation-Protected Security 2.375% 2025[9]	200	223
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]	21,001	20,559
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	18,495	18,347
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	5,145	5,111
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	61,224	61,152
U.S. Treasury Inflation-Protected Security 0.75% 2028[9]	17,548	17,963
U.S. Treasury Inflation-Protected Security 0.75% 2042[8,9]	19,147	18,688
U.S. Treasury Inflation-Protected Security 1.375% 2044[8,9]	138,533	153,441
U.S. Treasury Inflation-Protected Security 1.00% 2046[9]	5,311	5,426
U.S. Treasury Inflation-Protected Security 0.875% 2047[8,9]	7,820	7,759
		573,003
Total U.S. Treasury bonds & notes		2,874,363
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes 11.41% Health care 1.94%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$ 1,130	$ 1,135
Abbott Laboratories 3.40% 2023	185	189
Abbott Laboratories 3.75% 2026	4,422	4,599
Abbott Laboratories 4.75% 2036	460	518
Abbott Laboratories 4.90% 2046	500	579
AbbVie Inc. 4.25% 2028	1,525	1,560
AbbVie Inc. 4.875% 2048	950	937
Allergan PLC 3.00% 2020	525	525
Allergan PLC 3.45% 2022	4,557	4,599
Allergan PLC 3.80% 2025	206	209
Allergan PLC 4.75% 2045	3,988	3,990
AstraZeneca PLC 2.375% 2022	4,072	4,015
AstraZeneca PLC 3.375% 2025	13,290	13,423
Bayer AG 2.375% 2019[6]	2,750	2,741
Bayer US Finance II LLC 3.875% 2023[6]	3,360	3,389
Bayer US Finance II LLC 4.25% 2025[6]	13,519	13,685
Bayer US Finance II LLC 4.375% 2028[6]	1,254	1,249
Bayer US Finance II LLC 4.625% 2038[6]	387	363
Becton, Dickinson and Co. 2.133% 2019	2,250	2,247
Becton, Dickinson and Co. 2.404% 2020	2,250	2,235
Becton, Dickinson and Co. 2.894% 2022	10,350	10,300
Becton, Dickinson and Co. 3.363% 2024	2,260	2,264
Becton, Dickinson and Co. 3.70% 2027	445	444
Boston Scientific Corp. 3.45% 2024	3,100	3,159
Boston Scientific Corp. 3.85% 2025	4,500	4,640
Boston Scientific Corp. 3.75% 2026	5,895	6,022
Boston Scientific Corp. 4.00% 2029	2,550	2,635
Boston Scientific Corp. 4.70% 2049	515	550
Centene Corp. 4.75% 2022	8,770	8,945
Centene Corp. 4.75% 2025	2,825	2,889
Cigna Corp. 3.40% 2021[6]	1,350	1,365
Cigna Corp. 3.75% 2023[6]	5,830	5,984
Cigna Corp. 4.125% 2025[6]	3,865	4,005
Cigna Corp. 4.375% 2028[6]	5,620	5,830
Cigna Corp. 4.80% 2038[6]	9,140	9,411
Cigna Corp. 4.90% 2048[6]	1,650	1,710
Concordia International Corp. 8.00% 2024	357	337
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 2024[10,11]	975	924
CVS Health Corp. 3.35% 2021	740	746
CVS Health Corp. 3.70% 2023	1,005	1,022
CVS Health Corp. 4.10% 2025	5,519	5,675
CVS Health Corp. 4.30% 2028	7,597	7,712
CVS Health Corp. 4.78% 2038	1,037	1,030
DaVita HealthCare Partners Inc. 5.00% 2025	3,650	3,511
Eli Lilly and Co. 3.375% 2029	10,715	11,016
Eli Lilly and Co. 3.95% 2049	2,750	2,824
EMD Finance LLC 2.40% 2020[6]	110	110
EMD Finance LLC 2.95% 2022[6]	510	508
EMD Finance LLC 3.25% 2025[6]	4,220	4,162
Endo International PLC 5.75% 2022[6]	7,340	7,001
Endo International PLC 6.00% 2025[6,12]	3,945	2,880
GlaxoSmithKline PLC 2.875% 2022	8,500	8,552
GlaxoSmithKline PLC 3.00% 2024	6,470	6,513
GlaxoSmithKline PLC 3.625% 2025	3,585	3,715
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 5.875% 2023	$ 2,125	$ 2,271
HealthSouth Corp. 5.75% 2024	6,850	6,961
HealthSouth Corp. 5.75% 2025	3,285	3,355
Jaguar Holding Co. 6.375% 2023[6]	1,600	1,634
Johnson & Johnson 2.45% 2026	5,285	5,176
Kinetic Concepts, Inc. 12.50% 2021[6]	2,370	2,571
Mallinckrodt PLC 4.875% 2020[6]	10,990	10,990
Medtronic, Inc. 3.50% 2025	3,000	3,101
Merck & Co., Inc. 2.90% 2024	4,471	4,533
Merck & Co., Inc. 3.40% 2029	3,240	3,331
Merck & Co., Inc. 4.00% 2049	2,000	2,082
Molina Healthcare, Inc. 5.375% 2022	12,235	12,747
Molina Healthcare, Inc. 4.875% 2025[6]	5,242	5,203
Owens & Minor, Inc. 3.875% 2021	7,935	6,348
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.989% 2025[10,11]	1,901	1,451
Par Pharmaceutical Companies Inc. 7.50% 2027[6]	5,335	5,422
Pfizer Inc. 2.80% 2022	4,250	4,291
Pfizer Inc. 2.95% 2024	3,825	3,878
Pfizer Inc. 3.45% 2029	14,455	14,857
Pfizer Inc. 4.00% 2049	1,910	1,976
Roche Holdings, Inc. 2.875% 2021[6]	2,043	2,054
Roche Holdings, Inc. 1.75% 2022[6]	1,165	1,138
Roche Holdings, Inc. 3.35% 2024[6]	935	960
Roche Holdings, Inc. 3.00% 2025[6]	4,673	4,713
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)[2,3,10,11,13]	8,107	7,818
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 2023[2,3,10,11]	3,655	3,655
Shire PLC 2.40% 2021	4,498	4,449
Shire PLC 2.875% 2023	3,413	3,375
Shire PLC 3.20% 2026	17,080	16,532
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[6]	13,370	14,064
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[6]	3,750	4,073
Team Health Holdings, Inc. 6.375% 2025[6]	4,660	3,804
Tenet Healthcare Corp. 4.75% 2020	3,290	3,343
Tenet Healthcare Corp. 6.00% 2020	11,580	12,029
Tenet Healthcare Corp. 4.375% 2021	3,650	3,732
Tenet Healthcare Corp. 4.50% 2021	4,500	4,590
Tenet Healthcare Corp. 4.625% 2024	3,153	3,173
Teva Pharmaceutical Finance Co. BV 2.20% 2021	7,965	7,598
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,896	6,159
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,780	1,788
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,048	22,140
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,531
UnitedHealth Group Inc. 3.50% 2024	4,500	4,638
UnitedHealth Group Inc. 3.375% 2027	500	507
UnitedHealth Group Inc. 3.875% 2028	2,500	2,623
UnitedHealth Group Inc. 4.45% 2048	4,715	5,142
Valeant Pharmaceuticals International, Inc. 6.125% 2025[6]	22,525	22,356
Valeant Pharmaceuticals International, Inc. 9.00% 2025[6]	800	872
Valeant Pharmaceuticals International, Inc. 9.25% 2026[6]	4,060	4,453
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,095
		484,160
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials 1.91%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$ 1,345	$ 1,339
ACE INA Holdings Inc. 2.875% 2022	3,880	3,915
ACE INA Holdings Inc. 3.35% 2026	1,380	1,407
ACE INA Holdings Inc. 4.35% 2045	800	873
American Express Co. 2.20% 2020	6,000	5,957
American Express Co. 3.00% 2021	4,000	4,022
American International Group, Inc. 4.20% 2028	565	575
Bank of America Corp. 2.625% 2020	4,037	4,029
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[12]	6,625	6,732
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[12]	1,369	1,408
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[12]	5,810	5,875
Bank of America Corp. 3.248% 2027	1,125	1,103
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[12]	3,000	2,991
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[12]	3,080	3,213
Bank of America Corp. 3.974% 2030	8,000	8,169
BB&T Corp. 2.45% 2020	6,000	5,989
BB&T Corp. 2.625% 2022	2,500	2,501
BB&T Corp. 2.75% 2022	3,050	3,053
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,065
Berkshire Hathaway Finance Corp. 4.20% 2048	7,520	7,818
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,180
Berkshire Hathaway Inc. 2.20% 2021	1,000	996
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,634
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,012
BNP Paribas 3.375% 2025[6]	6,475	6,344
Citigroup Inc. 2.35% 2021	9,855	9,745
Citigroup Inc. 2.90% 2021	2,000	2,000
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[12]	1,725	1,715
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[12]	7,080	7,220
Citigroup Inc. 4.65% 2048	2,430	2,621
CME Group Inc. 3.75% 2028	3,425	3,609
CME Group Inc. 4.15% 2048	395	420
Commonwealth Bank of Australia 2.25% 2020[6]	500	498
Compass Diversified Holdings 8.00% 2026[6]	2,775	2,891
Crédit Agricole SA 4.375% 2025[6]	850	867
Credit Suisse Group AG 3.80% 2023	1,625	1,652
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,12]	800	786
Danske Bank AS 2.70% 2022[6]	1,000	974
DNB Bank ASA 2.375% 2021[6]	2,000	1,981
Ford Motor Credit Co. 1.897% 2019	1,250	1,245
FS Energy and Power Fund 7.50% 2023[6]	2,020	2,077
Goldman Sachs Group, Inc. 2.55% 2019	4,421	4,415
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[12]	4,736	4,687
Goldman Sachs Group, Inc. 3.625% 2024	6,000	6,066
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[12]	2,000	1,982
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[12]	3,755	3,846
Groupe BPCE SA 2.75% 2023[6]	2,950	2,916
Groupe BPCE SA 5.70% 2023[6]	3,460	3,693
Groupe BPCE SA 5.15% 2024[6]	3,000	3,134
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[12]	1,500	1,505
HSBC Holdings PLC 3.683% 2024[11]	750	744
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[12]	625	638
HSBC Holdings PLC 4.25% 2024	3,000	3,071
HSBC Holdings PLC 3.803% 2025[12]	11,820	12,007
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]	$ 4,500	$ 4,739
HUB International Ltd. 7.00% 2026[6]	165	164
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,836
Intesa Sanpaolo SpA 3.375% 2023[6]	1,500	1,466
Intesa Sanpaolo SpA 5.017% 2024[6]	2,855	2,762
Intesa Sanpaolo SpA 3.875% 2027[6]	1,250	1,149
JPMorgan Chase & Co. 6.30% 2019	3,281	3,288
JPMorgan Chase & Co. 2.25% 2020	8,464	8,434
JPMorgan Chase & Co. 2.55% 2021	497	496
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[12]	16,003	16,291
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[12]	6,026	6,259
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)[12]	4,500	4,658
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[12]	3,000	3,007
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[12]	2,000	2,058
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[12]	6,500	6,793
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)[12]	2,700	2,729
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[12]	750	731
Lloyds Banking Group PLC 4.05% 2023	2,000	2,042
Lloyds Banking Group PLC 4.45% 2025	800	832
Lloyds Banking Group PLC 4.582% 2025	750	760
Lloyds Banking Group PLC 4.375% 2028	2,150	2,206
Marsh & McLennan Companies, Inc. 3.875% 2024	1,420	1,475
Marsh & McLennan Companies, Inc. 4.375% 2029	4,540	4,814
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	1,694
Metropolitan Life Global Funding I 2.50% 2020[6]	8,000	7,973
Metropolitan Life Global Funding I 1.95% 2021[6]	2,500	2,452
Metropolitan Life Global Funding I 3.60% 2024[6]	3,000	3,093
Morgan Stanley 2.50% 2021	3,000	2,983
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[12]	6,900	7,046
Morgan Stanley 3.125% 2026	325	317
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[12]	19,553	20,655
National Australia Bank Ltd. 1.375% 2019	475	473
National Australia Bank Ltd. 1.875% 2021	475	465
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	5,520	5,744
Navient Corp. 4.875% 2019	5,381	5,391
Navient Corp. 6.50% 2022	3,675	3,839
Navient Corp. 5.50% 2023	8,015	8,055
Navient Corp. 6.125% 2024	3,225	3,237
New York Life Global Funding 1.70% 2021[6]	1,500	1,464
New York Life Global Funding 2.30% 2022[6]	500	493
New York Life Global Funding 2.35% 2026[6]	1,190	1,134
Nordea Bank AB 2.50% 2020[6]	2,450	2,440
PNC Bank 1.45% 2019	3,340	3,327
PNC Bank 2.30% 2020	250	249
PNC Bank 2.55% 2021	9,000	8,949
PNC Financial Services Group, Inc. 2.854% 2022[12]	1,445	1,444
PNC Financial Services Group, Inc. 3.50% 2024	3,850	3,958
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,069
Prudential Financial, Inc. 3.50% 2024	4,000	4,143
Prudential Financial, Inc. 3.878% 2028	500	526
Prudential Financial, Inc. 4.418% 2048	250	261
Prudential Financial, Inc. 4.35% 2050	11,560	11,986
Rabobank Nederland 2.75% 2022	2,825	2,824
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 4.375% 2025	$ 5,000	$ 5,162
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,633
Skandinaviska Enskilda Banken AB 2.625% 2021	250	249
Skandinaviska Enskilda Banken AB 2.80% 2022	700	698
Springleaf Finance Corp. 6.125% 2024	2,450	2,511
Starwood Property Trust, Inc. 5.00% 2021	2,700	2,781
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.582% on 4/2/2029)[6,12]	2,800	2,841
Toronto-Dominion Bank 3.25% 2024	5,120	5,187
Travelers Companies, Inc. 4.00% 2047	1,588	1,626
Travelers Companies, Inc. 4.10% 2049	5,400	5,617
UBS Group AG 4.125% 2025[6]	2,750	2,844
UniCredit SpA 3.75% 2022[6]	7,175	7,148
UniCredit SpA 6.572% 2022[6]	475	498
UniCredit SpA 4.625% 2027[6]	625	614
UniCredit SpA 5.861% 2032[6,12]	2,400	2,215
US Bancorp 2.625% 2022	1,805	1,808
US Bancorp 3.40% 2023	5,675	5,820
US Bancorp 3.70% 2024	7,000	7,281
US Bancorp 2.375% 2026	4,000	3,829
US Bank NA 3.00% 2021	3,000	3,021
Wells Fargo & Co. 2.15% 2020	4,025	4,007
Wells Fargo & Co. 2.50% 2021	5,500	5,476
Wells Fargo & Co. 2.625% 2022	1,000	993
Wells Fargo & Co. 3.069% 2023	1,875	1,879
Wells Fargo & Co. 3.55% 2023	2,700	2,775
Wells Fargo & Co. 3.75% 2024	12,060	12,422
Wells Fargo & Co. 3.00% 2026	875	855
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[12]	217	218
Wells Fargo & Co. 4.15% 2029	3,625	3,794
Westpac Banking Corp. 2.15% 2020	5,000	4,975
Westpac Banking Corp. 2.75% 2023	1,750	1,740
		477,395
Energy 1.37%
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.233% 2019[6,11]	825	330
American Energy (Permian Basin) 7.125% 2020[6]	7,948	3,100
American Energy (Permian Basin) 7.375% 2021[6]	5,970	2,328
Anadarko Petroleum Corp. 4.85% 2021	2,751	2,853
Anadarko Petroleum Corp. 5.55% 2026	1,125	1,229
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[10,11]	1,223	1,226
Blackstone CQP Holdco LP 6.00% 2021[4,6]	5,700	5,700
Blackstone CQP Holdco LP 6.50% 2021[4,6]	21,325	21,325
BP Capital Markets PLC 4.234% 2028	8,350	8,947
Canadian Natural Resources Ltd. 2.95% 2023	2,700	2,683
Canadian Natural Resources Ltd. 4.95% 2047	500	547
Cenovus Energy Inc. 3.80% 2023	3,970	3,969
Cenovus Energy Inc. 4.25% 2027	8,565	8,434
Cenovus Energy Inc. 5.25% 2037	1,350	1,343
Cenovus Energy Inc. 5.40% 2047	3,500	3,477
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 6.037% 2019[11]	3,200	3,201
Chesapeake Energy Corp. 4.875% 2022	7,225	7,153
Chesapeake Energy Corp. 5.75% 2023	75	73
Chesapeake Energy Corp. 8.00% 2025	1,825	1,871
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 8.00% 2027	$ 4,365	$ 4,321
Chevron Corp. 2.498% 2022	605	606
Chevron Corp. 2.566% 2023	2,000	2,005
Chevron Corp. 3.326% 2025	1,165	1,202
Comstock Resources, Inc. 9.75% 2026[6]	4,225	3,908
Concho Resources Inc. 4.30% 2028	4,755	4,913
Concho Resources Inc. 4.85% 2048	750	789
ConocoPhillips 4.95% 2026	454	507
CONSOL Energy Inc. 5.875% 2022	15,174	15,212
Convey Park Energy LLC 7.50% 2025[6]	2,000	1,864
DCP Midstream Operating LP 4.95% 2022	4,775	4,900
Diamond Offshore Drilling, Inc. 7.875% 2025	2,550	2,474
Diamond Offshore Drilling, Inc. 4.875% 2043	5,610	3,576
Enbridge Energy Partners, LP 5.20% 2020	120	123
Enbridge Energy Partners, LP 5.875% 2025	3,825	4,337
Enbridge Energy Partners, LP 7.375% 2045	1,550	2,158
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,699
Enbridge Inc. 4.00% 2023	3,008	3,123
Enbridge Inc. 3.70% 2027	2,569	2,566
Energy Transfer Operating, LP 5.875% 2024	2,775	3,040
Energy Transfer Partners, LP 4.15% 2020	2,182	2,218
Energy Transfer Partners, LP 4.50% 2024	1,210	1,265
Energy Transfer Partners, LP 4.75% 2026	2,494	2,609
Energy Transfer Partners, LP 5.25% 2029	5,757	6,189
Energy Transfer Partners, LP 5.40% 2047	650	650
Energy Transfer Partners, LP 6.00% 2048	774	838
Energy Transfer Partners, LP 6.25% 2049	6,257	7,023
EnLink Midstream Partners, LP 5.45% 2047	1,464	1,310
Ensco PLC 7.75% 2026	3,650	3,098
Ensco PLC 5.75% 2044	7,820	5,063
Enterprise Products Operating LLC 4.90% 2046	500	538
EOG Resources, Inc. 4.15% 2026	2,980	3,160
EQT Corp. 3.00% 2022	475	467
EQT Corp. 3.90% 2027	910	852
Equinor ASA 3.625% 2028	7,085	7,380
Extraction Oil & Gas, Inc. 5.625% 2026[6]	2,900	2,240
Exxon Mobil Corp. 2.222% 2021	3,070	3,058
Exxon Mobil Corp. 2.726% 2023	3,000	3,023
Exxon Mobil Corp. 3.043% 2026	1,125	1,143
Genesis Energy, LP 6.75% 2022	4,537	4,662
Genesis Energy, LP 6.50% 2025	2,725	2,664
Halliburton Co. 3.80% 2025	260	266
Jonah Energy LLC 7.25% 2025[6]	2,950	1,578
Kinder Morgan Energy Partners, LP 3.50% 2021	15	15
Kinder Morgan, Inc. 4.30% 2028	4,359	4,510
Kinder Morgan, Inc. 5.20% 2048	756	799
Marathon Oil Corp. 4.40% 2027	1,005	1,036
MPLX LP 4.125% 2027	500	504
MPLX LP 4.50% 2038	750	715
NGL Energy Partners LP 6.125% 2025	7,435	7,212
Noble Corp. PLC 7.95% 2025[12]	3,175	2,762
Noble Corp. PLC 8.95% 2045[12]	3,525	2,767
Noble Energy, Inc. 4.95% 2047	375	372
Peabody Energy Corp. 6.00% 2022[6]	2,150	2,174
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.35% 2028	$ 1,870	$ 1,740
Phillips 66 3.90% 2028	1,645	1,677
Phillips 66 Partners LP 3.55% 2026	160	157
Phillips 66 Partners LP 3.75% 2028	530	523
Phillips 66 Partners LP 4.68% 2045	400	393
Phillips 66 Partners LP 4.90% 2046	275	281
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,381
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[6,13,14]	856	321
Sabine Pass Liquefaction, LLC 5.875% 2026	1,235	1,376
Sabine Pass Liquefaction, LLC 4.20% 2028	1,745	1,762
Schlumberger BV 3.625% 2022[6]	500	514
Schlumberger BV 3.75% 2024[6]	970	992
Schlumberger BV 4.00% 2025[6]	70	72
Shell International Finance BV 2.25% 2020	1,965	1,957
Shell International Finance BV 1.875% 2021	2,000	1,974
Shell International Finance BV 3.50% 2023	2,235	2,313
Shell International Finance BV 3.875% 2028	3,340	3,545
Statoil ASA 2.75% 2021	1,925	1,938
Statoil ASA 3.25% 2024	2,850	2,920
Statoil ASA 4.25% 2041	2,000	2,134
Sunoco LP 4.875% 2023	990	1,008
Teekay Corp. 8.50% 2020	17,530	17,705
Teekay Offshore Partners LP 8.50% 2023[6]	3,450	3,398
Total Capital International 3.455% 2029	14,140	14,506
Total Capital SA 3.883% 2028	7,000	7,395
TransCanada PipeLines Ltd. 4.25% 2028	2,190	2,289
TransCanada PipeLines Ltd. 4.75% 2038	6,000	6,298
TransCanada PipeLines Ltd. 4.875% 2048	1,450	1,526
Transocean Inc. 9.00% 2023[6]	2,929	3,134
Ultra Petroleum Corp. 11.00% 2024[13]	4,670	2,779
Vine Oil & Gas LP 8.75% 2023[6]	2,500	2,000
Weatherford International PLC 4.50% 2022[7]	6,365	4,487
Weatherford International PLC 8.25% 2023[7]	5,800	4,133
Weatherford International PLC 9.875% 2024[7]	1,000	725
Weatherford International PLC 9.875% 2025[7]	2,550	1,817
Weatherford International PLC 6.50% 2036[7]	7,595	4,329
Weatherford International PLC 6.75% 2040[7]	7,825	4,441
Western Gas Partners LP 4.65% 2026	450	457
Williams Partners LP 3.60% 2022	750	761
Williams Partners LP 4.30% 2024	85	88
		341,518
Utilities 1.29%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,358
AEP Transmission Co. LLC 4.25% 2048	1,630	1,736
AES Corp. 5.50% 2025	4,223	4,392
Ameren Corp. 3.70% 2047	1,500	1,478
Ameren Corp. 4.50% 2049	2,250	2,518
American Electric Power Co., Inc. 2.95% 2022	4,020	4,032
American Electric Power Co., Inc. 3.20% 2027	1,275	1,250
American Electric Power Co., Inc. 4.30% 2028	4,999	5,312
Atlantic City Electric Co. 4.00% 2028	420	445
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,243
Calpine Corp. 5.25% 2026[6]	5,970	5,963
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Centerpoint Energy, Inc. 2.50% 2022	$ 900	$ 882
CenterPoint Energy, Inc. 3.85% 2024	7,285	7,437
Comision Federal de Electricidad 4.75% 2027[6]	645	653
Commonwealth Edison Co. 4.35% 2045	2,085	2,235
Commonwealth Edison Co. 3.65% 2046	2,000	1,954
Commonwealth Edison Co. 4.00% 2048	2,600	2,675
Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	6,420
Consumers Energy Co. 3.375% 2023	475	488
Consumers Energy Co. 3.125% 2024	3,785	3,808
Consumers Energy Co. 3.25% 2046	940	864
Consumers Energy Co. 4.05% 2048	6,285	6,671
Dominion Resources, Inc. 1.60% 2019	890	886
Dominion Resources, Inc. 2.962% 2019[12]	300	300
Dominion Resources, Inc. 2.579% 2020[12]	950	945
Dominion Resources, Inc. 2.00% 2021	790	772
Dominion Resources, Inc. 2.75% 2022	800	794
Dominion Resources, Inc. 2.85% 2026	1,500	1,445
DTE Electric Co. 3.95% 2049	5,180	5,346
DTE Energy Co. 3.70% 2023	1,435	1,471
Duke Energy Carolinas, Inc. 3.95% 2028	2,500	2,667
Duke Energy Corp. 3.75% 2024	150	155
Duke Energy Corp. 2.65% 2026	5,105	4,870
Duke Energy Florida, LLC 3.20% 2027	2,420	2,442
Duke Energy Ohio, Inc. 3.70% 2046	1,950	1,904
Duke Energy Progress Inc. 4.15% 2044	3,020	3,155
Duke Energy Progress Inc. 3.70% 2046	4,350	4,261
Duke Energy Progress, LLC 3.375% 2023	2,040	2,099
Duke Energy Progress, LLC 3.45% 2029	3,700	3,796
EDP Finance BV 4.125% 2020[6]	3,402	3,427
EDP Finance BV 3.625% 2024[6]	6,425	6,389
Electricité de France SA 2.35% 2020[6]	650	647
Electricité de France SA 4.875% 2038[6]	2,500	2,556
Electricité de France SA 6.95% 2039[6]	1,175	1,491
Electricité de France SA 5.60% 2040	525	573
Emera US Finance LP 2.15% 2019	300	299
Emera US Finance LP 2.70% 2021	770	763
Emera US Finance LP 3.55% 2026	3,345	3,311
Enel Finance International SA 2.875% 2022[6]	2,000	1,967
Enel Finance International SA 4.25% 2023[6]	6,589	6,741
Enel Finance International SA 4.625% 2025[6]	3,000	3,108
Enel Finance International SA 3.625% 2027[6]	5,830	5,590
Enel Finance International SA 3.50% 2028[6]	4,800	4,520
Enel Finance International SA 4.875% 2029[6]	3,750	3,915
Enersis Américas SA 4.00% 2026	245	243
Entergy Corp. 2.95% 2026	1,160	1,117
Entergy Louisiana, LLC 4.20% 2048	4,200	4,383
Eversource Energy 3.80% 2023	2,730	2,830
Exelon Corp. 3.497% 2022[12]	2,150	2,173
Exelon Corp. 3.40% 2026	200	200
FirstEnergy Corp. 3.90% 2027	9,435	9,589
FirstEnergy Corp. 4.85% 2047	3,375	3,631
FirstEnergy Corp., Series B, 4.25% 2023	1,540	1,608
Florida Power & Light Co. 3.99% 2049	6,000	6,304
Great Plains Energy Inc. 4.20% 2047	4,983	5,218
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Gulf Power Co. 3.30% 2027	$ 7,100	$ 7,139
Interstate Power and Light Co. 3.25% 2024	1,000	1,006
Jersey Central Power & Light Co. 4.30% 2026[6]	3,335	3,477
Metropolitan Edison Co. 4.30% 2029[6]	5,000	5,243
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,014
MidAmerican Energy Holdings Co. 4.25% 2049	2,000	2,133
National Grid PLC 3.15% 2027[6]	275	269
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	6,000	5,889
NextEra Energy Capital Holdings, Inc. 2.90% 2022	9,651	9,669
NextEra Energy Capital Holdings, Inc. 3.15% 2024	5,260	5,292
NextEra Energy, Inc. 3.50% 2029	2,185	2,188
NiSource Finance Corp. 2.65% 2022	675	665
Northern States Power Co. 4.125% 2044	6,000	6,307
Pacific Gas and Electric Co. 4.25% 2023[6,14]	7,445	6,961
Pacific Gas and Electric Co. 2.95% 2026[14]	250	220
Pacific Gas and Electric Co. 4.65% 2028[6,14]	750	694
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,937
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,097
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	5,705
PacifiCorp., First Mortgage Bonds, 4.15% 2050	3,000	3,122
Public Service Co. of Colorado 2.25% 2022	2,000	1,976
Public Service Co. of Colorado 4.10% 2048	600	634
Public Service Enterprise Group Inc. 2.65% 2022	2,850	2,829
Public Service Enterprise Group Inc. 2.25% 2026	385	363
Puget Energy, Inc. 6.50% 2020	1,245	1,314
Puget Energy, Inc. 6.00% 2021	1,823	1,939
Puget Energy, Inc. 5.625% 2022	1,965	2,098
SCANA Corp. 6.25% 2020	3,759	3,846
South Carolina Electric & Gas Co. 4.25% 2028	2,125	2,296
South Carolina Electric & Gas Co. 5.45% 2041	768	916
Southern California Edison Co. 2.90% 2021	55	55
Southern California Edison Co. 3.40% 2023	150	149
Southern California Edison Co. 3.50% 2023	700	697
Southern California Edison Co. 3.70% 2025	4,750	4,728
Southern California Edison Co. 4.20% 2029	2,550	2,592
Southern California Edison Co. 4.00% 2047	5,500	5,157
Southern California Edison Co. 4.125% 2048	2,042	1,961
Southern California Edison Co. 4.875% 2049	5,933	6,304
Southern California Edison Co., Series C, 3.60% 2045	1,999	1,757
Talen Energy Corp. 9.50% 2022[6]	2,795	3,019
Talen Energy Corp. 10.50% 2026[6]	885	927
Tampa Electric Co. 4.35% 2044	3,805	3,874
Virginia Electric and Power Co. 2.95% 2026	1,700	1,667
Virginia Electric and Power Co. 3.50% 2027	4,300	4,386
Virginia Electric and Power Co. 4.60% 2048	2,922	3,236
		322,462
Communication services 1.25%
Alphabet Inc. 1.998% 2026	3,000	2,835
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[11]	12,410	12,317
AT&T Inc. 4.35% 2029	16,255	16,626
AT&T Inc. 4.85% 2039	1,000	1,007
Cablevision Systems Corp. 6.75% 2021	9,575	10,257
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[6]	2,650	2,719
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	$ 3,000	$ 3,127
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,055
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[6]	5,850	6,143
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[6]	3,600	3,569
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	2,303	2,430
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	7,185	8,073
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	6,178	6,477
CenturyLink, Inc. 6.75% 2023	8,475	8,867
CenturyLink, Inc., Series T, 5.80% 2022	2,625	2,694
Comcast Corp. 3.00% 2024	500	502
Comcast Corp. 3.70% 2024	2,245	2,321
Comcast Corp. 3.95% 2025	6,315	6,613
Comcast Corp. 2.35% 2027	4,000	3,743
Comcast Corp. 4.15% 2028	4,885	5,155
Comcast Corp. 3.20% 2036	750	683
Comcast Corp. 3.90% 2038	1,500	1,478
Comcast Corp. 4.60% 2038	6,000	6,444
Comcast Corp. 4.00% 2048	250	246
Comcast Corp. 4.70% 2048	1,604	1,749
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 2022[10,11]	1,493	1,470
Deutsche Telekom International Finance BV 1.95% 2021[6]	5,264	5,146
Deutsche Telekom International Finance BV 2.82% 2022[6]	2,535	2,529
Deutsche Telekom International Finance BV 3.60% 2027[6]	4,045	3,997
Deutsche Telekom International Finance BV 4.375% 2028[6]	2,500	2,604
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,194
Fox Corp. 3.666% 2022[6]	1,035	1,056
Fox Corp. 4.03% 2024[6]	3,925	4,075
Fox Corp. 4.709% 2029[6]	5,890	6,312
Fox Corp. 5.476% 2039[6]	5,000	5,555
Fox Corp. 5.576% 2049[6]	3,125	3,542
France Télécom 4.125% 2021	2,500	2,587
Frontier Communications Corp. 10.50% 2022	1,015	779
Frontier Communications Corp. 11.00% 2025	27,080	17,979
Gogo Inc. 12.50% 2022[6]	21,905	23,712
Inmarsat PLC 4.875% 2022[6]	9,800	9,998
Inmarsat PLC 6.50% 2024[6]	2,550	2,684
Intelsat Jackson Holding Co. 6.625% 2024[10]	1,400	1,401
Intelsat Jackson Holding Co. 8.00% 2024[6]	3,075	3,213
Intelsat Jackson Holding Co. 8.50% 2024[6]	9,225	9,017
Liberty Global PLC 5.50% 2028[6]	2,275	2,275
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)[10,11,13]	14,569	10,793
Meredith Corp. 6.875% 2026	825	872
Orange SA 5.50% 2044	1,500	1,735
Sirius XM Radio Inc. 3.875% 2022[6]	3,450	3,441
Time Warner Inc. 3.80% 2027	305	304
Trilogy International Partners, LLC 8.875% 2022[6]	10,350	10,065
Univision Communications Inc. 5.125% 2023[6]	2,425	2,316
Verizon Communications Inc. 4.016% 2029[6]	8,800	9,114
Verizon Communications Inc. 4.50% 2033	2,740	2,906
Verizon Communications Inc. 4.40% 2034	1,471	1,534
Verizon Communications Inc. 4.862% 2046	2,250	2,408
Vodafone Group PLC 3.75% 2024	5,550	5,603
Vodafone Group PLC 4.125% 2025	7,500	7,652
Vodafone Group PLC 4.375% 2028	2,920	2,974
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 5.00% 2038	$ 1,500	$ 1,486
Vodafone Group PLC 5.25% 2048	1,660	1,663
Wind Tre SpA 5.00% 2026[6]	6,500	5,948
Ziggo Bond Finance BV 5.50% 2027[6]	9,025	8,957
		312,026
Consumer staples 0.82%
Altria Group, Inc. 3.80% 2024	2,630	2,680
Altria Group, Inc. 4.40% 2026	445	459
Altria Group, Inc. 4.80% 2029	7,815	8,072
Altria Group, Inc. 5.80% 2039	11,460	12,158
Altria Group, Inc. 4.50% 2043	3,000	2,702
Altria Group, Inc. 5.95% 2049	11,680	12,551
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[6]	445	446
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[6]	830	835
Anheuser-Busch InBev NV 4.15% 2025	9,333	9,736
Anheuser-Busch InBev NV 4.00% 2028	5,090	5,178
Anheuser-Busch InBev NV 4.75% 2029	2,240	2,387
Anheuser-Busch InBev NV 4.90% 2031	3,635	3,922
Anheuser-Busch InBev NV 5.45% 2039	8,658	9,393
Anheuser-Busch InBev NV 5.55% 2049	2,758	3,037
Avon Products, Inc. 7.875% 2022[6]	3,570	3,717
B&G Foods, Inc. 4.625% 2021	440	441
B&G Foods, Inc. 5.25% 2025	1,660	1,598
British American Tobacco International Finance PLC 3.95% 2025[6]	4,250	4,266
British American Tobacco PLC 3.222% 2024	2,826	2,766
British American Tobacco PLC 3.557% 2027	5,590	5,303
British American Tobacco PLC 4.39% 2037	5,500	4,975
British American Tobacco PLC 4.54% 2047	3,250	2,856
Conagra Brands, Inc. 4.30% 2024	7,555	7,834
Conagra Brands, Inc. 4.85% 2028	1,935	2,036
Conagra Brands, Inc. 5.30% 2038	5,000	5,089
Conagra Brands, Inc. 5.40% 2048	825	832
Constellation Brands, Inc. 2.65% 2022	8,835	8,731
Constellation Brands, Inc. 2.70% 2022	195	194
Constellation Brands, Inc. 3.20% 2023	1,340	1,350
Constellation Brands, Inc. 3.60% 2028	2,200	2,157
Constellation Brands, Inc. 4.50% 2047	220	213
Costco Wholesale Corp. 2.75% 2024	11,125	11,214
General Mills, Inc. 3.70% 2023	195	200
Imperial Tobacco Finance PLC 3.50% 2023[6]	4,000	4,001
Keurig Dr Pepper Inc. 4.057% 2023[6]	2,000	2,059
Keurig Dr Pepper Inc. 4.417% 2025[6]	4,110	4,267
Keurig Dr Pepper Inc. 4.597% 2028[6]	3,266	3,408
Keurig Dr Pepper Inc. 4.985% 2038[6]	7,161	7,330
Keurig Dr Pepper Inc. 5.085% 2048[6]	279	287
Molson Coors Brewing Co. 1.45% 2019	425	423
Molson Coors Brewing Co. 2.25% 2020	1,725	1,714
Molson Coors Brewing Co. 3.00% 2026	460	436
Molson Coors Brewing Co. 4.20% 2046	2,950	2,632
Nestle Holdings, Inc. 3.35% 2023[6]	750	773
Philip Morris International Inc. 2.00% 2020	2,000	1,987
Philip Morris International Inc. 1.875% 2021	2,000	1,976
Philip Morris International Inc. 2.375% 2022	1,960	1,936
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.50% 2022	$ 2,400	$ 2,381
Philip Morris International Inc. 2.625% 2022	1,670	1,669
Philip Morris International Inc. 3.25% 2024	5,000	5,079
Philip Morris International Inc. 4.25% 2044	2,050	1,998
Procter & Gamble Co. 1.70% 2021	400	393
Reckitt Benckiser Group PLC 2.375% 2022[6]	1,125	1,109
Reynolds American Inc. 4.45% 2025	5,705	5,867
Reynolds American Inc. 5.70% 2035	380	394
Reynolds American Inc. 5.85% 2045	2,030	2,089
Wal-Mart Stores, Inc. 2.35% 2022	1,000	995
Wal-Mart Stores, Inc. 3.40% 2023	6,580	6,790
Wal-Mart Stores, Inc. 3.70% 2028	2,081	2,193
WM. Wrigley Jr. Co. 3.375% 2020[6]	500	505
		204,019
Industrials 0.76%
3M Co. 3.25% 2024	6,000	6,189
3M Co. 2.25% 2026	500	480
3M Co. 3.375% 2029	4,000	4,112
ADT Corp. 3.50% 2022	4,750	4,596
Allison Transmission Holdings, Inc. 5.00% 2024[6]	3,205	3,209
Associated Materials, LLC 9.00% 2024[6]	8,905	8,794
Avis Budget Group, Inc. 5.50% 2023	6,125	6,194
Boeing Co. 2.80% 2024	875	877
CSX Corp. 3.80% 2028	6,985	7,178
CSX Corp. 4.25% 2029	10,200	10,850
CSX Corp. 4.30% 2048	2,250	2,301
CSX Corp. 4.75% 2048	1,875	2,040
CSX Corp. 4.50% 2049	4,795	5,053
Dun & Bradstreet Corp. 6.875% 2026[6]	1,780	1,823
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.49% 2026[10,11]	2,155	2,140
Euramax International, Inc. 12.00% 2020[6]	4,550	4,635
General Dynamics Corp. 3.375% 2023	3,106	3,195
General Dynamics Corp. 3.50% 2025	4,804	4,973
General Dynamics Corp. 3.75% 2028	720	760
General Electric Co. 2.70% 2022	6,535	6,421
Hardwoods Acquisition Inc. 7.50% 2021[6]	2,328	1,455
Hertz Global Holdings Inc. 7.625% 2022[6]	9,150	9,388
Lockheed Martin Corp. 2.50% 2020	6,015	5,999
Lockheed Martin Corp. 3.10% 2023	545	551
Lockheed Martin Corp. 3.55% 2026	3,490	3,606
LSC Communications, Inc. 8.75% 2023[6]	3,475	3,692
Northrop Grumman Corp. 2.93% 2025	7,325	7,233
Northrop Grumman Corp. 3.25% 2028	6,420	6,322
Pisces Parent LLC 8.00% 2026[6]	4,695	4,234
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,401
Rockwell Collins, Inc. 1.95% 2019	550	549
Rockwell Collins, Inc. 2.80% 2022	3,745	3,739
Roper Technologies, Inc. 2.80% 2021	1,815	1,810
Roper Technologies, Inc. 3.80% 2026	410	416
Siemens AG 2.70% 2022[6]	2,685	2,685
Union Pacific Corp. 3.15% 2024	3,499	3,555
Union Pacific Corp. 3.75% 2025	5,030	5,238
Union Pacific Corp. 3.95% 2028	4,250	4,465
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.70% 2029	$10,170	$ 10,466
Union Pacific Corp. 4.30% 2049	3,690	3,821
United Parcel Service, Inc. 3.40% 2029	1,670	1,703
United Parcel Service, Inc. 4.25% 2049	850	888
United Technologies Corp. 3.65% 2023	1,544	1,586
United Technologies Corp. 3.95% 2025	8,245	8,576
United Technologies Corp. 3.125% 2027	4,000	3,916
United Technologies Corp. 4.125% 2028	1,960	2,045
Virgin Australia Holdings Ltd. 8.50% 2019[6]	2,500	2,559
		189,718
Consumer discretionary 0.71%
Amazon.com, Inc. 2.40% 2023	1,500	1,487
Amazon.com, Inc. 2.80% 2024	1,500	1,504
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	3,275	3,189
American Honda Finance Corp. 3.50% 2028	1,125	1,153
Bayerische Motoren Werke AG 2.25% 2023[6]	300	291
Bayerische Motoren Werke AG 3.45% 2023[6]	6,835	6,960
DaimlerChrysler North America Holding Corp. 2.25% 2019[6]	2,000	1,994
DaimlerChrysler North America Holding Corp. 2.25% 2020[6]	2,765	2,749
DaimlerChrysler North America Holding Corp. 3.40% 2022[6]	7,580	7,656
DaimlerChrysler North America Holding Corp. 3.35% 2023[6]	1,200	1,214
DaimlerChrysler North America Holding Corp. 3.65% 2024[6]	7,000	7,113
DaimlerChrysler North America Holding Corp. 3.75% 2028[6]	197	195
Ford Motor Credit Co. 2.597% 2019	3,000	2,992
Ford Motor Credit Co. 2.343% 2020	4,635	4,539
Ford Motor Credit Co. 3.157% 2020	500	497
Ford Motor Credit Co. 3.20% 2021	2,250	2,219
General Motors Co. 4.35% 2025	1,920	1,915
General Motors Co. 6.75% 2046	125	130
General Motors Co. 5.40% 2048	1,300	1,195
General Motors Financial Co. 2.35% 2019	3,500	3,492
General Motors Financial Co. 3.70% 2020	6,355	6,410
General Motors Financial Co. 3.45% 2022	3,625	3,628
General Motors Financial Co. 3.45% 2022	2,000	2,002
General Motors Financial Co. 3.50% 2024	6,600	6,384
General Motors Financial Co. 4.30% 2025	1,250	1,245
General Motors Financial Co. 4.35% 2027	1,000	974
Hanesbrands Inc. 4.625% 2024[6]	660	665
Hanesbrands Inc. 4.875% 2026[6]	2,700	2,677
Home Depot, Inc 3.25% 2022	1,175	1,203
Home Depot, Inc. 3.90% 2028	1,075	1,145
Home Depot, Inc. 4.25% 2046	3,500	3,726
Home Depot, Inc. 4.50% 2048	2,600	2,891
Hyundai Capital America 3.25% 2022[6]	480	478
Limited Brands, Inc. 5.25% 2028	1,160	1,035
Limited Brands, Inc. 6.875% 2035	610	530
Lowe’s Companies, Inc. 2.50% 2026	2,220	2,099
McDonald’s Corp. 3.35% 2023	420	429
Meritage Homes Corp. 5.125% 2027	2,675	2,601
MGM Resorts International 7.75% 2022	1,700	1,883
Petsmart, Inc. 5.875% 2025[6]	17,985	15,152
Petsmart, Inc. 8.875% 2025[6]	8,790	6,614
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.49% 2022[10,11]	5,978	5,377
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	$ 340	$ 343
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,400	5,386
Scientific Games Corp. 8.25% 2026[6]	2,260	2,311
Staples Inc. 8.50% 2025[6]	1,915	2,097
Starbucks Corp. 3.10% 2023	1,338	1,352
Starbucks Corp. 3.80% 2025	6,544	6,755
Starbucks Corp. 4.00% 2028	185	194
Starbucks Corp. 4.50% 2048	1,745	1,788
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,432
Uber Technologies, Inc. 8.00% 2026[6]	3,700	3,950
Volkswagen Group of America Finance, LLC 4.00% 2021[6]	4,988	5,092
Volkswagen Group of America Finance, LLC 4.25% 2023[6]	8,955	9,236
Volkswagen Group of America Finance, LLC 4.625% 2025[6]	7,085	7,342
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	4,918	4,850
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[6]	3,025	2,995
		177,755
Materials 0.67%
CF Industries, Inc. 4.95% 2043	4,130	3,557
Chemours Co. 6.625% 2023	6,090	6,319
Chevron Phillips Chemical Co. LLC 3.30% 2023[6]	595	602
Chevron Phillips Chemical Co. LLC 3.70% 2028[6]	1,500	1,535
Cleveland-Cliffs Inc. 4.875% 2024[6]	3,025	3,010
Cleveland-Cliffs Inc. 5.75% 2025	18,995	18,235
Consolidated Energy Finance SA 6.50% 2026[6]	2,685	2,685
CVR Partners, LP 9.25% 2023[6]	1,650	1,735
Dow Chemical Co. 4.55% 2025[6]	8,694	9,188
Dow Chemical Co. 4.80% 2028[6]	300	323
Dow Chemical Co. 5.55% 2048[6]	1,850	2,083
DowDuPont Inc. 4.205% 2023	3,765	3,941
DowDuPont Inc. 4.493% 2025	10,095	10,771
DowDuPont Inc. 4.725% 2028	2,211	2,390
DowDuPont Inc. 5.419% 2048	1,200	1,365
Eastman Chemical Co. 2.70% 2020	2,188	2,187
First Quantum Minerals Ltd. 7.25% 2022[6]	8,175	8,257
First Quantum Minerals Ltd. 7.25% 2023[6]	1,200	1,176
First Quantum Minerals Ltd. 6.50% 2024[6]	4,704	4,439
First Quantum Minerals Ltd. 7.50% 2025[6]	11,350	10,953
First Quantum Minerals Ltd. 6.875% 2026[6]	4,275	3,981
Freeport-McMoRan Inc. 3.55% 2022	13,160	13,045
Georgia-Pacific Corp. 2.539% 2019[6]	7,000	6,988
Glencore Funding LLC 4.125% 2024[6]	945	956
H.I.G. Capital, LLC 6.75% 2024[6]	2,366	2,236
Holcim Ltd. 5.15% 2023[6]	2,395	2,528
International Paper Co. 7.30% 2039	2,005	2,535
LSB Industries, Inc. 9.625% 2023[6]	2,860	2,975
Mosaic Co. 3.25% 2022	1,788	1,794
Mosaic Co. 4.05% 2027	1,587	1,587
Neon Holdings, Inc. 10.125% 2026[6]	1,485	1,518
Nova Chemicals Corp. 5.25% 2027[6]	4,825	4,753
Novelis Corp. 5.875% 2026[6]	2,600	2,594
Rayonier Advanced Materials Inc. 5.50% 2024[6]	3,304	3,114
Ryerson Inc. 11.00% 2022[6]	7,690	8,132
Sherwin-Williams Co. 2.25% 2020	2,250	2,237
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 2.75% 2022	$ 585	$ 582
Sherwin-Williams Co. 3.125% 2024	275	274
Sherwin-Williams Co. 3.45% 2027	1,395	1,373
Sherwin-Williams Co. 4.50% 2047	1,400	1,384
Tronox Ltd. 6.50% 2026[6]	1,550	1,485
Venator Materials Corp. 5.75% 2025[6]	3,775	3,331
Warrior Met Coal, Inc. 8.00% 2024[6]	1,574	1,645
Westlake Chemical Corp. 4.375% 2047	1,465	1,302
		167,100
Information technology 0.41%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[10,11]	5,150	4,971
Apple Inc. 3.00% 2024	1,107	1,123
Apple Inc. 2.75% 2025	5,400	5,375
Apple Inc. 2.90% 2027	10,700	10,568
Apple Inc. 3.20% 2027	510	515
Apple Inc. 3.35% 2027	542	554
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 2025[10,11]	600	607
Broadcom Inc. 3.125% 2022[6]	1,575	1,568
Broadcom Inc. 3.625% 2024[6]	1,575	1,563
Broadcom Inc. 4.25% 2026[6]	12,370	12,278
Broadcom Inc. 4.75% 2029[6]	11,370	11,316
Broadcom Ltd. 3.00% 2022	4,000	3,986
Broadcom Ltd. 3.625% 2024	3,995	3,989
Broadcom Ltd. 3.875% 2027	3,060	2,928
Broadcom Ltd. 3.50% 2028	4,777	4,405
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.25% 2023[10,11]	1,432	1,346
Infor Software 7.125% 2021[6,13]	4,300	4,327
KLA-Tencor Corp. 5.00% 2049	2,400	2,547
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[10,11]	4,375	4,451
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2024[10,11]	2,939	2,938
Microsoft Corp. 3.30% 2027	2,000	2,058
Microsoft Corp. 4.20% 2035	6,000	6,615
Microsoft Corp. 4.10% 2037	1,000	1,091
Microsoft Corp. 4.25% 2047	250	280
Unisys Corp. 10.75% 2022[6]	3,125	3,457
Veritas Holdings Ltd. 7.50% 2023[6]	1,275	1,224
Visa Inc. 2.80% 2022	2,000	2,021
Visa Inc. 3.15% 2025	5,500	5,602
		103,703
Real estate 0.28%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,235	2,268
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,230
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	430
American Campus Communities, Inc. 3.35% 2020	500	502
American Campus Communities, Inc. 3.75% 2023	3,055	3,099
American Campus Communities, Inc. 4.125% 2024	2,075	2,123
American Campus Communities, Inc. 3.625% 2027	6,050	5,925
American Tower Corp. 3.55% 2027	1,425	1,405
American Tower Corp. 3.60% 2028	1,000	987
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,094
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 3.60% 2023	$ 390	$ 386
Corporate Office Properties LP 5.25% 2024	3,595	3,790
EPR Properties 4.75% 2026	2,570	2,644
EPR Properties 4.50% 2027	3,240	3,270
Essex Portfolio LP 3.875% 2024	1,000	1,025
Essex Portfolio LP 3.50% 2025	5,865	5,888
Essex Portfolio LP 4.00% 2029	3,305	3,388
Hospitality Properties Trust 4.50% 2023	1,945	1,971
Hospitality Properties Trust 4.50% 2025	150	149
Hospitality Properties Trust 4.95% 2027	500	499
Hospitality Properties Trust 3.95% 2028	1,950	1,790
Host Hotels & Resorts LP 4.50% 2026	355	362
Public Storage 2.37% 2022	565	560
Realogy Corp. 5.25% 2021[6]	3,075	3,102
Realogy Corp. 4.875% 2023[6]	1,090	1,019
Realogy Corp. 9.375% 2027[6]	2,545	2,612
Scentre Group 3.25% 2025[6]	1,000	983
Scentre Group 3.50% 2025[6]	3,075	3,076
Scentre Group 3.75% 2027[6]	2,430	2,440
UDR, Inc. 2.95% 2026	760	729
WEA Finance LLC 3.25% 2020[6]	5,305	5,339
Welltower Inc. 3.95% 2023	1,325	1,376
Westfield Corp. Ltd. 3.15% 2022[6]	4,290	4,306
		69,767
Total corporate bonds & notes		2,849,623
Mortgage-backed obligations 5.33% Federal agency mortgage-backed obligations 5.16%
Fannie Mae 4.00% 2020[15]	402	415
Fannie Mae 4.00% 2020[15]	5	5
Fannie Mae 4.00% 2021[15]	170	175
Fannie Mae 4.00% 2021[15]	8	8
Fannie Mae 6.00% 2021[15]	12	12
Fannie Mae 4.00% 2022[15]	6	6
Fannie Mae 4.00% 2024[15]	1,960	2,021
Fannie Mae 4.00% 2024[15]	987	1,022
Fannie Mae 4.00% 2024[15]	606	625
Fannie Mae 4.00% 2024[15]	224	230
Fannie Mae 4.00% 2024[15]	6	7
Fannie Mae 4.00% 2024[15]	7	7
Fannie Mae 4.00% 2024[15]	6	6
Fannie Mae 4.00% 2024[15]	5	5
Fannie Mae 4.00% 2025[15]	994	1,025
Fannie Mae 4.00% 2025[15]	990	1,025
Fannie Mae 4.00% 2025[15]	108	112
Fannie Mae 4.00% 2025[15]	10	11
Fannie Mae 4.00% 2025[15]	8	8
Fannie Mae 4.00% 2025[15]	5	5
Fannie Mae 4.00% 2025[15]	3	3
Fannie Mae 4.00% 2025[15]	3	3
Fannie Mae 4.00% 2025[15]	3	3
Fannie Mae 4.00% 2025[15]	3	3
Fannie Mae 4.00% 2025[15]	2	2
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 193

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2026[15]	$ 1,005	$ 1,036
Fannie Mae 4.00% 2026[15]	990	1,021
Fannie Mae 4.00% 2026[15]	988	1,018
Fannie Mae 4.00% 2026[15]	720	747
Fannie Mae 4.00% 2026[15]	147	152
Fannie Mae 4.00% 2026[15]	132	137
Fannie Mae 4.00% 2026[15]	8	8
Fannie Mae 4.00% 2026[15]	8	8
Fannie Mae 4.00% 2026[15]	6	6
Fannie Mae 4.00% 2026[15]	5	5
Fannie Mae 4.00% 2026[15]	5	5
Fannie Mae 6.00% 2026[15]	244	263
Fannie Mae 4.00% 2027[15]	489	504
Fannie Mae 4.00% 2027[15]	10	10
Fannie Mae 4.00% 2029[15]	1,000	1,036
Fannie Mae 5.50% 2033[15]	467	511
Fannie Mae 5.50% 2033[15]	313	345
Fannie Mae 4.00% 2034[15]	1,969	2,029
Fannie Mae 4.00% 2034[15]	994	1,026
Fannie Mae 3.00% 2036[15]	19,932	20,140
Fannie Mae 5.50% 2036[15]	718	790
Fannie Mae 6.00% 2036[15]	1,648	1,817
Fannie Mae 6.00% 2036[15]	480	526
Fannie Mae 6.00% 2036[15]	92	102
Fannie Mae 5.50% 2037[15]	254	277
Fannie Mae 5.50% 2037[15]	136	149
Fannie Mae 6.00% 2037[15]	1,689	1,864
Fannie Mae 6.00% 2037[15]	1,321	1,459
Fannie Mae 6.00% 2037[15]	181	199
Fannie Mae 6.00% 2037[15]	23	25
Fannie Mae 6.00% 2038[15]	2,313	2,556
Fannie Mae 6.00% 2038[15]	1,637	1,808
Fannie Mae 6.00% 2038[15]	780	861
Fannie Mae 6.00% 2038[15]	693	764
Fannie Mae 6.00% 2038[15]	423	466
Fannie Mae 6.00% 2038[15]	394	435
Fannie Mae 6.00% 2038[15]	49	54
Fannie Mae 6.00% 2038[15]	42	47
Fannie Mae 6.00% 2038[15]	28	30
Fannie Mae 6.00% 2039[15]	1	1
Fannie Mae 6.00% 2040[15]	433	478
Fannie Mae 6.00% 2040[15]	141	156
Fannie Mae 4.00% 2041[15]	3,253	3,400
Fannie Mae 4.00% 2041[15]	2,540	2,654
Fannie Mae 6.00% 2041[15]	674	732
Fannie Mae 6.00% 2041[15]	556	613
Fannie Mae 3.50% 2042[15]	9,148	9,348
Fannie Mae 4.00% 2043[15]	3,586	3,767
Fannie Mae 4.00% 2043[15]	2,099	2,205
Fannie Mae 4.00% 2043[15]	1,910	1,996
Fannie Mae 3.50% 2045[15]	14,706	15,028
Fannie Mae 3.50% 2045[15]	3,599	3,682
Fannie Mae 3.00% 2046[15]	33,798	33,711
Fannie Mae 3.50% 2046[15]	6,961	7,121
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 193

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2046[15]	$ 2,870	$ 2,924
Fannie Mae 4.00% 2046[15]	2,165	2,236
Fannie Mae 4.00% 2046[15]	857	893
Fannie Mae 3.50% 2047[15]	52,639	53,482
Fannie Mae 3.50% 2047[15]	6,271	6,372
Fannie Mae 3.50% 2047[15]	5,259	5,359
Fannie Mae 4.00% 2047[15]	22,363	23,290
Fannie Mae 4.00% 2047[15]	13,762	14,227
Fannie Mae 7.00% 2047[15]	13	14
Fannie Mae 7.00% 2047[15]	2	2
Fannie Mae 3.50% 2048[15]	25,080	25,482
Fannie Mae 4.00% 2048[15]	18,000	18,555
Fannie Mae 4.00% 2048[15]	17,713	18,511
Fannie Mae 4.00% 2048[15]	9,845	10,159
Fannie Mae 4.00% 2048[15]	2,917	3,009
Fannie Mae 4.00% 2048[15]	1,964	2,026
Fannie Mae 4.00% 2048[15]	879	907
Fannie Mae 4.00% 2048[15]	446	460
Fannie Mae 4.00% 2048[15]	126	130
Fannie Mae 4.00% 2048[15]	58	60
Fannie Mae 4.00% 2048[15]	43	45
Fannie Mae 4.50% 2048[15]	42,490	44,450
Fannie Mae 4.50% 2048[15]	19,310	20,202
Fannie Mae 3.50% 2049[15,16]	28,926	29,329
Fannie Mae 3.50% 2049[15]	1,779	1,805
Fannie Mae 4.00% 2049[15,16]	54,700	56,273
Fannie Mae 4.00% 2049[15]	12,038	12,580
Fannie Mae 4.00% 2049[15]	8,202	8,450
Fannie Mae 4.00% 2049[15]	105	109
Fannie Mae 4.50% 2049[15]	500	522
Fannie Mae Pool #BK7655 3.921% 2048[11,15]	1,667	1,724
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[15]	171	194
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[15]	41	48
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,15]	2,145	2,128
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[15]	3,947	3,936
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[15]	3,684	3,690
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.219% 2023[11,15]	8,364	8,566
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,15]	7,261	7,469
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,15]	6,288	6,515
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,15]	6,215	6,333
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.481% 2024[11,15]	6,779	7,003
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.486% 2026[11,15]	9,665	9,435
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,15]	2,891	2,903
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[15]	92	79
Freddie Mac 3.00% 2034[15,16]	15,000	15,147
Freddie Mac 3.00% 2037[15]	29,710	30,024
Freddie Mac 5.00% 2038[15]	1,035	1,115
Freddie Mac 6.50% 2038[15]	118	132
Freddie Mac 4.50% 2039[15]	195	206
Freddie Mac 5.00% 2040[15]	1,889	2,042
Freddie Mac 4.00% 2042[15]	4,169	4,346
Freddie Mac 4.00% 2043[15]	5,670	5,931
Freddie Mac 4.00% 2043[15]	2,339	2,459
Freddie Mac 4.00% 2043[15]	2,076	2,172
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 193

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.318% 2045[11,15]	$ 1,106	$ 1,118
Freddie Mac 4.00% 2045[15]	13,690	14,320
Freddie Mac 4.00% 2045[15]	13,248	13,857
Freddie Mac 3.00% 2046[15]	8,415	8,426
Freddie Mac 4.50% 2046[15]	2,091	2,193
Freddie Mac 4.50% 2046[15]	1,091	1,144
Freddie Mac 3.50% 2047[15]	42,478	43,205
Freddie Mac 3.50% 2047[15]	37,060	37,676
Freddie Mac 3.50% 2047[15]	23,448	23,838
Freddie Mac 3.50% 2047[15]	12,063	12,263
Freddie Mac 3.50% 2047[15]	4,274	4,358
Freddie Mac 4.00% 2048[15]	49,004	50,588
Freddie Mac 4.00% 2048[15]	34,037	35,134
Freddie Mac 4.00% 2048[15]	5,875	6,066
Freddie Mac, Series T041, Class 3A, 5.439% 2032[11,15]	290	313
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 2022[15]	1,240	1,224
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[15]	3,025	3,012
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[15]	5,555	5,653
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[15]	4,265	4,296
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[15]	4,000	4,142
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,15]	13,000	13,743
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[15]	4,855	4,793
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[15]	10,050	10,012
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[15]	4,755	4,846
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[15]	5,770	5,913
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[11,15]	2,280	2,332
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[11,15]	3,145	3,245
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[15]	4,375	4,557
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[15]	1,980	2,064
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[15]	3,571	3,695
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[11,15]	5,900	6,240
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[15]	16,930	18,242
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[11,15]	8,320	8,997
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[15]	4,400	4,622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[15]	10,997	10,947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[15]	2,487	2,500
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[11,15]	5,776	5,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[15]	10,450	10,338
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[11,15]	1,856	1,839
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[15]	3,630	3,646
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[15]	1,455	1,466
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[15]	4,458	4,557
Government National Mortgage Assn. 4.00% 2048[15]	15,640	16,206
Government National Mortgage Assn. 4.00% 2048[15]	1,784	1,849
Government National Mortgage Assn. 4.00% 2049[15,16]	97,250	100,452
Government National Mortgage Assn. 4.50% 2049[15]	45,422	47,248
Government National Mortgage Assn. 4.50% 2049[15]	39,230	40,805
Government National Mortgage Assn. 4.50% 2049[15]	5,047	5,250
Government National Mortgage Assn. 4.50% 2049[15,16]	426	442
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[15]	18,748	19,174
Government National Mortgage Assn. Pool #MA5397 3.50% 2048[15]	9,999	10,225
Government National Mortgage Assn. Pool #MA5762 3.50% 2049[15]	18,998	19,428
		1,289,521
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 193

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.08%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[6,11,15]	$ 2,946	$ 2,986
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[2,6,11,15]	2,904	2,951
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.436% 2024[11,15]	6	6
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[15]	343	354
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,15]	4,225	4,260
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[15]	707	753
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.336% 2051[6,11,15]	1,690	1,694
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[6,15]	336	335
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[6,11,15]	4,340	4,428
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[6,11,15]	3,065	3,077
		20,844
Commercial mortgage-backed securities 0.06%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[15]	1,185	1,194
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[15]	4,735	4,944
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.6167% 2048[15]	1,400	1,440
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[11,15]	79	79
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[15]	1,000	1,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[15]	1,180	1,190
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[6,15]	2,650	2,685
		12,561
Other mortgage-backed securities 0.03%
Royal Bank of Canada 1.875% 2020[15]	7,000	6,956
Total mortgage-backed obligations		1,329,882
Asset-backed obligations 0.58%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 2021[15]	344	344
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[15]	500	497
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[15]	2,799	2,798
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 2025[6,11,15]	1,501	1,504
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[15]	275	275
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[6,15]	954	955
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[15]	850	849
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[6,15]	1,215	1,216
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[15]	901	901
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[6,15]	142	142
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[6,15]	4,000	3,996
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[6,15]	3,850	3,851
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[6,15]	133	132
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[6,15]	270	270
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[6,15]	655	653
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[6,15]	3,000	3,003
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[6,15]	2,900	2,854
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[6,15]	3,330	3,312
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,15]	13,095	13,344
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,15]	12,000	12,250
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,15]	13,781	13,815
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[15]	3,500	3,488
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[6,15]	102	101
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[6,15]	237	235
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 193

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[6,15]	$ 1,634	$ 1,642
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[6,11,15]	1,030	1,038
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[15]	330	330
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[15]	455	454
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[15]	575	575
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[15]	74	74
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[15]	1,718	1,714
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 2025[6,11,15]	7,698	7,698
Synchrony Credfit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[15]	8,930	9,090
Synchrony Credfit Card Master Note Trust, Series 2019-1, Class A 2.95% 2025[15]	5,400	5,435
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[6,15]	1,223	1,222
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[6,15]	1,131	1,131
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[6,15]	2,020	2,014
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[6,15]	1,751	1,742
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[6,15]	3,633	3,620
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[6,15]	7,900	7,857
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[6,15]	8,215	8,190
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[6,15]	31	31
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[15]	7,000	7,040
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[15]	5,375	5,430
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[15]	8,275	8,423
		145,535
Bonds & notes of governments & government agencies outside the U.S. 0.19%
CPPIB Capital Inc. 1.25% 2019[6]	3,900	3,877
CPPIB Capital Inc. 2.375% 2021[6]	6,000	5,990
CPPIB Capital Inc. 2.25% 2022[6]	4,286	4,266
CPPIB Capital Inc. 2.75% 2027[6]	6,600	6,601
KfW 2.125% 2022	375	372
Manitoba (Province of) 3.05% 2024	2,600	2,656
Qatar (State of) 3.375% 2024[6]	2,315	2,340
Qatar (State of) 4.00% 2029[6]	745	769
Qatar (State of) 4.817% 2049[6]	1,003	1,057
Quebec (Province of) 2.375% 2022	5,057	5,052
Quebec (Province of) 2.75% 2027	9,000	8,860
Saudi Arabia (Kingdom of) 3.625% 2028[6]	2,060	2,046
Saudi Arabia (Kingdom of) 4.375% 2029[6]	2,040	2,129
Saudi Arabia (Kingdom of) 5.25% 2050[6]	955	1,021
		47,036
Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	12,465
Municipals 0.04% South Carolina 0.02%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	50	52
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	875	968
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	840	924
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	2,765	3,085
		5,029
Illinois 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	5,000	4,917
American Funds Insurance Series — Asset Allocation Fund — Page 87 of 193

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Minnesota 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	$ 165	$ 172
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	50	52
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	70	72
		124
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	60	60
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	5	5
		20
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	5	5
Total municipals		10,358
Total bonds, notes & other debt instruments (cost: $7,203,330,000)		7,269,262
Short-term securities 8.62% Money market investments 8.62%	Shares
Capital Group Central Cash Fund	21,523,611	2,151,930
Total short-term securities (cost: $2,152,134,000)		2,151,930
Total investment securities 100.55% (cost: $20,532,893,000)		25,106,381
Other assets less liabilities (0.55)%		(137,065)
Net assets 100.00%		$24,969,316
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 3/31/2019[18] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	7,304	July 2019	$1,460,800	$1,556,437	$ 5,778
5 Year U.S. Treasury Note Futures	Long	1,210	July 2019	121,000	140,152	1,302
10 Year U.S. Treasury Note Futures	Long	629	June 2019	62,900	78,134	1,145
American Funds Insurance Series — Asset Allocation Fund — Page 88 of 193

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Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 3/31/2019[18] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	1,789	June 2019	$ (178,900)	$ (237,546)	$ (4,907)
30 Year Ultra U.S. Treasury Bond Futures	Long	508	June 2019	50,800	85,344	3,260
						$6,578
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
1.6365%	3-month USD-LIBOR	10/16/2019	$124,000	$ (665)	$ —	$ (665)
U.S. EFFR	2.4435%	12/20/2023	17,844	(342)	—	(342)
U.S. EFFR	2.45375%	12/20/2023	159,848	(3,138)	—	(3,138)
U.S. EFFR	2.4225%	12/24/2023	73,206	(1,338)	—	(1,338)
U.S. EFFR	2.284%	1/4/2024	73,102	(881)	—	(881)
3-month USD-LIBOR	2.18075%	3/29/2024	101,400	527	—	527
3-month USD-LIBOR	2.194%	3/29/2024	101,900	466	—	466
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	365	—	365
1.965%	U.S. EFFR	3/29/2024	107,250	(292)	—	(292)
1.945%	U.S. EFFR	3/29/2024	102,000	(375)	—	(375)
1.932%	U.S. EFFR	3/29/2024	101,300	(436)	—	(436)
U.S. EFFR	2.385%	2/11/2029	86,400	(1,915)	—	(1,915)
3-month USD-LIBOR	2.36375%	4/1/2029	86,340	395	—	395
2.10%	U.S. EFFR	4/1/2029	86,340	(323)	—	(323)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(1,949)	—	(1,949)
					$—	$(9,901)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 0.66%
Energy 0.17%
Weatherford International PLC[1]	60,000,000	—	—	60,000,000	$ —	$ 8,340	$ —	$ 41,880
Consumer discretionary 0.49%
Dillard’s, Inc., Class A (USA)	1,700,000	—	—	1,700,000	—	19,907	170	122,434
Total common stocks								164,314
Bonds, notes & other debt instruments 0.08%
Energy 0.08%
Weatherford International PLC 4.50% 2022	$6,365,000	—	—	$6,365,000	—	684	119	4,487
Weatherford International PLC 8.25% 2023	$5,800,000	—	—	$5,800,000	—	607	121	4,133
Weatherford International PLC 9.875% 2024	$1,000,000	—	—	$1,000,000	—	105	24	725
Weatherford International PLC 9.875% 2025	$2,550,000	—	—	$2,550,000	—	255	63	1,817
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 193

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2019 (000)
Weatherford International PLC 6.50% 2036	$7,595,000	—	—	$7,595,000	$ —	$ 335	$ 129	$ 4,329
Weatherford International PLC 6.75% 2040	$7,825,000	—	—	$7,825,000	—	365	138	4,441
								19,932
Total 0.74%					$—	$30,598	$764	$184,246
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $79,966,000, which represented .32% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $941,509,000, which represented 3.77% of the net assets of the fund.
[7]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,158,000, which represented .07% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,568,000, which represented .20% of the net assets of the fund.
[11]	Coupon rate may change periodically.
[12]	Step bond; coupon rate may change at a later date.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[16]	Purchased on a TBA basis.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017	$ 21,325	$ 21,325.09%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	5,700	5,700.02
Advanz Pharma Corp.	8/31/2018-9/4/2018	2,219	3,047.01
Rotech Healthcare Inc.	9/26/2013	6,949	1,105.00
NCI Building Systems, Inc.	11/16/2018	48	13.00
Corporate Risk Holdings Corp.	8/31/2015-4/21/2017	—	—	.00
Total private placement securities		$36,241	$31,190.12%
Key to abbreviations and symbol
ADR = American Depositary Receipts	Fin. = Finance
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	LIBOR = London Interbank Offered Rate
Auth. = Authority	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
Dept. = Department	SDR = Swedish Depositary Receipts
Dev. = Development	TBA = To-be-announced
EFFR = Effective Federal Funds Rate	USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 193

Global Balanced Fund
Investment portfolio
March 31, 2019
unaudited
Common stocks 59.67% Information technology 12.41%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	745,000	$ 5,934
ASML Holding NV	30,800	5,777
Microsoft Corp.	48,500	5,720
PagSeguro Digital Ltd., Class A1	185,528	5,538
Broadcom Inc.	17,620	5,299
Temenos AG	25,000	3,686
Keyence Corp.	4,400	2,738
Intel Corp.	44,000	2,363
Visa Inc., Class A	14,600	2,280
Amphenol Corp., Class A	24,000	2,267
Mastercard Inc., Class A	9,200	2,166
Amadeus IT Group SA, Class A, non-registered shares	25,700	2,058
TravelSky Technology Ltd., Class H	770,000	2,035
Samsung Electronics Co., Ltd.	27,000	1,062
Infosys Ltd.	63,350	680
		49,603
Health care 9.25%
Merck & Co., Inc.	77,275	6,427
AstraZeneca PLC	78,350	6,238
Humana Inc.	16,330	4,344
Novartis AG	32,500	3,126
Mettler-Toledo International Inc.[1]	3,500	2,531
UnitedHealth Group Inc.	9,400	2,324
Fisher & Paykel Healthcare Corp. Ltd.	204,000	2,181
Coloplast A/S, Class B	16,000	1,755
Cigna Corp.	10,310	1,658
Carl Zeiss Meditec AG, non-registered shares	19,500	1,629
Medtronic PLC	15,000	1,366
Gilead Sciences, Inc.	17,500	1,138
GlaxoSmithKline PLC	38,900	809
Teva Pharmaceutical Industries Ltd. (ADR)[1]	50,000	784
Biogen Inc.[1]	2,800	662
		36,972
Financials 7.45%
JPMorgan Chase & Co.	53,135	5,379
Berkshire Hathaway Inc., Class A1	14	4,217
B3 SA - Brasil, Bolsa, Balcao	376,000	3,084
HSBC Holdings PLC (GBP denominated)	361,633	2,936
HDFC Bank Ltd. (ADR)	21,605	2,504
AIA Group Ltd.	250,000	2,489
Credicorp Ltd.	10,050	2,411
Bank Central Asia Tbk PT	1,080,000	2,105
FinecoBank SpA	125,000	1,644
Sberbank of Russia PJSC (ADR)	123,000	1,631
American Funds Insurance Series — Global Balanced Fund — Page 91 of 193

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
BlackRock, Inc.	1,640	$ 701
Wells Fargo & Co.	13,825	668
		29,769
Consumer staples 7.10%
British American Tobacco PLC	129,300	5,379
Altria Group, Inc.	87,000	4,996
Nestlé SA	47,800	4,556
Philip Morris International Inc.	50,800	4,490
Coca-Cola European Partners PLC	48,000	2,483
Walgreens Boots Alliance, Inc.	25,000	1,582
Coca-Cola Co.	32,000	1,499
Anheuser-Busch InBev SA/NV	15,000	1,258
Procter & Gamble Co.	11,000	1,145
Coca-Cola FEMSA, SAB de CV, Series L	150,000	992
		28,380
Industrials 6.65%
Boeing Co.	15,250	5,817
Edenred SA	65,000	2,958
Spirax-Sarco Engineering PLC	24,000	2,248
MTU Aero Engines AG	9,000	2,037
Bunzl PLC	60,600	1,998
Watsco, Inc.	13,000	1,862
Nidec Corp.	12,800	1,620
NIBE Industrier AB, Class B	106,000	1,357
Cummins Inc.	8,000	1,263
BAE Systems PLC	170,000	1,068
United Parcel Service, Inc., Class B	9,300	1,039
Northrop Grumman Corp.	3,450	930
Lockheed Martin Corp.	3,080	925
International Consolidated Airlines Group, SA (CDI)	120,000	800
SMC Corp.	1,700	637
		26,559
Consumer discretionary 4.81%
Ocado Group PLC[1]	259,500	4,632
Alibaba Group Holding Ltd. (ADR)[1]	13,700	2,500
Amazon.com, Inc.[1]	1,375	2,448
Home Depot, Inc.	12,700	2,437
General Motors Co.	61,100	2,267
LVMH Moët Hennessy-Louis Vuitton SE	6,100	2,244
Wynn Resorts, Ltd.	13,000	1,551
Nokian Renkaat Oyj	33,634	1,126
		19,205
Energy 3.55%
LUKOIL Oil Co. PJSC (ADR)	39,800	3,566
Enbridge Inc. (CAD denominated)	62,117	2,250
Enbridge Inc. (CAD denominated)[2]	16,157	585
TOTAL SA	45,200	2,511
ConocoPhillips	29,000	1,935
Royal Dutch Shell PLC, Class B	40,000	1,265
Chevron Corp.	10,000	1,232
American Funds Insurance Series — Global Balanced Fund — Page 92 of 193

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
CNOOC Ltd.	254,000	$ 476
Canadian Natural Resources, Ltd. (CAD denominated)	13,805	379
		14,199
Materials 3.55%
Linde PLC (EUR denominated)	13,706	2,398
DowDuPont Inc.	42,298	2,255
Barrick Gold Corp. (GBP denominated)	153,200	2,100
Akzo Nobel NV	18,777	1,664
Koninklijke DSM NV	12,000	1,308
Rio Tinto PLC	18,000	1,046
LyondellBasell Industries NV	12,000	1,009
WestRock Co.	24,570	942
Croda International PLC	13,100	860
Boral Ltd.	185,000	603
		14,185
Real estate 2.17%
Link Real Estate Investment Trust REIT	211,697	2,476
Gaming and Leisure Properties, Inc. REIT	59,720	2,303
Equinix, Inc. REIT	4,240	1,921
Crown Castle International Corp. REIT	8,985	1,150
Nippon Prologis, Inc. REIT	391	832
		8,682
Communication services 1.53%
Nintendo Co., Ltd.	9,500	2,705
Alphabet Inc., Class C1	2,063	2,421
SK Telecom Co., Ltd.	2,750	609
Publicis Groupe SA	6,785	363
		6,098
Utilities 1.20%
Ørsted AS	33,800	2,562
ENN Energy Holdings Ltd.	232,000	2,243
		4,805
Total common stocks (cost: $184,425,000)		238,457
Bonds, notes & other debt instruments 33.87% Bonds & notes of governments & government agencies outside the U.S. 13.90%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[2]	$ 200	198
Abu Dhabi (Emirate of) 3.125% 2027[2]	200	199
Belgium (Kingdom of), Series 82, 0.50% 2024	€ 325	378
Belgium (Kingdom of), Series 77, 1.00% 2026	135	162
Belgium (Kingdom of), Series 85, 0.80% 2028	360	423
Brazil (Federative Republic of) 0% 2021	BRL3,000	652
Brazil (Federative Republic of) 0% 2022	2,400	479
Brazil (Federative Republic of) 10.00% 2025	818	222
Chile (Banco Central de) 4.00% 2023	CLP415,000	618
Chile (Banco Central de) 4.50% 2026	240,000	365
Chile (Republic of) 5.50% 2020	50,000	75
Colombia (Republic of) 4.375% 2021	$ 200	206
Colombia (Republic of), Series B, 6.25% 2025	COP1,828,900	582
American Funds Insurance Series — Global Balanced Fund — Page 93 of 193

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
European Financial Stability Facility 0.95% 2028	€ 300	$ 357
European Investment Bank 2.25% 2022	$ 225	225
French Republic O.A.T. 1.00% 2027	€ 1,000	1,207
French Republic O.A.T. 0.75% 2028	450	529
French Republic O.A.T. 3.25% 2045	260	427
Germany (Federal Republic of) 2.25% 2021	60	72
Germany (Federal Republic of) 0.10% 2026[3]	387	482
Germany (Federal Republic of) 0.50% 2026	200	237
Germany (Federal Republic of) 2.50% 2046	315	530
Greece (Hellenic Republic of) 3.50% 2023	110	129
Greece (Hellenic Republic of) 3.45% 2024	795	928
Greece (Hellenic Republic of) 3.375% 2025	500	573
Greece (Hellenic Republic of) 3.75% 2028	200	227
Greece (Hellenic Republic of) 3.875% 2029	300	341
Greece (Hellenic Republic of) 3.90% 2033	240	263
Greece (Hellenic Republic of) 4.00% 2037	250	267
Greece (Hellenic Republic of) 4.20% 2042	250	266
India (Republic of) 7.68% 2023	INR15,900	236
India (Republic of) 8.83% 2023	10,400	161
India (Republic of) 6.97% 2026	52,300	741
Indonesia (Republic of) 3.75% 2022	$ 410	416
Indonesia (Republic of) 3.85% 2027[2]	400	400
Indonesia (Republic of), Series 64, 6.125% 2028	IDR344,000	22
Indonesia (Republic of), Series 78, 8.25% 2029	2,993,000	220
Ireland (Republic of) 0% 2022	€ 846	958
Ireland (Republic of) 3.40% 2024	50	66
Ireland (Republic of) 1.00% 2026	500	594
Ireland (Republic of) 0.90% 2028	350	410
Ireland (Republic of) 1.10% 2029	400	473
Ireland (Republic of) 2.40% 2030	30	40
Israel (State of) 3.15% 2023	$ 400	408
Israel (State of) 2.00% 2027	ILS2,100	595
Israel (State of) 1.50% 2029	€ 110	129
Israel (State of) 5.50% 2042	ILS1,000	402
Italy (Republic of) 0.10% 2023[3]	€ 1,418	1,562
Japan, Series 395, 0.10% 2020	¥432,100	3,917
Japan, Series 394, 0.10% 2020	270,300	2,450
Japan, Series 134, 0.10% 2022	95,000	867
Japan, Series 17, 0.10% 2023[3]	10,450	97
Japan, Series 19, 0.10% 2024[3]	30,330	283
Japan, Series 18, 0.10% 2024[3]	20,780	193
Japan, Series 337, 0.30% 2024	162,100	1,505
Japan, Series 340, 0.40% 2025	20,000	188
Japan, Series 21, 0.10% 2026[3]	40,464	380
Japan, Series 346, 0.10% 2027	330,450	3,053
Japan, Series 22, 0.10% 2027[3]	25,364	239
Japan, Series 23, 0.10% 2028[3]	152,833	1,439
Japan, Series 161, 0.60% 2037	170,000	1,622
Japan, Series 42, 1.70% 2044	53,000	621
Japan, Series 53, 0.60% 2046	45,000	419
Japan, Series 59, 0.70% 2048	40,000	381
Kazakhstan (Republic of) 1.55% 2023	€ 100	116
KfW 2.125% 2022	$ 250	248
Kuwait (State of) 2.75% 2022[2]	200	200
Lithuania (Republic of) 7.375% 2020	100	104
American Funds Insurance Series — Global Balanced Fund — Page 94 of 193

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR2,340	$ 578
Morocco (Kingdom of) 4.25% 2022	$200	204
National Highways Authority of India 7.17% 2021	INR30,000	428
Netherlands (Kingdom of the) 5.50% 2028	€100	167
Norway (Kingdom of) 3.75% 2021	NKr1,950	238
Nova Scotia (Province of) 3.15% 2051	C$170	137
Peru (Republic of) 6.15% 2032	PEN1,675	532
Peru (Republic of) 5.625% 2050	$ 20	26
Poland (Republic of), Series 1020, 5.25% 2020	PLN1,150	316
Poland (Republic of), Series 1021, 5.75% 2021	2,510	720
Poland (Republic of), Series 0922, 5.75% 2022	870	256
Poland (Republic of), Series 1023, 4.00% 2023	400	113
Portuguese Republic 5.125% 2024	$250	273
Qatar (State of) 4.50% 2028[2]	900	963
Quebec (Province of) 2.375% 2022	114	114
Republic of Latvia 1.875% 2049	€195	223
Romania 2.875% 2029	390	443
Romania 3.50% 2034	65	73
Romania 3.875% 2035	170	199
Romania 3.375% 2038	250	273
Romania 4.125% 2039	125	146
Romania 5.125% 2048[2]	$ 65	65
Romania 4.625% 2049	€100	116
Russian Federation 7.00% 2023	RUB8,000	118
Russian Federation 2.875% 2025	€100	116
Saudi Arabia (Kingdom of) 2.894% 2022[2]	$200	199
Saudi Arabia (Kingdom of) 3.625% 2028[2]	200	199
Saudi Arabia (Kingdom of) 4.50% 2030[2]	240	253
Saudi Arabia (Kingdom of) 5.00% 2049	200	208
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR1,950	135
South Africa (Republic of), Series R-214, 6.50% 2041	10,150	498
South Africa (Republic of), Series R-2044, 8.75% 2044	1,300	82
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	243
South Korea (Republic of), Series 2209, 2.00% 2022	560,000	497
Spain (Kingdom of) 1.40% 2028	€270	316
Sweden (Kingdom of) 1.125% 2019[2]	$200	198
Thailand (Kingdom of) 1.875% 2022	THB14,100	444
Thailand (Kingdom of) 3.85% 2025	7,300	253
Thailand (Kingdom of) 2.125% 2026	28,300	879
United Kingdom 3.75% 2020	£ 75	102
United Kingdom 1.75% 2022	680	918
United Kingdom 2.75% 2024	213	307
United Kingdom 1.25% 2027	100	134
United Kingdom 4.25% 2027	50	83
United Kingdom 4.25% 2040	50	98
United Kingdom 3.25% 2044	250	438
United Mexican States 4.15% 2027	$400	407
United Mexican States 4.60% 2046	200	193
United Mexican States, Series M, 8.00% 2020	MXN2,000	103
United Mexican States, Series M, 6.50% 2021	9,000	452
United Mexican States, Series M, 6.50% 2022	11,500	571
United Mexican States, Series M, 8.00% 2023	14,000	727
United Mexican States, Series M20, 10.00% 2024	9,300	526
United Mexican States, Series M, 5.75% 2026	24,450	1,114
United Mexican States, Series M, 7.75% 2042	3,200	153
American Funds Insurance Series — Global Balanced Fund — Page 95 of 193

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	$ 31
Uruguay (Oriental Republic of) 8.50% 2028	6,963	181
		55,553
U.S. Treasury bonds & notes 11.86% U.S. Treasury 10.81%
U.S. Treasury 1.00% 2019	$1,000	991
U.S. Treasury 1.375% 2020	900	890
U.S. Treasury 1.50% 2020	350	346
U.S. Treasury 1.75% 2020	564	559
U.S. Treasury 2.125% 2020	200	199
U.S. Treasury 2.50% 2020	420	421
U.S. Treasury 2.50% 2020	120	120
U.S. Treasury 2.625% 2020	100	100
U.S. Treasury 2.875% 2020	927	935
U.S. Treasury 1.125% 2021	1,025	999
U.S. Treasury 1.375% 2021	550	540
U.S. Treasury 2.00% 2021	108	107
U.S. Treasury 2.50% 2021	1,945	1,952
U.S. Treasury 2.625% 2021	1,020	1,029
U.S. Treasury 2.875% 2021	2,250	2,286
U.S. Treasury 1.625% 2022	2,850	2,794
U.S. Treasury 1.875% 2022	700	693
U.S. Treasury 1.875% 2022	600	593
U.S. Treasury 2.00% 2022	455	451
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 2.50% 2022	250	252
U.S. Treasury 1.375% 2023	300	290
U.S. Treasury 1.75% 2023	100	98
U.S. Treasury 2.625% 2023	800	812
U.S. Treasury 2.625% 2023	105	107
U.S. Treasury 2.75% 2023	420	429
U.S. Treasury 2.75% 2023	101	103
U.S. Treasury 2.875% 2023	2,250	2,313
U.S. Treasury 2.125% 2024	2,025	2,012
U.S. Treasury 2.25% 2024	200	200
U.S. Treasury 2.125% 2025	200	198
U.S. Treasury 3.00% 2025	900	938
U.S. Treasury 1.625% 2026	535	512
U.S. Treasury 1.625% 2026	440	420
U.S. Treasury 2.25% 2027	2,800	2,776
U.S. Treasury 2.25% 2027	1,000	990
U.S. Treasury 2.25% 2027	700	695
U.S. Treasury 2.375% 2027	1,500	1,503
U.S. Treasury 2.875% 2028	3,487	3,627
U.S. Treasury 2.875% 2028[4]	2,170	2,256
U.S. Treasury 3.125% 2028	3,003	3,189
U.S. Treasury 2.625% 2029	282	287
U.S. Treasury 3.00% 2044[4]	355	369
U.S. Treasury 2.50% 2045	315	298
U.S. Treasury 3.00% 2045	100	104
U.S. Treasury 2.875% 2046	500	507
U.S. Treasury 3.00% 2048	1,786	1,852
		43,217
American Funds Insurance Series — Global Balanced Fund — Page 96 of 193

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.05%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	$ 218	$ 216
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	795	786
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	539	545
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	160	158
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	239	239
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	67	74
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	365	362
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	221	220
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	1,020	1,019
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	513	568
		4,187
Total U.S. Treasury bonds & notes		47,404
Corporate bonds & notes 5.64% Financials 1.44%
ACE INA Holdings Inc. 2.875% 2022	10	10
ACE INA Holdings Inc. 3.35% 2026	10	10
ACE INA Holdings Inc. 4.35% 2045	20	22
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€ 100	127
Aviva PLC, junior subordinated 6.875% 2058[5]	£ 75	124
AXA SA, junior subordinated 5.453% (undated)[5]	100	140
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EUR Mid Swap + 2.55% on 4/11/2019)[5]	€ 100	112
Banco del Estado de Chile 2.668% 2021[2]	$ 500	494
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[2,5]	200	196
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	100	102
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	394	386
Barclays Bank PLC 10.00% 2021	£ 100	151
CaixaBank, SA 3.50% 2027 (5 year EUR Mid Swap + 3.35% on 2/15/2022)[5]	€ 100	117
Goldman Sachs Group, Inc. 5.75% 2022	$ 70	75
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	130	129
Goldman Sachs Group, Inc. 3.50% 2025	210	210
Goldman Sachs Group, Inc. 3.75% 2026	25	25
Goldman Sachs Group, Inc. 4.75% 2045	70	75
Groupe BPCE SA 5.70% 2023[2]	200	213
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[5]	200	199
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	450	465
JPMorgan Chase & Co. 2.55% 2021	76	76
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 2.70% 2023	150	149
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)[5]	135	148
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 3.105% 2021[6]	300	300
Lloyds Banking Group PLC 6.50% 2020	€ 210	250
Morgan Stanley 3.125% 2026	$ 110	107
Morgan Stanley 3.875% 2026	75	77
NN Group NV 4.50% (undated) (3-month EUR-LIBOR + 4.00% on 1/15/2026)[5]	€ 100	119
PNC Financial Services Group, Inc. 2.854% 2022[5]	$ 100	100
Rabobank Nederland 3.875% 2023	€ 100	128
Skandinaviska Enskilda Banken AB 2.80% 2022	$ 250	249
UniCredit SpA 5.75% 2025[5]	€ 100	118
US Bancorp 2.85% 2023	$ 300	301
American Funds Insurance Series — Global Balanced Fund — Page 97 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
VEB Finance Ltd. 6.902% 2020[2]	$100	$ 103
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[5]	100	101
		5,736
Utilities 0.88%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[2]	200	202
American Electric Power Co., Inc. 2.15% 2020	215	213
CMS Energy Corp. 3.00% 2026	150	147
Duke Energy Carolinas, Inc. 3.05% 2023	280	284
Duke Energy Carolinas, Inc. 3.70% 2047	50	49
Duke Energy Corp. 3.75% 2024	110	113
Duke Energy Corp. 2.65% 2026	225	215
Duke Energy Progress, LLC 3.70% 2028	75	78
Enel Finance International SA 2.75% 2023[2]	200	194
Enel Finance International SA 3.625% 2027[2]	200	192
Enel Finance International SA 3.50% 2028[2]	400	377
Enersis Américas SA 4.00% 2026	110	109
Exelon Corp. 3.497% 2022[5]	25	25
Exelon Corp. 3.40% 2026	150	150
FirstEnergy Corp. 3.90% 2027	250	254
FirstEnergy Corp. 3.50% 2028[2]	65	64
FirstEnergy Corp. 4.85% 2047	60	65
Niagara Mohawk Power Corp. 3.508% 2024[2]	85	87
NiSource Finance Corp. 2.65% 2022	50	49
Pacific Gas and Electric Co. 2.95% 2026[7]	25	22
Pacific Gas and Electric Co. 4.65% 2028[2,7]	114	105
Pacific Gas and Electric Co. 6.35% 2038[7]	62	63
State Grid Overseas Investment Ltd. 3.50% 2027[2]	450	452
		3,509
Health care 0.79%
Abbott Laboratories 3.75% 2026	51	53
AbbVie Inc. 2.50% 2020	180	180
AbbVie Inc. 2.90% 2022	60	60
AbbVie Inc. 3.20% 2026	73	71
AbbVie Inc. 4.50% 2035	15	15
Aetna Inc. 2.75% 2022	50	49
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	30
Allergan PLC 3.80% 2025	173	175
Allergan PLC 4.75% 2045	3	3
Amgen Inc. 1.85% 2021	20	20
AstraZeneca PLC 2.375% 2022	110	108
AstraZeneca PLC 3.50% 2023	150	153
Baxalta Inc. 4.00% 2025	18	18
Bayer US Finance II LLC 3.875% 2023[2]	200	202
Bayer US Finance II LLC 4.40% 2044[2]	100	89
Becton, Dickinson and Co. 2.894% 2022	55	55
Becton, Dickinson and Co. 3.734% 2024	35	36
Becton, Dickinson and Co. 3.70% 2027	65	65
Cigna Corp. 4.125% 2025[2]	80	83
CVS Health Corp. 4.30% 2028	25	25
CVS Health Corp. 5.05% 2048	95	96
EMD Finance LLC 2.40% 2020[2]	200	199
American Funds Insurance Series — Global Balanced Fund — Page 98 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 3.25% 2025[2]	$250	$ 247
Humana Inc. 3.15% 2022	100	101
Medtronic, Inc. 3.50% 2025	100	103
Roche Holdings, Inc. 3.35% 2024[2]	200	205
Shire PLC 2.40% 2021	153	151
Shire PLC 2.875% 2023	69	68
Shire PLC 3.20% 2026	25	24
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[2]	200	210
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€200	242
		3,146
Consumer discretionary 0.53%
Amazon.com, Inc. 2.80% 2024	$170	170
Amazon.com, Inc. 3.15% 2027	50	50
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	200	196
Hyundai Capital America 2.55% 2020[2]	135	134
Hyundai Capital America 3.25% 2022[2]	65	65
Hyundai Capital Services Inc. 3.75% 2023[2]	250	253
McDonald’s Corp. 3.50% 2020	50	51
McDonald’s Corp. 3.80% 2028	110	114
Nissan Motor Co., Ltd. 2.15% 2020[2]	120	118
Nissan Motor Co., Ltd. 2.60% 2022[2]	115	112
President & Fellows of Harvard College 3.619% 2037	150	154
Toyota Motor Credit Corp. 2.25% 2023	85	83
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	380	392
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	200	207
		2,099
Consumer staples 0.50%
Altria Group, Inc. 2.625% 2020	100	100
Altria Group, Inc. 1.00% 2023	€110	124
Altria Group, Inc. 2.20% 2027	170	193
Altria Group, Inc. 5.80% 2039	$125	133
Anheuser-Busch InBev NV 4.00% 2028	100	102
British American Tobacco PLC 3.557% 2027	105	99
British American Tobacco PLC 4.39% 2037	80	72
Conagra Brands, Inc. 4.30% 2024	210	218
Keurig Dr Pepper Inc. 4.597% 2028[2]	175	183
Keurig Dr Pepper Inc. 5.085% 2048[2]	100	103
Kraft Heinz Co. 3.50% 2022	100	101
Kroger Co. 3.50% 2026	140	139
Pernod Ricard SA 4.45% 2022[2]	150	156
Philip Morris International Inc. 2.00% 2020	55	55
Philip Morris International Inc. 2.90% 2021	100	100
Philip Morris International Inc. 2.625% 2022	15	15
Reynolds American Inc. 4.00% 2022	15	15
Reynolds American Inc. 4.45% 2025	105	108
		2,016
Energy 0.44%
Cenovus Energy Inc. 4.25% 2027	65	64
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	73
Enbridge Inc. 4.25% 2026	70	73
Enbridge Inc. 3.70% 2027	132	132
American Funds Insurance Series — Global Balanced Fund — Page 99 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Halliburton Co. 3.80% 2025	$ 35	$ 36
Petróleos Mexicanos 8.00% 2019	250	252
Petróleos Mexicanos 7.19% 2024	MXN535	23
Petróleos Mexicanos 7.47% 2026	5,270	219
Petróleos Mexicanos 6.35% 2048	$153	136
Schlumberger BV 4.00% 2025[2]	50	52
Shell International Finance BV 3.50% 2023	330	342
Statoil ASA 3.15% 2022	160	163
Statoil ASA 3.70% 2024	50	52
Total Capital International 2.875% 2022	150	151
		1,768
Communication services 0.35%
AT&T Inc. 4.10% 2028	55	56
Comcast Corp. 3.95% 2025	80	84
Deutsche Telekom International Finance BV 1.95% 2021[2]	150	147
Deutsche Telekom International Finance BV 9.25% 2032	45	65
France Télécom 9.00% 2031[5]	65	94
Myriad International Holdings 6.00% 2020	250	258
Myriad International Holdings 5.50% 2025	250	268
NBCUniversal Media, LLC 4.375% 2021	50	52
Verizon Communications Inc. 4.329% 2028	120	127
Verizon Communications Inc. 4.272% 2036	248	251
		1,402
Information technology 0.30%
Apple Inc. 2.50% 2022	75	75
Apple Inc. 3.35% 2027	65	66
Broadcom Ltd. 3.875% 2027	190	182
Microsoft Corp. 2.40% 2026	297	289
Microsoft Corp. 3.30% 2027	355	365
Oracle Corp. 2.65% 2026	216	209
		1,186
Real estate 0.21%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	100	101
American Campus Communities, Inc. 4.125% 2024	90	92
Corporate Office Properties LP 3.60% 2023	65	64
Essex Portfolio LP 3.50% 2025	120	121
Essex Portfolio LP 3.375% 2026	40	40
Scentre Group 3.75% 2027[2]	20	20
WEA Finance LLC 2.70% 2019[2]	200	200
WEA Finance LLC 3.75% 2024[2]	200	205
		858
Industrials 0.20%
General Electric Capital Corp. 3.15% 2022	50	50
Lima Metro Line Finance Ltd. 5.875% 2034[2]	200	206
Red de Carreteras de Occidente 9.00% 2028	MXN2,000	100
Thomson Reuters Corp. 4.30% 2023	$ 75	78
Union Pacific Corp. 2.95% 2023	100	100
American Funds Insurance Series — Global Balanced Fund — Page 100 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.10% 2022	$ 106	$ 107
United Technologies Corp. 4.125% 2028	170	177
		818
Total corporate bonds & notes		22,538
Mortgage-backed obligations 2.47%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,8]	47	48
Fannie Mae 3.50% 2049[8,9]	463	469
Fannie Mae 3.50% 2049[8]	284	288
Fannie Mae 4.00% 2049[8]	3,221	3,318
Fannie Mae 4.00% 2049[8]	1,493	1,537
Freddie Mac 3.50% 2049[8]	300	305
Freddie Mac 3.781% 2049[6,8]	473	487
Government National Mortgage Assn. 4.00% 2049[8,9]	170	176
Korea Housing Finance Corp. 2.50% 2020[2,8]	250	248
Korea Housing Finance Corp. 2.00% 2021[2,8]	250	245
Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]	DKr4,725	735
Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]	13,173	2,034
		9,890
Total bonds, notes & other debt instruments (cost: $134,893,000)		135,385
Short-term securities 7.57% Money market investments 7.48%	Shares
Capital Group Central Cash Fund	298,763	29,870
Bonds & notes of governments & government agencies outside the U.S. 0.09%	Principal amount (000)
Argentinian Treasury Bills (53.30%)–(36.27%) due 4/30/2019–5/31/2019	ARS7,570	212
Egyptian Treasury Bill 16.07% due 7/2/2019	EGP2,900	162
		374
Total short-term securities (cost: $30,276,000)		30,244
Total investment securities 101.11% (cost: $349,594,000)		404,086
Other assets less liabilities (1.11)%		(4,441)
Net assets 100.00%		$399,645
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 3/31/2019[11] (000)	Unrealized appreciation at 3/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5	July 2019	$ 1,000	$ 1,065	$ 4
5 Year U.S. Treasury Note Futures	Long	127	July 2019	12,700	14,710	140
10 Year U.S. Treasury Note Futures	Long	7	June 2019	700	870	12
						$156
American Funds Insurance Series — Global Balanced Fund — Page 101 of 193

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
EUR1,565	USD1,783	Citibank	4/3/2019	$ (26)
GBP1,256	USD1,671	UBS AG	4/3/2019	(34)
USD208	MYR850	JPMorgan Chase	4/5/2019	— [12]
USD116	INR8,300	JPMorgan Chase	4/5/2019	(4)
USD546	JPY61,000	HSBC Bank	4/5/2019	(5)
EUR1,117	USD1,276	Citibank	4/5/2019	(22)
JPY8,050	USD72	HSBC Bank	4/8/2019	— [12]
GBP40	USD53	JPMorgan Chase	4/8/2019	(1)
USD340	EUR300	Bank of America, N.A.	4/9/2019	3
USD499	THB15,900	JPMorgan Chase	4/9/2019	(2)
ZAR75	USD5	HSBC Bank	4/11/2019	— [12]
ZAR6,800	USD471	Bank of America, N.A.	4/11/2019	(1)
USD472	ZAR6,875	Goldman Sachs	4/11/2019	(4)
EUR630	USD710	Morgan Stanley	4/15/2019	(2)
EUR534	USD604	UBS AG	4/15/2019	(4)
GBP730	USD960	JPMorgan Chase	4/15/2019	(9)
USD268	THB8,500	Bank of America, N.A.	4/26/2019	— [12]
JPY216,100	USD1,970	HSBC Bank	4/26/2019	(15)
ARS2,490	USD58	Bank of America, N.A.	4/30/2019	(3)
USD118	EUR105	Citibank	5/6/2019	— [12]
USD45	EUR40	JPMorgan Chase	5/6/2019	— [12]
USD166	ILS600	JPMorgan Chase	5/7/2019	— [12]
GBP1,770	USD2,337	JPMorgan Chase	5/7/2019	(27)
USD28	EUR25	JPMorgan Chase	5/8/2019	— [12]
USD186	INR12,900	JPMorgan Chase	5/9/2019	1
NOK10,400	EUR1,070	HSBC Bank	6/19/2019	— [12]
NOK8,200	EUR844	Morgan Stanley	6/21/2019	1
USD652	BRL2,510	HSBC Bank	12/18/2019	25
USD156	BRL600	JPMorgan Chase	12/18/2019	6
BRL50	USD13	HSBC Bank	12/18/2019	— [12]
BRL20	USD5	Citibank	12/18/2019	— [12]
BRL90	USD23	JPMorgan Chase	12/18/2019	(1)
BRL175	USD46	JPMorgan Chase	12/18/2019	(2)
USD62	BRL250	HSBC Bank	12/20/2019	— [12]
BRL250	USD66	HSBC Bank	12/20/2019	(3)
				$(129)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
U.S. EFFR	2.35%	1/29/2020	$72,000	$(18)	$ —	$(18)
(0.0385)%	EONIA	12/4/2021	€ 4,300	26	—	26
					$—	$8
American Funds Insurance Series — Global Balanced Fund — Page 102 of 193

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,663,000, which represented 2.67% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $140,000, which represented .04% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.
Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
ARS = Argentine pesos	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD/C$ = Canadian dollars	LIBOR = London Interbank Offered Rate
CDI = CREST Depository Interest	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
COP = Colombian pesos	NOK/NKr = Norwegian kroner
DKr = Danish kroner	PEN = Peruvian nuevos soles
EFFR = Effective Federal Funds Rate	PLN = Polish zloty
EGP = Egyptian pounds	RUB = Russian rubles
EONIA = Euro Overnight Index Average	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels
American Funds Insurance Series — Global Balanced Fund — Page 103 of 193

Bond Fund
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 96.42% Corporate bonds & notes 31.57% Financials 7.76%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$ 2,005	$ 1,996
ACE INA Holdings Inc. 2.875% 2022	3,625	3,657
ACE INA Holdings Inc. 3.35% 2026	2,025	2,064
ACE INA Holdings Inc. 4.35% 2045	2,220	2,423
Ally Financial Inc. 4.25% 2021	34,100	34,654
Ally Financial Inc. 5.125% 2024	25,300	26,660
Ally Financial Inc. 8.00% 2031	12,895	15,925
Ally Financial Inc. 8.00% 2031	9,120	11,366
American Express Co. 2.20% 2020	14,400	14,297
American International Group, Inc. 4.20% 2028	9,875	10,049
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)[1]	€ 3,100	4,141
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[1]	3,800	5,354
AXA Equitable Holdings, Inc. 3.90% 2023	$ 2,215	2,271
AXA Equitable Holdings, Inc. 4.35% 2028	250	254
AXA Equitable Holdings, Inc. 5.00% 2048	7,740	7,577
Banco Do Brasil, SA 4.75% 2024[2]	5,000	5,020
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[1]	27,785	27,622
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	10,129	9,923
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[1]	14,400	14,719
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[1]	7,590	7,917
BB&T Corp. 2.45% 2020	5,000	4,991
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	9,066
BNP Paribas 3.50% 2023[2]	16,275	16,293
Capital One Financial Corp. 3.45% 2021	4,500	4,557
Capital One Financial Corp. 3.90% 2024	5,300	5,422
Capital One Financial Corp. 4.25% 2025	8,000	8,316
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[1]	17,500	17,402
Citigroup Inc. 3.875% 2023	2,875	2,992
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	12,000	11,801
Credit Suisse Group AG 3.80% 2023	12,925	13,140
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2]	500	513
Deutsche Bank AG 2.85% 2019	5,700	5,697
Deutsche Bank AG 3.15% 2021	25,100	24,736
Deutsche Bank AG 3.375% 2021	625	616
Deutsche Bank AG 4.25% 2021	24,200	24,306
Deutsche Bank AG 4.25% 2021	525	528
Deutsche Bank AG 5.00% 2022	1,525	1,560
Deutsche Bank AG 3.95% 2023	8,500	8,394
Deutsche Bank AG 3.70% 2024	1,650	1,586
Discover Financial Services 10.25% 2019	2,200	2,244
Discover Financial Services 3.35% 2023	15,850	15,947
Discover Financial Services 4.65% 2028	13,000	13,632
Ford Motor Credit Co. 1.897% 2019	1,250	1,245
Ford Motor Credit Co. 3.81% 2024	1,200	1,138
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,152
American Funds Insurance Series — Bond Fund — Page 104 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	$ 9,600	$ 9,525
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[1]	10,000	10,242
Goldman Sachs Group, Inc. 5.30% (undated) (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,764
Groupe BPCE SA 2.75% 2023[2]	6,875	6,796
Groupe BPCE SA 5.70% 2023[2]	28,166	30,062
Groupe BPCE SA 5.15% 2024[2]	4,711	4,922
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	12,000	12,639
Intesa Sanpaolo SpA 3.375% 2023[2]	8,850	8,647
Intesa Sanpaolo SpA 5.017% 2024[2]	71,265	68,948
Intesa Sanpaolo SpA 5.71% 2026[2]	12,390	12,115
Intesa Sanpaolo SpA 3.875% 2027[2]	6,045	5,554
Intesa Sanpaolo SpA 3.875% 2028[2]	420	386
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[1]	10,500	10,449
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	8,125	8,271
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	9,554
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	12,520
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[1]	3,725	3,632
Lloyds Banking Group PLC 4.375% 2028	8,825	9,053
MetLife Capital Trust IV 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,716
Metlife, Inc. 3.60% 2025	3,490	3,606
Metropolitan Life Global Funding I 2.30% 2019[2]	675	675
Metropolitan Life Global Funding I 2.00% 2020[2]	230	228
Morgan Stanley 2.50% 2021	19,200	19,094
Morgan Stanley 2.75% 2022	6,200	6,167
Morgan Stanley 3.125% 2023	27,995	28,108
Morgan Stanley 3.70% 2024	4,190	4,268
Morgan Stanley, Series F, 3.875% 2024	925	952
New York Life Global Funding 1.95% 2020[2]	145	144
Nordea Bank AB 2.50% 2020[2]	7,125	7,095
PNC Financial Services Group, Inc. 2.854% 2022[1]	5,850	5,846
PNC Funding Corp. 3.30% 2022	8,700	8,848
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[1,2]	1,500	1,506
Synchrony Bank 3.65% 2021	5,775	5,831
Synchrony Financial 3.75% 2021	2,249	2,274
Synchrony Financial 4.375% 2024	3,640	3,693
UniCredit SpA 3.75% 2022[2]	1,175	1,171
UniCredit SpA 6.572% 2022[2]	9,735	10,205
UniCredit SpA 4.625% 2027[2]	625	614
UniCredit SpA 5.861% 2032[1,2]	2,975	2,745
UniCredit SpA 7.296% 2034 (5 Year USD ICE Swap + 4.914% on 4/2/2029)[1,2]	10,000	10,104
Unum Group 3.00% 2021	520	520
Wells Fargo & Co. 2.10% 2021	16,800	16,544
Wells Fargo & Co. 3.00% 2026	3,220	3,147
		779,343
Health care 5.88%
Abbott Laboratories 2.90% 2021	23,405	23,518
Abbott Laboratories 3.40% 2023	910	930
Abbott Laboratories 3.75% 2026	2,244	2,334
Abbott Laboratories 4.75% 2036	4,565	5,145
AbbVie Inc. 2.50% 2020	16,315	16,269
AbbVie Inc. 3.20% 2022	11,070	11,176
AbbVie Inc. 2.85% 2023	6,133	6,071
AbbVie Inc. 3.75% 2023	3,667	3,768
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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2026	$ 500	$ 487
AbbVie Inc. 4.45% 2046	1,615	1,505
Allergan PLC 3.45% 2022	11,533	11,639
Allergan PLC 3.80% 2025	3,849	3,904
Allergan, Inc. 5.00% 2021[2]	7,221	7,519
Anthem, Inc. 4.101% 2028	8,000	8,250
AstraZeneca PLC 4.00% 2029	5,920	6,228
Baxalta Inc. 4.00% 2025	116	119
Bayer US Finance II LLC 3.875% 2023[2]	23,658	23,862
Bayer US Finance II LLC 4.25% 2025[2]	10,565	10,695
Bayer US Finance II LLC 4.375% 2028[2]	12,841	12,785
Bayer US Finance II LLC 4.875% 2048[2]	721	680
Becton, Dickinson and Co. 2.894% 2022	650	647
Becton, Dickinson and Co. 3.734% 2024	903	918
Becton, Dickinson and Co. 4.669% 2047	3,395	3,565
Boston Scientific Corp. 3.375% 2022	700	710
Boston Scientific Corp. 3.85% 2025	500	516
Centene Corp. 5.625% 2021	1,780	1,809
Centene Corp. 4.75% 2022	200	204
Centene Corp. 6.125% 2024	375	393
Centene Corp. 4.75% 2025	325	332
Cigna Corp. 3.40% 2021[2]	7,765	7,851
Cigna Corp. 3.75% 2023[2]	8,430	8,652
Cigna Corp. 4.125% 2025[2]	2,645	2,741
Cigna Corp. 4.375% 2028[2]	7,090	7,355
Cigna Corp. 4.90% 2048[2]	1,795	1,860
CVS Health Corp. 2.125% 2021	9,810	9,641
CVS Health Corp. 3.70% 2023	698	710
CVS Health Corp. 4.10% 2025	11,786	12,118
CVS Health Corp. 4.30% 2028	16,954	17,210
CVS Health Corp. 4.78% 2038	1,242	1,234
CVS Health Corp. 5.05% 2048	1,447	1,461
EMD Finance LLC 2.40% 2020[2]	13,295	13,238
EMD Finance LLC 2.95% 2022[2]	2,100	2,093
GlaxoSmithKline PLC 3.375% 2023	16,800	17,201
HCA Inc. 6.50% 2020	1,550	1,596
Johnson & Johnson 2.45% 2026	4,255	4,168
Johnson & Johnson 2.90% 2028	6,260	6,241
Laboratory Corp. of America Holdings 4.70% 2045	4,160	4,068
Shire PLC 1.90% 2019	22,100	22,007
Shire PLC 2.40% 2021	26,279	25,991
Shire PLC 2.875% 2023	11,084	10,959
Shire PLC 3.20% 2026	19,102	18,489
Takeda Pharmaceutical Co., Ltd. 3.80% 2020[2]	17,220	17,483
Takeda Pharmaceutical Co., Ltd. 4.00% 2021[2]	500	513
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[2]	2,665	2,803
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[2]	6,810	7,396
Tenet Healthcare Corp. 6.00% 2020	1,240	1,288
Teva Pharmaceutical Finance Co. BV 2.20% 2021	20,214	19,283
Teva Pharmaceutical Finance Co. BV 2.80% 2023	77,814	69,499
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,557	3,573
Teva Pharmaceutical Finance Co. BV 3.15% 2026	51,528	42,179
Teva Pharmaceutical Finance Co. BV 6.75% 2028	11,574	11,688
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	33,270
American Funds Insurance Series — Bond Fund — Page 106 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 3.35% 2022	$ 4,385	$ 4,483
UnitedHealth Group Inc. 3.75% 2025	5,410	5,656
WellPoint, Inc. 2.25% 2019	1,250	1,248
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,872
		591,096
Energy 4.44%
Anadarko Petroleum Corp. 4.85% 2021	3,349	3,473
Anadarko Petroleum Corp. 5.55% 2026	1,125	1,229
Anadarko Petroleum Corp. 6.60% 2046	8,690	10,596
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[3,4]	92	92
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,864
Canadian Natural Resources Ltd. 2.95% 2023	190	189
Canadian Natural Resources Ltd. 3.80% 2024	180	184
Canadian Natural Resources Ltd. 4.95% 2047	655	716
Cenovus Energy Inc. 3.80% 2023	1,120	1,120
Cenovus Energy Inc. 4.25% 2027	10,985	10,817
Cenovus Energy Inc. 5.25% 2037	193	192
Cenovus Energy Inc. 5.40% 2047	24,893	24,730
Cheniere Energy, Inc. 7.00% 2024	410	464
Chevron Corp. 2.355% 2022	4,800	4,770
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,610
Concho Resources Inc. 4.30% 2028	6,566	6,785
Concho Resources Inc. 4.85% 2048	11,686	12,286
DCP Midstream Operating LP 4.95% 2022	500	513
Devon Energy Corp. 5.00% 2045	822	864
Enbridge Energy Partners, LP 4.375% 2020	6,700	6,849
Enbridge Energy Partners, LP 5.20% 2020	5,055	5,166
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,480
Enbridge Energy Partners, LP 5.875% 2025	12,660	14,356
Enbridge Energy Partners, LP 7.375% 2045	27,526	38,327
Enbridge Inc. 4.00% 2023	1,500	1,557
Energy Transfer Partners, LP 4.15% 2020	1,000	1,017
Energy Transfer Partners, LP 4.20% 2023	2,860	2,959
Energy Transfer Partners, LP 4.50% 2024	4,915	5,138
Energy Transfer Partners, LP 4.75% 2026	1,506	1,575
Energy Transfer Partners, LP 4.20% 2027	45	45
Energy Transfer Partners, LP 4.95% 2028	4,559	4,790
Energy Transfer Partners, LP 5.25% 2029	1,275	1,371
Energy Transfer Partners, LP 6.125% 2045	11,780	12,849
Energy Transfer Partners, LP 5.30% 2047	10,459	10,325
Energy Transfer Partners, LP 5.40% 2047	6,190	6,186
Energy Transfer Partners, LP 6.00% 2048	1,868	2,023
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	7,430
Energy Transfer Partners, LP 6.25% 2049	1,775	1,992
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	476
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,850
EnLink Midstream Partners, LP 5.45% 2047	315	282
EQT Corp. 2.50% 2020	4,910	4,847
EQT Corp. 3.00% 2022	1,700	1,670
EQT Corp. 3.90% 2027	455	426
Equinor ASA 3.625% 2028	7,900	8,229
Exxon Mobil Corp. 3.043% 2026	4,625	4,697
Husky Energy Inc. 7.25% 2019	3,390	3,495
American Funds Insurance Series — Bond Fund — Page 107 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 3.45% 2023	$ 6,650	$ 6,732
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,041
Kinder Morgan Energy Partners, LP 5.50% 2044	700	753
Kinder Morgan, Inc. 5.30% 2034	760	825
MPLX LP 4.00% 2028	4,665	4,643
Noble Corp. PLC 7.95% 2025[1]	1,595	1,388
Noble Corp. PLC 8.95% 2045[1]	845	663
Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)[2,5]	35	22
Odebrecht Drilling Norbe 0% 2049[2]	1,150	12
Petróleos Mexicanos 5.375% 2022	4,175	4,275
Petróleos Mexicanos 4.625% 2023	11,175	11,035
Petróleos Mexicanos 6.875% 2026	24,003	25,078
Petróleos Mexicanos 7.47% 2026	MXN295,000	12,273
Petróleos Mexicanos 6.50% 2027	$16,565	16,676
Petróleos Mexicanos 5.35% 2028	16,595	15,442
Petróleos Mexicanos 6.50% 2029	1,265	1,256
Petróleos Mexicanos 6.35% 2048	4,720	4,185
Phillips 66 3.90% 2028	5,575	5,683
Plains All American Pipeline, LP 4.50% 2026	1,250	1,283
QEP Resources, Inc. 5.25% 2023	3,420	3,240
Ras Laffan Liquefied Natural Gas II 5.298% 2020	183	185
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	1,100	1,143
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,485
Sabine Pass Liquefaction, LLC 5.625% 2023[1]	1,000	1,084
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,825
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,005
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	17,488
Schlumberger BV 3.00% 2020[2]	600	603
Schlumberger BV 4.00% 2025[2]	8,791	9,077
Shell International Finance BV 3.875% 2028	9,410	9,988
Southwestern Energy Co. 6.20% 2025[1]	920	909
Targa Resources Partners LP 5.125% 2025	175	179
Targa Resources Partners LP 5.375% 2027	175	180
Targa Resources Partners LP 6.50% 2027[2]	510	551
Targa Resources Partners LP 6.875% 2029[2]	1,185	1,293
TC PipeLines, LP 4.375% 2025	405	416
Total Capital Canada Ltd. 2.75% 2023	2,140	2,146
TransCanada PipeLines Ltd. 4.25% 2028	11,275	11,786
Transocean Inc. 5.80% 2022[1]	2,195	2,162
Transocean Inc. 9.00% 2023[2]	5,000	5,350
Ultra Petroleum Corp. 11.00% 2024[5]	450	268
Williams Partners LP 5.25% 2020	2,900	2,962
Williams Partners LP 4.50% 2023	500	525
Williams Partners LP 4.30% 2024	595	619
		446,635
Consumer discretionary 3.26%
Bayerische Motoren Werke AG 1.45% 2019[2]	13,110	13,046
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	500	500
DaimlerChrysler North America Holding Corp. 2.85% 2022[2]	500	498
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	2,024
DaimlerChrysler North America Holding Corp. 3.25% 2024[2]	755	752
DaimlerChrysler North America Holding Corp. 3.30% 2025[2]	5,300	5,236
Ford Motor Credit Co. 2.343% 2020	3,000	2,938
American Funds Insurance Series — Bond Fund — Page 108 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.157% 2020	$ 3,188	$ 3,166
Ford Motor Credit Co. 3.20% 2021	6,665	6,573
Ford Motor Credit Co. 3.336% 2021	300	296
Ford Motor Credit Co. 3.47% 2021	15,400	15,252
Ford Motor Credit Co. 3.813% 2021	16,314	16,172
Ford Motor Credit Co. 3.219% 2022	7,785	7,573
Ford Motor Credit Co. 3.339% 2022	13,345	12,965
Ford Motor Credit Co. 5.596% 2022	14,275	14,734
Ford Motor Credit Co. 3.096% 2023	8,071	7,577
Ford Motor Credit Co. 4.14% 2023	12,000	11,762
General Motors Co. 4.35% 2025	11,255	11,224
General Motors Co. 6.25% 2043	2,217	2,222
General Motors Co. 5.20% 2045	997	891
General Motors Co. 6.75% 2046	1,228	1,282
General Motors Co. 5.40% 2048	7,200	6,617
General Motors Co. 5.95% 2049	625	606
General Motors Financial Co. 3.70% 2020	15,295	15,427
General Motors Financial Co. 4.20% 2021	12,073	12,309
General Motors Financial Co. 3.15% 2022	11,000	10,899
General Motors Financial Co. 3.45% 2022	3,900	3,904
General Motors Financial Co. 3.25% 2023	15,500	15,212
General Motors Financial Co. 3.70% 2023	10,000	9,957
General Motors Financial Co. 3.50% 2024	9,575	9,262
General Motors Financial Co. 3.95% 2024	6,269	6,211
Home Depot, Inc. 4.40% 2021	7,200	7,438
Home Depot, Inc. 4.50% 2048	7,165	7,968
Hyundai Capital America 2.55% 2020[2]	4,200	4,171
Hyundai Capital America 2.60% 2020[2]	325	323
Hyundai Capital America 2.75% 2020[2]	3,321	3,297
Hyundai Capital America 3.75% 2021[2]	8,500	8,564
Hyundai Capital America 3.25% 2022[2]	1,521	1,514
Hyundai Capital America 3.95% 2022[2]	8,000	8,118
McDonald’s Corp. 4.45% 2047	3,535	3,640
MGM Resorts International 7.75% 2022	2,000	2,215
NIKE, Inc. 3.875% 2045	6,845	7,014
Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,378
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	299
Starbucks Corp. 3.80% 2025	1,950	2,013
Starbucks Corp. 3.75% 2047	3,785	3,443
Starbucks Corp. 4.50% 2048	7,680	7,871
Toyota Motor Credit Corp. 2.125% 2019	500	499
Volkswagen Group of America Finance, LLC 2.45% 2019[2]	520	518
Volkswagen Group of America Finance, LLC 2.40% 2020[2]	2,855	2,836
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	5,426	5,539
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,953	16,453
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,220
Volkswagen International Finance NV 4.00% 2020[2]	4,000	4,055
		327,473
Consumer staples 3.10%
Altria Group, Inc. 2.85% 2022	4,800	4,793
Altria Group, Inc. 4.40% 2026	15,266	15,738
Altria Group, Inc. 4.80% 2029	8,135	8,402
Altria Group, Inc. 4.50% 2043	1,585	1,427
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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.95% 2049	$ 6,634	$ 7,129
Anheuser-Busch InBev NV 4.75% 2029	443	472
Anheuser-Busch InBev NV 4.60% 2048	3,570	3,446
Anheuser-Busch InBev NV 5.55% 2049	5,300	5,835
British American Tobacco International Finance PLC 2.75% 2020[2]	5,050	5,032
British American Tobacco International Finance PLC 3.50% 2022[2]	3,520	3,537
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	16,942
British American Tobacco PLC 3.222% 2024	14,018	13,722
British American Tobacco PLC 3.557% 2027	28,220	26,770
British American Tobacco PLC 4.39% 2037	1,500	1,357
British American Tobacco PLC 4.54% 2047	2,100	1,846
Conagra Brands, Inc. 4.30% 2024	15,248	15,811
Conagra Brands, Inc. 4.85% 2028	500	526
Constellation Brands, Inc. 2.25% 2020	8,000	7,923
Constellation Brands, Inc. 2.65% 2022	2,285	2,258
Constellation Brands, Inc. 3.20% 2023	540	544
Constellation Brands, Inc. 3.50% 2027	7,500	7,336
Constellation Brands, Inc. 3.60% 2028	1,280	1,255
Constellation Brands, Inc. 4.10% 2048	4,500	4,101
General Mills, Inc. 3.20% 2021	2,170	2,190
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 3.319% 2021[4]	10,620	10,604
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,335
Keurig Dr Pepper Inc. 4.057% 2023[2]	16,125	16,602
Keurig Dr Pepper Inc. 4.417% 2025[2]	9,617	9,985
Keurig Dr Pepper Inc. 4.597% 2028[2]	12,433	12,974
Keurig Dr Pepper Inc. 5.085% 2048[2]	9,759	10,024
Kroger Co. 2.60% 2021	8,000	7,964
Molson Coors Brewing Co. 2.25% 2020	4,525	4,497
Molson Coors Brewing Co. 2.10% 2021	2,415	2,370
Molson Coors Brewing Co. 3.00% 2026	5,530	5,243
Molson Coors Brewing Co. 4.20% 2046	4,530	4,041
Mondelez International, Inc. 1.625% 2019[2]	16,100	15,984
Philip Morris International Inc. 2.625% 2022	1,515	1,514
Philip Morris International Inc. 4.25% 2044	9,550	9,306
Reynolds American Inc. 3.25% 2022	1,477	1,467
Reynolds American Inc. 4.00% 2022	4,230	4,324
Reynolds American Inc. 4.45% 2025	21,900	22,521
Reynolds American Inc. 5.85% 2045	125	129
WM. Wrigley Jr. Co. 3.375% 2020[2]	11,255	11,372
		311,648
Utilities 3.01%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,000	10,298
AES Corp. 4.00% 2021	1,000	1,016
Alliant Energy Finance LLC 3.75% 2023[2]	750	766
Alliant Energy Finance LLC 4.25% 2028[2]	500	513
Ameren Corp. 4.50% 2049	2,875	3,218
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	6,287
CenterPoint Energy, Inc. 3.85% 2024	150	153
CMS Energy Corp. 5.05% 2022	2,569	2,716
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	9,013
Consumers Energy Co. 4.05% 2048	8,270	8,777
DTE Energy Co. 3.70% 2023	250	256
Duke Energy Corp. 3.75% 2024	3,826	3,950
American Funds Insurance Series — Bond Fund — Page 110 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Florida, LLC 3.40% 2046	$ 6,445	$ 5,991
Duke Energy Progress, LLC 3.70% 2028	3,750	3,919
EDP Finance BV 3.625% 2024[2]	21,650	21,528
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,950	2,085
Emera US Finance LP 2.70% 2021	954	946
Emera US Finance LP 3.55% 2026	495	490
Emera US Finance LP 4.75% 2046	1,620	1,686
Enel Finance International SA 2.75% 2023[2]	800	775
Enel Finance International SA 4.875% 2029[2]	10,180	10,627
Enel Società per Azioni 8.75% 2073[1,2]	1,000	1,101
Entergy Louisiana, LLC 4.20% 2048	6,325	6,600
Eversource Energy 2.75% 2022	527	527
Eversource Energy 3.80% 2023	5,000	5,183
Eversource Energy 4.25% 2029	3,655	3,889
Exelon Corp. 3.40% 2026	1,570	1,571
FirstEnergy Corp. 2.85% 2022	4,281	4,254
FirstEnergy Corp. 3.90% 2027	19,328	19,644
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,361
FirstEnergy Corp. 7.375% 2031	5,150	6,826
FirstEnergy Corp. 4.85% 2047	12,205	13,132
Iberdrola Finance Ireland 5.00% 2019[2]	1,825	1,841
IPALCO Enterprises, Inc. 3.70% 2024	200	202
Jersey Central Power & Light Co. 4.30% 2026[2]	310	323
Metropolitan Edison Co. 4.30% 2029[2]	1,000	1,049
Mississippi Power Co. 4.25% 2042	11,247	10,874
Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	7,786
Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,061
NiSource Finance Corp. 2.65% 2022	275	271
NV Energy, Inc. 6.25% 2020	2,850	3,005
Pacific Gas and Electric Co. 2.45% 2022[6]	7,200	6,426
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,068
Pacific Gas and Electric Co. 3.40% 2024[6]	850	769
Pacific Gas and Electric Co. 3.30% 2027[6]	3,750	3,300
Pacific Gas and Electric Co. 4.65% 2028[2,6]	7,500	6,937
Pacific Gas and Electric Co. 4.75% 2044[6]	336	296
Progress Energy, Inc. 7.75% 2031	1,820	2,480
Public Service Enterprise Group Inc. 2.65% 2022	1,000	993
Puget Energy, Inc. 6.50% 2020	5,294	5,588
Puget Energy, Inc. 6.00% 2021	8,186	8,705
Puget Energy, Inc. 5.625% 2022	8,004	8,546
Puget Energy, Inc. 3.65% 2025	3,000	2,986
SCANA Corp. 4.75% 2021	2,798	2,851
SCANA Corp. 4.125% 2022	427	433
South Carolina Electric & Gas Co. 4.25% 2028	6,650	7,186
South Carolina Electric & Gas Co. 5.30% 2033	515	588
Southern California Edison Co. 2.90% 2021	3,764	3,738
Southern California Edison Co. 3.40% 2023	425	422
Southern California Edison Co. 3.50% 2023	3,150	3,135
Southern California Edison Co. 3.70% 2025	2,575	2,563
Southern California Edison Co. 4.20% 2029	9,600	9,759
Southern California Edison Co. 4.05% 2042	1,667	1,569
Southern California Edison Co. 4.65% 2043	1,667	1,707
Southern California Edison Co. 4.00% 2047	3,333	3,125
Southern California Edison Co. 4.125% 2048	3,333	3,200
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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.875% 2049	$ 2,900	$ 3,082
Tampa Electric Co. 2.60% 2022	4,350	4,324
Tampa Electric Co. 4.45% 2049	460	476
Virginia Electric and Power Co. 4.45% 2044	7,995	8,503
Xcel Energy Inc. 4.70% 2020	1,700	1,721
Xcel Energy Inc. 3.30% 2025	5,650	5,712
		302,698
Communication services 1.26%
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,505	6,554
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	500	521
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	4,842
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	280	278
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	6,515	6,501
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	7,005	7,344
CenturyLink, Inc. 7.50% 2024	14,180	15,031
CenturyLink, Inc. 7.65% 2042	5,000	4,412
Comcast Corp. 3.15% 2028	7,200	7,062
Comcast Corp. 4.00% 2048	5,000	4,918
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 2022[3,4]	1,209	1,191
Deutsche Telekom International Finance BV 1.95% 2021[2]	14,100	13,785
Discovery Communications, Inc. 2.95% 2023	4,185	4,150
Fox Corp. 4.03% 2024[2]	2,240	2,326
Fox Corp. 5.576% 2049[2]	2,065	2,340
France Télécom 9.00% 2031[1]	1,480	2,145
NBCUniversal Enterprise, Inc. 5.25% 2049[2]	5,170	5,249
NBCUniversal Media, LLC 5.15% 2020	9,600	9,844
SoftBank Group Corp. 3.36% 2023[2]	7,250	7,266
Time Warner Inc. 3.80% 2027	4,335	4,317
Verizon Communications Inc. 4.40% 2034	5,080	5,299
Vodafone Group PLC 4.375% 2028	10,000	10,183
Walt Disney Co. 4.00% 2023[2]	1,100	1,150
		126,708
Information technology 1.25%
Apple Inc. 1.55% 2021	11,630	11,394
Broadcom Inc. 4.25% 2026[2]	20,000	19,852
Broadcom Inc. 4.75% 2029[2]	10,000	9,952
Broadcom Ltd. 3.00% 2022	12,000	11,958
Broadcom Ltd. 3.625% 2024	25,200	25,163
Broadcom Ltd. 3.875% 2027	31,585	30,225
Microsoft Corp. 4.25% 2047	10,000	11,186
VMware, Inc. 2.95% 2022	4,000	3,961
Xerox Corp. 3.50% 2020	1,500	1,500
		125,191
Industrials 0.90%
3M Co. 2.25% 2026	6,885	6,615
Airbus Group SE 2.70% 2023[2]	2,120	2,110
ARAMARK Corp. 5.125% 2024	1,200	1,237
BNSF Funding Trust I 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,817
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021	— [7]	— [7]
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	50	53
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	443	457
American Funds Insurance Series — Bond Fund — Page 112 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	$ 357	$ 367
Deck Chassis Acquisition Inc. 10.00% 2023[2]	3,000	3,184
General Electric Capital Corp. 2.342% 2020	4,588	4,532
General Electric Capital Corp. 3.10% 2023	1,750	1,741
General Electric Capital Corp. 3.373% 2025	4,615	4,486
General Electric Co. 2.70% 2022	4,800	4,717
Harris Corp. 2.70% 2020	1,300	1,295
Harris Corp. 3.832% 2025	945	970
Lockheed Martin Corp. 2.50% 2020	3,055	3,047
Lockheed Martin Corp. 3.10% 2023	1,155	1,169
Lockheed Martin Corp. 3.55% 2026	2,445	2,527
Lockheed Martin Corp. 4.50% 2036	1,895	2,060
Lockheed Martin Corp. 4.70% 2046	4,995	5,610
Northrop Grumman Corp. 3.25% 2028	10,845	10,679
NXP BV and NXP Funding LLC 4.125% 2021[2]	2,000	2,043
Republic Services, Inc. 5.00% 2020	4,800	4,897
Thomson Reuters Corp. 4.30% 2023	240	250
United Rentals, Inc. 5.50% 2027	5,000	5,062
United Technologies Corp. 3.125% 2027	9,525	9,324
United Technologies Corp. 4.125% 2028	4,975	5,190
United Technologies Corp. 4.625% 2048	1,090	1,161
Westinghouse Air Brake Technologies Corp. 4.15% 2024	3,351	3,410
		90,010
Real estate 0.48%
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,575	1,573
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,436
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	158
American Campus Communities, Inc. 3.35% 2020	2,810	2,822
American Campus Communities, Inc. 3.75% 2023	2,900	2,942
Corporate Office Properties LP 5.25% 2024	10	11
Essex Portfolio LP 3.25% 2023	335	335
Essex Portfolio LP 3.875% 2024	1,000	1,025
Hospitality Properties Trust 4.25% 2021	4,250	4,284
Hospitality Properties Trust 5.00% 2022	1,270	1,316
Hospitality Properties Trust 4.50% 2025	855	850
Hospitality Properties Trust 3.95% 2028	1,710	1,570
Iron Mountain Inc. 5.25% 2028[2]	745	726
Kimco Realty Corp. 3.40% 2022	1,045	1,055
Omega Healthcare Investors, Inc. 4.375% 2023	900	919
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,026
Scentre Group 2.375% 2019[2]	2,365	2,358
Scentre Group 2.375% 2021[2]	175	173
Scentre Group 3.50% 2025[2]	4,565	4,567
WEA Finance LLC 2.70% 2019[2]	5,475	5,472
WEA Finance LLC 3.25% 2020[2]	13,375	13,462
		48,080
American Funds Insurance Series — Bond Fund — Page 113 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials 0.20%	Principal amount (000)	Value (000)
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 4.971% on 10/19/2020)[1,2]	$ 4,765	$ 4,973
DowDuPont Inc. 4.725% 2028	12,500	13,512
Holcim Ltd. 5.15% 2023[2]	1,560	1,646
Westlake Chemical Corp. 4.375% 2047	90	80
		20,211
Bonds & notes of governments & government agencies outside the U.S. 0.03%
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	1,862	1,939
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	1,020	1,102
		3,041
Total corporate bonds & notes		3,172,134
U.S. Treasury bonds & notes 30.91% U.S. Treasury 26.85%
U.S. Treasury 2.50% 2020	63	63
U.S. Treasury 8.75% 2020	38,500	41,813
U.S. Treasury 2.875% 2021	369	375
U.S. Treasury 2.50% 2022	6,805	6,854
U.S. Treasury 2.375% 2023	48,100	48,367
U.S. Treasury 2.50% 2023	57,200	57,803
U.S. Treasury 2.625% 2023	70,000	71,226
U.S. Treasury 2.75% 2023	173,600	177,107
U.S. Treasury 2.125% 2024	305,900	304,273
U.S. Treasury 2.125% 2024	244,400	243,205
U.S. Treasury 2.125% 2024[9]	72,100	71,629
U.S. Treasury 2.125% 2024	72,100	71,581
U.S. Treasury 2.25% 2024	65,000	65,034
U.S. Treasury 2.50% 2024	190,583	192,897
U.S. Treasury 2.625% 2025	76,884	78,406
U.S. Treasury 2.75% 2025	132,000	135,414
U.S. Treasury 2.875% 2025[9]	96,200	99,465
U.S. Treasury 2.875% 2025	72,100	74,501
U.S. Treasury 2.25% 2026	81,100	80,799
U.S. Treasury 2.25% 2027[9]	120,200	119,040
U.S. Treasury 2.25% 2027	72,100	71,614
U.S. Treasury 6.125% 2027	24,000	30,988
U.S. Treasury 2.875% 2028	48,409	50,350
U.S. Treasury 2.625% 2029	33,354	34,005
U.S. Treasury 3.00% 2045[9]	28,900	30,059
U.S. Treasury 3.375% 2048[9]	28,297	31,549
U.S. Treasury 3.00% 2049[9]	490,086	508,670
		2,697,087
U.S. Treasury inflation-protected securities 4.06%
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	54,156	54,168
U.S. Treasury Inflation-Protected Security 0.375% 2027[9,10]	154,341	153,342
U.S. Treasury Inflation-Protected Security 0.50% 2028[9,10]	127,550	127,400
U.S. Treasury Inflation-Protected Security 0.75% 2028[9,10]	71,301	72,990
		407,900
Total U.S. Treasury bonds & notes		3,104,987
American Funds Insurance Series — Bond Fund — Page 114 of 193

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 23.96% Federal agency mortgage-backed obligations 23.86%	Principal amount (000)	Value (000)
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,4,11]	$ 1,775	$ 1,778
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,4,11]	2,645	2,649
Fannie Mae 5.50% 2023[11]	365	374
Fannie Mae 4.50% 2025[11]	293	301
Fannie Mae 3.00% 2034[11,12]	164,469	165,980
Fannie Mae 3.50% 2034[11,12]	575	588
Fannie Mae 6.00% 2037[11]	1,011	1,115
Fannie Mae 6.00% 2037[11]	74	80
Fannie Mae 5.50% 2038[11]	2,207	2,402
Fannie Mae 5.50% 2038[11]	351	381
Fannie Mae 5.00% 2040[11]	443	480
Fannie Mae 5.00% 2041[11]	2,996	3,234
Fannie Mae 5.00% 2041[11]	2,487	2,657
Fannie Mae 5.00% 2041[11]	1,999	2,175
Fannie Mae 5.00% 2041[11]	1,327	1,443
Fannie Mae 5.00% 2041[11]	1,048	1,141
Fannie Mae 5.00% 2041[11]	700	761
Fannie Mae 4.00% 2045[11]	201	208
Fannie Mae 3.00% 2046[11]	25,273	25,208
Fannie Mae 3.50% 2046[11]	2,222	2,273
Fannie Mae 4.00% 2046[11]	3,416	3,549
Fannie Mae 4.00% 2046[11]	1,322	1,366
Fannie Mae 4.00% 2046[11]	612	633
Fannie Mae 3.50% 2047[11]	92,514	93,997
Fannie Mae 3.50% 2047[11]	64,504	65,538
Fannie Mae 3.50% 2047[11]	19,346	19,656
Fannie Mae 3.50% 2047[11]	13,497	13,714
Fannie Mae 3.50% 2047[11]	9,971	10,131
Fannie Mae 3.50% 2047[11]	250	254
Fannie Mae 4.00% 2047[11]	581	603
Fannie Mae 4.00% 2047[11]	253	262
Fannie Mae 3.50% 2048[11]	122,416	124,378
Fannie Mae 3.50% 2048[11]	67,139	68,216
Fannie Mae 3.50% 2048[11]	3,012	3,060
Fannie Mae 3.50% 2048[11]	767	778
Fannie Mae 3.50% 2048[11]	197	200
Fannie Mae 3.50% 2048[11]	133	136
Fannie Mae 3.50% 2048[11]	28	28
Fannie Mae 3.50% 2048[11]	— [7]	— [7]
Fannie Mae 4.00% 2048[11]	134,602	138,755
Fannie Mae 4.00% 2048[11]	21,196	21,860
Fannie Mae 4.00% 2048[11]	10,022	10,336
Fannie Mae 4.00% 2048[11]	7,364	7,595
Fannie Mae 4.00% 2048[11]	5,913	6,097
Fannie Mae 4.00% 2048[11]	3,972	4,092
Fannie Mae 4.00% 2048[11]	2,108	2,174
Fannie Mae 4.00% 2048[11]	2,072	2,135
Fannie Mae 4.00% 2048[11]	1,297	1,340
Fannie Mae 4.00% 2048[11]	1,000	1,030
Fannie Mae 4.00% 2048[11]	985	1,016
Fannie Mae 4.00% 2048[11]	874	902
Fannie Mae 4.00% 2048[11]	854	881
Fannie Mae 4.00% 2048[11]	653	673
Fannie Mae 4.00% 2048[11]	560	577
American Funds Insurance Series — Bond Fund — Page 115 of 193

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2048[11]	$ 462	$ 477
Fannie Mae 4.00% 2048[11]	366	378
Fannie Mae 4.00% 2048[11]	46	49
Fannie Mae 4.00% 2048[11]	39	41
Fannie Mae 4.00% 2048[11]	36	38
Fannie Mae 4.50% 2048[11]	23,445	24,527
Fannie Mae 4.50% 2048[11]	10,000	10,462
Fannie Mae 4.50% 2048[11]	931	974
Fannie Mae 3.00% 2049[11,12]	120,520	119,894
Fannie Mae 3.00% 2049[11,12]	45,000	44,805
Fannie Mae 3.50% 2049[11]	69,913	70,946
Fannie Mae 3.50% 2049[11,12]	20,987	21,280
Fannie Mae 3.50% 2049[11]	4,000	4,060
Fannie Mae 3.50% 2049[11]	3,787	3,843
Fannie Mae 3.50% 2049[11]	2,392	2,430
Fannie Mae 3.50% 2049[11]	2,190	2,223
Fannie Mae 3.50% 2049[11]	1,026	1,041
Fannie Mae 3.50% 2049[11]	979	994
Fannie Mae 3.50% 2049[11]	221	224
Fannie Mae 4.00% 2049[11]	56,907	58,608
Fannie Mae 4.00% 2049[11]	46,187	48,268
Fannie Mae 4.00% 2049[11,12]	22,220	22,859
Fannie Mae 4.00% 2049[11]	15,270	15,731
Fannie Mae 4.00% 2049[11]	1,663	1,713
Fannie Mae 4.00% 2049[11]	151	156
Fannie Mae 4.00% 2049[11]	146	151
Fannie Mae 4.00% 2049[11]	32	33
Fannie Mae 4.50% 2049[11,12]	36,022	37,538
Fannie Mae Pool #924866 4.265% 2037[4,11]	776	799
Fannie Mae Pool #AS4536 3.50% 2045[11]	147	150
Fannie Mae Pool #AS6127 3.50% 2045[11]	137	139
Fannie Mae Pool #AS6467 3.50% 2046[11]	90	92
Fannie Mae, Series 2001-4, Class GA, 9.184% 2025[4,11]	2	2
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[11]	15	16
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]	30	34
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[4,11]	38	41
Freddie Mac 5.50% 2033[11]	130	141
Freddie Mac 5.50% 2038[11]	122	134
Freddie Mac 5.50% 2038[11]	93	102
Freddie Mac 5.50% 2039[11]	178	194
Freddie Mac 4.50% 2040[11]	437	463
Freddie Mac 5.50% 2040[11]	667	729
Freddie Mac 4.50% 2041[11]	490	520
Freddie Mac 5.50% 2041[11]	977	1,070
Freddie Mac 3.50% 2045[11]	32,689	33,500
Freddie Mac 3.00% 2046[11]	39,272	39,323
Freddie Mac 3.50% 2047[11]	109,711	111,589
Freddie Mac 3.50% 2047[11]	60,624	61,641
Freddie Mac 3.50% 2047[11]	7,948	8,081
Freddie Mac 4.00% 2047[11]	3,437	3,555
Freddie Mac 3.50% 2048[11]	34,197	34,834
Freddie Mac 3.50% 2048[11]	33,065	33,788
Freddie Mac 3.50% 2048[11]	992	1,011
Freddie Mac 4.00% 2048[11]	61,855	63,849
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2048[11]	$ 50,206	$ 51,829
Freddie Mac 4.00% 2048[11]	17,639	18,209
Freddie Mac 4.00% 2048[11]	8,492	8,767
Freddie Mac 4.00% 2048[11]	5,911	6,101
Freddie Mac 4.00% 2048[11]	2,374	2,451
Freddie Mac 4.50% 2048[11]	38,284	39,973
Freddie Mac 3.00% 2049[11,12]	62,500	62,214
Freddie Mac 4.00% 2049[11]	100	103
Freddie Mac, Series 3061, Class PN, 5.50% 2035[11]	125	138
Freddie Mac, Series 3318, Class JT, 5.50% 2037[11]	317	343
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[11]	6,575	6,642
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[11]	4,300	4,283
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[11]	9,240	9,292
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[11]	276	237
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[11]	252	219
Government National Mortgage Assn. 5.00% 2048[11]	22,456	23,566
Government National Mortgage Assn. 4.00% 2049[11,12]	148,200	153,080
Government National Mortgage Assn. 4.50% 2049[11]	82,218	85,524
Government National Mortgage Assn. 4.50% 2049[11]	24,906	25,906
Government National Mortgage Assn. 4.50% 2049[11]	9,135	9,503
Government National Mortgage Assn. 4.50% 2049[11,12]	772	802
Government National Mortgage Assn. 5.00% 2049[11,12]	104,992	109,698
Government National Mortgage Assn. 5.00% 2049[11]	62,450	65,582
Government National Mortgage Assn. 5.00% 2049[11]	2,159	2,262
		2,397,454
Collateralized mortgage-backed obligations (privately originated) 0.09%
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[8,11]	4,225	4,260
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[2,4,11]	1,115	1,114
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,4,11]	3,500	3,504
		8,878
Commercial mortgage-backed securities 0.01%
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,11]	418	442
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[4,11]	189	189
		631
Total mortgage-backed obligations		2,406,963
Bonds & notes of governments & government agencies outside the U.S. 6.02%
Dominican Republic 5.95% 2027[2]	8,100	8,525
Greece (Hellenic Republic of) 3.45% 2024	€ 19,500	22,753
Italy (Republic of) 0.95% 2023	45,000	49,811
Italy (Republic of) 1.50% 2025	33,327	36,520
Italy (Republic of) 2.00% 2028	21,000	23,016
Japan, Series 20, 0.10% 2025[10]	¥11,396,250	106,199
Portuguese Republic 5.125% 2024	$ 79,065	86,310
Portuguese Republic 5.65% 2024	€ 20,000	28,410
Qatar (State of) 3.375% 2024[2]	$ 2,500	2,527
Qatar (State of) 4.50% 2028[2]	5,100	5,460
Qatar (State of) 4.00% 2029[2]	1,206	1,245
Qatar (State of) 5.103% 2048[2]	3,400	3,731
Qatar (State of) 4.817% 2049[2]	2,500	2,635
Saudi Arabia (Kingdom of) 2.875% 2023[2]	4,780	4,742
American Funds Insurance Series — Bond Fund — Page 117 of 193

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 4.00% 2025[2]	$ 4,485	$ 4,601
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	4,989
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	11,357
Spain (Kingdom of) 2.70% 2048	€ 7,250	8,941
United Mexican States 3.60% 2025	$11,500	11,523
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	157,311
United Mexican States, Series M, 5.75% 2026	527,500	24,033
		604,639
Municipals 1.98% Illinois 1.74%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$29,010	29,180
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,590	8,795
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	27,060	27,835
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	90,885	89,377
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,831
G.O. Bonds, Series 2013-B, 4.11% 2022	750	756
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,134
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	256
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,512
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,411
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	335
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,463
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	5,838	6,030
		174,915
Florida 0.14%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,400	14,478
California 0.07%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,777
Various Purpose G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,035
		6,812
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,542
Total municipals		198,747
Asset-backed obligations 1.87%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[11]	5,970	5,957
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[11]	1,985	1,986
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[11]	418	423
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[2,11]	5,700	5,678
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[2,11]	5,763	5,767
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[2,11]	1,046	1,046
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[2,11]	74	74
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[2,11]	840	840
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[11]	7,905	7,902
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[2,11]	5,501	5,503
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[11]	2,515	2,514
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[11]	2,480	2,492
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[11]	4,665	4,700
American Funds Insurance Series — Bond Fund — Page 118 of 193

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[2,11]	$ 3,794	$ 3,790
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[2,11]	128	128
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[2,11]	4,440	4,435
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[2,11]	6,000	6,001
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[2,11]	4,673	4,658
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[2,11]	1,762	1,765
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[2,11]	773	778
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[2,11]	8,100	8,077
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,11]	17,675	18,012
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[2,11]	1,500	1,531
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,11]	31,410	31,488
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[11]	520	518
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[11]	360	358
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 2.686% 2037[4,11]	1,347	92
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,4,11]	2,060	2,077
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[11]	700	699
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[11]	11,605	11,575
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[11]	3,955	3,949
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[11]	6,360	6,364
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[2,11]	1,583	1,560
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[2,11]	130	130
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[2,11]	17,555	17,502
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[2,11]	1,500	1,495
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[2,11]	2,000	1,994
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[2,11]	4,735	4,710
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[2,11]	2,450	2,435
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.491% 2026[2,4,11]	4,150	4,134
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[2,11]	2,500	2,496
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[2,11]	15	15
		187,648
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026	11,910	11,655
Total bonds, notes & other debt instruments (cost: $9,567,675,000)		9,686,773
Common stocks 0.01% Communication services 0.01%	Shares
Cumulus Media Inc., Class B8,13	13,561	244
Adelphia Recovery Trust, Series ACC-1[8,13,14]	2,409,545	1
		245
Energy 0.00%
Tribune Resources, Inc.[8,13]	83,079	233
Information technology 0.00%
Corporate Risk Holdings I, Inc.[8,13,14]	70,193	8
Corporate Risk Holdings Corp.[8,13,14,15]	355	— [7]
		8
Total common stocks (cost: $1,850,000)		486
American Funds Insurance Series — Bond Fund — Page 119 of 193

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Rights & warrants 0.00% Energy 0.00%	Shares	Value (000)
Tribune Resources, Inc., Class A, warrants, expire 2023[8,13,14]	112,665	$ 28
Tribune Resources, Inc., Class B, warrants, expire 2023[8,13,14]	87,629	16
Tribune Resources, Inc., Class C, warrants, expire 2023[8,13,14]	17,050	2
Ultra Petroleum Corp., warrants, expire 2025[13]	8,750	1
Total rights & warrants (cost: $18,000)		47
Short-term securities 8.60% Money market investments 8.08%
Capital Group Central Cash Fund	8,119,913	811,829
Bonds & notes of governments outside the U.S. 0.52%	Principal amount (000)
Italian Treasury Bill 0.53% due 8/14/2019	€ 46,400	52,075
Total short-term securities (cost: $865,527,000)		863,904
Total investment securities 105.03% (cost: $10,435,070,000)		10,551,210
Other assets less liabilities (5.03)%		(505,008)
Net assets 100.00%		$10,046,202
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 3/31/2019[17] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	8,969	July 2019	$1,793,800	$1,911,238	$ 6,551
5 Year Euro-Bobl Futures	Short	1,945	June 2019	€ (194,500)	(290,485)	(2,336)
5 Year U.S. Treasury Note Futures	Long	4,358	July 2019	$ 435,800	504,779	2,040
10 Year Euro-Bund Futures	Short	906	June 2019	€ (90,600)	(169,052)	(3,226)
10 Year U.S. Treasury Note Futures	Long	633	June 2019	$ 63,300	78,630	1,149
10 Year Ultra U.S. Treasury Note Futures	Short	1,440	June 2019	(144,000)	(191,205)	(3,903)
30 Year Euro-Buxl Futures	Long	269	June 2019	€ 26,900	57,833	2,891
30 Year Ultra U.S. Treasury Bond Futures	Long	449	June 2019	$ 44,900	75,432	2,880
						$6,046
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD138,440	EUR121,575	Citibank	4/3/2019	$ 2,005
USD66,095	JPY7,300,000	UBS AG	4/3/2019	202
USD13,057	MXN252,000	Citibank	4/3/2019	85
USD30,716	JPY3,430,000	HSBC Bank	4/8/2019	(258)
USD25,398	EUR22,400	Bank of America, N.A.	4/9/2019	247
JPY5,181,000	USD46,737	Citibank	4/11/2019	62
USD8,499	EUR7,494	Citibank	4/25/2019	74
USD2,832	EUR2,496	Morgan Stanley	4/25/2019	25
American Funds Insurance Series — Bond Fund — Page 120 of 193

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD2,840	EUR2,510	JPMorgan Chase	4/25/2019	$ 18
JPY5,300,000	USD48,118	Citibank	4/25/2019	(181)
USD124,662	MXN2,400,000	Citibank	5/6/2019	1,780
USD63,744	MXN1,220,000	HSBC Bank	5/7/2019	1,290
USD13,171	JPY1,445,000	UBS AG	5/9/2019	88
USD54,526	EUR46,000	Bank of America, N.A.	8/14/2019	2,319
				$7,756
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$ 31,600	$ 164	$ —	$ 164
3-month USD-LIBOR	2.194%	3/29/2024	31,900	146	—	146
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	114	—	114
6-month EURIBOR	0.9852%	10/17/2024	€ 25,000	(1,450)	—	(1,450)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(690)	—	(690)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(414)	—	(414)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	699	—	699
					$—	$(1,431)
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $911,424,000, which represented 9.07% of the net assets of the fund.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,283,000, which represented .01% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Amount less than one thousand.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,616,000, which represented .06% of the net assets of the fund.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,772,000, which represented .15% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Value determined using significant unobservable inputs.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings Corp.	8/31/2015	$—	$—	.00%
American Funds Insurance Series — Bond Fund — Page 121 of 193

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Key to abbreviations and symbols
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CLO = Collateralized Loan Obligations	JPY/¥ = Japanese yen
Dev. = Development	LIBOR = London Interbank Offered Rate
Econ. = Economic	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	TBA = To-be-announced
Fin. = Finance	USD/$ = U.S. dollars
G.O. = General Obligation
American Funds Insurance Series — Bond Fund — Page 122 of 193

Global Bond Fund
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 90.73% Euros 14.63%	Principal amount (000)	Value (000)
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€ 4,200	$ 5,313
Altria Group, Inc. 1.00% 2023	1,020	1,153
Altria Group, Inc. 1.70% 2025	1,600	1,821
Altria Group, Inc. 2.20% 2027	1,600	1,821
Aviva PLC, junior subordinated 6.125% 2043 (5 year EUR Mid Swap + 5.13% on 7/5/2023)[1]	1,500	1,945
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EUR Mid Swap + 2.55% on 4/11/2019)[1]	3,300	3,705
Banque Centrale de Tunisie 6.75% 2023	2,295	2,504
Barclays Bank PLC 6.00% 2021	1,000	1,223
Barclays Bank PLC 6.625% 2022	1,070	1,386
Belgium (Kingdom of), Series 82, 0.50% 2024	6,275	7,304
CaixaBank, SA 3.50% 2027 (5 year EUR Mid Swap + 3.35% on 2/15/2022)[1]	1,500	1,761
CaixaBank, SA 2.25% 2030[1]	2,400	2,590
Canada 3.50% 2020	2,500	2,893
Cote d’Ivoire (Republic of) 5.25% 2030	900	968
Deutsche Telekom International Finance BV 7.50% 2033	200	384
Egypt (Arab Republic of) 5.625% 2030	745	806
European Financial Stability Facility 0.40% 2025	6,000	6,901
French Republic O.A.T. 1.00% 2027	15,125	18,249
French Republic O.A.T. 2.00% 2048	1,490	1,959
Germany (Federal Republic of) 0.10% 2026[2]	5,839	7,264
Germany (Federal Republic of) 6.25% 2030	1,800	3,406
Germany (Federal Republic of) 4.75% 2040	200	425
Germany (Federal Republic of) 2.50% 2046	2,400	4,037
Germany (Federal Republic of) 1.25% 2048	5,250	6,966
Greece (Hellenic Republic of) 3.45% 2024	19,210	22,414
Greece (Hellenic Republic of) 3.375% 2025	9,060	10,379
Greece (Hellenic Republic of) 3.75% 2028	2,884	3,272
Greece (Hellenic Republic of) 3.875% 2029	15,400	17,483
Greece (Hellenic Republic of) 3.90% 2033	3,615	3,962
Greece (Hellenic Republic of) 4.00% 2037	3,770	4,021
Greece (Hellenic Republic of) 4.20% 2042	3,759	4,001
Groupe BPCE SA 4.625% 2023	1,200	1,557
Groupe BPCE SA 2.75% 2026 (5 year EUR Mid Swap + 1.83% on 7/8/2021)[1]	4,000	4,681
Hungary 3.875% 2020	1,000	1,164
Intesa Sanpaolo SpA 6.625% 2023	510	681
Ireland (Republic of) 0% 2022	12,700	14,386
Israel (State of) 1.50% 2029	1,600	1,877
Italy (Republic of) 0.10% 2023[2]	19,516	21,486
Italy (Republic of) 1.85% 2024	18,500	20,942
Italy (Republic of) 2.05% 2027	5,330	5,886
Italy (Republic of) 2.80% 2028	35,860	41,368
Kazahkstan (Republic of) 1.55% 2023	1,245	1,443
Lloyds Banking Group PLC 6.50% 2020	1,090	1,295
Lloyds Banking Group PLC 1.75% 2028[1]	2,400	2,653
Rabobank Nederland 2.50% 2026 (5 year EUR Mid Swap + 1.40% on 5/26/2021)[1]	2,400	2,805
Republic of Latvia 1.875% 2049	2,745	3,137
American Funds Insurance Series — Global Bond Fund — Page 123 of 193

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Romania 2.875% 2029	€ 6,095	$ 6,930
Romania 3.50% 2034	835	936
Romania 3.875% 2035	2,810	3,282
Romania 3.375% 2038	4,170	4,554
Romania 4.125% 2039	1,550	1,810
Romania 4.625% 2049	7,345	8,553
Russian Federation 2.875% 2025	1,500	1,738
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	2,275	2,749
UniCredit SpA 5.75% 2025[1]	900	1,062
		309,291
Japanese yen 12.43%
Japan, Series 395, 0.10% 2020	¥5,380,000	48,767
Japan, Series 394, 0.10% 2020	840,000	7,613
Japan, Series 134, 0.10% 2022	550,000	5,020
Japan, Series 19, 0.10% 2024[2]	2,421,446	22,565
Japan, Series 18, 0.10% 2024[2]	1,953,216	18,166
Japan, Series 337, 0.30% 2024	1,038,750	9,646
Japan, Series 336, 0.50% 2024	800,000	7,512
Japan, Series 20, 0.10% 2025[2]	678,710	6,325
Japan, Series 340, 0.40% 2025	435,000	4,083
Japan, Series 21, 0.10% 2026[2]	986,310	9,253
Japan, Series 344, 0.10% 2026	605,000	5,586
Japan, Series 346, 0.10% 2027	3,125,000	28,873
Japan, Series 23, 0.10% 2028[2]	1,394,098	13,130
Japan, Series 116, 2.20% 2030	1,735,000	19,511
Japan, Series 145, 1.70% 2033	2,210,000	24,428
Japan, Series 21, 2.30% 2035	720,000	8,722
Japan, Series 42, 1.70% 2044	450,000	5,271
Japan, Series 57, 0.80% 2047	969,050	9,459
Japan, Series 59, 0.70% 2048	930,000	8,851
		262,781
Mexican pesos 3.81%
Petróleos Mexicanos 7.19% 2024	MXN7,073	307
Petróleos Mexicanos 7.47% 2026	91,927	3,824
United Mexican States, Series M, 8.00% 2020	92,500	4,783
United Mexican States, Series M, 6.50% 2022	171,100	8,498
United Mexican States, Series M, 8.00% 2023	301,000	15,623
United Mexican States, Series M, 5.75% 2026	444,500	20,251
United Mexican States, Series M, 7.50% 2027	503,000	25,118
United Mexican States, Series M, 7.75% 2042	44,900	2,151
		80,555
Danish kroner 3.21%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[3]	DKr104,418	16,250
Nykredit Realkredit AS, Series 01E, 2.00% 2037[3]	21,058	3,342
Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]	300,052	46,324
Nykredit Realkredit AS, Series 01E, 2.50% 2047[3]	12,289	1,948
		67,864
British pounds 2.12%
Aviva PLC, junior subordinated 6.875% 2058[1]	£ 470	778
AXA SA, junior subordinated 5.453% (undated)[1]	300	420
France Télécom 5.375% 2050	300	566
American Funds Insurance Series — Global Bond Fund — Page 124 of 193

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Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 7.625% 2025	£ 655	$ 1,090
United Kingdom 1.75% 2022	5,700	7,698
United Kingdom 2.25% 2023	1,550	2,156
United Kingdom 2.75% 2024	1,210	1,744
United Kingdom 1.25% 2027	5,925	7,929
United Kingdom 4.25% 2027	2,800	4,670
United Kingdom 3.25% 2044	4,440	7,775
United Kingdom 3.50% 2045	890	1,633
United Kingdom 1.50% 2047	6,490	8,343
		44,802
Indian rupees 1.93%
India (Republic of) 8.83% 2023	INR811,200	12,584
India (Republic of) 7.35% 2024	30,000	440
India (Republic of) 6.97% 2026	431,000	6,108
India (Republic of) 7.59% 2026	438,600	6,434
India (Republic of) 6.79% 2027	525,000	7,286
India (Republic of) 7.59% 2029	95,800	1,389
India (Republic of) 7.61% 2030	167,270	2,434
India (Republic of) 7.88% 2030	25,000	370
National Highways Authority of India 7.17% 2021	220,000	3,138
National Highways Authority of India 7.27% 2022	50,000	720
		40,903
Chinese yuan renminbi 1.87%
China Development Bank Corp., Series 1806, 4.73% 2025	CNY102,000	16,023
China Development Bank Corp., Series 1814, 4.15% 2025	70,000	10,650
China Development Bank Corp., Series 1805, 4.04% 2028	10,000	1,526
China Development Bank Corp., Series 1805, 4.88% 2028	70,200	11,261
		39,460
Thai baht 1.18%
Thailand (Kingdom of) 1.875% 2022	THB258,200	8,137
Thailand (Kingdom of) 3.85% 2025	65,000	2,249
Thailand (Kingdom of) 2.125% 2026	257,750	8,010
Thailand (Kingdom of) 3.30% 2038	201,000	6,653
		25,049
South African rand 0.97%
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR19,900	1,522
South Africa (Republic of), Series R-214, 6.50% 2041	168,450	8,272
South Africa (Republic of), Series R-2044, 8.75% 2044	112,800	7,083
South Africa (Republic of), Series R-2048, 8.75% 2048	58,290	3,649
		20,526
Polish zloty 0.95%
Poland (Republic of), Series 1021, 5.75% 2021	PLN44,980	12,901
Poland (Republic of), Series 0922, 5.75% 2022	24,500	7,201
		20,102
Israeli shekels 0.94%
Israel (State of) 2.00% 2027	ILS28,300	8,026
Israel (State of) 5.50% 2042	29,300	11,783
		19,809
American Funds Insurance Series — Global Bond Fund — Page 125 of 193

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Bonds, notes & other debt instruments (continued) Brazilian reais 0.89%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 0% 2021	BRL14,000	$ 3,041
Brazil (Federative Republic of) 0% 2022	36,000	7,186
Brazil (Federative Republic of) 10.00% 2025	31,600	8,595
		18,822
Indonesian rupiah 0.76%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR18,142,000	1,156
Indonesia (Republic of), Series 78, 8.25% 2029	80,188,000	5,896
Indonesia (Republic of), Series 74, 7.50% 2032	43,000,000	2,899
Indonesia (Republic of), Series 65, 6.625% 2033	5,280,000	326
Indonesia (Republic of), Series 68, 8.375% 2034	79,720,000	5,761
		16,038
Chilean pesos 0.70%
Chile (Banco Central de) 4.00% 2023	CLP6,285,000	9,353
Chile (Banco Central de) 4.50% 2026	3,660,000	5,563
		14,916
Australian dollars 0.65%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$10,150	8,215
Australia (Commonwealth of), Series 133, 5.50% 2023	6,625	5,463
		13,678
Canadian dollars 0.53%
Canada 1.00% 2022	C$1,050	772
Canada 2.25% 2025	9,450	7,364
Canadian Government 2.75% 2048	3,500	3,123
		11,259
Colombian pesos 0.42%
Colombia (Republic of), Series B, 6.25% 2025	COP28,060,000	8,924
South Korean won 0.38%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW8,658,930	7,941
Malaysian ringgits 0.32%
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR1,250	311
Malaysia (Federation of), Series 0310, 4.498% 2030	25,120	6,462
		6,773
Norwegian kroner 0.30%
Norway (Kingdom of) 3.75% 2021	NKr52,500	6,406
Turkish lira 0.21%
Turkey (Republic of) 9.50% 2022	TRY540	72
Turkey (Republic of) 10.70% 2022	9,240	1,230
Turkey (Republic of) 11.00% 2022	22,320	3,110
		4,412
Peruvian nuevos soles 0.14%
Peru (Republic of) 6.15% 2032	PEN9,400	2,985
American Funds Insurance Series — Global Bond Fund — Page 126 of 193

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Bonds, notes & other debt instruments (continued) Uruguayan pesos 0.12%	Principal amount (000)	Value (000)
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	$2,485
Argentine pesos 0.11%
Argentine Republic 2.50% 2021[2]	ARS109,937	2,153
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 51.138% 2028[4]	13,568	272
		2,425
Russian rubles 0.08%
Russian Federation 7.00% 2023	RUB120,000	1,773
U.S. dollars 41.08%
Abbott Laboratories 2.90% 2021	$ 420	422
Abbott Laboratories 3.40% 2023	137	140
Abbott Laboratories 3.75% 2026	793	825
AbbVie Inc. 2.50% 2020	3,155	3,146
AbbVie Inc. 2.90% 2022	1,170	1,168
AbbVie Inc. 3.20% 2022	200	202
AbbVie Inc. 3.20% 2026	2,007	1,955
AbbVie Inc. 4.50% 2035	410	403
ACE INA Holdings Inc. 2.30% 2020	180	179
ACE INA Holdings Inc. 2.875% 2022	195	197
ACE INA Holdings Inc. 3.35% 2026	195	199
ACE INA Holdings Inc. 4.35% 2045	425	464
ADT Corp. 3.50% 2022	425	411
AES Corp. 5.50% 2025	450	468
Aetna Inc. 2.80% 2023	340	334
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	180
Allergan PLC 3.00% 2020	2,820	2,819
Allergan PLC 3.80% 2025	2,809	2,849
Allergan PLC 4.75% 2045	130	130
Allison Transmission Holdings, Inc. 5.00% 2024[5]	455	456
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[4,6]	650	627
Altria Group, Inc. 4.50% 2043	191	172
Altria Group, Inc. 5.95% 2049	131	141
Amazon.com, Inc. 2.80% 2024	2,920	2,928
Amazon.com, Inc. 3.15% 2027	980	989
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	475	463
American Campus Communities, Inc. 3.75% 2023	1,810	1,836
American Campus Communities, Inc. 4.125% 2024	1,195	1,223
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.233% 2019[4,5]	150	60
American Energy (Permian Basin) 7.125% 2020[5]	1,295	505
American Energy (Permian Basin) 7.375% 2021[5]	340	133
Amgen Inc. 1.85% 2021	420	412
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,326
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,068
Anheuser-Busch InBev NV 4.75% 2029	1,975	2,105
Apple Inc. 2.50% 2022	1,200	1,199
Apple Inc. 3.35% 2027	1,075	1,098
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 2025[4,6]	80	81
Argentine Republic 6.875% 2021	3,575	3,273
Argentine Republic 7.50% 2026	2,200	1,872
Argentine Republic 6.875% 2048	1,695	1,252
American Funds Insurance Series — Global Bond Fund — Page 127 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[4,6]	$ 210	$ 211
Associated Materials, LLC 9.00% 2024[5]	465	459
AstraZeneca PLC 3.50% 2023	2,700	2,757
AT&T Inc. 4.250% 2027	3,775	3,889
Autoridad del Canal de Panama 4.95% 2035[5]	1,000	1,069
Avis Budget Group, Inc. 5.50% 2023	740	748
Avon Products, Inc. 7.875% 2022[5]	415	432
B&G Foods, Inc. 4.625% 2021	50	50
B&G Foods, Inc. 5.25% 2025	225	217
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[1,5]	880	862
Bank of America Corp. 2.625% 2020	1,550	1,547
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	1,400	1,423
Bayer AG 3.375% 2024[5]	840	822
Bayer US Finance II LLC 3.875% 2023[5]	900	908
Bayer US Finance II LLC 4.25% 2025[5]	203	205
Becton, Dickinson and Co. 2.675% 2019	353	352
Becton, Dickinson and Co. 3.70% 2027	1,430	1,427
Blackstone CQP Holdco LP 6.50% 2021[5,7]	2,945	2,945
Brandywine Operating Partnership, LP 3.95% 2023	190	194
British American Tobacco International Finance PLC 2.75% 2020[5]	530	528
British American Tobacco International Finance PLC 3.50% 2022[5]	385	387
British American Tobacco PLC 3.557% 2027	1,545	1,466
British American Tobacco PLC 4.39% 2037	2,400	2,171
Cablevision Systems Corp. 6.75% 2021	950	1,018
Calpine Corp. 5.25% 2026[5]	680	679
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[5]	825	846
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	475	499
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,563
Centene Corp. 4.75% 2022	540	551
Centene Corp. 4.75% 2025	425	435
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[3]	119	121
CenturyLink, Inc. 6.75% 2023	800	837
CenturyLink, Inc., Series T, 5.80% 2022	325	334
CF Industries, Inc. 4.95% 2043	545	469
Chemours Co. 6.625% 2023	655	680
Chesapeake Energy Corp. 4.875% 2022	915	906
Chesapeake Energy Corp. 5.75% 2023	460	450
Chesapeake Energy Corp. 8.00% 2027	190	188
Cigna Corp. 3.40% 2021[5]	750	758
Cigna Corp. 4.125% 2025[5]	830	860
Citigroup Inc. 2.55% 2019	2,800	2,800
Citigroup Inc. 2.35% 2021	1,500	1,483
Cleveland-Cliffs Inc. 4.875% 2024[5]	950	945
Cleveland-Cliffs Inc. 5.75% 2025	1,350	1,296
CMS Energy Corp. 5.05% 2022	392	414
CMS Energy Corp. 3.875% 2024	100	103
CMS Energy Corp. 3.00% 2026	1,200	1,174
Colombia (Republic of) 3.875% 2027	350	356
Columbia (Republic of) 4.50% 2029	1,165	1,232
Columbia (Republic of) 5.20% 2049	2,420	2,607
Columbia Pipeline Partners LP 3.30% 2020	85	85
Comcast Corp. 3.95% 2025	2,610	2,733
Compass Diversified Holdings 8.00% 2026[5]	440	458
Comstock Resources, Inc. 9.75% 2026[5]	500	462
American Funds Insurance Series — Global Bond Fund — Page 128 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 4.30% 2024	$2,380	$2,468
Concordia International Corp. 8.00% 2024	47	44
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 2024[4,6]	132	125
CONSOL Energy Inc. 5.875% 2022	1,624	1,628
Consolidated Energy Finance SA 6.50% 2026[5]	185	185
Consumers Energy Co. 3.375% 2023	345	354
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	10	11
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	45	46
Convey Park Energy LLC 7.50% 2025[5]	275	256
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	1,385	1,395
Crédit Agricole SA 4.375% 2025[5]	1,100	1,122
CVR Partners, LP 9.25% 2023[5]	175	184
CVS Health Corp. 2.80% 2020	430	430
CVS Health Corp. 3.125% 2020	1,000	1,003
CVS Health Corp. 3.35% 2021	520	524
CVS Health Corp. 3.50% 2022	430	436
CVS Health Corp. 3.70% 2023	710	722
CVS Health Corp. 4.10% 2025	670	689
CVS Health Corp. 4.30% 2028	778	790
CVS Health Corp. 5.05% 2048	716	723
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	2,100	2,055
DaimlerChrysler North America Holding Corp. 2.875% 2021[5]	2,275	2,271
DaimlerChrysler North America Holding Corp. 3.00% 2021[5]	6,425	6,427
Danske Bank AS 2.70% 2022[5]	1,400	1,364
DaVita HealthCare Partners Inc. 5.00% 2025	380	366
DCP Midstream Operating LP 4.95% 2022	390	400
Deutsche Telekom International Finance BV 1.95% 2021[5]	575	562
Deutsche Telekom International Finance BV 2.82% 2022[5]	1,675	1,671
Deutsche Telekom International Finance BV 4.375% 2028[5]	890	927
Deutsche Telekom International Finance BV 9.25% 2032	1,930	2,808
Devon Energy Corp. 3.25% 2022	170	171
Diamond Offshore Drilling, Inc. 7.875% 2025	350	339
Diamond Offshore Drilling, Inc. 4.875% 2043	675	430
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.25% 2023[4,6]	116	109
Dominican Republic 7.50% 2021[5]	2,000	2,080
Dominican Republic 5.50% 2025[5]	1,375	1,418
Dominican Republic 8.625% 2027[5]	225	264
DP World Crescent 4.848% 2028[5]	550	576
Duke Energy Corp. 3.75% 2024	550	568
Duke Energy Corp. 2.65% 2026	2,695	2,571
Duke Energy Progress, LLC 3.70% 2028	1,225	1,280
Dun & Bradstreet Corp. 6.875% 2026[5]	205	210
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.49% 2026[4,6]	225	223
Egypt (Arab Republic of) 5.75% 2020	1,800	1,824
Egypt (Arab Republic of) 7.50% 2027[5]	2,200	2,309
Electricité de France SA 6.95% 2039[5]	625	793
EMD Finance LLC 2.40% 2020[5]	1,485	1,479
EMD Finance LLC 2.95% 2022[5]	225	224
EMD Finance LLC 3.25% 2025[5]	2,950	2,910
Enbridge Energy Partners, LP 4.375% 2020	480	491
Enbridge Energy Partners, LP 5.20% 2020	1,175	1,201
Enbridge Inc. 4.00% 2023	600	623
Enbridge Inc. 4.25% 2026	655	684
Enbridge Inc. 3.70% 2027	754	753
Endo International PLC 5.75% 2022[5]	1,155	1,102
American Funds Insurance Series — Global Bond Fund — Page 129 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 2.75% 2023[5]	$ 5,000	$ 4,845
Enel Finance International SA 3.625% 2027[5]	2,375	2,277
Enel Finance International SA 3.50% 2028[5]	1,800	1,695
Energy Transfer Operating, LP 5.875% 2024	325	356
Energy Transfer Partners, LP 4.00% 2027	1,490	1,480
Energy Transfer Partners, LP 4.20% 2027	110	111
Energy Transfer Partners, LP 6.00% 2048	70	76
Enersis Américas SA 4.00% 2026	650	644
Ensco PLC 7.75% 2026	725	615
Ensco PLC 5.75% 2044	455	295
Essex Portfolio LP 3.50% 2025	2,835	2,846
Essex Portfolio LP 3.375% 2026	885	876
Euramax International, Inc. 12.00% 2020[5]	650	662
European Investment Bank 2.25% 2022	700	699
Exelon Corp. 3.497% 2022[1]	525	531
Exelon Corp. 3.40% 2026	1,465	1,466
Extraction Oil & Gas, Inc. 5.625% 2026[5]	400	309
Exxon Mobil Corp. 2.222% 2021	570	568
Fannie Mae 3.50% 2042[3]	688	704
Fannie Mae 3.50% 2042[3]	334	341
Fannie Mae 3.50% 2042[3]	225	231
Fannie Mae 4.00% 2048[3]	4,722	4,867
Fannie Mae 4.00% 2048[3]	149	153
Fannie Mae 3.50% 2049[3,9]	22,169	22,478
Fannie Mae 3.50% 2049[3]	1,786	1,813
Fannie Mae 4.00% 2049[3]	35,947	37,021
Fannie Mae 4.00% 2049[3]	35,209	36,267
Fannie Mae 4.00% 2049[3]	396	408
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[3]	1,858	1,837
First Quantum Minerals Ltd. 7.25% 2023[5]	875	857
First Quantum Minerals Ltd. 7.50% 2025[5]	1,875	1,809
First Quantum Minerals Ltd. 6.875% 2026[5]	525	489
FirstEnergy Corp. 3.90% 2027	3,915	3,979
FirstEnergy Corp. 3.50% 2028[5]	645	635
FirstEnergy Corp. 4.85% 2047	380	409
Ford Motor Credit Co. 2.597% 2019	2,020	2,014
France Télécom 9.00% 2031[1]	2,434	3,527
Freddie Mac 3.781% 2049[3,4]	7,160	7,378
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	10	10
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	44	38
Freeport-McMoRan Inc. 3.55% 2022	1,275	1,264
Frontier Communications Corp. 10.50% 2022	125	96
Frontier Communications Corp. 11.00% 2025	2,890	1,919
FS Energy and Power Fund 7.50% 2023[5]	325	334
General Mills, Inc. 3.20% 2021	455	459
Genesis Energy, LP 6.75% 2022	683	702
Genesis Energy, LP 6.50% 2025	150	147
Gogo Inc. 12.50% 2022[5]	2,260	2,446
Goldman Sachs Group, Inc. 2.00% 2019	850	850
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,188
Goldman Sachs Group, Inc. 3.20% 2023	2,152	2,157
Goldman Sachs Group, Inc. 3.50% 2025	5,190	5,179
Goldman Sachs Group, Inc. 3.75% 2026	580	583
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[1]	4,040	4,138
Goldman Sachs Group, Inc. 4.75% 2045	1,805	1,926
American Funds Insurance Series — Global Bond Fund — Page 130 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 5.70% 2023[5]	$1,800	$1,921
H.I.G. Capital, LLC 6.75% 2024[5]	318	300
Halliburton Co. 3.80% 2025	870	891
Hanesbrands Inc. 4.625% 2024[5]	85	86
Hanesbrands Inc. 4.875% 2026[5]	350	347
Hardwoods Acquisition Inc. 7.50% 2021[5]	228	142
Harris Corp. 2.70% 2020	155	154
HCA Inc. 5.875% 2023	250	267
HealthSouth Corp. 5.75% 2025	745	761
Hertz Global Holdings Inc. 7.625% 2022[5]	1,070	1,098
Holcim Ltd. 5.15% 2023[5]	1,290	1,361
Honduras (Republic of) 8.75% 2020	2,155	2,322
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	1,180	1,175
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[1]	305	311
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,309
HUB International Ltd. 7.00% 2026[5]	220	218
Humana Inc. 3.85% 2024	1,000	1,020
Husky Energy Inc. 7.25% 2019	250	258
Hyundai Capital America 2.55% 2020[5]	2,580	2,562
Hyundai Capital America 3.25% 2022[5]	250	249
Hyundai Capital Services Inc. 2.625% 2020[5]	500	496
Hyundai Capital Services Inc. 3.75% 2023[5]	2,450	2,480
Icahn Enterprises Finance Corp. 6.25% 2022	575	591
Imperial Tobacco Finance PLC 3.50% 2023[5]	2,000	2,000
Indonesia (Republic of) 3.75% 2022	1,110	1,126
Indonesia (Republic of) 4.75% 2026	3,500	3,704
Infor Software 7.125% 2021[5,10]	450	453
Inmarsat PLC 4.875% 2022[5]	1,500	1,530
Intelsat Jackson Holding Co. 8.50% 2024[5]	1,350	1,320
International Paper Co. 7.30% 2039	600	759
Intesa Sanpaolo SpA 5.017% 2024[5]	3,270	3,164
Iraq (Republic of) 6.752% 2023[5]	545	554
Jaguar Holding Co. 6.375% 2023[5]	375	383
Jonah Energy LLC 7.25% 2025[5]	350	187
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	1,035	1,017
JPMorgan Chase & Co. 2.55% 2021	6,039	6,024
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[1]	1,700	1,697
JPMorgan Chase & Co. 3.25% 2022	1,000	1,015
Kenya (Republic of) 5.875% 2019	700	702
Keurig Dr Pepper Inc. 4.597% 2028[5]	2,740	2,859
Keurig Dr Pepper Inc. 5.085% 2048[5]	1,075	1,104
Kinetic Concepts, Inc. 12.50% 2021[5]	310	336
Korea Housing Finance Corp. 2.50% 2020[3,5]	2,250	2,231
Korea Housing Finance Corp. 2.00% 2021[3,5]	2,525	2,471
Kraft Heinz Co. 4.375% 2046	825	718
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[4,6]	650	661
Kuwait (State of) 2.75% 2022[5]	3,550	3,553
Liberty Global PLC 5.50% 2028[5]	250	250
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)[4,6,10]	819	607
Lima Metro Line Finance Ltd. 5.875% 2034[5]	2,000	2,063
Limited Brands, Inc. 5.25% 2028	160	143
Limited Brands, Inc. 6.875% 2035	35	30
Lockheed Martin Corp. 2.50% 2020	205	204
LSB Industries, Inc. 9.625% 2023[5]	435	452
American Funds Insurance Series — Global Bond Fund — Page 131 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc. 8.75% 2023[5]	$ 275	$ 292
Mallinckrodt PLC 4.875% 2020[5]	1,210	1,210
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2024[4,6]	391	391
McDonald’s Corp. 3.35% 2023	1,420	1,451
Medtronic, Inc. 3.50% 2025	3,500	3,618
Meredith Corp. 6.875% 2026	275	291
Meritage Homes Corp. 5.125% 2027	375	365
MGM Resorts International 7.75% 2022	200	221
Microsoft Corp. 2.40% 2026	2,688	2,611
Molina Healthcare, Inc. 5.375% 2022	1,375	1,433
Molina Healthcare, Inc. 4.875% 2025[5]	482	478
Morgan Stanley 3.875% 2026	1,580	1,618
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[1]	2,600	2,747
Morocco (Kingdom of) 5.50% 2042	3,100	3,333
Navient Corp. 5.50% 2023	2,070	2,080
Navient Corp. 6.125% 2024	175	176
Neon Holdings, Inc. 10.125% 2026[5]	155	158
NGL Energy Partners LP 6.125% 2025	860	834
Niagara Mohawk Power Corp. 3.508% 2024[5]	180	185
Nigeria (Republic of) 6.50% 2027[5]	465	461
Noble Corp. PLC 7.95% 2025[1]	450	391
Noble Corp. PLC 8.95% 2045[1]	400	314
Nova Chemicals Corp. 5.25% 2027[5]	525	517
Novelis Corp. 5.875% 2026[5]	175	175
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[5,10]	12	3
Oracle Corp. 2.65% 2026	2,327	2,254
Oracle Corp. 3.25% 2027	1,880	1,893
Owens & Minor, Inc. 3.875% 2021	725	580
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.989% 2025[4,6]	358	274
Pacific Gas and Electric Co. 2.95% 2026[11]	590	519
Pacific Gas and Electric Co. 3.30% 2027[11]	659	580
Pacific Gas and Electric Co. 4.65% 2028[5,11]	542	501
Pacific Gas and Electric Co. 6.35% 2038[11]	1,566	1,582
Pacific Gas and Electric Co. 3.95% 2047	1,250	1,009
Pakistan (Islamic Republic of) 6.75% 2019	1,900	1,921
Pakistan (Islamic Republic of) 5.50% 2021[5]	3,535	3,539
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,397
Panama (Republic of) 4.50% 2050	1,230	1,287
Par Pharmaceutical Companies Inc. 7.50% 2027[5]	570	579
Paraguay (Republic of) 4.625% 2023	947	979
Paraguay (Republic of) 5.00% 2026	235	248
Paraguay (Republic of) 4.70% 2027[5]	350	365
Paraguay (Republic of) 5.60% 2048[5]	2,340	2,512
Peabody Energy Corp. 6.00% 2022[5]	225	228
Pernod Ricard SA 4.45% 2022[5]	730	759
Peru (Republic of) 5.625% 2050	280	360
Petróleos Mexicanos 8.00% 2019	3,550	3,570
Petróleos Mexicanos 6.50% 2027	2,675	2,693
Petróleos Mexicanos 6.35% 2048	927	822
Petsmart, Inc. 5.875% 2025[5]	2,320	1,955
Petsmart, Inc. 8.875% 2025[5]	365	275
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.49% 2022[4,6]	719	647
Pisces Parent LLC 8.00% 2026[5]	500	451
PNC Bank 2.40% 2019	1,225	1,223
PNC Bank 2.30% 2020	865	861
American Funds Insurance Series — Global Bond Fund — Page 132 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PNC Bank 2.60% 2020	$ 275	$ 275
Poland (Republic of) 4.00% 2024	980	1,026
Poland (Republic of) 3.25% 2026	4,590	4,669
Progress Energy, Inc. 7.75% 2031	550	750
Prologis, Inc. 4.25% 2023	2,075	2,195
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	1,020	1,062
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[5]	385	416
Puget Energy, Inc. 6.50% 2020	335	354
Puget Energy, Inc. 6.00% 2021	1,023	1,088
Puget Energy, Inc. 5.625% 2022	480	512
Qatar (State of) 3.875% 2023[5]	475	489
Qatar (State of) 4.50% 2028[5]	3,205	3,431
Qatar (State of) 5.103% 2048[5]	530	582
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[5,10,11]	2,164	811
Quebec (Province of) 2.375% 2022	1,748	1,746
R.R. Donnelley & Sons Co. 6.50% 2023	225	231
Rabobank Nederland 4.625% 2023	2,180	2,280
Rayonier Advanced Materials Inc. 5.50% 2024[5]	425	401
Realogy Corp. 5.25% 2021[5]	225	227
Realogy Corp. 4.875% 2023[5]	405	379
Realogy Corp. 9.375% 2027[5]	275	282
Reynolds American Inc. 3.25% 2020	640	641
Reynolds American Inc. 4.00% 2022	455	465
Reynolds American Inc. 4.45% 2025	2,115	2,175
Roche Holdings, Inc. 2.875% 2021[5]	1,250	1,257
Romania 5.125% 2048[5]	3,185	3,184
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 2023[4,6,8,12]	491	491
Ryerson Inc. 11.00% 2022[5]	635	672
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	723
Santander Holdings USA, Inc. 4.45% 2021	3,750	3,863
Saudi Arabia (Kingdom of) 2.894% 2022[5]	1,900	1,891
Saudi Arabia (Kingdom of) 3.628% 2027[5]	1,900	1,896
Saudi Arabia (Kingdom of) 3.625% 2028[5]	3,840	3,814
Scentre Group 3.50% 2025[5]	210	210
Scentre Group 3.75% 2027[5]	110	110
Schlumberger BV 4.00% 2025[5]	935	965
Scientific Games Corp. 8.25% 2026[5]	245	251
Shell International Finance BV 1.375% 2019	2,000	1,988
Shell International Finance BV 1.75% 2021	1,740	1,707
Shell International Finance BV 3.50% 2023	3,808	3,941
Shire PLC 1.90% 2019	2,000	1,992
Shire PLC 2.40% 2021	3,930	3,887
Shire PLC 2.875% 2023	818	809
Shire PLC 3.20% 2026	405	392
Sirius XM Radio Inc. 3.875% 2022[5]	550	549
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,242
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,095
South Africa (Republic of) 5.50% 2020	1,900	1,933
Springleaf Finance Corp. 6.125% 2024	250	256
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,900	1,933
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,600	1,600
Staples Inc. 8.50% 2025[5]	260	285
Starwood Property Trust, Inc. 5.00% 2021	350	360
State Grid Overseas Investment Ltd. 3.50% 2027[5]	5,600	5,622
Statoil ASA 3.70% 2024	1,950	2,042
American Funds Insurance Series — Global Bond Fund — Page 133 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Statoil ASA 4.25% 2041	$ 1,000	$ 1,067
Sunoco LP 4.875% 2023	130	132
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.582% on 4/2/2029)[1,5]	800	812
Takeda Pharmaceutical Co., Ltd. 3.80% 2020[5]	1,625	1,650
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[5]	2,075	2,183
Talen Energy Corp. 9.50% 2022[5]	435	470
Talen Energy Corp. 10.50% 2026[5]	105	110
Team Health Holdings, Inc. 6.375% 2025[5]	620	506
Teco Finance, Inc. 5.15% 2020	75	77
Teekay Corp. 8.50% 2020	1,325	1,338
Teekay Offshore Partners LP 8.50% 2023[5]	550	542
Tenet Healthcare Corp. 4.75% 2020	175	178
Tenet Healthcare Corp. 6.00% 2020	430	447
Tenet Healthcare Corp. 4.375% 2021	925	946
Tenet Healthcare Corp. 4.50% 2021	825	841
Tenet Healthcare Corp. 4.625% 2024	421	424
Teva Pharmaceutical Finance Co. BV 2.20% 2021	270	258
Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,280	1,143
Teva Pharmaceutical Finance Co. BV 6.00% 2024	505	507
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,420	1,981
Transocean Inc. 9.00% 2023[5]	319	341
Trilogy International Partners, LLC 8.875% 2022[5]	950	924
Tronox Ltd. 6.50% 2026[5]	575	551
Turkey (Republic of) 7.00% 2020	1,800	1,820
Turkey (Republic of) 6.25% 2022	1,880	1,859
Turkey (Republic of) 7.25% 2023	1,085	1,095
U.S. Treasury 2.50% 2020	7,900	7,912
U.S. Treasury 2.50% 2022	3,625	3,653
U.S. Treasury 2.625% 2023	6,900	7,003
U.S. Treasury 1.875% 2024[13]	9,400	9,218
U.S. Treasury 2.75% 2025	10,140	10,408
U.S. Treasury 2.875% 2025	5,400	5,589
U.S. Treasury 2.25% 2027	9,000	8,913
U.S. Treasury 2.75% 2028[13]	44,950	46,276
U.S. Treasury 2.875% 2028[13]	43,500	45,244
U.S. Treasury 2.875% 2028	19,850	20,639
U.S. Treasury 3.125% 2028	2,000	2,124
U.S. Treasury 2.625% 2029	6,023	6,141
U.S. Treasury 2.75% 2047[13]	13,000	12,836
U.S. Treasury 3.00% 2048[13]	23,800	24,687
U.S. Treasury 3.00% 2048	8,375	8,682
U.S. Treasury 3.00% 2049[13]	11,220	11,645
U.S. Treasury Inflation-Protected Security 0.125% 2024[2,13]	7,208	7,124
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	23,602	23,847
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	1,488	1,473
U.S. Treasury Inflation-Protected Security 0.375% 2025[2,13]	5,838	5,839
U.S. Treasury Inflation-Protected Security 2.375% 2025[2,13]	1,536	1,707
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	696	679
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	1,314	1,239
U.S. Treasury Inflation-Protected Security 1.375% 2044[2,13]	5,724	6,340
Uber Technologies, Inc. 8.00% 2026[5]	400	427
Ultra Petroleum Corp. 11.00% 2024[10]	618	368
UniCredit SpA 3.75% 2022[5]	1,750	1,744
UniCredit SpA 4.625% 2027[5]	2,890	2,839
American Funds Insurance Series — Global Bond Fund — Page 134 of 193

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Unisys Corp. 10.75% 2022[5]	$ 325	$ 360
United Mexican States 4.15% 2027	1,910	1,945
United Technologies Corp. 4.125% 2028	1,900	1,982
UnitedHealth Group Inc. 2.70% 2020	520	521
Univision Communications Inc. 5.125% 2023[5]	250	239
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	1,350	1,340
Valeant Pharmaceuticals International, Inc. 9.00% 2025[5]	110	120
Valeant Pharmaceuticals International, Inc. 9.25% 2026[5]	1,195	1,311
Venator Materials Corp. 5.75% 2025[5]	475	419
Veritas Holdings Ltd. 7.50% 2023[5]	400	384
Verizon Communications Inc. 4.125% 2046	1,814	1,764
Vine Oil & Gas LP 8.75% 2023[5]	175	140
Virgin Australia Holdings Ltd. 8.50% 2019[5]	100	102
Vodafone Group PLC 4.375% 2028	2,470	2,515
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	545	543
Volkswagen Group of America Finance, LLC 3.875% 2020[5]	1,900	1,924
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	1,900	1,940
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	2,400	2,475
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	1,280	1,326
Warrior Met Coal, Inc. 8.00% 2024[5]	189	197
WEA Finance LLC 2.70% 2019[5]	1,185	1,184
WEA Finance LLC 3.25% 2020[5]	530	533
WEA Finance LLC 3.75% 2024[5]	535	547
Weatherford International PLC 4.50% 2022	160	113
Weatherford International PLC 8.25% 2023	1,525	1,087
Weatherford International PLC 9.875% 2024	525	381
Weatherford International PLC 9.875% 2025	325	232
Weatherford International PLC 6.50% 2036	650	370
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[1]	900	905
Westfield Corp. Ltd. 3.15% 2022[5]	245	246
Williams Partners LP 4.125% 2020	375	381
Williams Partners LP 4.30% 2024	820	853
Wind Tre SpA 5.00% 2026[5]	600	549
WM. Wrigley Jr. Co. 3.375% 2020[5]	515	520
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	868	856
Ziggo Bond Finance BV 5.50% 2027[5]	850	844
Zimmer Holdings, Inc. 3.15% 2022	790	793
		868,781
Total bonds, notes & other debt instruments (cost: $1,906,032,000)		1,918,760
Convertible bonds 0.01% U.S. dollars 0.01%
Gogo Inc., convertible notes, 6.00% 2022[5]	110	107
Total convertible bonds (cost: $110,000)		107
Convertible stocks 0.04% U.S. dollars 0.04%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[8,12]	850	847
Total convertible stocks (cost: $816,000)		847
American Funds Insurance Series — Global Bond Fund — Page 135 of 193

unaudited
Common stocks 0.05% Swiss francs 0.01%	Shares	Value (000)
CEVA Logistics AG14	9,337	$ 281
U.S. dollars 0.04%
Tribune Resources, Inc.[8,14]	158,988	445
Advanz Pharma Corp.[7,14]	9,130	159
Advanz Pharma Corp.[14]	6,028	105
Corporate Risk Holdings I, Inc.[8,12,14]	25,840	3
Corporate Risk Holdings Corp.[7,8,12,14]	131	— [15]
NCI Building Systems, Inc.[5,7,8,14]	9	— [15]
		712
Total common stocks (cost: $3,194,000)		993
Rights & warrants 0.00% U.S. dollars 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[8,12,14]	53,128	13
Tribune Resources, Inc., Class B, warrants, expire 2023[8,12,14]	41,322	8
Tribune Resources, Inc., Class C, warrants, expire 2023[8,12,14]	39,060	5
Associated Materials, LLC, warrants, expire 2023[8,12,14]	12,075	— [15]
Total rights & warrants (cost: $8,000)		26
Short-term securities 10.10% Bonds & notes of governments & government agencies outside the U.S. 6.63%	Principal amount (000)
Argentinian Treasury Bills (32.91%)–2.81% due 4/30/2019–7/31/2020	ARS191,493	5,059
Egyptian Treasury Bills 16.07%–17.52% due 4/9/2019–7/2/2019	EGP193,000	10,966
Japanese Treasury Discount Bill (0.14%) due 5/20/2019	¥11,900,000	107,398
Nigerian Treasury Bills 12.34%–14.31% due 8/1/2019–3/5/2020	NGN6,627,000	16,809
		140,232
Money market investments 3.47%	Shares
Capital Group Central Cash Fund	733,982	73,383
Total short-term securities (cost: $214,640,000)		213,615
Total investment securities 100.93% (cost: $2,124,800,000)		2,134,348
Other assets less liabilities (0.93)%		(19,652)
Net assets 100.00%		$2,114,696
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 3/31/2019[17] (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
90 Day Euro Dollar Futures	Long	549	December 2019	$ 137,250	$ 133,915	$ (104)
90 Day Euro Dollar Futures	Short	549	March 2020	(137,250)	(134,073)	143
2 Year U.S. Treasury Note Futures	Short	329	July 2019	(65,800)	(70,108)	68
5 Year U.S. Treasury Note Futures	Long	2,331	July 2019	233,100	269,995	2,335
10 Year Euro-Bund Futures	Short	159	June 2019	€ (15,900)	(29,668)	(193)
10 Year U.S. Treasury Note Futures	Long	204	June 2019	$20,400	25,341	371
American Funds Insurance Series — Global Bond Fund — Page 136 of 193

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Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 3/31/2019[17] (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	15	June 2019	$ (1,500)	$ (1,992)	$ (31)
30 Year Euro-Buxl Futures	Long	42	June 2019	€ 4,200	9,030	451
30 Year Ultra U.S. Treasury Bond Futures	Short	56	June 2019	$ (5,600)	(9,408)	(358)
						$2,682
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
GBP23,012	USD30,611	UBS AG	4/3/2019	$ (631)
USD4,190	INR299,650	JPMorgan Chase	4/5/2019	(131)
EUR19,079	USD21,788	Citibank	4/5/2019	(373)
JPY400,100	USD3,585	UBS AG	4/8/2019	28
USD1,403	EUR1,235	JPMorgan Chase	4/8/2019	16
JPY73,010	USD655	HSBC Bank	4/8/2019	4
GBP2,580	USD3,409	JPMorgan Chase	4/8/2019	(47)
GBP5,400	USD7,100	Goldman Sachs	4/8/2019	(63)
USD7,676	THB244,600	JPMorgan Chase	4/9/2019	(33)
EUR6,815	USD7,727	Bank of America, N.A.	4/9/2019	(75)
USD9,230	ILS33,250	HSBC Bank	4/10/2019	69
ZAR103,850	USD7,200	Bank of America, N.A.	4/11/2019	(13)
USD7,128	ZAR103,850	Goldman Sachs	4/11/2019	(58)
USD7,240	AUD10,300	Morgan Stanley	4/11/2019	(76)
USD947	EUR745	Goldman Sachs	4/12/2019	110
USD1,020	EUR900	HSBC Bank	4/15/2019	9
EUR6,040	USD6,806	Morgan Stanley	4/15/2019	(21)
GBP2,900	USD3,815	JPMorgan Chase	4/15/2019	(35)
EUR10,070	USD11,391	UBS AG	4/15/2019	(79)
USD4,002	AUD5,600	Morgan Stanley	4/24/2019	24
AUD7,300	USD5,180	Goldman Sachs	4/24/2019	6
USD2,931	AUD4,120	Goldman Sachs	4/24/2019	4
CHF1,000	USD1,011	Goldman Sachs	4/24/2019	(4)
GBP1,300	USD1,701	JPMorgan Chase	4/24/2019	(6)
USD832	INR58,300	Goldman Sachs	4/24/2019	(6)
USD13,231	AUD18,640	JPMorgan Chase	4/24/2019	(11)
GBP4,080	USD5,335	HSBC Bank	4/24/2019	(14)
JPY195,900	USD1,799	JPMorgan Chase	4/24/2019	(28)
JPY1,473,400	USD13,374	Goldman Sachs	4/24/2019	(49)
USD2,055	INR148,200	Goldman Sachs	4/24/2019	(75)
USD5,350	EUR4,720	Goldman Sachs	4/25/2019	43
USD1,322	MXN25,590	Morgan Stanley	4/25/2019	9
USD3,486	EUR3,100	JPMorgan Chase	4/25/2019	1
ZAR25,391	EUR1,560	Citibank	4/25/2019	— [15]
EUR10,395	USD11,863	Standard Chartered Bank	4/25/2019	(176)
USD2,447	THB77,700	Bank of America, N.A.	4/26/2019	(3)
USD2,653	AUD3,740	Bank of America, N.A.	4/26/2019	(4)
JPY2,797,412	USD25,505	HSBC Bank	4/26/2019	(201)
American Funds Insurance Series — Global Bond Fund — Page 137 of 193

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD4,015	BRL15,125	Morgan Stanley	4/30/2019	$ 160
ARS42,990	USD995	Bank of America, N.A.	4/30/2019	(45)
BRL15,125	USD4,121	Citibank	4/30/2019	(266)
USD7,319	AUD10,340	Morgan Stanley	5/1/2019	(28)
USD495	EUR440	JPMorgan Chase	5/6/2019	— [15]
EUR24,418	USD27,651	HSBC Bank	5/6/2019	(171)
USD5,359	EUR4,720	JPMorgan Chase	5/7/2019	47
USD1,489	CNH10,000	Standard Chartered Bank	5/7/2019	1
GBP26,305	USD34,732	JPMorgan Chase	5/7/2019	(403)
USD1,831	EUR1,615	Bank of America, N.A.	5/8/2019	13
USD2,908	INR202,000	JPMorgan Chase	5/9/2019	9
USD2,997	BRL11,270	Morgan Stanley	5/10/2019	127
USD1,307	BRL5,000	UBS AG	5/10/2019	33
BRL16,270	USD4,188	Goldman Sachs	5/10/2019	(44)
USD110,652	JPY11,900,000	Citibank	5/20/2019	2,828
JPY4,675,000	USD41,886	JPMorgan Chase	5/20/2019	474
JPY445,496	USD3,988	Citibank	5/20/2019	49
USD16,876	CNH113,050	Standard Chartered Bank	5/28/2019	63
USD11,311	CNH75,970	Citibank	5/28/2019	13
USD3,044	MYR12,410	HSBC Bank	5/28/2019	8
NOK157,000	EUR16,159	HSBC Bank	6/19/2019	7
NOK125,000	EUR12,862	Morgan Stanley	6/21/2019	8
USD7,136	INR500,000	JPMorgan Chase	9/20/2019	59
USD4,891	THB155,000	Citibank	9/20/2019	(15)
USD2,780	BRL11,000	Morgan Stanley	12/16/2019	31
BRL11,000	USD2,923	Citibank	12/16/2019	(174)
BRL290	USD74	JPMorgan Chase	12/18/2019	(2)
USD10,781	BRL43,200	Citibank	12/18/2019	(12)
USD2,365	BRL9,500	HSBC Bank	12/20/2019	(8)
BRL9,500	USD2,535	HSBC Bank	12/20/2019	(162)
USD4,553	EUR3,940	Bank of America, N.A.	3/26/2020	1
USD393	EUR340	JPMorgan Chase	3/26/2020	— [15]
				$712
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
U.S. EFFR	2.35%	1/29/2020	$1,088,000	$(271)	$ —	$(271)
0.175%	3-month SEK-STIBOR	3/23/2021	SKr360,800	2	—	2
0.1775%	3-month SEK-STIBOR	3/23/2021	154,400	1	—	1
0.17%	3-month SEK-STIBOR	3/23/2021	360,700	— [15]	—	— [15]
0.1675%	3-month SEK-STIBOR	3/23/2021	360,700	(1)	—	(1)
(0.0385)%	EONIA	12/4/2021	€64,600	390	—	390
American Funds Insurance Series — Global Bond Fund — Page 138 of 193

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Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
1.586%	3-month AUD-BBSW	3/20/2022	A$38,400	$ 73	$ —	$ 73
7.7225%	28-day MXN-TIIE	3/18/2024	MXN256,000	(44)	—	(44)
					$—	$150
[1]	Step bond; coupon rate may change at a later date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $175,341,000, which represented 8.29% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,447,000, which represented .21% of the net assets of the fund.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,869,000, which represented .09% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,030,000, which represented .19% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Amount less than one thousand.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-1/16/2019	$ 2,945	$ 2,945.14%
Advanz Pharma Corp.	8/31/2018	116	159.01
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
NCI Building Systems, Inc.	11/16/2018	—	—	.00
Total private placement securities		$3,061	$3,104.15%
American Funds Insurance Series — Global Bond Fund — Page 139 of 193

unaudited
Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BBSW = Bank Bill Swap Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	SEK/SKr = Swedish kronor
EGP = Egyptian pounds	STIBOR = Stockholm Interbank Offered Rate
EONIA = Euro Overnight Index Average	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	TRY = Turkish lira
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 140 of 193

High-Income Bond Fund
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 92.75% Corporate bonds & notes 92.74% Communication services 14.70%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$ 505	$ 514
Altice NV 6.625% 2023[1]	835	856
Altice NV 7.50% 2026[1]	1,250	1,241
Altice NV, First Lien, 7.75% 2022[1]	2,025	2,030
Altice SA 7.625% 2025[1]	1,075	946
Cablevision Systems Corp. 5.125% 2021[1]	725	728
Cablevision Systems Corp. 6.75% 2021	5,025	5,383
CBS Outdoor Americas Inc. 5.25% 2022	400	406
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	3,525	3,530
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	2,025	2,078
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	350	367
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	225	233
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	825	854
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,772
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	300	303
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	2,125	2,106
CenturyLink, Inc. 6.75% 2023	7,100	7,428
CenturyLink, Inc. 5.625% 2025	1,200	1,164
CenturyLink, Inc. 7.65% 2042	800	706
CenturyLink, Inc., Series T, 5.80% 2022	700	718
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	3,395	3,607
CSC Holdings, LLC 5.125% 2021[1]	500	502
CSC Holdings, LLC 5.50% 2026[1]	1,300	1,339
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 2022[2,3]	2,163	2,130
DISH DBS Corp. 5.125% 2020	1,000	1,009
DISH DBS Corp. 6.75% 2021	1,100	1,137
Frontier Communications Corp. 9.25% 2021	1,300	1,112
Frontier Communications Corp. 10.50% 2022	8,540	6,554
Frontier Communications Corp. 11.00% 2025	15,120	10,038
Frontier Communications Corp. 8.50% 2026[1]	4,550	4,237
Frontier Communications Corp. 8.00% 2027[1]	2,685	2,779
Getty Images Inc. 9.75% 2027[1]	1,225	1,236
Getty Images Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.00% 2026[2,3]	1,771	1,764
Gogo Inc. 12.50% 2022[1]	13,925	15,074
Gray Television, Inc. 7.00% 2027[1]	2,100	2,236
iHeartCommunications, Inc. 9.00% 2019[4]	1,025	733
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 11.351% 2019[2,3,4]	1,100	788
Inmarsat PLC 4.875% 2022[1]	5,300	5,407
Inmarsat PLC 6.50% 2024[1]	500	526
Intelsat Jackson Holding Co. 5.50% 2023	4,125	3,682
Intelsat Jackson Holding Co. 6.625% 2024[2]	1,900	1,901
Intelsat Jackson Holding Co. 8.00% 2024[1]	250	261
Intelsat Jackson Holding Co. 8.50% 2024[1]	5,675	5,547
Liberty Global PLC 5.50% 2028[1]	975	975
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)[2,3,5]	6,300	4,667
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Live Nation Entertainment, Inc. 5.625% 2026[1]	$ 425	$ 440
Match Group, Inc. 6.375% 2024	1,050	1,108
MDC Partners Inc. 6.50% 2024[1]	7,980	6,643
Meredith Corp. 6.875% 2026	7,765	8,211
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	1,250	1,328
Nexstar Broadcasting, Inc. 5.625% 2024[1]	750	763
Numericable Group SA 7.375% 2026[1]	2,400	2,358
Sirius XM Radio Inc. 3.875% 2022[1]	2,650	2,643
Sirius XM Radio Inc. 4.625% 2023[1]	900	915
Sprint Corp. 7.25% 2021	1,240	1,305
Sprint Corp. 11.50% 2021	7,130	8,289
Sprint Corp. 7.875% 2023	1,855	1,952
Sprint Corp. 6.875% 2028	2,700	2,602
Sprint Corp. 8.75% 2032	1,025	1,084
T-Mobile US, Inc. 6.375% 2025	2,150	2,244
T-Mobile US, Inc. 6.50% 2026	900	963
Trilogy International Partners, LLC 8.875% 2022[1]	3,950	3,841
Univision Communications Inc. 5.125% 2023[1]	3,650	3,486
Univision Communications Inc. 5.125% 2025[1]	3,725	3,488
Vodafone Group PLC 7.00% 2079 (5 year USD Swap + 4.873% on 4/4/2029)[6]	1,025	1,044
Warner Music Group 5.625% 2022[1]	1,887	1,913
Warner Music Group 5.00% 2023[1]	1,200	1,225
Warner Music Group 4.875% 2024[1]	1,000	1,018
Warner Music Group 5.50% 2026[1]	1,000	1,029
Wind Tre SpA 5.00% 2026[1]	5,100	4,666
Zayo Group Holdings, Inc. 6.00% 2023	900	916
Zayo Group Holdings, Inc. 6.375% 2025	900	908
Zayo Group Holdings, Inc. 5.75% 2027[1]	200	200
Ziggo Bond Finance BV 5.875% 2025[1]	950	941
Ziggo Bond Finance BV 5.50% 2027[1]	4,942	4,905
		190,032
Health care 14.21%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2026[2,3]	860	858
Bausch Health Companies Inc. 5.75% 2027[1]	535	550
Centene Corp. 5.625% 2021	545	554
Centene Corp. 4.75% 2022	4,580	4,672
Centene Corp. 6.125% 2024	1,500	1,574
Centene Corp. 4.75% 2025	2,250	2,301
Centene Corp. 5.375% 2026[1]	2,920	3,051
Charles River Laboratories International, Inc. 5.50% 2026[1]	885	920
Community Health Systems Inc. 6.25% 2023	1,025	966
Concordia International Corp. 8.00% 2024	257	243
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 2024[2,3]	704	667
DaVita HealthCare Partners Inc. 5.125% 2024	1,000	990
DaVita HealthCare Partners Inc. 5.00% 2025	1,665	1,602
Eagle Holding Co. II LLC 7.625% 2022[1,5]	1,250	1,264
Endo International PLC 5.75% 2022[1]	3,525	3,362
Endo International PLC 6.00% 2023[1]	3,404	2,638
Endo International PLC 5.875% 2024[1]	2,450	2,416
Endo International PLC 6.00% 2025[1,6]	2,005	1,464
Envision Healthcare Corp. 8.75% 2026[1]	1,330	1,189
HCA Inc. 6.50% 2020	800	824
HCA Inc. 7.50% 2022	360	398
American Funds Insurance Series — High-Income Bond Fund — Page 142 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 5.875% 2023	$ 1,925	$ 2,057
HCA Inc. 5.375% 2026	1,175	1,240
HCA Inc. 5.875% 2026	1,150	1,245
HCA Inc. 4.50% 2027	350	360
HCA Inc. 5.625% 2028	2,350	2,491
HCA Inc. 5.50% 2047	1,375	1,469
HealthSouth Corp. 5.75% 2024	1,275	1,296
HealthSouth Corp. 5.75% 2025	1,380	1,409
IMS Health Holdings, Inc. 5.00% 2026[1]	2,550	2,619
inVentiv Health, Inc. 7.50% 2024[1]	3,040	3,215
Jaguar Holding Co. 6.375% 2023[1]	2,625	2,681
Kinetic Concepts, Inc. 7.875% 2021[1]	2,626	2,692
Kinetic Concepts, Inc. 12.50% 2021[1]	7,628	8,276
Mallinckrodt PLC 4.875% 2020[1]	4,600	4,600
Molina Healthcare, Inc. 5.375% 2022	10,860	11,315
Molina Healthcare, Inc. 4.875% 2025[1]	2,919	2,897
Multiplan, Inc. 8.50% 2022[1,5]	750	743
Multiplan, Inc. 7.125% 2024[1]	755	755
NVA Holdings Inc. 6.875% 2026[1]	2,175	2,161
Owens & Minor, Inc. 3.875% 2021	2,575	2,060
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.989% 2025[2,3]	1,741	1,330
Par Pharmaceutical Companies Inc. 7.50% 2027[1]	5,325	5,411
PAREXEL International Corp. 6.375% 2025[1]	2,305	2,253
Prestige Brands International Inc. 6.375% 2024[1]	1,115	1,140
Quintiles Transnational Corp. 4.875% 2023[1]	3,200	3,272
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)[2,3,5,7,8]	7,651	7,379
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 2023[2,3,7,8]	2,281	2,281
Sterigenics-Nordion Holdings, LLC 6.50% 2023[1]	170	172
Surgery Center Holdings 10.00% 2027[1]	900	916
Team Health Holdings, Inc. 6.375% 2025[1]	2,230	1,820
Tenet Healthcare Corp. 4.75% 2020	2,310	2,347
Tenet Healthcare Corp. 6.00% 2020	4,315	4,482
Tenet Healthcare Corp. 4.375% 2021	5,755	5,884
Tenet Healthcare Corp. 4.50% 2021	905	923
Tenet Healthcare Corp. 8.125% 2022	4,050	4,372
Tenet Healthcare Corp. 6.75% 2023	995	1,029
Tenet Healthcare Corp. 4.625% 2024	3,942	3,967
Tenet Healthcare Corp. 5.125% 2025	450	453
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,368	3,008
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,152	5,175
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,260	1,850
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,050	2,070
Valeant Pharmaceuticals International, Inc. 5.625% 2021[1]	1,175	1,175
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	9,235	9,362
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,855	12,759
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	2,290	2,496
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	5,345	5,862
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	850	903
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.481% 2025[2,3]	994	988
WellCare Health Plans, Inc. 5.375% 2026[1]	500	524
		183,687
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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy 14.02%	Principal amount (000)	Value (000)
American Energy (Permian Basin) 7.125% 2020[1]	$ 4,445	$ 1,734
American Energy (Permian Basin) 7.375% 2021[1]	5,270	2,055
Antero Resources Corp. 5.375% 2024	1,140	1,155
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[2,3]	1,329	1,332
Ascent Resources-Utica LLC 10.00% 2022[1]	685	754
Ascent Resources-Utica LLC 7.00% 2026[1]	1,550	1,498
Berry Petroleum Corp. 7.00% 2026[1]	1,050	1,045
Blackstone CQP Holdco LP 6.00% 2021[1,9]	1,600	1,600
Blackstone CQP Holdco LP 6.50% 2021[1,9]	16,180	16,180
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,300	1,326
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.246% 2022[2,3]	950	936
Cheniere Energy Partners, LP 5.25% 2025	650	667
Cheniere Energy, Inc. 7.00% 2024	1,575	1,782
Cheniere Energy, Inc. 5.875% 2025	1,600	1,744
Chesapeake Energy Corp. 4.875% 2022	4,300	4,257
Chesapeake Energy Corp. 8.00% 2025	2,150	2,204
Chesapeake Energy Corp. 8.00% 2027	1,795	1,777
Comstock Resources, Inc. 9.75% 2026[1]	3,875	3,584
CONSOL Energy Inc. 5.875% 2022	6,466	6,482
Convey Park Energy LLC 7.50% 2025[1]	1,450	1,352
DCP Midstream Operating LP 4.95% 2022	1,880	1,929
Denbury Resources Inc. 9.00% 2021[1]	1,556	1,521
Denbury Resources Inc. 7.50% 2024[1]	1,040	893
Diamond Offshore Drilling, Inc. 7.875% 2025	2,325	2,255
Diamond Offshore Drilling, Inc. 4.875% 2043	2,760	1,759
Energy Transfer Operating, LP 4.25% 2023	750	771
Energy Transfer Operating, LP 5.875% 2024	1,450	1,588
Energy Transfer Operating, LP 5.50% 2027	750	815
Ensco PLC 7.75% 2026	2,975	2,525
Ensco PLC 5.75% 2044	3,170	2,053
Extraction Oil & Gas, Inc. 7.375% 2024[1]	100	84
Extraction Oil & Gas, Inc. 5.625% 2026[1]	2,090	1,614
Genesis Energy, LP 6.75% 2022	3,075	3,160
Genesis Energy, LP 6.50% 2025	2,490	2,434
Indigo Natural Resources LLC 6.875% 2026[1]	885	788
Jonah Energy LLC 7.25% 2025[1]	4,000	2,140
Kcad Holdings I Ltd. 7.25% 2021[1]	1,220	1,055
Kcad Holdings I Ltd. 9.625% 2023[1]	320	269
Laredo Petroleum, Inc. 5.625% 2022	650	597
Matador Resources Co. 5.875% 2026	1,550	1,554
McDermott International, Inc. 10.625% 2024[1]	3,025	2,526
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.499% 2025[2,3]	497	478
Murphy Oil Corp. 6.875% 2024	1,000	1,059
Murphy Oil Corp. 5.75% 2025	1,690	1,747
Nabors Industries Inc. 5.75% 2025	1,300	1,172
NGL Energy Partners LP 7.50% 2023	250	260
NGL Energy Partners LP 6.125% 2025	4,465	4,331
Noble Corp. PLC 7.95% 2025[6]	1,425	1,240
Noble Corp. PLC 8.95% 2045[6]	2,250	1,766
Oasis Petroleum Inc. 6.875% 2022	1,500	1,519
Oasis Petroleum Inc. 6.25% 2026[1]	1,360	1,299
ONEOK, Inc. 7.50% 2023	1,250	1,448
Pacific Drilling SA 8.375% 2023[1]	845	860
PDC Energy Inc. 5.75% 2026	1,600	1,568
American Funds Insurance Series — High-Income Bond Fund — Page 144 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Peabody Energy Corp. 6.00% 2022[1]	$ 1,300	$ 1,315
Peabody Energy Corp. 6.375% 2025[1]	100	98
QEP Resources, Inc. 5.625% 2026	1,155	1,051
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,4,5]	6,144	2,304
Range Resources Corp. 5.00% 2023	425	418
Range Resources Corp. 4.875% 2025	975	909
Sanchez Energy Corp. 7.25% 2023[1]	825	668
Seven Generations Energy Ltd. 5.375% 2025[1]	1,175	1,153
SM Energy Co. 6.125% 2022	761	765
SM Energy Co. 5.625% 2025	1,555	1,446
SM Energy Co. 6.625% 2027	850	812
Southwestern Energy Co. 6.20% 2025[6]	750	741
Southwestern Energy Co. 7.50% 2026	3,145	3,224
Southwestern Energy Co. 7.75% 2027	475	487
Sunoco LP 4.875% 2023	3,625	3,692
Sunoco LP 5.50% 2026	825	819
Sunoco LP 6.00% 2027[1]	500	502
Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	1,030
Tapstone Energy Inc. 9.75% 2022[1]	555	405
Targa Resources Corp. 5.875% 2026[1]	125	133
Targa Resources Partners LP 6.75% 2024	375	394
Targa Resources Partners LP 6.50% 2027[1]	1,560	1,687
Targa Resources Partners LP 6.875% 2029[1]	1,340	1,462
Teekay Corp. 8.50% 2020	10,418	10,522
Teekay Offshore Partners LP 8.50% 2023[1]	3,250	3,201
Transocean Guardian Ltd. 5.875% 2024[1]	1,762	1,798
Transocean Inc. 8.375% 2021[6]	2,705	2,860
Transocean Inc. 9.00% 2023[1]	2,841	3,040
Transocean Inc. 7.75% 2024[1]	1,000	1,057
Transocean Inc. 6.125% 2025[1]	3,393	3,452
Transocean Inc. 7.50% 2026[1]	350	347
Transocean Poseidon Ltd. 6.875% 2027[1]	1,215	1,267
Ultra Petroleum Corp. 11.00% 2024[5]	4,050	2,410
USA Compression Partners, LP 6.875% 2026	400	411
USA Compression Partners, LP 6.875% 2027[1]	2,150	2,196
Vine Oil & Gas LP 8.75% 2023[1]	2,450	1,960
Vine Oil & Gas LP 9.75% 2023[1]	1,550	1,286
W&T Offshore, Inc. 9.75% 2023[1]	1,075	1,076
Weatherford International PLC 4.50% 2022	1,890	1,332
Weatherford International PLC 8.25% 2023	225	160
Weatherford International PLC 9.875% 2024	2,725	1,976
Weatherford International PLC 9.875% 2025	2,725	1,942
Weatherford International PLC 6.50% 2036	5,615	3,200
Weatherford International PLC 6.75% 2040	5,355	3,039
Whiting Petroleum Corp. 6.625% 2026	1,175	1,157
WPX Energy Inc. 6.00% 2022	516	538
WPX Energy Inc. 5.75% 2026	890	907
		181,190
Materials 12.13%
AK Steel Holding Corp. 7.625% 2021	2,425	2,443
AK Steel Holding Corp. 7.00% 2027	450	379
Ardagh Group SA 7.125% 2023[5]	450	451
Ardagh Packaging Finance 6.00% 2025[1]	4,830	4,842
American Funds Insurance Series — High-Income Bond Fund — Page 145 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Axalta Coating Systems LLC 4.875% 2024[1]	$ 1,450	$ 1,459
Ball Corp. 4.375% 2020	450	458
Ball Corp. 5.00% 2022	825	858
Berry Plastics Corp. 5.50% 2022	820	835
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	1,000	1,149
BWAY Parent Co. Inc. 5.50% 2024[1]	2,840	2,830
BWAY Parent Co. Inc. 7.25% 2025[1]	2,725	2,638
Carlyle Group LP 8.75% 2023[1,5]	1,800	1,760
CF Industries, Inc. 4.95% 2043	2,465	2,123
Chemours Co. 6.625% 2023	3,010	3,123
Cleveland-Cliffs Inc. 4.875% 2024[1]	5,400	5,373
Cleveland-Cliffs Inc. 5.75% 2025	11,675	11,208
Consolidated Energy Finance SA 6.875% 2025[1]	950	962
Consolidated Energy Finance SA 6.50% 2026[1]	2,395	2,395
Constellium NV 5.875% 2026[1]	1,450	1,427
CVR Partners, LP 9.25% 2023[1]	700	736
First Quantum Minerals Ltd. 7.00% 2021[1]	688	701
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	3,055
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	7,987
First Quantum Minerals Ltd. 6.50% 2024[1]	2,160	2,038
First Quantum Minerals Ltd. 7.50% 2025[1]	10,700	10,325
First Quantum Minerals Ltd. 6.875% 2026[1]	5,100	4,749
Freeport-McMoRan Inc. 3.55% 2022	5,015	4,971
Freeport-McMoRan Inc. 6.875% 2023	1,000	1,064
FXI Holdings, Inc. 7.875% 2024[1]	2,670	2,490
Greif, Inc. 6.50% 2027[1]	725	743
H.I.G. Capital, LLC 6.75% 2024[1]	4,284	4,048
Hexion Inc. 6.625% 2020	1,150	963
Hexion Inc. 10.375% 2022[1]	1,275	1,074
INEOS Group Holdings SA 5.625% 2024[1]	2,375	2,381
LSB Industries, Inc. 9.625% 2023[1]	3,625	3,771
Neon Holdings, Inc. 10.125% 2026[1]	3,555	3,635
Nova Chemicals Corp. 4.875% 2024[1]	1,675	1,652
Nova Chemicals Corp. 5.25% 2027[1]	5,650	5,565
Novelis Corp. 6.25% 2024[1]	860	882
Novelis Corp. 5.875% 2026[1]	2,795	2,788
Olin Corp. 5.125% 2027	300	305
Olin Corp. 5.00% 2030	1,000	984
Owens-Illinois, Inc. 5.00% 2022[1]	560	576
Owens-Illinois, Inc. 5.875% 2023[1]	2,530	2,659
Owens-Illinois, Inc. 6.375% 2025[1]	705	742
Plastipak Holdings, Inc. 6.25% 2025[1]	200	188
Platform Specialty Products Corp. 5.875% 2025[1]	2,430	2,448
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,210	1,140
Reynolds Group Inc. 5.75% 2020	315	316
Reynolds Group Inc. 7.00% 2024[1]	3,650	3,767
Ryerson Inc. 11.00% 2022[1]	7,186	7,599
S.P.C.M. SA 4.875% 2025[1]	1,675	1,644
Scotts Miracle-Gro Co. 5.25% 2026	750	741
Sealed Air Corp. 4.875% 2022[1]	1,000	1,036
Sealed Air Corp. 5.25% 2023[1]	405	422
Standard Industries Inc. 6.00% 2025[1]	550	579
Starfruit US Holdco LLC 8.00% 2026[1]	2,530	2,562
Starfruit US Holdco LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 5.74% 2025[2,3]	575	568
American Funds Insurance Series — High-Income Bond Fund — Page 146 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Summit Materials, Inc. 6.125% 2023	$1,720	$ 1,764
Summit Materials, Inc. 6.50% 2027[1]	1,035	1,045
TPC Group Inc., 8.75% 2020[1]	345	342
Tronox Ltd. 5.75% 2025[1]	2,100	1,956
Tronox Ltd. 6.50% 2026[1]	3,200	3,066
United States Steel Corp. 6.875% 2025	650	639
Venator Materials Corp. 5.75% 2025[1]	5,625	4,964
Warrior Met Coal, Inc. 8.00% 2024[1]	1,489	1,556
Zekelman Industries Inc. 9.875% 2023[1]	820	874
		156,813
Industrials 9.82%
ACCO Brands Corp. 5.25% 2024[1]	990	973
ADT Corp. 3.50% 2022	3,355	3,246
Advanced Disposal Services, Inc. 5.625% 2024[1]	1,550	1,589
Allison Transmission Holdings, Inc. 5.00% 2024[1]	4,385	4,391
ARAMARK Corp. 5.125% 2024	2,435	2,511
Associated Materials, LLC 9.00% 2024[1]	3,800	3,753
Avis Budget Group, Inc. 5.50% 2023	4,300	4,348
Avolon Holdings Funding Ltd. 5.25% 2024[1]	1,875	1,936
Beacon Roofing Supply, Inc. 4.875% 2025[1]	2,550	2,432
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	2,075	2,132
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	2,350	2,344
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	1,000	1,020
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	624
Brand Energy 8.50% 2025[1]	2,050	1,850
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 2026[2,3]	1,580	1,588
Builders FirstSource, Inc. 5.625% 2024[1]	7,160	7,079
CD&R Waterworks Merger Sub, LLC 6.125% 2025[1]	685	673
Covanta Holding Corp. 5.875% 2024	1,200	1,233
Covanta Holding Corp. 5.875% 2025	1,300	1,328
DAE Aviation Holdings, Inc. 10.00% 2023[1]	7,790	8,374
Deck Chassis Acquisition Inc. 10.00% 2023[1]	6,615	7,020
Dun & Bradstreet Corp. 6.875% 2026[1]	3,340	3,421
Dun & Bradstreet Corp. 10.25% 2027[1]	4,473	4,607
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.49% 2026[2,3]	2,570	2,552
Euramax International, Inc. 12.00% 2020[1]	1,850	1,885
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,810	1,131
HD Supply, Inc. 5.375% 2026[1]	1,125	1,153
HDTFS Inc. 5.875% 2020	2,650	2,653
Hertz Global Holdings Inc. 7.625% 2022[1]	5,669	5,816
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,700	1,607
KAR Auction Services, Inc. 5.125% 2025[1]	2,035	2,022
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,810	1,912
LSC Communications, Inc. 8.75% 2023[1]	8,435	8,962
Multi-Color Corp. 4.875% 2025[1]	3,855	3,990
Navistar International Corp. 6.625% 2025[1]	970	991
Pisces Parent LLC 8.00% 2026[1]	5,595	5,045
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.547% 2025[2,3,7]	2,224	2,135
PrimeSource Building Products Inc. 9.00% 2023[1]	650	649
R.R. Donnelley & Sons Co. 7.875% 2021	742	765
R.R. Donnelley & Sons Co. 6.50% 2023	1,375	1,413
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.499% 2024[2,3]	1,347	1,347
Rexnord Corp. 4.875% 2025[1]	2,610	2,590
American Funds Insurance Series — High-Income Bond Fund — Page 147 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Sensata Technologies Holding BV 4.875% 2023[1]	$ 125	$ 129
Standard Aero Holdings, Inc., Term Loan B, 6.25% 2022[2,3,7]	744	745
TransDigm Inc. 6.25% 2026[1]	2,100	2,184
United Continental Holdings, Inc. 6.00% 2020	400	416
United Rentals, Inc. 5.75% 2024	1,250	1,289
United Rentals, Inc. 4.625% 2025	1,630	1,614
Virgin Australia Holdings Ltd. 8.50% 2019[1]	1,875	1,920
Virgin Australia Holdings Ltd. 7.875% 2021[1]	1,600	1,636
		127,023
Consumer discretionary 9.54%
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	1,850	1,801
Churchill Downs Inc. 4.75% 2028[1]	1,375	1,315
Cirsa Gaming Corp. SA 7.875% 2023[1]	5,585	5,792
CRC Escrow Issuer LLC 5.25% 2025[1]	1,900	1,838
Fertitta Entertainment, Inc. 6.75% 2024[1]	1,500	1,511
Fertitta Entertainment, Inc. 8.75% 2025[1]	1,325	1,395
Goodyear Tire & Rubber Co. 4.875% 2027	750	688
Hanesbrands Inc. 4.625% 2024[1]	2,680	2,701
Hanesbrands Inc. 4.875% 2026[1]	1,595	1,582
International Game Technology 6.50% 2025[1]	1,225	1,280
International Game Technology 6.25% 2027[1]	375	385
Levi Strauss & Co. 5.00% 2025	1,280	1,325
Limited Brands, Inc. 6.625% 2021	750	791
Limited Brands, Inc. 5.25% 2028	745	665
Limited Brands, Inc. 6.875% 2035	120	104
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.499% 2022[2,3]	1,292	1,191
Meritage Homes Corp. 5.125% 2027	1,300	1,264
Merlin Entertainment 5.75% 2026[1]	1,200	1,241
MGM Growth Properties LLC 5.625% 2024	200	210
MGM Resorts International 7.75% 2022	1,500	1,661
MGM Resorts International 6.00% 2023	820	867
MGM Resorts International 5.50% 2027	1,255	1,277
Neiman Marcus Group Ltd. Inc. 8.00% 2021[1]	4,635	2,480
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)[1,5]	4,080	2,162
Neiman Marcus Group Ltd. Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.733% 2020[2,3]	1,838	1,712
NMG Finco PLC 5.75% 2022[1]	1,780	1,696
Panther BF Aggregator 2, LP 6.25% 2026[1]	1,655	1,692
Panther BF Aggregator 2, LP 8.50% 2027[1]	2,675	2,688
Petsmart, Inc. 7.125% 2023[1]	8,140	6,105
Petsmart, Inc. 5.875% 2025[1]	15,240	12,840
Petsmart, Inc. 8.875% 2025[1]	4,835	3,638
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.49% 2022[2,3]	5,556	4,997
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,770	1,784
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,830	5,815
Scientific Games Corp. 6.25% 2020	1,245	1,251
Scientific Games Corp. 6.625% 2021	175	178
Scientific Games Corp. 10.00% 2022	2,112	2,231
Scientific Games Corp. 5.00% 2025[1]	3,090	3,036
Scientific Games Corp. 8.25% 2026[1]	5,610	5,736
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	1,300	1,308
Six Flags Entertainment Corp. 4.875% 2024[1]	4,150	4,096
Sotheby’s 4.875% 2025[1]	5,495	5,365
Staples Inc. 8.50% 2025[1]	990	1,084
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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Stars Group Holdings BV, 7.00% 2026[1]	$ 700	$ 732
Uber Technologies, Inc. 7.50% 2023[1]	4,225	4,415
Uber Technologies, Inc. 8.00% 2026[1]	6,100	6,512
William Carter Co. 5.625% 2027[1]	1,100	1,141
Wyndham Worldwide Corp. 5.375% 2026[1]	1,000	1,020
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,823	2,784
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	1,400	1,386
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	2,700	2,558
		123,326
Information technology 7.54%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,768
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[2,3]	7,325	7,070
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 2025[2,3]	1,825	1,847
Banff Merger Sub Inc. 9.75% 2026[1]	775	754
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.78% 2021[2,3]	1,690	1,663
Camelot Finance SA 7.875% 2024[1]	7,580	8,035
CDW Corp. 5.00% 2025	1,150	1,183
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.86% 2025[2,3]	638	583
CommScope Finance LLC 6.00% 2026[1]	875	907
CommScope Finance LLC 8.25% 2027[1]	2,040	2,122
CommScope Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.988% 2026[2,3]	710	712
CommScope Technologies LLC 5.50% 2024[1]	200	197
CommScope Technologies LLC 6.00% 2025[1]	1,000	976
CommScope Technologies LLC 5.00% 2027[1]	950	845
Dell Inc. 7.125% 2024[1]	2,000	2,121
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.75% 2022[2,3]	2,305	2,453
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.25% 2023[2,3]	808	760
Ellucian, Inc. 9.00% 2023[1]	450	469
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	2,186	2,221
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	1,475	1,451
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.249% 2025[2,3]	748	727
First Data Corp. 5.375% 2023[1]	100	102
First Data Corp. 5.00% 2024[1]	1,700	1,742
First Data Corp. 5.75% 2024[1]	2,525	2,606
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	4,795	5,239
Infor (US), Inc. 6.50% 2022	6,100	6,207
Infor Software 7.125% 2021[1,5]	6,935	6,979
Informatica Corp. 7.125% 2023[1]	1,425	1,459
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.986% 2025[2,3]	3,075	3,037
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[2,3]	8,645	8,795
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2024[2,3]	1,369	1,368
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.999% 2025[2,3]	802	812
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.749% 2025[2,3]	1,150	1,121
Qorvo, Inc. 5.50% 2026[1]	1,875	1,941
Solera Holdings, Inc. 10.50% 2024[1]	1,100	1,198
SS&C Technologies Holdings Inc. 5.50% 2027[1]	1,175	1,189
Tempo Acquisition LLC 6.75% 2025[1]	1,650	1,671
Unisys Corp. 10.75% 2022[1]	6,600	7,301
VeriSign, Inc. 4.625% 2023	650	661
VeriSign, Inc. 5.25% 2025	200	210
Veritas Holdings Ltd. 7.50% 2023[1]	2,505	2,405
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 193

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.749% 2026[2,3]	$1,500	$ 1,486
ViaSat, Inc. 5.625% 2027[1]	1,110	1,132
		97,525
Financials 3.68%
Alliant Holdings Intermediate LLC 8.25% 2023[1]	1,550	1,597
Ally Financial Inc. 8.00% 2020	1,540	1,613
Ally Financial Inc. 8.00% 2031	1,925	2,399
Antero Resources Corp. 5.75% 2027[1]	1,450	1,475
CIT Group Inc. 4.125% 2021	950	964
Compass Diversified Holdings 8.00% 2026[1]	5,710	5,949
Credit Acceptance Corp. 6.625% 2026[1]	685	697
FS Energy and Power Fund 7.50% 2023[1]	5,365	5,516
General Motors Acceptance Corp. 7.50% 2020	1,920	2,040
HUB International Ltd. 7.00% 2026[1]	6,355	6,307
Icahn Enterprises Finance Corp. 6.25% 2022	2,800	2,880
iStar Financial Inc. 6.50% 2021	700	716
Navient Corp. 6.50% 2022	4,240	4,430
Navient Corp. 5.50% 2023	4,060	4,080
Navient Corp. 6.125% 2024	500	502
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 11.129% 2024[2,3,7]	1,340	1,287
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.629% 2025[2,3]	479	472
Springleaf Finance Corp. 8.25% 2020	450	484
Springleaf Finance Corp. 6.125% 2024	2,400	2,460
Starwood Property Trust, Inc. 5.00% 2021	1,710	1,761
		47,629
Utilities 2.91%
AES Corp. 4.00% 2021	1,000	1,016
AES Corp. 4.875% 2023	600	610
AES Corp. 5.50% 2025	4,157	4,323
AES Corp. 6.00% 2026	2,165	2,306
AmeriGas Partners, LP 5.50% 2025	700	701
AmeriGas Partners, LP 5.75% 2027	450	447
Calpine Corp. 6.00% 2022[1]	425	431
Calpine Corp. 5.375% 2023	2,450	2,459
Calpine Corp. 5.875% 2024[1]	2,420	2,487
Calpine Corp. 5.75% 2025	300	299
Calpine Corp. 5.25% 2026[1]	3,245	3,241
Dynegy Finance Inc. 7.375% 2022	1,569	1,632
Dynegy Finance Inc. 7.625% 2024	754	799
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	2,475	2,646
Enel Società per Azioni 8.75% 2073[1,6]	2,000	2,202
NRG Energy, Inc. 7.25% 2026	500	552
NRG Energy, Inc. 6.625% 2027	300	324
Southern California Edison Co. 4.875% 2049	685	728
Talen Energy Corp. 4.60% 2021	177	172
Talen Energy Corp. 9.50% 2022[1]	4,335	4,682
Talen Energy Corp. 6.50% 2025	675	597
Talen Energy Corp. 10.50% 2026[1]	3,900	4,083
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.00%) 4.499% 2023[2,3]	871	862
		37,599
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 193

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 2.14%	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 6.00% 2023[1]	$ 450	$ 428
Communications Sales & Leasing, Inc. 7.125% 2024[1]	400	346
Equinix, Inc. 5.75% 2025	200	208
Equinix, Inc. 5.875% 2026	575	607
Equinix, Inc. 5.375% 2027	1,000	1,050
Five Point Holdings LLC 7.875% 2025[1]	1,350	1,296
Howard Hughes Corp. 5.375% 2025[1]	6,070	6,070
Iron Mountain Inc. 5.75% 2024	4,800	4,860
Iron Mountain Inc. 4.875% 2027[1]	1,485	1,433
Iron Mountain Inc. 5.25% 2028[1]	2,245	2,189
Medical Properties Trust, Inc. 5.00% 2027	2,020	2,061
Realogy Corp. 4.875% 2023[1]	2,195	2,052
Realogy Corp. 9.375% 2027[1]	3,245	3,330
SBA Communications Corp. 4.00% 2022	1,010	1,019
SBA Communications Corp. 4.875% 2022	700	711
		27,660
Consumer staples 2.05%
Avon Products, Inc. 7.875% 2022[1]	1,370	1,427
B&G Foods, Inc. 4.625% 2021	365	365
B&G Foods, Inc. 5.25% 2025	5,183	4,989
Cott Beverages Inc. 5.50% 2025[1]	2,470	2,501
Darling Ingredients Inc. 5.375% 2022	1,000	1,019
Darling Ingredients Inc. 5.25% 2027[1]	380	386
Energizer Holdings, Inc. 6.375% 2026[1]	1,530	1,572
Energizer Holdings, Inc. 7.75% 2027[1]	1,210	1,293
Energizer SpinCo Inc. 5.50% 2025[1]	625	621
First Quality Enterprises, Inc. 5.00% 2025[1]	1,995	1,945
Lamb Weston Holdings, Inc. 4.625% 2024[1]	850	861
Post Holdings, Inc. 8.00% 2025[1]	1,550	1,662
Post Holdings, Inc. 5.00% 2026[1]	2,865	2,797
Post Holdings, Inc. 5.625% 2028[1]	2,230	2,222
Prestige Brands International Inc. 5.375% 2021[1]	150	152
Spectrum Brands Inc. 5.75% 2025	800	810
TreeHouse Foods, Inc. 6.00% 2024[1]	1,800	1,874
		26,496
Total corporate bonds & notes		1,198,980
Municipals 0.01% Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	95	91
Total bonds, notes & other debt instruments (cost: $1,208,482,000)		1,199,071
Convertible bonds 0.61% Communication services 0.25%
DISH DBS Corp., convertible notes, 3.375% 2026	1,010	860
Gogo Inc., convertible notes, 3.75% 2020	238	232
Gogo Inc., convertible notes, 6.00% 2022[1]	2,140	2,083
		3,175
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 193

unaudited
Convertible bonds (continued) Energy 0.14%	Principal amount (000)	Value (000)
Chesapeake Energy Corp., convertible notes, 5.50% 2026	$ 775	$ 720
Weatherford International PLC, convertible notes, 5.875% 2021	650	528
Whiting Petroleum Corp., convertible notes, 1.25% 2020	600	582
		1,830
Health care 0.10%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	1,375	1,274
Industrials 0.08%
Fortive Corp., convertible notes, 0.875% 2022[1]	1,000	1,054
Information technology 0.04%
Euronet Worldwide, convertible notes, 0.75% 2049[1,9]	515	556
Total convertible bonds (cost: $7,994,000)		7,889
Convertible stocks 0.44% Industrials 0.37%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[7,8]	4,850	4,834
Health care 0.05%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	584	615
Utilities 0.02%
American Electric Power Co., Inc. 6.125% convertible preferred 2022	4,700	242
Total convertible stocks (cost: $5,484,000)		5,691
Common stocks 0.88% Energy 0.33%
Tribune Resources, Inc.[7,11]	1,006,339	2,818
Ascent Resources - Utica, LLC, Class A7,8,9,11	6,297,894	1,385
		4,203
Industrials 0.30%
CEVA Logistics AG11	129,342	3,890
NCI Building Systems, Inc.[1,7,9,11]	1,541	9
		3,899
Health care 0.24%
Advanz Pharma Corp.[9,11]	80,350	1,396
Advanz Pharma Corp.[11]	29,684	516
Rotech Healthcare Inc.[7,8,9,11]	201,793	1,211
		3,123
Communication services 0.01%
Cumulus Media Inc., Class B7,11	4,291	77
Cumulus Media Inc., Class A11	3,531	64
Frontier Communications Corp.[11]	13,333	26
American Funds Insurance Series — High-Income Bond Fund — Page 152 of 193

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Adelphia Recovery Trust, Series Arahova[7,8,11]	388,601	$ 2
Adelphia Recovery Trust, Series ACC-1[7,8,11]	449,306	— [12]
		169
Information technology 0.00%
Corporate Risk Holdings I, Inc.[7,8,11]	218,504	26
Corporate Risk Holdings Corp.[7,8,9,11]	1,104	— [12]
		26
Total common stocks (cost: $15,859,000)		11,420
Rights & warrants 0.02% Energy 0.02%
Tribune Resources, Inc., Class A, warrants, expire 2023[7,8,11]	336,564	82
Tribune Resources, Inc., Class B, warrants, expire 2023[7,8,11]	261,772	48
Tribune Resources, Inc., Class C, warrants, expire 2023[7,8,11]	247,225	35
Ultra Petroleum Corp., warrants, expire 2025[11]	80,710	12
		177
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[7,8,11]	68,899	— [12]
Communication services 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[7,8,9,11]	1	—
Total rights & warrants (cost: $71,000)		177
Short-term securities 4.32% Money market investments 4.32%
Capital Group Central Cash Fund	558,078	55,797
Total short-term securities (cost: $55,802,000)		55,797
Total investment securities 99.02% (cost: $1,293,692,000)		1,280,045
Other assets less liabilities 0.98%		12,703
Net assets 100.00%		$1,292,748
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$ 7,650	$(508)	$ (463)	$ (45)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	39,375	(700)	(649)	(51)
					$(1,112)	$(96)
American Funds Insurance Series — High-Income Bond Fund — Page 153 of 193

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $725,971,000, which represented 56.16% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $79,389,000, which represented 6.14% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,353,000, which represented 1.88% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Security did not produce income during the last 12 months.
[12]	Amount less than one thousand.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-2/5/2018	$ 16,180	$ 16,180	1.25%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	1,600	1,600.12
Advanz Pharma Corp.	8/31/2018	1,017	1,396.11
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,385.11
Rotech Healthcare Inc.	9/26/2013	4,331	1,211.09
Euronet Worldwide, convertible notes, 0.75% 2049	3/14/2019-3/19/2019	534	556.04
NCI Building Systems, Inc.	11/16/2018	33	9.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$23,997	$22,337	1.72%
Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 154 of 193

Mortgage Fund
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 91.65% Mortgage-backed obligations 70.38% Federal agency mortgage-backed obligations 68.07%	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[1]	$ 468	$ 488
Fannie Mae 4.00% 2036[1]	391	407
Fannie Mae 5.00% 2036[1]	38	38
Fannie Mae 4.00% 2047[1]	6,979	7,217
Fannie Mae 4.00% 2047[1]	4,353	4,501
Fannie Mae 4.00% 2048[1]	5,951	6,139
Fannie Mae 4.00% 2048[1]	458	472
Fannie Mae 4.00% 2048[1]	429	443
Fannie Mae 4.50% 2048[1]	14,244	14,904
Fannie Mae 4.50% 2048[1]	7,565	7,918
Fannie Mae 4.50% 2048[1]	4,249	4,447
Fannie Mae 4.50% 2048[1,2]	1,613	1,687
Fannie Mae 4.50% 2048[1]	92	96
Fannie Mae 3.50% 2049[1,2]	3,407	3,454
Freddie Mac 5.00% 2034[1]	1,235	1,331
Freddie Mac 4.00% 2036[1]	4,845	5,053
Freddie Mac 4.00% 2036[1]	1,031	1,075
Freddie Mac 3.318% 2045[1,3]	2,073	2,095
Freddie Mac 3.00% 2046[1]	6,978	6,987
Freddie Mac 4.00% 2048[1]	1,803	1,862
Freddie Mac 4.00% 2048[1]	1,799	1,857
Freddie Mac, Series KJ02, Class A2, Multi Family, 2.597% 2020[1]	1,419	1,415
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,855
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	1,631	1,623
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[1,3]	1,339	1,319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,549	1,533
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,3]	11,841	11,732
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	10,666	10,712
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,365	7,420
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	7,641	7,812
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	2,054	2,100
Government National Mortgage Assn. 3.75% 2034[1]	1,174	1,212
Government National Mortgage Assn. 3.75% 2038[1]	780	808
Government National Mortgage Assn. 3.75% 2039[1]	828	858
Government National Mortgage Assn. 4.00% 2039[1]	446	447
Government National Mortgage Assn. 6.00% 2039[1]	209	227
Government National Mortgage Assn. 4.00% 2040[1]	379	381
Government National Mortgage Assn. 5.50% 2040[1]	1,708	1,822
Government National Mortgage Assn. 4.50% 2041[1]	30	31
Government National Mortgage Assn. 5.00% 2041[1]	987	1,032
Government National Mortgage Assn. 5.00% 2041[1]	662	697
Government National Mortgage Assn. 6.50% 2041[1]	451	500
Government National Mortgage Assn. 3.50% 2042[1]	458	457
Government National Mortgage Assn. 3.50% 2042[1]	219	224
American Funds Insurance Series — Mortgage Fund — Page 155 of 193

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2042[1]	$ 221	$ 219
Government National Mortgage Assn. 3.50% 2043[1]	1,924	1,979
Government National Mortgage Assn. 3.50% 2043[1]	1,564	1,607
Government National Mortgage Assn. 3.50% 2043[1]	1,406	1,437
Government National Mortgage Assn. 3.50% 2043[1]	1,056	1,080
Government National Mortgage Assn. 3.50% 2043[1]	878	897
Government National Mortgage Assn. 3.50% 2043[1]	248	247
Government National Mortgage Assn. 3.50% 2043[1]	211	216
Government National Mortgage Assn. 3.75% 2044[1]	761	787
Government National Mortgage Assn. 4.25% 2044[1]	1,708	1,788
Government National Mortgage Assn. 4.00% 2046[1]	876	898
Government National Mortgage Assn. 5.00% 2048[1]	518	544
Government National Mortgage Assn. 4.00% 2049[1,2]	6,200	6,404
Government National Mortgage Assn. 4.50% 2049[1]	25,629	26,659
Government National Mortgage Assn. 4.50% 2049[1,2]	6,256	6,498
Government National Mortgage Assn. 4.50% 2049[1]	2,848	2,962
Government National Mortgage Assn. 4.50% 2049[1]	1,927	2,005
Government National Mortgage Assn. 5.00% 2049[1]	8,101	8,508
Government National Mortgage Assn. 5.00% 2049[1,2]	1,331	1,391
Government National Mortgage Assn. 5.00% 2049[1]	50	52
Government National Mortgage Assn. 4.588% 2065[1]	528	545
Government National Mortgage Assn. 4.60% 2065[1]	312	321
Government National Mortgage Assn. 4.633% 2065[1]	934	966
Government National Mortgage Assn. 5.20% 2066[1]	66	67
Government National Mortgage Assn. Pool #AO0385 4.55% 2066[1]	1,237	1,303
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,069	4,057
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	440	447
		206,858
Collateralized mortgage-backed obligations (privately originated) 2.31%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,4]	842	853
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.436% 2024[1,3]	3	3
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,3,4,5]	1,879	1,879
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[1,3,4]	590	590
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[1,4]	459	458
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,3,4,5]	723	724
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,3,4,5]	775	777
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,3,4,5]	317	318
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,4]	1,245	1,241
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.086% 2057[1,3,4]	189	188
		7,031
Total mortgage-backed obligations		213,889
U.S. Treasury bonds & notes 10.84% U.S. Treasury 6.47%
U.S. Treasury 1.50% 2020	444	440
U.S. Treasury 2.00% 2022	2,400	2,382
U.S. Treasury 2.125% 2022	1,000	996
U.S. Treasury 1.75% 2023	3,500	3,434
U.S. Treasury 2.75% 2023	224	229
U.S. Treasury 2.875% 2023	4,350	4,471
American Funds Insurance Series — Mortgage Fund — Page 156 of 193

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2024	$ 2,500	$ 2,530
U.S. Treasury 3.00% 2048[6]	5,000	5,183
		19,665
U.S. Treasury inflation-protected securities 4.37%
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	6,080	6,126
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	126	159
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	7,168	6,996
		13,281
Total U.S. Treasury bonds & notes		32,946
Federal agency bonds & notes 6.12%
Fannie Mae 2.00% 2022	5,800	5,764
Federal Home Loan Bank 1.375% 2021	3,000	2,954
Federal Home Loan Bank 1.875% 2021	10,000	9,901
		18,619
Asset-backed obligations 4.29%
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	537	536
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 2025[1,3,4]	102	103
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[1]	115	114
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[1]	355	353
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,4]	294	294
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 2020[1]	107	107
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	490	490
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[1,4]	635	635
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.767% 2025[1,3,4]	18	18
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[1,4]	238	237
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,4]	742	742
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[1,4]	1,390	1,389
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[1,4]	530	529
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,818
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[1]	493	493
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.886% 2025[1,3]	2,527	2,475
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 2025[1,3,4]	316	316
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	1,060	1,060
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[1,4]	54	54
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,4]	1,010	1,011
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,4]	270	269
		13,043
Corporate bonds & notes 0.02% Financials 0.02%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 2019[1,3,4,5,8]	53	53
Total bonds, notes & other debt instruments (cost: $276,425,000)		278,550
American Funds Insurance Series — Mortgage Fund — Page 157 of 193

unaudited
Short-term securities 12.81% Federal agency discount notes 9.19%	Principal amount (000)	Value (000)
Federal Farm Credit Banks 2.39% due 4/18/2019	$ 5,000	$ 4,994
Federal Home Loan Bank 2.41%-2.42% due 4/17/2019-6/7/2019	18,000	17,945
Freddie Mac 2.38% due 4/22/2019	5,000	4,992
		27,931
Commercial paper 3.62%
National Australia Bank Ltd. 2.40% due 4/1/2019[4]	7,300	7,299
Paccar Financial Corp. 2.42% due 4/4/2019	3,700	3,698
		10,997
Total short-term securities (cost: $38,933,000)		38,928
Total investment securities 104.46% (cost: $315,358,000)		317,478
Other assets less liabilities (4.46)%		(13,562)
Net assets 100.00%		$303,916
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 3/31/2019[10] (000)	Unrealized appreciation at 3/31/2019 (000)
90 Day Euro Dollar Futures	Long	108	December 2019	$27,000	$26,344	$ 222
2 Year U.S. Treasury Note Futures	Long	336	July 2019	67,200	71,599	266
5 Year U.S. Treasury Note Futures	Long	71	July 2019	7,100	8,224	74
10 Year U.S. Treasury Note Futures	Long	187	June 2019	18,700	23,229	339
10 Year Ultra U.S. Treasury Note Futures	Long	35	June 2019	3,500	4,647	100
20 Year U.S. Treasury Bond Futures	Long	56	June 2019	5,600	8,381	237
30 Year Ultra U.S. Treasury Bond Futures	Long	5	June 2019	500	840	32
						$1,270
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2.5215%	U.S. EFFR	8/29/2020	$16,490	$ 79	$ —	$ 79
3-month USD-LIBOR	2.806%	8/29/2020	300	(1)	—	(1)
2.622%	U.S. EFFR	9/14/2020	7,500	48	—	48
2.729%	U.S. EFFR	10/22/2020	22,900	198	—	198
2.4825%	U.S. EFFR	12/26/2020	41,000	232	—	232
2.3995%	U.S. EFFR	1/11/2021	26,350	116	—	116
2.4035%	U.S. EFFR	1/11/2021	19,650	88	—	88
2.3755%	U.S. EFFR	2/6/2021	15,000	65	—	65
2.284%	U.S. EFFR	3/19/2021	5,000	15	—	15
3-month USD-LIBOR	2.348%	4/1/2021	46,000	40	—	40
3-month USD-LIBOR	1.217%	9/22/2021	11,500	313	—	313
3-month USD-LIBOR	1.225%	9/22/2021	11,500	311	—	311
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	380	—	380
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(248)	—	(248)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(87)	—	(87)
American Funds Insurance Series — Mortgage Fund — Page 158 of 193

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2.00%	3-month USD-LIBOR	10/5/2022	$41,500	$(420)	$ —	$ (420)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(27)	—	(27)
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	15	—	15
2.21875%	U.S. EFFR	3/14/2024	9,000	84	—	84
3-month USD-LIBOR	2.24%	12/5/2026	10,500	80	—	80
3-month USD-LIBOR	2.27%	12/5/2026	8,500	46	—	46
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(119)	—	(119)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(251)	—	(251)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(372)	—	(372)
U.S. EFFR	2.145%	11/9/2047	2,200	69	—	69
U.S. EFFR	2.153%	11/10/2047	2,200	65	—	65
U.S. EFFR	2.155%	11/10/2047	1,280	37	—	37
U.S. EFFR	2.17%	11/13/2047	2,320	60	—	60
U.S. EFFR	2.5635%	2/12/2048	4,528	(260)	—	(260)
2.98%	3-month USD-LIBOR	3/15/2048	300	25	—	25
2.9625%	3-month USD-LIBOR	3/15/2048	300	24	—	24
U.S. EFFR	2.4615%	3/15/2048	300	(11)	—	(11)
U.S. EFFR	2.485%	3/15/2048	300	(12)	—	(12)
2.917%	3-month USD-LIBOR	3/16/2048	600	42	—	42
U.S. EFFR	2.425%	3/16/2048	600	(17)	—	(17)
					$—	$607
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,795,000, which represented 7.17% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,751,000, which represented 1.23% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,657,000, which represented .87% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Value determined using significant unobservable inputs.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 159 of 193

Ultra-Short Bond Fund
Investment portfolio
March 31, 2019
unaudited
Short-term securities 100.81% Commercial paper 70.13%	Principal amount (000)	Value (000)
Alberta (Province of) 2.60% due 4/22/2019[1]	$10,000	$ 9,984
BASF SE 2.39% due 4/15/2019[1]	10,000	9,989
BNP Paribas, New York Branch 2.36% due 4/1/2019	4,400	4,399
Bridgestone Americas, Inc. 2.41% due 4/2/2019[1]	6,500	6,498
Chariot Funding, LLC 2.52% due 6/21/2019[1]	11,100	11,036
Chevron Corp. 2.43% due 4/18/2019[1]	7,500	7,490
Credit Agricole North America, Inc. 2.40% due 4/3/2019	11,000	10,996
DBS Bank Ltd. 2.39% due 4/15/2019[1]	10,000	9,988
Emerson Electric Co. 2.45% due 4/15/2019[1]	3,300	3,296
Essilor International 2.52% due 5/15/2019[1]	8,000	7,974
General Dynamics Corp. 2.46% due 4/11/2019[1]	11,000	10,990
KfW 2.44% due 4/29/2019[1]	5,600	5,589
L’Oréal USA, Inc. 2.45% due 4/10/2019[1]	10,000	9,992
Mitsubishi UFJ Trust and Banking Corp. 2.50% due 4/16/2019[1]	10,000	9,988
Nestlé Finance International Ltd. 2.34% due 4/15/2019	10,000	9,989
Nordea Bank AB 2.37% due 4/1/2019[1]	10,000	9,998
Novartis Finance Corp. 2.50% due 5/13/2019[1]	11,600	11,564
Paccar Financial Corp. 2.42% due 4/11/2019	7,000	6,994
Simon Property Group, LP 2.51% due 5/21/2019[1]	7,500	7,472
Toronto-Dominion Bank 2.51% due 5/1/2019[1]	10,100	10,077
Toyota Industries Commercial Finance, Inc. 2.40% due 4/1/2019[1]	5,000	4,999
United Overseas Bank Ltd. 2.54% due 6/26/2019[1]	8,700	8,646
Wal-Mart Stores, Inc. 2.43%–2.47% due 4/15/2019–5/13/2019[1]	10,100	10,075
		198,023
U.S. Treasury 16.45%
U.S. Treasury Bills 2.34%–2.40% due 4/11/2019–5/7/2019	46,500	46,448
Federal agency discount notes 14.23%
Federal Home Loan Bank 2.41%–2.42% due 5/3/2019–6/14/2019	40,300	40,178
Total short-term securities (cost: $284,688,000)		284,649
Total investment securities 100.81% (cost: $284,688,000)		284,649
Other assets less liabilities (0.81)%		(2,298)
Net assets 100.00%		$282,351
The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $165,645,000, which represented 58.67% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 160 of 193

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 94.93% U.S. Treasury bonds & notes 51.61% U.S. Treasury 43.86%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$ 29,900	$ 29,857
U.S. Treasury 2.75% 2020	12,300	12,374
U.S. Treasury 1.125% 2021	31,950	31,116
U.S. Treasury 1.75% 2021[1]	33,540	33,126
U.S. Treasury 2.00% 2021	46,300	46,040
U.S. Treasury 2.00% 2021	5,350	5,319
U.S. Treasury 2.125% 2021	23,450	23,385
U.S. Treasury 2.25% 2021	23,580	23,579
U.S. Treasury 2.875% 2021	6,500	6,601
U.S. Treasury 1.625% 2022	100	98
U.S. Treasury 1.75% 2022	174,300	171,820
U.S. Treasury 1.75% 2022	11,700	11,541
U.S. Treasury 1.875% 2022	63,000	62,354
U.S. Treasury 1.875% 2022	25,000	24,721
U.S. Treasury 1.875% 2022	23,000	22,739
U.S. Treasury 2.00% 2022	69,500	68,975
U.S. Treasury 2.00% 2022	16,010	15,885
U.S. Treasury 1.25% 2023	8,100	7,774
U.S. Treasury 1.375% 2023	7,000	6,744
U.S. Treasury 1.625% 2023	11,900	11,615
U.S. Treasury 1.625% 2023	10,000	9,765
U.S. Treasury 2.125% 2023[1]	64,095	63,781
U.S. Treasury 2.625% 2023	31,000	31,497
U.S. Treasury 2.625% 2023	17,255	17,513
U.S. Treasury 2.625% 2023	13,100	13,329
U.S. Treasury 2.875% 2023	71,000	72,975
U.S. Treasury 2.875% 2023	22,500	23,146
U.S. Treasury 2.125% 2024	55,975	55,572
U.S. Treasury 2.25% 2024	6,500	6,503
U.S. Treasury 2.375% 2024	118,000	118,834
U.S. Treasury 2.50% 2024	44,000	44,530
U.S. Treasury 2.75% 2025	38,000	38,983
U.S. Treasury 2.875% 2025	13,000	13,432
U.S. Treasury 2.00% 2026	8,000	7,812
U.S. Treasury 2.875% 2028	14,000	14,561
U.S. Treasury 2.625% 2029	75,100	76,567
U.S. Treasury 3.375% 2048	4,000	4,460
U.S. Treasury 3.00% 2049[1]	35,300	36,639
		1,265,562
U.S. Treasury inflation-protected securities 7.75%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	11,454	11,370
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	69,237	69,764
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	23,528	23,302
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	13,068	12,983
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 161 of 193

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	$ 356	$ 448
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	21,933	21,407
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	46,660	51,681
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	2,820	2,881
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	18,664	18,519
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	13,718	11,302
		223,657
Total U.S. Treasury bonds & notes		1,489,219
Mortgage-backed obligations 22.76% Federal agency mortgage-backed obligations 22.76%
Fannie Mae 6.50% 2028[3]	149	165
Fannie Mae 4.00% 2036[3]	7,606	7,926
Fannie Mae 4.00% 2036[3]	5,978	6,229
Fannie Mae 4.00% 2036[3]	1,899	1,979
Fannie Mae 6.50% 2037[3]	29	32
Fannie Mae 7.00% 2037[3]	56	62
Fannie Mae 7.00% 2037[3]	6	7
Fannie Mae 6.00% 2038[3]	16	17
Fannie Mae 4.50% 2041[3]	1,078	1,141
Fannie Mae 5.00% 2041[3]	781	850
Fannie Mae 5.00% 2041[3]	518	564
Fannie Mae 5.00% 2041[3]	409	445
Fannie Mae 5.00% 2041[3]	273	297
Fannie Mae 3.50% 2047[3]	15,038	15,279
Fannie Mae 4.00% 2047[3]	30,836	31,886
Fannie Mae 4.00% 2047[3]	5,279	5,458
Fannie Mae 4.00% 2048[3]	13,090	13,504
Fannie Mae 4.00% 2048[3]	11,750	12,137
Fannie Mae 4.00% 2048[3]	10,741	11,069
Fannie Mae 4.00% 2048[3]	5,860	6,044
Fannie Mae 4.00% 2048[3]	3,479	3,589
Fannie Mae 4.00% 2048[3]	981	1,011
Fannie Mae 4.00% 2048[3]	296	305
Fannie Mae 4.00% 2048[3]	159	164
Fannie Mae 4.00% 2048[3]	24	25
Fannie Mae 4.00% 2048[3]	5	6
Fannie Mae 4.50% 2048[3,4]	42,692	44,667
Fannie Mae 4.50% 2048[3]	41,610	43,552
Fannie Mae 4.50% 2048[3]	4,820	5,045
Fannie Mae 4.50% 2048[3]	184	192
Fannie Mae 3.50% 2049[3,4]	4,569	4,632
Fannie Mae 4.00% 2049[3]	779	802
Fannie Mae 4.00% 2049[3]	14	15
Fannie Mae 4.50% 2049[3,4]	20,950	21,832
Fannie Mae, Series 2001-4, Class NA, 9.06% 2025[3,5]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.184% 2025[3,5]	— [6]	— [6]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	68	78
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	1,907	1,917
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[3]	1,782	1,797
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.219% 2023[3,5]	1,879	1,924
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.481% 2024[3,5]	3,704	3,826
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	124	107
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 193

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2024[3]	$ 319	$ 331
Freddie Mac 3.50% 2033[3]	24,085	24,686
Freddie Mac 4.622% 2036[3,5]	224	235
Freddie Mac 5.00% 2040[3]	920	995
Freddie Mac 5.00% 2041[3]	1,718	1,872
Freddie Mac 4.00% 2043[3]	397	416
Freddie Mac 3.318% 2045[3,5]	1,658	1,676
Freddie Mac 3.50% 2047[3]	16,785	17,064
Freddie Mac 3.50% 2047[3]	13,319	13,541
Freddie Mac 4.50% 2048[3]	14,833	15,488
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.884% 2023[3,5]	29	29
Freddie Mac, Series KGRP, Class A, Multi Family, (1-month USD-LIBOR + 0.38%) 2.87% 2020[3,5]	235	235
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[3]	278	278
Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[3]	24	24
Freddie Mac, Series K019, Class A1, Multi Family, 1.459% 2021[3]	458	454
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[3]	750	750
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[3]	1,735	1,724
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[3]	400	411
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	5,765	5,948
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	208	190
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[3]	11,980	11,926
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[3,5]	11,301	11,132
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	11,388	11,266
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[3,5]	2,255	2,234
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	40,893	41,067
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	1,769	1,783
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[3]	43,944	44,925
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	10,058	10,279
Government National Mortgage Assn. 3.75% 2034[3]	1,189	1,228
Government National Mortgage Assn. 5.50% 2038[3]	318	348
Government National Mortgage Assn. 5.50% 2038[3]	135	146
Government National Mortgage Assn. 5.50% 2038[3]	128	137
Government National Mortgage Assn. 5.50% 2038[3]	75	82
Government National Mortgage Assn. 6.00% 2038[3]	218	242
Government National Mortgage Assn. 6.50% 2038[3]	370	421
Government National Mortgage Assn. 6.50% 2038[3]	112	126
Government National Mortgage Assn. 5.00% 2039[3]	598	643
Government National Mortgage Assn. 6.00% 2039[3]	209	227
Government National Mortgage Assn. 4.50% 2040[3]	437	460
Government National Mortgage Assn. 5.50% 2040[3]	6,271	6,691
Government National Mortgage Assn. 4.50% 2041[3]	1,280	1,334
Government National Mortgage Assn. 5.00% 2041[3]	2,219	2,320
Government National Mortgage Assn. 3.00% 2042[3]	50	50
Government National Mortgage Assn. 3.50% 2043[3]	1,717	1,761
Government National Mortgage Assn. 5.00% 2048[3]	89	93
Government National Mortgage Assn. 4.00% 2049[3,4]	40,200	41,524
Government National Mortgage Assn. 4.50% 2049[3,4]	21,098	21,913
Government National Mortgage Assn. 4.50% 2049[3]	7,645	7,952
Government National Mortgage Assn. 4.50% 2049[3]	4,413	4,590
Government National Mortgage Assn. 4.50% 2049[3]	849	884
Government National Mortgage Assn. 5.00% 2049[3]	36,866	38,715
Government National Mortgage Assn. 5.00% 2049[3]	20,232	21,247
Government National Mortgage Assn. 5.00% 2049[3,4]	227	238
Government National Mortgage Assn. 5.00% 2049[3]	9	9
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 193

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.843% 2060[3,5]	$ 1,204	$ 1,229
Government National Mortgage Assn. 4.388% 2061[3]	108	109
Government National Mortgage Assn. 4.447% 2061[3]	88	88
Government National Mortgage Assn. 4.70% 2061[3]	53	55
Government National Mortgage Assn. 4.70% 2061[3]	19	19
Government National Mortgage Assn. 4.716% 2061[3]	61	61
Government National Mortgage Assn. 4.72% 2061[3]	4	4
Government National Mortgage Assn. 4.767% 2061[3]	63	64
Government National Mortgage Assn. 4.81% 2061[3]	9	9
Government National Mortgage Assn. 5.177% 2061[3]	591	599
Government National Mortgage Assn. 4.614% 2062[3]	416	418
Government National Mortgage Assn. 4.705% 2062[3]	16	17
Government National Mortgage Assn. 5.00% 2062[3]	24	24
Government National Mortgage Assn. 5.158% 2062[3]	37	38
Government National Mortgage Assn. 4.588% 2063[3]	29	30
Government National Mortgage Assn. 4.765% 2063[3,5]	3,481	3,652
Government National Mortgage Assn. 5.089% 2063[3]	16	16
Government National Mortgage Assn. 3.264% 2064[3,5]	386	390
Government National Mortgage Assn. 4.593% 2064[3]	276	279
Government National Mortgage Assn. 4.774% 2064[3,5]	4,893	5,137
Government National Mortgage Assn. 5.03% 2064[3]	83	84
Government National Mortgage Assn. 5.098% 2064[3]	54	54
Government National Mortgage Assn. 5.152% 2064[3]	191	193
Government National Mortgage Assn. 5.161% 2064[3]	173	175
Government National Mortgage Assn. 5.361% 2064[3]	3	3
Government National Mortgage Assn. 6.64% 2064[3]	682	704
Government National Mortgage Assn. 6.64% 2064[3]	57	57
Government National Mortgage Assn. 4.607% 2065[3]	114	115
Government National Mortgage Assn. Pool #AG8156 3.728% 2064[3,5]	519	528
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.384% 2060[3,5]	3,007	3,034
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 3.29% 2062[3,5]	2,070	2,088
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.443% 2062[3,5]	2,527	2,552
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 2.879% 2020[3,5]	77	77
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.892% 2020[3,5]	249	249
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.94% 2020[3,5]	153	153
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	4,491	4,521
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	4,965	5,044
Total mortgage-backed obligations		656,787
Federal agency bonds & notes 20.56%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	883	884
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	631	632
Fannie Mae 1.75% 2019	16,000	15,926
Fannie Mae 1.25% 2021	2,900	2,830
Fannie Mae 2.75% 2021	26,500	26,774
Fannie Mae 2.875% 2023	36,000	36,877
Fannie Mae 7.125% 2030	4,000	5,609
Federal Home Loan Bank 3.375% 2023	16,715	17,440
Federal Home Loan Bank 3.25% 2028	13,000	13,689
Federal Home Loan Bank 5.50% 2036	600	801
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 193

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 2.375% 2021	$100,000	$ 100,130
Private Export Funding Corp. 1.45% 2019	17,500	17,433
Private Export Funding Corp. 2.25% 2020	5,000	4,988
Private Export Funding Corp. 3.55% 2024	6,340	6,667
Small Business Administration, Series 2001-20K, 5.34% 2021	33	33
Small Business Administration, Series 2001-20J, 5.76% 2021	13	13
Small Business Administration, Series 2001-20F, 6.44% 2021	53	54
Small Business Administration, Series 2003-20B, 4.84% 2023	117	119
Tennessee Valley Authority 2.875% 2027	10,000	10,082
Tennessee Valley Authority 4.65% 2035	2,330	2,746
Tennessee Valley Authority 5.88% 2036	1,750	2,354
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,901
Tennessee Valley Authority, Series A, 4.625% 2060	250	323
TVA Southaven 3.846% 2033	1,269	1,286
U.S. Agency for International Development, Iraq (State of), 2.149% 2022	6,670	6,620
U.S. Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,747
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,136
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,170
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	44,338
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,171	3,704
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,929
U.S. Agency for International Development, Ukraine 1.844% 2019	1,445	1,445
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,303
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,454
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	4,998
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,049
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,045
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,082
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,583
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,571
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,607
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,195
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,572
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,405
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,347
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,199
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,809
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	665
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	815	847
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	909	966
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	743	794
		593,171
Total bonds, notes & other debt instruments (cost: $2,718,149,000)		2,739,177
Short-term securities 6.76% Commercial paper 5.03%
Bridgestone Americas, Inc. 2.43% due 4/1/2019[7]	20,000	19,996
Chevron Corp. 2.47% due 5/13/2019[7]	5,000	4,985
ExxonMobil Corp. 2.41% due 4/10/2019	20,000	19,984
Home Depot Inc. 2.37% due 4/3/2019[7]	30,000	29,990
Intel Corp. 2.42% due 4/26/2019[7]	26,200	26,150
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 193

unaudited
Short-term securities (continued) Commercial paper (continued)	Principal amount (000)	Value (000)
National Australia Bank Ltd. 2.40% due 4/1/2019[7]	$11,000	$ 10,998
Wal-Mart Stores, Inc. 2.50%-2.51% due 4/12/2019-4/22/2019[7]	33,000	32,960
		145,063
Federal agency discount notes 1.73%
Federal Farm Credit Banks 2.38%-2.39% due 4/9/2019-4/18/2019	50,000	49,954
Total short-term securities (cost: $195,053,000)		195,017
Total investment securities 101.69% (cost: $2,913,202,000)		2,934,194
Other assets less liabilities (1.69)%		(48,810)
Net assets 100.00%		$2,885,384
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 3/31/2019[9] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
90 Day Euro Dollar Futures	Long	623	December 2019	$ 155,750	$ 151,965	$ 1,284
2 Year U.S. Treasury Note Futures	Long	5,067	July 2019	1,013,400	1,079,746	3,996
5 Year U.S. Treasury Note Futures	Long	9,294	July 2019	929,400	1,076,507	9,668
10 Year U.S. Treasury Note Futures	Long	2,976	June 2019	297,600	369,675	2,222
10 Year Ultra U.S. Treasury Note Futures	Short	1,063	June 2019	(106,300)	(141,147)	(2,957)
20 Year U.S. Treasury Bond Futures	Long	108	June 2019	10,800	16,163	453
30 Year Ultra U.S. Treasury Bond Futures	Short	75	June 2019	(7,500)	(12,600)	37
						$14,703
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2.408%	U.S. EFFR	6/19/2019	$2,210,000	$ 68	$ —	$ 68
2.45725%	U.S. EFFR	7/31/2019	1,949,000	232	—	232
2.4075%	U.S. EFFR	7/31/2019	1,948,600	120	—	120
2.782%	U.S. EFFR	9/18/2019	884,184	552	—	552
U.S. EFFR	2.448%	10/30/2019	2,590,000	(573)	—	(573)
2.16%	U.S. EFFR	1/29/2020	2,027,000	(9)	—	(9)
1.997%	U.S. EFFR	2/13/2020	60,900	(166)	—	(166)
1.989%	U.S. EFFR	2/13/2020	61,000	(170)	—	(170)
3-month USD-LIBOR	2.761%	4/27/2020	100,000	(214)	—	(214)
U.S. EFFR	2.0575%	5/6/2020	2,027,000	(13)	—	(13)
3-month USD-LIBOR	2.8025%	8/15/2020	101,840	(415)	—	(415)
2.5045%	U.S. EFFR	8/29/2020	133,910	612	—	612
2.5215%	U.S. EFFR	8/29/2020	98,090	472	—	472
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(150)	—	(150)
2.48%	U.S. EFFR	12/20/2020	82,528	455	—	455
2.4825%	U.S. EFFR	12/26/2020	665,000	3,762	—	3,762
2.3485%	U.S. EFFR	1/7/2021	61,005	212	—	212
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 166 of 193

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2.3355%	U.S. EFFR	1/7/2021	$ 57,995	$ 188	$ —	$ 188
2.3995%	U.S. EFFR	1/11/2021	25,200	111	—	111
2.4035%	U.S. EFFR	1/11/2021	18,800	84	—	84
2.3755%	U.S. EFFR	2/6/2021	129,000	560	—	560
2.284%	U.S. EFFR	3/19/2021	65,000	199	—	199
3-month USD-LIBOR	2.367%	3/28/2021	234,200	98	—	98
2.1125%	U.S. EFFR	3/28/2021	234,200	(46)	—	(46)
3-month USD-LIBOR	2.348%	4/1/2021	264,000	230	—	230
3-month USD-LIBOR	1.217%	9/22/2021	60,000	1,634	—	1,634
3-month USD-LIBOR	1.225%	9/22/2021	60,000	1,622	—	1,622
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	135	—	135
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	503	—	503
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	150	—	150
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	928	—	928
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	961	—	961
2.5775%	U.S. EFFR	7/16/2022	181,639	1,183	—	1,183
3-month USD-LIBOR	1.948%	7/28/2022	20,000	230	—	230
2.80%	3-month USD-LIBOR	9/2/2022	280,000	3,353	—	3,353
2.75%	3-month USD-LIBOR	9/2/2022	280,000	3,088	—	3,088
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(490)	—	(490)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(298)	—	(298)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	44	—	44
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	(42)	—	(42)
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	(719)	—	(719)
3-month USD-LIBOR	3.09009%	10/31/2023	46,320	(1,615)	—	(1,615)
3-month USD-LIBOR	3.0965%	10/31/2023	46,055	(1,619)	—	(1,619)
U.S. EFFR	2.4325%	12/21/2023	24,000	(448)	—	(448)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	281	—	281
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	131	—	131
2.21875%	U.S. EFFR	3/14/2024	54,000	503	—	503
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(724)	—	(724)
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	184	—	184
3-month USD-LIBOR	2.241%	3/27/2024	47,675	113	—	113
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	576	—	576
3-month USD-LIBOR	2.4595%	1/12/2025	26,400	(221)	—	(221)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(240)	—	(240)
2.8775%	3-month USD-LIBOR	3/23/2025	29,800	955	—	955
3-month USD-LIBOR	2.24%	12/5/2026	55,100	418	—	418
3-month USD-LIBOR	2.27%	12/5/2026	44,900	245	—	245
2.579%	3-month USD-LIBOR	3/14/2027	53,000	876	—	876
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(64)	—	(64)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	319	—	319
2.908%	3-month USD-LIBOR	2/1/2028	16,000	318	—	318
2.925%	3-month USD-LIBOR	2/1/2028	12,800	264	—	264
2.92%	3-month USD-LIBOR	2/2/2028	12,200	248	—	248
U.S. EFFR	2.5065%	3/22/2028	8,700	(283)	—	(283)
U.S. EFFR	2.535%	3/23/2028	6,700	(234)	—	(234)
U.S. EFFR	2.471%	3/27/2028	8,100	(240)	—	(240)
U.S. EFFR	2.4575%	3/29/2028	9,638	(311)	—	(311)
U.S. EFFR	2.424%	3/30/2028	8,160	(238)	—	(238)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 167 of 193

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
U.S. EFFR	2.412%	4/5/2028	$ 3,702	$ (92)	$ —	$ (92)
3-month USD-LIBOR	2.357%	3/27/2029	25,175	131	—	131
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(2,813)	—	(2,813)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,995)	—	(2,995)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(125)	—	(125)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(140)	—	(140)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(141)	—	(141)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(111)	—	(111)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(1,448)	—	(1,448)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(1,912)	—	(1,912)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,007)	—	(2,007)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(279)	—	(279)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	170	—	170
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	35	—	35
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	50	—	50
U.S. EFFR	2.166%	10/23/2047	10,000	267	—	267
U.S. EFFR	2.145%	11/9/2047	15,400	480	—	480
U.S. EFFR	2.153%	11/10/2047	15,300	452	—	452
U.S. EFFR	2.155%	11/10/2047	8,640	251	—	251
U.S. EFFR	2.17%	11/13/2047	15,660	406	—	406
U.S. EFFR	2.5635%	2/12/2048	33,204	(1,908)	—	(1,908)
U.S. EFFR	2.4615%	3/15/2048	2,000	(72)	—	(72)
U.S. EFFR	2.485%	3/15/2048	2,000	(82)	—	(82)
U.S. EFFR	2.425%	3/16/2048	4,100	(115)	—	(115)
U.S. EFFR	2.505%	3/22/2048	4,300	(194)	—	(194)
U.S. EFFR	2.51375%	3/22/2048	4,700	(221)	—	(221)
U.S. EFFR	2.625%	5/25/2048	18,000	(1,286)	—	(1,286)
U.S. EFFR	2.445%	6/4/2048	6,700	(221)	—	(221)
U.S. EFFR	2.52%	8/24/2048	4,500	(222)	—	(222)
3.236%	3-month USD-LIBOR	10/31/2048	10,650	1,487	—	1,487
3.22859%	3-month USD-LIBOR	10/31/2048	10,645	1,469	—	1,469
3-month USD-LIBOR	2.8615%	1/31/2049	12,900	(765)	—	(765)
					$—	$5,724
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 168 of 193

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $39,628,000, which represented 1.37% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $125,079,000, which represented 4.33% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 169 of 193

Managed Risk Growth Fund
Investment portfolio
March 31, 2019
unaudited
Growth funds 80.12%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,818,172	$303,010
Total growth funds (cost: $269,615,000)		303,010
Fixed income funds 15.04%
American Funds Insurance Series – Bond Fund, Class 1	5,245,331	56,859
Total fixed income funds (cost: $56,610,000)		56,859
Short-term securities 4.89%
Government Cash Management Fund	18,484,715	18,485
Total short-term securities (cost: $18,485,000)		18,485
Total investment securities 100.05% (cost: $344,710,000)		378,354
Other assets less liabilities (0.05)%		(177)
Net assets 100.00%		$378,177
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	177	June 2019	$17,700	$20,502	$182
American Funds Insurance Series — Managed Risk Growth Fund — Page 170 of 193

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth funds 80.12%
American Funds Insurance Series – Growth Fund, Class 1	3,963,500	61,383	206,711	3,818,172	$ 1,357	$ 35,276	$ —	$303,010
Fixed income funds 15.04%
American Funds Insurance Series – Bond Fund, Class 1	5,110,855	517,522	383,046	5,245,331	(123)	2,060	—	56,859
Total 95.16%					$1,234	$37,336	$—	$359,869
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth Fund — Page 171 of 193

Managed Risk International Fund
Investment portfolio
March 31, 2019
unaudited
Growth funds 81.51%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,605,200	$131,575
Total growth funds (cost: $122,797,000)		131,575
Fixed income funds 15.10%
American Funds Insurance Series – Bond Fund, Class 1	2,247,656	24,365
Total fixed income funds (cost: $24,370,000)		24,365
Short-term securities 3.46%
Government Cash Management Fund	5,579,755	5,580
Total short-term securities (cost: $5,580,000)		5,580
Total investment securities 100.07% (cost: $152,747,000)		161,520
Other assets less liabilities (0.07)%		(105)
Net assets 100.00%		$161,415
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	59	June 2019	$5,900	$6,834	$20
American Funds Insurance Series — Managed Risk International Fund — Page 172 of 193

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth funds 81.51%
American Funds Insurance Series – International Fund, Class 1	6,802,836	15,758	213,394	6,605,200	$ (273)	$ 15,501	$ —	$131,575
Fixed income funds 15.10%
American Funds Insurance Series – Bond Fund, Class 1	2,162,908	98,330	13,582	2,247,656	(2)	827	—	24,365
Total 96.61%					$(275)	$16,328	$—	$155,940
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk International Fund — Page 173 of 193

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
March 31, 2019
unaudited
Growth-and-income funds 80.17%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,856,119	$286,146
Total growth-and-income funds (cost: $281,551,000)		286,146
Fixed income funds 15.05%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,404,827	53,695
Total fixed income funds (cost: $53,533,000)		53,695
Short-term securities 4.83%
Government Cash Management Fund	17,256,361	17,256
Total short-term securities (cost: $17,256,000)		17,256
Total investment securities 100.05% (cost: $352,340,000)		357,097
Other assets less liabilities (0.05)%		(177)
Net assets 100.00%		$356,920
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	166	June 2019	$16,600	$19,227	$174
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 174 of 193

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth-and-income funds 80.17%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,901,978	133,427	1,179,286	20,856,119	$ 619	$ 28,078	$ —	$286,146
Fixed income funds 15.05%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	225,221	304,782	4,404,827	(80)	1,176	—	53,695
Total 95.22%					$539	$29,254	$—	$339,841
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 175 of 193

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2019
unaudited
Growth-and-income funds 79.90%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	32,477,559	$1,657,005
Total growth-and-income funds (cost: $1,495,742,000)		1,657,005
Fixed income funds 14.99%
American Funds Insurance Series – Bond Fund, Class 1	28,683,989	310,934
Total fixed income funds (cost: $299,914,000)		310,934
Short-term securities 4.85%
Government Cash Management Fund	100,549,352	100,549
Total short-term securities (cost: $100,549,000)		100,549
Options purchased 0.18%
Options purchased*		3,693
Total options purchased (cost: $16,451,000)		3,693
Total investment securities 99.92% (cost: $1,912,656,000)		2,072,181
Other assets less liabilities 0.08%		1,655
Net assets 100.00%		$2,073,836
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2019 (000)
S&P 500 Index	1,225	$ 3,472	$1,975.00	9/20/2019	$ 637
S&P 500 Index	930	2,636	2,025.00	9/20/2019	577
S&P 500 Index	425	1,205	2,200.00	9/20/2019	510
S&P 500 Index	1,200	3,401	1,900.00	9/20/2019	462
S&P 500 Index	1,155	3,274	1,875.00	9/20/2019	404
S&P 500 Index	4,360	12,358	1,850.00	6/21/2019	403
S&P 500 Index	365	1,035	2,000.00	9/20/2019	204
S&P 500 Index	620	1,757	1,850.00	9/20/2019	200
S&P 500 Index	330	935	1,925.00	9/20/2019	142
S&P 500 Index	811	2,299	2,000.00	6/21/2019	130
S&P 500 Index	138	391	2,050.00	6/21/2019	24
					$3,693
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 176 of 193

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,014	June 2019	$101,400	$117,450	$ 1,079
S&P 500 E-mini Index Contracts	Long	388	June 2019	19	55,053	1,354
						$2,433
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth-and-income funds 79.90%
American Funds Insurance Series – Growth-Income Fund, Class 1	33,123,343	342,655	988,439	32,477,559	$ 4,211	$ 180,568	$ —	$1,657,005
Fixed income funds 14.99%
American Funds Insurance Series – Bond Fund, Class 1	26,945,898	1,895,610	157,519	28,683,989	(44)	10,438	—	310,934
Total 94.89%					$4,167	$191,006	$—	$1,967,939
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 177 of 193

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2019
unaudited
Asset allocation funds 96.54%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	111,299,825	$2,595,512
Total asset allocation funds (cost: $2,422,290,000)		2,595,512
Short-term securities 3.53%
Government Cash Management Fund	94,919,393	94,919
Total short-term securities (cost: $94,919,000)		94,919
Total investment securities 100.07% (cost: $2,517,209,000)		2,690,431
Other assets less liabilities (0.07)%		(1,950)
Net assets 100.00%		$2,688,481
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	910	June 2019	$91,000	$105,404	$894
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Asset allocation funds 96.54%
American Funds Insurance Series – Asset Allocation Fund, Class 1	115,468,223	330,807	4,499,205	111,299,825	$1,587	$227,045	$—	$2,595,512
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 178 of 193

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 179 of 193

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The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options purchased	Futures	Forwards	Interest Rate Swaps	Credit Default Swaps
International Fund	Not applicable	Not applicable	$ 50,223	Not applicable	Not applicable
New World Fund	Not applicable	Not applicable	13,754*	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,578	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,587	Not applicable	Not applicable
Capital Income Builder	Not applicable	$ 174,150	Not applicable	$ 115,000	Not applicable
Asset Allocation Fund	Not applicable	638,583	Not applicable	2,007,231	Not applicable
Global Balanced Fund	Not applicable	9,983	24,221	97,111	Not applicable
Bond Fund	Not applicable	2,870,331	613,625	2,559,905	Not applicable
Global Bond Fund	Not applicable	243,835	777,760	1,111,414	Not applicable
High-Income Bond Fund	Not applicable	Not applicable	Not applicable	41,259*	$ 69,228
Mortgage Fund	Not applicable	142,692	Not applicable	352,491	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,677,867	Not applicable	12,328,372	Not applicable
Managed Risk Growth Fund	Not applicable	56,387	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	185,504	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	48,062	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	$ 328,089	179,831	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	365,578	Not applicable	Not applicable	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Insurance Series — Page 180 of 193

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Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2019 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 1,620,323	$ —	$ —	$ 1,620,323
Consumer discretionary	1,252,605	—	—	1,252,605
Health care	703,225	—	—	703,225
Financials	564,383	—	—	564,383
Communication services	540,082	—	—	540,082
Consumer staples	539,100	—	—	539,100
Industrials	431,831	—	—	431,831
Materials	160,075	10,070	—	170,145
Energy	141,582	—	—	141,582
Short-term securities	235,988	—	—	235,988
Total	$6,189,194	$10,070	$—	$6,199,264
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$ 892,773	$ 18,328	$ —	$ 911,101
Information technology	795,576	—	—	795,576
Industrials	624,933	—	—	624,933
Consumer discretionary	574,032	—	—	574,032
Financials	376,260	—	93	376,353
Materials	178,207	—	—	178,207
Communication services	121,055	—	—	121,055
Consumer staples	118,072	—	—	118,072
Real estate	82,997	—	13,693	96,690
Energy	66,055	—	16,560	82,615
Utilities	45,317	—	—	45,317
Short-term securities	519,690	—	—	519,690
Total	$4,394,967	$18,328	$30,346	$4,443,641
American Funds Insurance Series — Page 181 of 193

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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 6,025,465	$ —	$ —	$ 6,025,465
Health care	4,211,005	—	37,000	4,248,005
Communication services	4,206,048	—	—	4,206,048
Consumer discretionary	3,249,837	—	—	3,249,837
Financials	2,248,255	—	—	2,248,255
Industrials	1,632,695	—	—	1,632,695
Energy	1,127,904	—	—	1,127,904
Consumer staples	830,339	—	—	830,339
Materials	759,465	—	—	759,465
Real estate	470,826	—	—	470,826
Utilities	85,472	—	—	85,472
Convertible stocks	—	—	13,104	13,104
Short-term securities	1,314,967	—	—	1,314,967
Total	$26,162,278	$—	$50,104	$26,212,382
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 1,486,721	$ 33,259	$ —	$ 1,519,980
Industrials	1,436,327	—	—	1,436,327
Health care	1,097,791	109,380	—	1,207,171
Consumer discretionary	1,200,440	—	—	1,200,440
Consumer staples	667,235	—	—	667,235
Information technology	624,389	—	—	624,389
Materials	615,953	—	—	615,953
Communication services	516,104	—	—	516,104
Utilities	452,903	27,489	—	480,392
Energy	474,898	—	—	474,898
Real estate	220,164	—	—	220,164
Rights & warrants	—	19,414	—	19,414
Bonds, notes & other debt instruments	—	76,558	—	76,558
Short-term securities	761,986	—	—	761,986
Total	$9,554,911	$266,100	$—	$9,821,011

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 826	$—	$ 826
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,182)	—	(1,182)
*	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 182 of 193

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New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 675,000	$ —	$ —	$ 675,000
Financials	388,432	6,830	—	395,262
Energy	387,019	—	—	387,019
Consumer discretionary	335,813	—	—	335,813
Materials	276,851	—	—	276,851
Health care	271,894	—	—	271,894
Consumer staples	216,633	—	—	216,633
Communication services	215,197	—	—	215,197
Industrials	178,964	—	—	178,964
Real estate	49,907	—	3,134	53,041
Utilities	33,785	—	—	33,785
Rights & warrants	—	4,493	—	4,493
Bonds, notes & other debt instruments	—	92,238	—	92,238
Short-term securities	232,179	24,559	—	256,738
Total	$3,261,674	$128,120	$3,134	$3,392,928
Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$ 1,972,099	$ —	$ —	$ 1,972,099
Information technology	1,323,063	—	—	1,323,063
Consumer staples	1,185,724	—	—	1,185,724
Energy	1,056,493	—	—	1,056,493
Industrials	790,562	—	—	790,562
Consumer discretionary	722,358	—	—	722,358
Communication services	610,442	—	—	610,442
Financials	296,817	—	—	296,817
Materials	279,203	—	—	279,203
Real estate	175,026	—	—	175,026
Utilities	160,986	—	—	160,986
Rights & warrants	3,629	—	—	3,629
Short-term securities	296,515	—	—	296,515
Total	$8,872,917	$—	$—	$8,872,917
American Funds Insurance Series — Page 183 of 193

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Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 332,353	$ —	$ —	$ 332,353
Industrials	246,058	—	—	246,058
Financials	229,826	—	—	229,826
Communication services	193,948	—	—	193,948
Health care	193,272	—	—	193,272
Consumer discretionary	187,934	—	—	187,934
Energy	132,101	—	—	132,101
Materials	129,220	—	—	129,220
Consumer staples	87,458	—	—	87,458
Real estate	75,932	—	—	75,932
Utilities	70,439	—	—	70,439
Bonds, notes & other debt instruments	—	40,647	—	40,647
Short-term securities	50,741	—	—	50,741
Total	$1,929,282	$40,647	$—	$1,969,929

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(19)	$—	$(19)
*	Forward currency contracts are not included in the investment portfolio.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$ 4,919,782	$ 70,489	$ —	$ 4,990,271
Information technology	4,832,463	—	—	4,832,463
Financials	3,559,396	—	—	3,559,396
Industrials	3,429,428	—	—	3,429,428
Communication services	3,350,985	—	—	3,350,985
Consumer staples	2,910,116	—	—	2,910,116
Energy	2,480,193	—	—	2,480,193
Consumer discretionary	2,036,297	—	—	2,036,297
Materials	1,570,599	—	—	1,570,599
Real estate	666,146	—	—	666,146
Utilities	622,715	—	—	622,715
Mutual funds	58,499	—	—	58,499
Convertible stocks	80,574	—	—	80,574
Convertible bonds	—	3,732	—	3,732
Short-term securities	2,792,537	—	—	2,792,537
Total	$33,309,730	$74,221	$—	$33,383,951
American Funds Insurance Series — Page 184 of 193

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International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 260,365	$ —	$ —	$ 260,365
Health care	167,777	28,409	—	196,186
Industrials	138,881	—	—	138,881
Real estate	116,858	—	—	116,858
Energy	109,254	—	—	109,254
Consumer staples	100,802	—	—	100,802
Materials	99,617	—	—	99,617
Consumer discretionary	96,051	—	—	96,051
Utilities	83,321	7,419	—	90,740
Communication services	64,301	—	—	64,301
Information technology	63,933	—	—	63,933
Bonds, notes & other debt instruments	—	16,020	—	16,020
Short-term securities	53,742	—	—	53,742
Total	$1,354,902	$51,848	$—	$1,406,750

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$29	$—	$29
*	Forward currency contracts are not included in the investment portfolio.
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$ 77,405	$ —	$ —	$ 77,405
Information technology	70,741	—	—	70,741
Real estate	64,902	—	—	64,902
Financials	61,719	—	—	61,719
Energy	54,981	—	—	54,981
Communication services	43,309	—	—	43,309
Utilities	39,470	—	—	39,470
Health care	38,563	—	—	38,563
Consumer discretionary	29,205	—	—	29,205
Industrials	27,845	—	—	27,845
Materials	13,102	—	—	13,102
Convertible stocks	8,986	—	—	8,986
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	81,980	—	81,980
Mortgage-backed obligations	—	54,013	—	54,013
Corporate bonds & notes	—	29,732	—	29,732
Asset-backed obligations	—	7,766	—	7,766
Bonds & notes of governments outside the U.S.	—	245	—	245
Short-term securities	80,718	—	—	80,718
Total	$610,946	$173,736	$—	$784,682

American Funds Insurance Series — Page 185 of 193

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 885	$ —	$ —	$ 885
Unrealized appreciation on interest rate swaps	—	640	—	640
Liabilities:
Unrealized depreciation on futures contracts	(884)	—	—	(884)
Total	$ 1	$640	$—	$641
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 3,973,663	$ —	$ 20	$ 3,973,683
Health care	2,522,643	52,224	1,105	2,575,972
Financials	2,376,211	—	—	2,376,211
Industrials	1,334,042	13	—	1,334,055
Energy	1,216,990	2,594	—	1,219,584
Consumer staples	1,049,099	—	—	1,049,099
Consumer discretionary	1,048,072	—	—	1,048,072
Communication services	974,499	191	—	974,690
Materials	745,962	—	—	745,962
Real estate	217,445	—	—	217,445
Utilities	155,083	—	—	155,083
Rights & warrants	—	—	152	152
Convertible stocks	8,845	—	4,983	13,828
Convertible bonds	—	1,353	—	1,353
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,874,363	—	2,874,363
Corporate bonds & notes	—	2,838,150	11,473	2,849,623
Mortgage-backed obligations	—	1,329,882	—	1,329,882
Asset-backed obligations	—	145,535	—	145,535
Bonds & notes of governments & government agencies outside the U.S.	—	47,036	—	47,036
Federal agency bonds & notes	—	12,465	—	12,465
Municipals	—	10,358	—	10,358
Short-term securities	2,151,930	—	—	2,151,930
Total	$17,774,484	$7,314,164	$17,733	$25,106,381

American Funds Insurance Series — Page 186 of 193

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,485	$ —	$ —	$ 11,485
Unrealized appreciation on interest rate swaps	—	1,753	—	1,753
Liabilities:
Unrealized depreciation on futures contracts	(4,907)	—	—	(4,907)
Unrealized depreciation on interest rate swaps	—	(11,654)	—	(11,654)
Total	$ 6,578	$ (9,901)	$—	$(3,323)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 49,603	$ —	$ —	$ 49,603
Health care	36,972	—	—	36,972
Financials	29,769	—	—	29,769
Consumer staples	28,380	—	—	28,380
Industrials	26,559	—	—	26,559
Consumer discretionary	19,205	—	—	19,205
Energy	14,199	—	—	14,199
Materials	14,185	—	—	14,185
Real estate	8,682	—	—	8,682
Communication services	6,098	—	—	6,098
Utilities	4,805	—	—	4,805
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	55,553	—	55,553
U.S. Treasury bonds & notes	—	47,404	—	47,404
Corporate bonds & notes	—	22,538	—	22,538
Mortgage-backed obligations	—	9,890	—	9,890
Short-term securities	29,870	374	—	30,244
Total	$268,327	$135,759	$—	$404,086

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 156	$ —	$ —	$ 156
Unrealized appreciation on open forward currency contracts	—	36	—	36
Unrealized appreciation on interest rate swaps	—	26	—	26
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(165)	—	(165)
Unrealized depreciation on interest rate swaps	—	(18)	—	(18)
Total	$156	$(121)	$—	$35
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 187 of 193

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Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$ 3,172,134	$ —	$ 3,172,134
U.S. Treasury bonds & notes	—	3,104,987	—	3,104,987
Mortgage-backed obligations	—	2,406,963	—	2,406,963
Bonds & notes of governments & government agencies outside the U.S.	—	604,639	—	604,639
Municipals	—	198,747	—	198,747
Asset-backed obligations	—	187,648	—	187,648
Federal agency bonds & notes	—	11,655	—	11,655
Common stocks	—	477	9	486
Rights & warrants	1	—	46	47
Short-term securities	811,829	52,075	—	863,904
Total	$811,830	$9,739,325	$55	$10,551,210

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,511	$ —	$ —	$ 15,511
Unrealized appreciation on open forward currency contracts	—	8,195	—	8,195
Unrealized appreciation on interest rate swaps	—	1,123	—	1,123
Liabilities:
Unrealized depreciation on futures contracts	(9,465)	—	—	(9,465)
Unrealized depreciation on open forward currency contracts	—	(439)	—	(439)
Unrealized depreciation on interest rate swaps	—	(2,554)	—	(2,554)
Total	$ 6,046	$6,325	$—	$12,371
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 188 of 193

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Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$ —	$ 309,291	$ —	$ 309,291
Japanese yen	—	262,781	—	262,781
Mexican pesos	—	80,555	—	80,555
Danish kroner	—	67,864	—	67,864
British pounds	—	44,802	—	44,802
Indian rupees	—	40,903	—	40,903
Chinese yuan renminbi	—	39,460	—	39,460
Thai baht	—	25,049	—	25,049
South African rand	—	20,526	—	20,526
Polish zloty	—	20,102	—	20,102
Israeli shekels	—	19,809	—	19,809
Brazilian reais	—	18,822	—	18,822
Indonesian rupiah	—	16,038	—	16,038
Chilean pesos	—	14,916	—	14,916
Australian dollars	—	13,678	—	13,678
Canadian dollars	—	11,259	—	11,259
Colombian pesos	—	8,924	—	8,924
South Korean won	—	7,941	—	7,941
Malaysian ringgits	—	6,773	—	6,773
Norwegian kroner	—	6,406	—	6,406
Turkish lira	—	4,412	—	4,412
Peruvian nuevos soles	—	2,985	—	2,985
Uruguayan pesos	—	2,485	—	2,485
Argentine pesos	—	2,425	—	2,425
Russian rubles	—	1,773	—	1,773
U.S. dollars	—	868,290	491	868,781
Convertible bonds	—	107	—	107
Convertible stocks	—	—	847	847
Common stocks	545	445	3	993
Rights & warrants	—	—	26	26
Short-term securities	73,383	140,232	—	213,615
Total	$73,928	$2,059,053	$1,367	$2,134,348

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 3,368	$ —	$ —	$ 3,368
Unrealized appreciation on open forward currency contracts	—	4,254	—	4,254
Unrealized appreciation on interest rate swaps	—	466	—	466
Liabilities:
Unrealized depreciation on futures contracts	(686)	—	—	(686)
Unrealized depreciation on open forward currency contracts	—	(3,542)	—	(3,542)
Unrealized depreciation on interest rate swaps	—	(316)	—	(316)
Total	$2,682	$ 862	$—	$3,544
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 189 of 193

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$ 1,189,320	$ 9,660	$ 1,198,980
Municipals	—	91	—	91
Convertible bonds	—	7,889	—	7,889
Convertible stocks	857	—	4,834	5,691
Common stocks	5,892	2,904	2,624	11,420
Rights & warrants	12	—	165	177
Short-term securities	55,797	—	—	55,797
Total	$62,558	$1,200,204	$17,283	$1,280,045

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on credit default swaps	$—	$(96)	$—	$(96)
*	Credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2019 (dollars in thousands):
	Beginning value at 1/1/2019	Transfers into Level 3	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 3/31/2019
Investment securities	$17,537	$—	$236	$—	$8	$(478)	$(20)	$17,283
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2019								$(480)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series — Page 190 of 193

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2019	Valuation techniques	Unobservable inputs	Range	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$ 9,660	Yield analysis	Yield to maturity risk premium	0-400 bps	306 bps	Decrease
Convertible stocks	4,834	Market comparables	Revenue multiple	0.7x	0.7x	Increase
Common stocks	2,624	Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to transaction price	50%	N/A	N/A
		Enterprise value	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
Rights & warrants	165	Black-Scholes	Implied volatility	30%	30%	Increase
	$17,283
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$ —	$ 213,889	$ —	$ 213,889
U.S. Treasury bonds & notes	—	32,946	—	32,946
Federal agency bonds & notes	—	18,619	—	18,619
Asset-backed obligations	—	13,043	—	13,043
Corporate bonds & notes	—	—	53	53
Short-term securities	—	38,928	—	38,928
Total	$—	$317,425	$53	$317,478

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 1,270	$ —	$ —	$ 1,270
Unrealized appreciation on interest rate swaps	—	2,432	—	2,432
Liabilities:
Unrealized depreciation on interest rate swaps	—	(1,825)	—	(1,825)
Total	$1,270	$ 607	$—	$1,877
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Ultra-Short Bond Fund

At March 31, 2019, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series — Page 191 of 193

unaudited
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ —	$ 1,489,219	$ —	$ 1,489,219
Mortgage-backed obligations	—	656,787	—	656,787
Federal agency bonds & notes	—	593,171	—	593,171
Short-term securities	—	195,017	—	195,017
Total	$—	$2,934,194	$—	$2,934,194

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 17,660	$ —	$ —	$ 17,660
Unrealized appreciation on interest rate swaps	—	32,415	—	32,415
Liabilities:
Unrealized depreciation on futures contracts	(2,957)	—	—	(2,957)
Unrealized depreciation on interest rate swaps	—	(26,691)	—	(26,691)
Total	$14,703	$ 5,724	$—	$20,427
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Managed Risk Growth Fund

At March 31, 2019, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2019, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At March 31, 2019, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At March 31, 2019, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2019, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 192 of 193

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
INGEFPX-998-0519O-S66073	American Funds Insurance Series — Page 193 of 193